Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.1% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Ambac Assurance Corp. 5.100% due 06/07/2021	$43	$60
Ambac LSNI LLC 6.000% due 02/12/2023 •	158	158
Preferred Term Securities Ltd.
0.567% (US0003M + 0.350%) due 03/22/2038 ~	28,439	24,741
1.096% (US0003M + 0.860%) due 07/03/2033 ~	1,480	1,436
		26,395
INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	938	1,064
Times Square Hotel Trust 8.528% due 08/01/2026	3,482	3,813
UAL Pass-Through Trust 6.636% due 01/02/2024	711	717
		5,594
Total Corporate Bonds & Notes (Cost $33,130)		31,989
MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011 1.325% (US0003M + 1.100%) due 04/01/2040 ~	367	371
Total Municipal Bonds & Notes (Cost $367)		371
U.S. GOVERNMENT AGENCIES 47.9%
Fannie Mae
0.191% due 07/25/2037 •	954	938
0.255% due 03/25/2036 •	11	11
0.388% due 05/25/2032 •	3	3
0.390% due 08/25/2031 •	78	76
0.553% due 09/17/2027 •	1	1
0.598% due 02/25/2033 •	37	37
0.758% due 11/18/2031 •	2	2
0.798% due 11/25/2031 •	28	28
0.898% due 05/25/2022 •	1	1
1.048% due 08/25/2023 •	3	3
1.148% due 12/25/2023 - 04/25/2032 •	7	8
1.298% due 10/25/2022 - 09/25/2023 •	2	2
1.588% due 02/01/2033 •	51	52
1.750% due 12/25/2023 •	5	5
1.843% due 11/01/2034 •	2	2
1.943% due 04/01/2036 •	2	3
1.944% due 03/01/2044 - 10/01/2044 •	38	38
2.080% due 06/01/2033 •	7	7
2.081% due 03/01/2035 •	7	7
2.099% due 10/01/2034 •	3	3
2.129% due 05/01/2025 •	2	2
2.144% due 11/01/2030 - 10/01/2040 •	20	20
2.199% due 09/01/2033 •	4	4
2.203% due 07/01/2035 •	7	8
2.244% due 11/01/2032 •	16	16
2.245% due 09/01/2030 - 10/01/2032 •	23	24
2.255% due 03/01/2030 •	4	4
2.278% due 09/01/2033 •	16	16
2.325% due 08/01/2033 •	6	6
2.375% due 09/01/2032 - 09/01/2033 •	20	20
2.535% due 11/01/2034 •	9	9
2.590% due 05/01/2033 •	12	12
2.605% due 08/01/2035 •	7	7
2.661% due 11/01/2035 •	1	1
2.750% due 10/01/2028 •	3	3
2.838% due 07/01/2033 •	5	5
2.845% due 10/01/2031 •	4	4
2.855% due 06/01/2033 •	9	9

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.880% due 07/01/2033 •	4	4
2.899% due 09/01/2033 •	4	4
2.904% due 04/01/2036 •	13	13
2.977% due 05/01/2034 •	13	13
3.089% due 04/01/2034 •	1	1
3.231% due 01/01/2037 •	4	4
3.316% due 02/01/2035 •	3	3
3.328% due 01/01/2035 •	5	5
3.336% due 05/01/2036 •	5	5
3.347% due 12/01/2036 •	8	8
3.379% due 04/01/2033 •	5	5
3.381% due 03/01/2035 •	8	8
3.515% due 03/01/2032 •	3	3
3.534% due 03/01/2033 •	1	1
3.543% due 02/01/2035 •	4	4
3.625% due 03/01/2029 - 04/01/2032 •	16	17
3.660% due 03/01/2035 •	4	5
3.661% due 12/01/2036 •	7	7
3.673% due 12/01/2035 •	4	4
3.805% due 06/01/2033 •	66	66
3.869% due 05/01/2036 •	6	6
4.000% due 11/25/2033	69	76
4.000% due 01/01/2059	434	485
4.250% due 10/01/2027 •	1	1
5.000% due 06/25/2023 - 11/25/2032	435	539
5.500% due 09/25/2035	1,777	2,376
5.852% due 11/25/2049 •(a)	938	165
6.500% due 06/25/2028	16	18
7.000% due 07/25/2042	4	5
7.500% due 08/25/2021 - 07/25/2022	4	3
8.500% due 01/25/2025 - 04/01/2032	14	14
Freddie Mac
0.278% due 08/25/2031 •	50	47
0.409% due 10/15/2032 •	5	5
0.482% due 01/25/2034 ~(a)	86,504	4,389
0.509% due 12/15/2029 •	8	7
0.609% due 12/15/2031 •	3	3
0.620% due 10/15/2022 •	1	1
0.655% due 12/25/2022 ~(a)	40,299	251
0.709% due 04/15/2022 - 08/15/2031 •	7	6
0.778% due 03/25/2034 ~(a)	68,441	5,381
1.181% due 05/15/2023 •	4	4
1.241% due 05/15/2023 •	1	1
1.750% due 09/25/2023 •	68	68
1.809% due 10/25/2044 •	1,783	1,819
1.944% due 02/25/2045 •	11	11
2.008% due 09/01/2035 •	5	5
2.009% due 07/25/2044 •	391	395
2.253% due 10/01/2034 •	11	11
2.362% due 11/01/2034 •	11	11
2.365% due 11/01/2023 •	1	1
2.375% due 11/01/2034 •	16	17
2.422% due 09/01/2033 •	17	18
2.465% due 09/01/2035 •	2	2
2.540% due 03/01/2030 •	4	4
2.629% due 01/01/2035 •	5	6
2.688% due 03/01/2028 •	3	3
2.711% due 07/01/2037 •	7	7
2.715% due 09/01/2028 •	3	3
2.788% due 12/01/2033 •	20	20
2.953% due 08/01/2023 •	3	3
3.000% due 09/01/2046 - 03/01/2048	27,850	29,189
3.014% due 03/01/2032 •	26	26
3.307% due 02/01/2026 •	0	1
3.500% due 07/01/2046 - 02/01/2048	283	303
3.553% due 02/01/2035 •	11	11
3.625% due 02/01/2035 •	3	3
3.643% due 02/01/2035 •	14	15
3.677% due 01/01/2035 •	5	5
3.678% due 02/01/2035 •	5	5
3.708% due 04/01/2032 •	66	66
3.723% due 04/01/2033 •	2	2
3.730% due 04/01/2034 •	10	10
3.737% due 01/01/2035 •	6	6
3.755% due 03/01/2034 •	14	14
4.000% due 10/15/2033	32	36
4.020% due 02/01/2036 •	6	6
4.338% due 05/01/2026 •	6	6
5.000% due 02/15/2036	171	197
5.500% due 05/15/2036	14	17
5.776% due 08/01/2031 •	16	18
6.500% due 07/25/2043	367	455
7.000% due 06/15/2029	7	9
7.500% due 02/15/2023 - 01/15/2031	4	5
8.000% due 03/15/2023	4	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Ginnie Mae
0.590% due 02/20/2061 •	312	312
0.890% due 09/20/2063 •	3,183	3,203
2.250% due 07/20/2029 - 09/20/2033 •	56	58
2.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2021 ~	1	1
2.875% due 05/20/2030 - 05/20/2032 •	38	40
3.000% (H15T1Y + 1.500%) due 01/20/2023 ~	1	1
3.000% due 01/20/2027 - 02/20/2030 •	27	27
3.125% (H15T1Y + 1.500%) due 10/20/2026 ~	11	11
3.125% due 12/20/2027 - 10/20/2033 •	19	19
3.500% due 01/20/2034 •	1	1
Uniform Mortgage-Backed Security
2.500% due 02/01/2023	111	116
3.000% due 12/01/2026 - 10/01/2046	2,739	2,881
3.500% due 03/01/2040 - 02/01/2050	51,919	55,181
4.000% due 08/01/2038 - 09/01/2050	394,999	421,624
4.000% due 06/01/2044 - 10/01/2047	10,020	10,888
8.500% due 04/01/2030 - 06/01/2030	9	11
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	235,900	244,202
2.500% due 01/01/2036	20,000	20,859
2.500% due 03/01/2051	495,200	520,308
3.000% due 01/01/2036 - 02/01/2051	308,300	323,216
3.500% due 01/01/2051 - 02/01/2051	470,700	497,700
4.000% due 01/01/2051	91,900	98,146
4.000% due 02/01/2051	5,000	5,347
Total U.S. Government Agencies (Cost $2,235,004)		2,252,325
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.375% due 05/15/2029 (g)(i)	8,900	10,054
Total U.S. Treasury Obligations (Cost $9,055)		10,054
NON-AGENCY MORTGAGE-BACKED SECURITIES 25.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	2,600	2,905
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	2,226
Adjustable Rate Mortgage Trust
0.688% due 11/25/2035 •	483	480
0.708% due 11/25/2035 •	834	817
2.161% due 04/25/2035 ~	14	14
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	14,772	13,762
American Home Mortgage Investment Trust 2.254% due 06/25/2045 •	1,557	1,566
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	837	842
AREIT Trust 1.173% due 09/14/2036 •	30,000	29,607
Ashford Hospitality Trust
1.059% due 04/15/2035 •	7,579	7,496
1.609% due 06/15/2035 •	3,100	2,948
2.009% due 06/15/2035 •	2,300	2,153
2.909% due 06/15/2035 •	3,200	2,919
BAMLL Commercial Mortgage Securities Trust
1.209% due 04/15/2036 •	3,500	3,416
1.359% due 03/15/2034 •	900	890
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	2,390	2,366
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~	43,575	45,853
Banc of America Funding Trust
0.280% due 10/26/2036 ~	65,290	59,851
0.342% due 10/20/2036 •	4,217	3,857
0.827% due 04/20/2035 •	717	710
2.815% due 09/20/2046 ^~	1,574	1,526
2.888% due 10/20/2046 ^~	357	321
3.500% due 01/20/2047 ^~	9	8
Banc of America Mortgage Trust
2.372% due 12/25/2033 ~	64	63
2.584% due 11/25/2033 ~	17	17
2.932% due 10/25/2035 ^~	350	351
3.386% due 06/25/2035 ~	352	336
3.603% due 06/25/2034 ~	189	190
Bancorp Commercial Mortgage Trust
1.209% due 09/15/2036 •	796	796
1.359% due 08/15/2032 •	2,193	2,189
1.759% due 08/15/2032 •	7,300	7,349
Barclays Commercial Mortgage Securities Trust
1.409% due 02/15/2033 •	7,376	7,333
2.209% due 02/15/2033 •	5,550	5,519
3.259% due 02/15/2033 •	35,400	35,356

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	38	39
2.625% due 10/25/2034 ~	48	48
2.626% due 02/25/2036 ^~	106	104
2.781% due 11/25/2030 ~	31	31
2.900% due 11/25/2034 ~	171	163
2.905% due 02/25/2035 ~	159	164
3.088% due 08/25/2035 ~	969	968
3.115% due 05/25/2034 ~	55	49
3.186% due 02/25/2033 ~	2	2
3.474% due 05/25/2033 ~	129	119
3.769% due 04/25/2034 ~	64	62
3.800% due 05/25/2047 ^~	407	397
Bear Stearns ALT-A Trust
2.701% due 07/25/2035 ~	12,369	10,214
2.729% due 01/25/2036 ^~	698	717
2.819% due 12/25/2033 ~	262	263
2.913% due 04/25/2035 ~	40	40
3.027% due 11/25/2035 ^~	1,183	893
3.084% due 08/25/2036 ^~	2,154	1,602
3.126% due 02/25/2036 ^~	3,842	3,250
3.478% due 08/25/2036 ^~	1,218	784
Bear Stearns Mortgage Securities, Inc. 2.995% due 06/25/2030 ~	6	6
Bear Stearns Structured Products, Inc. Trust
2.728% due 12/26/2046 ^~	3,854	3,435
2.984% due 01/26/2036 ^~	665	546
BellaVista Mortgage Trust
0.652% due 05/20/2045 •	2,436	1,822
0.888% due 02/25/2035 •	3,357	2,587
BXMT Ltd. 1.553% due 03/15/2037 •	23,500	23,614
Chase Mortgage Finance Trust 3.054% due 12/25/2035 ^~	889	865
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.719% due 01/25/2035 ~	488	475
Citigroup Commercial Mortgage Trust
0.989% due 12/15/2036 •	9,200	9,052
1.309% due 12/15/2036 •	1,800	1,709
3.098% due 04/10/2049	21,462	22,826
3.209% due 05/10/2049	700	778
Citigroup Global Markets Mortgage Securities, Inc.
0.648% due 05/25/2032 •	26	25
2.595% due 09/25/2033 ~	1	1
8.500% due 05/25/2032	96	97
Citigroup Mortgage Loan Trust
0.948% due 08/25/2035 ^•	179	165
2.520% due 11/25/2035 •	750	728
2.530% due 10/25/2035 •	16	17
2.570% due 05/25/2035 •	9	9
3.125% due 08/25/2035 ~	198	200
3.228% due 09/25/2059 þ	614	619
3.538% due 05/25/2042 ~	889	881
Citigroup Mortgage Loan Trust, Inc.
0.478% due 12/25/2034 •	116	118
1.940% due 09/25/2035 •	694	686
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	800	826
Commercial Mortgage Trust
2.950% due 08/15/2057	1,000	1,120
3.545% due 02/10/2036	3,800	4,223
Community Program Loan Trust 4.500% due 04/01/2029	30	30
Countrywide Alternative Loan Trust
0.332% due 02/20/2047 ^•	1,952	1,504
0.347% due 12/20/2046 ^•	8,993	7,633
0.348% due 06/25/2037 •	655	603
0.352% due 07/20/2046 ^•	734	579
0.468% due 07/25/2036 •	1,713	1,779
0.528% due 09/25/2046 ^•	381	362
0.572% due 03/20/2046 •	330	278
0.648% due 05/25/2035 •	123	106
0.648% due 05/25/2035 ^•	245	220
0.648% due 06/25/2035 •	1,809	1,671
0.688% due 02/25/2036 •	104	94
0.708% due 12/25/2035 •	501	489
0.728% due 11/25/2035 •	1,488	1,080
0.768% due 10/25/2035 •	765	652
0.784% due 11/20/2035 •	256	236
0.808% due 10/25/2035 •	3,582	2,917
1.108% due 07/25/2035 •	3,770	3,748
1.449% due 03/25/2047 ^•	3,722	3,193
1.609% due 02/25/2036 •	746	696
1.688% due 11/25/2035 •	2,002	1,790
1.859% due 11/25/2047 ^•	5,274	4,598
1.989% due 11/25/2047 ^•	9,620	8,446

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.050% due 08/25/2035 ~	3,538	3,416
5.500% due 11/25/2035 ^	1,034	845
5.500% due 03/25/2036 ^	81	54
5.750% due 03/25/2037 ^•	334	264
5.750% due 04/25/2047 ^	449	358
6.250% due 12/25/2033	21	22
6.500% due 11/25/2031	72	76
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •	24	22
0.748% due 03/25/2035 •	34	28
0.788% due 03/25/2035 •	1,730	1,635
0.828% due 02/25/2035 •	68	64
0.848% due 02/25/2035 •	531	507
0.928% due 02/25/2035 •	98	89
1.068% due 09/25/2034 •	102	76
2.109% due 02/20/2036 ^•	178	174
2.195% due 02/20/2036 ^•	101	89
2.460% due 06/19/2031 ~	2	2
2.627% due 04/25/2035 ^~	23	2
2.677% due 02/19/2034 ~	16	15
2.806% due 02/20/2035 ~	113	113
2.807% due 02/19/2034 ~	11	11
3.059% due 08/25/2034 ^~	261	277
3.090% due 08/25/2034 ~	162	159
3.377% due 07/19/2033 ~	53	54
3.514% due 05/19/2033 ~	9	8
3.866% due 02/25/2034 ~	43	43
6.000% due 11/25/2037 ^	149	119
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~	92	86
1.298% due 09/25/2034 ^•	957	1,030
2.441% due 12/25/2032 ^~	34	30
3.135% due 12/25/2033 ~	140	137
3.357% due 06/25/2033 ~	204	202
5.750% due 04/25/2033	8	9
6.250% due 07/25/2035	261	287
7.000% due 02/25/2033	15	16
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.785% due 07/25/2033 ~	10	10
3.122% due 10/25/2033 ~	92	97
5.500% due 11/25/2035	208	189
Credit Suisse Mortgage Capital Certificates
3.117% due 02/27/2036 ~	5,158	4,349
3.490% due 08/26/2058	600	603
5.750% due 12/26/2035	290	265
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	259	226
Credit Suisse Mortgage Capital Trust
1.509% due 10/15/2037 •	1,000	1,005
2.257% due 08/15/2037	1,200	1,246
2.750% due 01/25/2060	9,795	10,107
3.036% due 10/27/2059 ~	850	860
3.089% due 12/26/2059 ~	858	863
3.250% due 01/25/2060	7,373	7,795
3.322% due 10/25/2058 ~	446	451
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.328% due 01/25/2047 •	5,990	5,455
Downey Savings & Loan Association Mortgage Loan Trust 1.549% due 04/19/2046 •	470	452
First Horizon Alternative Mortgage Securities Trust
2.226% due 06/25/2034 ~	1,223	1,221
2.445% due 09/25/2034 ~	702	689
2.507% due 07/25/2035 ~	6,861	6,823
2.921% due 03/25/2035 ~	122	95
GCAT LLC
2.611% due 12/25/2025 þ	1,000	1,002
2.981% due 09/25/2025 þ	971	982
GMAC Mortgage Corp. Loan Trust 4.500% due 05/25/2035 ~	10	9
Grand Avenue Mortgage Loan Trust 3.250% due 08/25/2064	37,635	37,887
GreenPoint Mortgage Funding Trust
0.568% due 04/25/2036 •	197	190
0.608% due 06/25/2045 •	11,730	9,828
GS Mortgage Securities Corp. Trust
1.259% due 07/15/2032 •	5,000	4,966
3.104% due 05/10/2034	15,900	15,367
3.551% due 04/10/2034	7,490	7,571
3.924% due 10/10/2032	13,300	13,270
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	2,171
GSMPS Mortgage Loan Trust
0.498% due 09/25/2035 •	21,468	17,886
0.498% due 01/25/2036 •	26,060	21,297
7.000% due 06/25/2043	412	471
8.000% due 09/19/2027 ~	215	210

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

GSR Mortgage Loan Trust
0.498% due 01/25/2034 •	6	6
2.824% due 04/25/2035 ~	512	506
3.050% due 01/25/2036 ^~	204	206
3.245% due 09/25/2035 ~	60	61
3.678% due 04/25/2035 ~	484	472
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •	1,229	1,106
0.512% due 07/19/2046 ^•	2,037	1,171
0.532% due 02/19/2046 •	316	308
0.592% due 05/19/2035 •	165	156
0.630% due 03/19/2036 ^•	214	203
0.632% due 06/19/2035 •	8,325	8,226
0.852% due 01/19/2035 •	21	19
2.353% due 06/19/2045 ^•	253	148
2.594% due 11/19/2034 ~	9	9
2.995% due 12/19/2035 ^~	9	9
3.333% due 08/19/2034 ~	101	100
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,520
3.719% due 11/05/2038	1,000	1,095
Impac CMB Trust 1.048% due 10/25/2033 •	7	7
Impac Secured Assets Trust
0.498% due 05/25/2036 •	49	48
0.578% due 08/25/2036 •	63	64
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	3	3
IndyMac Mortgage Loan Trust
0.268% due 07/25/2036 •	15,632	14,495
0.338% due 09/25/2046 •	515	472
0.378% due 07/25/2046 •	13,217	12,993
0.448% due 06/25/2037 ^•	129	71
0.628% due 04/25/2035 •	129	114
0.708% due 03/25/2035 •	54	53
0.788% due 02/25/2035 •	1,075	1,026
0.788% due 07/25/2045 •	39	35
0.948% due 11/25/2034 •	3,278	3,112
1.368% due 09/25/2034 •	99	94
3.165% due 06/25/2034 ~(a)	2,189	2,219
3.170% due 06/25/2036 ~	2,014	1,607
3.295% due 06/25/2036 ~	988	1,024
3.477% due 02/25/2036 ~	5,083	4,617
InTown Hotel Portfolio Trust
0.859% due 01/15/2033 •	4,900	4,868
1.209% due 01/15/2033 •	3,925	3,863
1.409% due 01/15/2033 •	2,900	2,835
2.209% due 01/15/2033 •	8,100	7,893
J.P. Morgan Chase Commercial Mortgage Securities Trust 0.959% due 02/15/2035 •	5,000	4,769
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052	1,000	1,129
JPMorgan Alternative Loan Trust
0.628% due 11/25/2036 •	6,418	5,852
0.646% due 06/27/2037 •	2,058	1,663
2.764% due 10/25/2036 ~	6,563	6,546
11.050% due 06/27/2037 ~	13,958	9,537
JPMorgan Chase Commercial Mortgage Securities Trust
1.009% due 10/15/2032 •	5,168	5,006
1.259% due 10/15/2032 •	3,500	3,371
1.559% due 10/15/2032 •	3,600	3,412
1.609% due 12/15/2031 •	1,500	1,470
2.299% due 10/15/2032 •	5,540	5,128
2.713% due 08/15/2049	11,200	11,868
3.648% due 12/15/2049 ~	300	342
4.549% due 07/05/2033	23,151	24,161
JPMorgan Mortgage Trust
2.608% due 10/25/2035 ^~	45	39
2.873% due 07/25/2035 ~	703	704
3.267% due 04/25/2035 ~	33	34
3.357% due 10/25/2035 ~	98	92
3.583% due 06/25/2035 ~	82	73
5.000% due 07/25/2036	352	286
LB-UBS Commercial Mortgage Trust 6.274% due 04/15/2041 ~	3,335	3,358
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	268	218
Lehman XS Trust 0.378% due 04/25/2046 ^•	576	590
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,584
MASTR Adjustable Rate Mortgages Trust
0.478% due 12/25/2034 •	395	386
0.698% due 09/25/2037 •	3,500	1,589
2.125% due 12/25/2033 ~	4	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.892% due 07/25/2035 ~	11,464	7,249
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.859% due 11/15/2031 •	52	53
Merrill Lynch Mortgage Investors Trust
0.768% due 08/25/2028 •	7	6
0.788% due 10/25/2028 •	68	68
0.868% due 08/25/2035 •	12,000	10,810
0.888% due 03/25/2028 •	9	9
2.483% due 04/25/2035 ~	14	13
2.650% due 11/25/2035 •	5,998	5,982
2.978% due 08/25/2033 ~	79	3
MFA Trust 1.947% due 04/25/2065 ~	2,075	2,089
Morgan Stanley Capital Trust
1.159% due 05/15/2036 •	5,347	5,176
2.041% due 07/15/2053	77,500	80,987
3.005% due 07/15/2052	8,000	8,737
Morgan Stanley Mortgage Loan Trust
0.408% due 03/25/2036 •	1,620	1,250
2.794% due 10/25/2034 ~	42	44
Morgan Stanley Resecuritization Trust 0.310% due 06/26/2047 •	16,071	14,703
Motel 6 Trust 2.309% due 08/15/2034 •	1,444	1,433
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	472	488
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	36,927	38,878
3.500% due 12/25/2057 ~	890	944
4.500% due 05/25/2058 ~	765	830
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.254% due 10/25/2034 þ	6,871	7,171
One New York Plaza Trust 1.109% due 01/15/2026 •	9,700	9,736
RBS Acceptance, Inc. 3.582% due 06/25/2024 ~	5	5
Ready Captial Mortgage Financing LLC 1.148% due 03/25/2034 •	11,003	10,905
Residential Accredit Loans, Inc. Trust
0.348% due 10/25/2046 •	13,573	13,077
0.358% due 06/25/2037 •	179	172
0.508% due 11/25/2036 •	9,625	7,169
0.528% due 04/25/2046 •	849	769
1.641% due 10/25/2037 ~	1,278	1,199
3.240% due 09/25/2034 ~	5	5
6.000% due 12/25/2035	4,933	4,910
6.500% due 10/25/2036 ^	2,117	2,107
Residential Asset Securitization Trust
0.598% due 02/25/2034 •	24	22
0.598% due 04/25/2035 ^•	669	412
6.250% due 08/25/2036	2,295	1,968
6.500% due 04/25/2037 ^	4,402	1,749
Residential Funding Mortgage Securities, Inc. Trust
3.471% due 09/25/2035 ~	7,627	6,032
3.511% due 06/25/2035 ~	49	48
4.567% due 02/25/2036 ^~	56	49
RESIMAC Bastille Trust 1.083% due 09/05/2057 •	1,804	1,805
RiverView HECM Trust 0.590% due 05/25/2047 •	16,665	15,171
SACO, Inc. 7.000% due 08/25/2036	4	4
Sequoia Mortgage Trust
0.612% due 02/20/2035 •	73	71
0.772% due 11/20/2034 •	30	29
0.778% due 05/20/2034 •	343	344
0.852% due 10/19/2026 •	35	34
0.912% due 10/20/2027 •	6	5
0.942% due 02/20/2034 •	130	123
0.952% due 10/20/2027 •	15	15
1.512% due 10/20/2027 •	247	245
1.678% due 06/20/2034 ~	69	67
1.956% due 09/20/2032 ~	25	25
2.042% due 08/20/2034 ~	74	75
2.345% due 01/20/2047 ^~	578	444
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	3,000	3,184
Structured Adjustable Rate Mortgage Loan Trust
0.883% due 06/25/2034 •	357	337
2.009% due 01/25/2035 ^•	453	425
2.009% due 05/25/2035 ^•	572	483
2.724% due 04/25/2034 ~	44	44
3.080% due 02/25/2034 ~	57	56
3.104% due 02/25/2036 ^~	230	211
Structured Asset Mortgage Investments Trust
0.448% due 02/25/2037 •	1,338	1,261

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.688% due 08/25/2035 •	3,818	3,959
0.708% due 02/25/2036 ^•	240	227
0.752% due 07/19/2034 •	519	502
0.768% due 12/25/2035 ^•	2,723	2,589
0.852% due 03/19/2034 •	157	153
0.992% due 10/19/2033 •	57	54
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	66	4
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,222	906
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.989% due 07/25/2032 ~	2	2
Tharaldson Hotel Portfolio Trust
0.903% due 11/11/2034 •	11,341	11,032
1.253% due 11/11/2034 •	21,467	20,678
1.503% due 11/11/2034 •	10,693	10,094
2.153% due 11/11/2034 •	17,903	16,809
Thornburg Mortgage Securities Trust 2.316% due 09/25/2037 ~	5,954	6,106
UBS Commercial Mortgage Trust
1.009% due 02/15/2032 •	11,415	11,105
4.241% due 06/15/2051 ~	4,570	5,397
VMC Finance LLC 1.253% due 09/15/2036 •	916	906
Wachovia Bank Commercial Mortgage Trust 0.933% due 10/15/2041 ~(a)	85	0
Wachovia Mortgage Loan Trust LLC 2.502% due 10/20/2035 ~	199	150
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •	23,524	20,197
0.568% due 06/25/2044 •	1,957	1,910
0.648% due 07/25/2044 •	23	23
0.668% due 11/25/2045 •	2,637	2,593
0.688% due 12/25/2045 •	2,625	2,616
0.728% due 07/25/2045 •	243	236
0.888% due 11/25/2034 •	150	150
0.928% due 10/25/2044 •	392	393
1.449% due 11/25/2046 •	15,270	14,042
1.609% due 08/25/2046 •	8,858	8,481
1.773% due 11/25/2041 ~	4	3
2.003% due 08/25/2046 •	4,415	4,225
2.009% due 06/25/2042 •	135	131
2.009% due 08/25/2042 •	1,430	1,380
2.564% due 01/25/2033 ~	1,506	1,500
2.900% due 08/25/2033 ~	9	9
3.509% due 03/25/2033 ~	105	104
3.655% due 06/25/2034 ~	44	45
WaMu Mortgage-Backed Pass-Through Certificates 2.937% due 12/19/2039 ~	181	179
Washington Mutual Mortgage Pass-Through Certificates Trust
0.798% due 10/25/2035 •	550	481
1.439% due 11/25/2046 •	11,181	9,981
2.605% due 12/25/2032 ~	135	135
3.402% due 11/25/2030 ~	21	21
5.750% due 03/25/2033	68	72
Wells Fargo Commercial Mortgage Trust
1.004% due 12/13/2031 •	21,320	20,890
1.254% due 12/13/2031 •	17,700	16,595
1.999% due 12/13/2031 •	1,242	1,065
Wells Fargo Mortgage Loan Trust 3.192% due 09/27/2036 ~	1,475	1,414
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 12/25/2036 ^~	89	84
Total Non-Agency Mortgage-Backed Securities (Cost $1,204,669)		1,220,691
ASSET-BACKED SECURITIES 56.4%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	754	609
Accredited Mortgage Loan Trust
0.408% due 09/25/2036 •	281	275
1.228% due 04/25/2035 •	1,570	1,552
ACE Securities Corp. Home Equity Loan Trust
0.588% due 01/25/2037 •	23,159	8,623
0.588% due 05/25/2037 •	27,218	7,406
1.198% due 12/25/2033 •	348	344
1.198% due 07/25/2034 •	52	52
AFC Home Equity Loan Trust
0.748% due 06/25/2028 •	220	215
0.818% due 04/25/2028 •	12	12
American Credit Acceptance Receivables Trust
0.620% due 10/13/2023	28,195	28,231
3.500% due 04/14/2025	10,368	10,534
American Home Mortgage Investment Trust 0.508% due 08/25/2035 •	6	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

AmeriCredit Automobile Receivables Trust
0.600% due 12/18/2023	1,403	1,405
0.660% due 12/18/2024	8,000	8,046
Ameriquest Mortgage Securities Trust
0.308% due 10/25/2036 •	10,955	4,966
0.388% due 10/25/2036 •	3,635	1,669
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.018% due 10/25/2035 •	14,780	14,350
1.063% due 01/25/2035 •	793	789
1.198% due 11/25/2034 •	7,513	7,458
1.258% due 03/25/2035 •	6,305	6,273
2.098% due 06/25/2034 •	2,723	2,645
Amortizing Residential Collateral Trust 1.148% due 10/25/2034 •	2,836	2,807
AMSR Trust
1.632% due 07/17/2037	47,000	48,037
2.033% due 07/17/2037	11,000	11,199
Arbor Realty Commercial Real Estate Notes Ltd. 1.309% due 05/15/2037 •	2,900	2,897
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.828% due 11/25/2035 •	168	168
0.883% due 10/25/2035 •	1,000	992
0.913% due 10/25/2035 •	37,500	35,741
1.198% due 11/25/2034 •	900	903
1.273% due 05/25/2034 •	1,231	1,131
Asset-Backed Funding Certificates Trust
0.428% due 11/25/2036 •	10,608	7,979
0.828% due 04/25/2033 •	571	540
1.168% due 03/25/2032 •	366	364
Asset-Backed Securities Corp. Home Equity Loan Trust
0.679% due 06/15/2031 •	111	106
1.093% due 09/25/2034 •	297	296
1.509% due 04/15/2033 •	37	37
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •	1,000	999
B2R Mortgage Trust 2.567% due 06/15/2049	6,245	6,243
Bear Stearns Asset-Backed Securities Trust
0.298% due 07/25/2036 •	5,613	5,606
0.308% due 08/25/2036 •	634	810
0.398% due 07/25/2036 •	18,214	15,668
0.500% due 09/25/2034 •	57	55
0.698% due 10/25/2036 •	4,128	3,550
0.808% due 10/25/2032 •	16	16
0.838% due 12/25/2035 •	6,137	6,077
0.883% due 09/25/2035 •	478	477
0.948% due 10/27/2032 •	16	16
1.048% due 12/25/2033 •	305	298
1.108% due 04/25/2035 •	1,173	1,174
1.148% due 10/25/2037 •	5,397	4,663
1.148% due 11/25/2042 •	109	106
1.198% due 11/25/2035 ^•	1,199	1,145
1.328% due 06/25/2043 •	442	434
1.348% due 10/25/2032 •	52	52
1.398% due 08/25/2037 •	3,531	3,537
1.648% due 11/25/2042 •	67	66
1.798% due 11/25/2042 •	423	436
2.263% due 03/25/2035 •	3,000	2,788
3.208% due 07/25/2036 ~	343	340
5.500% due 01/25/2034 þ	28	28
5.500% due 12/25/2035	72	61
5.750% due 10/25/2033 þ	229	240
6.000% due 06/25/2034 þ	336	347
Benefit Street Partners CLO Ltd. 1.468% due 07/20/2029 •	998	1,000
BlueMountain CLO Ltd. 1.148% due 07/18/2027 •	1,160	1,156
BNC Mortgage Loan Trust 0.358% due 07/25/2037 •	43,201	39,425
Bowman Park CLO Ltd. 1.393% due 11/23/2025 •	2,665	2,668
Carlyle Global Market Strategies CLO Ltd. 1.222% due 07/28/2028 •	1,300	1,297
CarMax Auto Owner Trust 0.490% due 06/15/2023	2,000	2,003
Carrington Mortgage Loan Trust 1.238% due 04/17/2031 •	48,800	48,560
Carvana Auto Receivables Trust 2.510% due 04/15/2024	18,000	18,335
CDC Mortgage Capital Trust
0.768% due 01/25/2033 •	10	10
1.198% due 01/25/2033 •	153	154
Centex Home Equity Loan Trust
0.868% due 06/25/2034 •	367	358
1.183% due 09/25/2034 •	88	89
5.660% due 09/25/2034 þ	666	702

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Chase Funding Trust
0.728% due 11/25/2034 •	2	2
1.048% due 05/25/2033 •	3,984	3,853
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
0.809% due 08/16/2032 •	1,188	1,191
0.870% due 08/16/2032	1,188	1,195
1.950% due 09/15/2031	13,380	13,600
2.940% due 04/15/2031	16,695	16,969
CIT Group Home Equity Loan Trust 1.123% due 12/25/2031 •	177	175
Citigroup Mortgage Loan Trust
0.228% due 01/25/2037 •	150	124
0.288% due 01/25/2037 •	17,049	15,570
0.308% due 09/25/2036 •	12,990	11,799
0.598% due 11/25/2045 •	2,090	2,082
0.668% due 03/25/2036 •	6,741	6,461
Citigroup Mortgage Loan Trust, Inc.
0.418% due 06/25/2037 •	8,198	7,311
1.093% due 08/25/2035 •	765	765
5.550% due 08/25/2035 þ	349	351
5.629% due 08/25/2035 þ	1,937	1,929
College Avenue Student Loans LLC
1.348% due 12/26/2047 •	6,572	6,593
3.280% due 12/28/2048	16,360	17,152
4.130% due 12/26/2047	8,968	9,525
Conseco Finance Corp.
6.220% due 03/01/2030	130	132
6.760% due 03/01/2030 ~	11	11
6.870% due 04/01/2030 ~	3	3
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	23,276	9,561
CoreVest American Finance Trust 1.358% due 08/15/2053	20,427	20,693
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •	7,912	7,346
0.298% due 01/25/2037	17,567	17,373
0.338% due 11/25/2037 •	420	418
0.398% due 01/25/2037 •	7,619	7,418
0.518% due 04/25/2036 •	306	305
0.688% due 09/25/2036 •	2,544	2,534
0.838% due 04/25/2036 •	6,475	6,189
1.018% due 04/25/2034 •	647	646
1.048% due 05/25/2032 •	166	160
1.108% due 12/25/2035 •	6,500	6,284
1.148% due 09/25/2032 •	181	176
1.198% due 08/25/2035 •	976	978
Countrywide Asset-Backed Certificates Trust
0.288% due 03/25/2047 •	3,325	3,286
0.298% due 09/25/2046 •	15,663	15,473
0.398% due 04/25/2046 ^•	11,693	11,349
0.628% due 05/25/2036 •	50,400	47,853
0.678% due 02/25/2036 •	3,614	3,602
0.888% due 08/25/2047 •	1,028	1,009
1.243% due 04/25/2036 ^•	5,500	5,255
5.125% due 12/25/2034 ~	3,724	3,800
6.047% due 05/25/2036 ^þ	312	321
Countrywide Asset-Backed Certificates Trust, Inc.
0.888% due 12/25/2034 •	20	19
0.928% due 11/25/2034 •	476	459
1.123% due 10/25/2034 •	1,664	1,637
Credit Acceptance Auto Loan Trust
1.370% due 07/16/2029	8,400	8,519
1.930% due 09/17/2029	5,200	5,278
3.210% due 08/17/2026	631	632
3.600% due 04/15/2027	5,000	5,039
Credit Suisse ABS Trust 2.610% due 10/15/2026	14,784	14,799
Credit Suisse First Boston Mortgage Securities Corp.
0.768% due 01/25/2032 •	8	8
1.008% due 05/25/2044 •	21	21
Credit-Based Asset Servicing & Securitization LLC
0.448% due 05/25/2036 •	6,499	5,298
6.780% due 05/25/2035 þ	296	307
CWHEQ Revolving Home Equity Loan Trust 0.349% due 04/15/2032 •	1,386	1,373
DRB Prime Student Loan Trust 1.843% (US0001M + 1.700%) due 01/25/2040 ~	2,733	2,740
Drive Auto Receivables Trust
0.830% due 05/15/2024	11,800	11,861
0.850% due 07/17/2023	8,119	8,136
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •	1,200	1,198
Dryden Senior Loan Fund 1.137% due 10/15/2027 •	36,349	36,258

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Earnest Student Loan Program LLC 2.680% due 07/25/2035	633	636
ECMC Group Student Loan Trust
1.174% due 01/27/2070 •	13,800	13,993
1.298% due 11/25/2069 •	9,730	9,785
EMC Mortgage Loan Trust 1.648% due 08/25/2040 •	228	228
Encore Credit Receivables Trust
0.838% due 07/25/2035 •	421	410
1.078% due 11/25/2035 •	10,000	9,796
Enterprise Fleet Financing LLC 1.780% due 12/22/2025	16,188	16,454
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	185	195
Equity One Mortgage Pass-Through Trust 0.828% due 07/25/2034 •	4	4
Exeter Automobile Receivables Trust 3.530% due 11/15/2023	7,600	7,787
First Franklin Mortgage Loan Trust
0.258% due 12/25/2037 •	66,583	63,408
0.268% due 11/25/2036 •	25,507	23,422
0.468% due 06/25/2036 •	18,957	18,232
0.823% due 11/25/2035 •	1,900	1,853
0.868% due 12/25/2035 •	1,006	1,005
2.023% due 07/25/2034 •	2,410	2,447
First NLC Trust
0.288% due 08/25/2037 •	32,377	20,440
0.428% due 08/25/2037 •	1,768	1,141
FirstKey Homes Trust 1.339% due 09/17/2025	3,100	3,144
Flagship Credit Auto Trust 0.700% due 04/15/2025	1,007	1,009
Ford Credit Auto Owner Trust
0.500% due 12/15/2022	13,250	13,267
3.190% due 07/15/2031	7,735	8,511
FREED ABS Trust 2.400% due 09/20/2027	3,166	3,178
Fremont Home Loan Trust
0.283% due 10/25/2036 •	43,655	39,847
0.288% due 01/25/2037 •	10,170	6,693
1.003% due 07/25/2034 •	5,128	4,949
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	1,200	1,201
2.580% due 07/17/2023	4,846	4,893
2.720% due 06/17/2024	7,600	7,778
3.060% due 04/17/2023	957	964
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	10,600	10,919
2.900% due 04/15/2026	26,500	28,606
GoldentTree Loan Management U.S. CLO Ltd. 1.558% due 01/20/2033 •	2,800	2,801
Greystone Commercial Real Estate Notes Ltd. 1.339% due 09/15/2037 •	1,600	1,588
GSAMP Trust
0.288% due 12/25/2036 •	964	608
0.448% due 10/25/2036 ^•	5,223	233
0.883% due 09/25/2035 ^•	13,968	13,889
0.973% due 03/25/2034 •	753	742
1.123% due 08/25/2033 •	5	5
Gulf Stream Meridian Ltd. 1.609% due 10/15/2029 •	1,000	1,002
Home Equity Asset Trust
0.748% due 11/25/2032 •	1	1
0.748% due 12/25/2035 •	13,400	13,147
0.943% due 07/25/2034 •	233	231
1.063% due 03/25/2035 •	6,691	6,610
1.068% due 02/25/2033 •	1	1
Home Equity Loan Trust 0.338% due 04/25/2037 •	3,753	3,534
Home Equity Mortgage Loan Asset-Backed Trust
0.308% due 07/25/2037 •	102	70
0.548% due 03/25/2036 •	3,462	3,448
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	46	44
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •	11	4
HSI Asset Securitization Corp. Trust 0.508% due 12/25/2035 •	6,857	6,758
Hyundai Auto Receivables Trust 0.380% due 03/15/2023	12,000	12,012
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •	2,500	2,504
IMC Home Equity Loan Trust 7.310% due 11/20/2028	13	13
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.173% due 07/25/2034 •	440	441

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

IXIS Real Estate Capital Trust
0.248% due 01/25/2037 •	12,675	6,186
0.378% due 01/25/2037 •	46,302	23,791
Jamestown CLO Ltd.
1.438% due 01/17/2027 •	2,376	2,379
1.577% due 04/15/2033 •	1,000	999
JPMorgan Mortgage Acquisition Corp.
0.568% due 05/25/2035 •	21,779	20,845
1.123% due 12/25/2035 •	5,000	4,717
JPMorgan Mortgage Acquisition Trust
0.228% due 08/25/2036 •	2	1
0.258% due 08/25/2036 •	793	638
KKR CLO Ltd.
1.488% due 07/18/2030 •	1,000	1,002
1.507% due 07/15/2030	6,068	6,077
LA Arena Funding LLC 7.656% due 12/15/2026	213	213
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •	2,900	2,887
Long Beach Mortgage Loan Trust
0.308% due 11/25/2036 •	3,283	1,500
0.448% due 05/25/2036 •	17,430	12,028
0.768% due 08/25/2033 •	320	314
1.003% due 07/25/2034 •	149	147
1.198% due 10/25/2034 •	59	58
1.198% due 06/25/2035 •	150	148
1.573% due 03/25/2032 •	105	104
Madison Park Funding Ltd. 1.478% due 07/20/2026 •	419	419
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •	323	325
MASTR Asset-Backed Securities Trust
0.408% due 08/25/2036 •	14,404	9,776
0.898% due 12/25/2034 ^•	417	406
0.973% due 10/25/2034 •	723	715
MASTR Specialized Loan Trust 0.998% due 05/25/2037 •	297	41
Merrill Lynch First Franklin Mortgage Loan Trust 1.648% due 10/25/2037 •	220	224
Merrill Lynch Mortgage Investors Trust
0.268% due 10/25/2037 ^•	311	134
0.308% due 09/25/2037 •	97	56
0.328% due 06/25/2037 •	715	272
MF1 Ltd. 1.859% due 11/15/2035 •	3,500	3,510
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	1,083	1,158
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 05/25/2037 •	111	97
0.248% due 11/25/2036 •	9,570	5,936
0.278% due 01/25/2037 •	64,165	35,544
0.448% due 06/25/2036 •	672	595
0.488% due 03/25/2037 •	23,893	12,789
0.628% due 06/25/2036 •	8,423	7,546
0.643% due 03/25/2036 •	19,021	15,050
2.148% due 07/25/2037 ^•	268	251
2.548% due 08/25/2034 •	99	99
Morgan Stanley Capital, Inc. Trust
0.688% due 03/25/2036 •	7,653	6,783
0.703% due 01/25/2036 •	6,132	5,289
Morgan Stanley Dean Witter Capital, Inc. Trust
1.498% due 02/25/2033 •	62	62
2.623% due 01/25/2032 •	155	162
Morgan Stanley Mortgage Loan Trust
0.468% due 11/25/2036 •	645	159
0.668% due 10/25/2036 •	1,477	633
Mountain View CLO Ltd. 1.320% due 10/16/2029 •	1,000	994
Nassau Ltd. 2.383% due 07/20/2029 •	1,000	1,004
Navient Private Education Loan Trust
0.000% due 04/15/2069 •	3,600	3,605
1.330% due 04/15/2069	1,000	1,003
2.650% due 12/15/2028	2,421	2,469
2.740% due 02/15/2029	593	604
3.910% due 12/15/2045	4,893	5,141
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	5,200	5,257
1.690% due 05/15/2069	2,432	2,484
2.820% due 02/15/2068	4,088	4,103
Navient Student Loan Trust
0.528% due 03/25/2067 •	15,905	15,878
0.998% due 06/25/2065 •	85	85
1.198% due 12/27/2066 •	10,090	10,229
Nelnet Student Loan Trust
0.948% due 09/25/2065 •	17,546	17,459

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

1.048% due 06/27/2067 •	35,618	35,750
New Century Home Equity Loan Trust
0.328% due 05/25/2036 •	207	196
0.598% due 02/25/2036 •	8,978	8,481
Newcastle Mortgage Securities Trust 0.733% due 03/25/2036 •	15,853	15,688
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.768% due 01/25/2036 •	53	145
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.478% due 03/25/2036 •	7,620	7,120
North Carolina State Education Assistance Authority 1.015% due 07/25/2036 •	4,400	4,388
NovaStar Mortgage Funding Trust
0.248% due 03/25/2037 •	12	6
0.883% due 01/25/2036 •	15,000	14,094
0.928% due 05/25/2033 •	1	1
Oaktree CLO 1.511% due 05/13/2029 •	9,793	9,783
OCP CLO Ltd. 1.035% due 10/26/2027 •	5,807	5,800
OHA Credit Funding Ltd. 1.538% due 07/20/2032 •	1,000	1,001
OneMain Financial Issuance Trust 3.300% due 03/14/2029	1,000	1,010
Option One Mortgage Loan Trust
0.928% due 02/25/2035 •	643	635
0.943% due 05/25/2034 •	15	14
Option One Mortgage Loan Trust Asset-Backed Certificates 0.652% due 08/20/2030 •	2	2
OZLM Ltd. 1.707% due 04/15/2032 •	45,000	45,035
Palmer Square Loan Funding Ltd.
1.024% due 02/20/2028 •	1,760	1,752
1.068% due 01/20/2027 •	867	864
1.074% due 08/20/2027 •	1,555	1,550
1.115% due 10/24/2027 •	5,421	5,414
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 03/25/2035 •	415	417
1.123% due 10/25/2034 •	119	120
1.198% due 10/25/2034 •	11,119	11,037
Popular ABS Mortgage Pass-Through Trust 3.528% due 01/25/2036 ^þ	208	199
RAAC Trust
0.548% due 06/25/2047 •	476	476
0.628% due 03/25/2037 •	302	303
0.658% due 02/25/2036 •	3,382	3,363
1.348% due 09/25/2047 •	2,343	2,356
3.898% due 12/25/2035 •	1,447	1,479
Race Point CLO Ltd. 1.447% due 10/15/2030 •	5,943	5,932
Renaissance Home Equity Loan Trust
1.248% due 09/25/2037 •	658	332
1.348% due 08/25/2032 •	930	932
1.388% due 03/25/2033 •	12	12
4.934% due 08/25/2035 þ	63	65
Residential Asset Mortgage Products Trust
0.688% due 02/25/2036 •	13,559	12,711
0.748% due 02/25/2036 •	5,313	5,257
0.748% due 05/25/2036 ^•	18,868	18,018
Residential Asset Securities Corp. Trust
0.298% due 01/25/2037 •	2,603	2,572
0.398% due 04/25/2037 •	5,311	5,280
0.408% due 07/25/2036 •	6,435	6,393
0.418% due 05/25/2037 •	941	938
0.728% due 06/25/2033 •	671	610
0.793% due 03/25/2035 •	832	826
0.793% due 01/25/2036 •	15,400	13,657
0.943% due 01/25/2035 •	20	20
2.068% due 07/25/2035 •	1,645	1,588
RR 7 Ltd. 1.587% due 01/15/2033 •	6,800	6,818
SACO Trust
0.508% due 05/25/2036 •	329	323
0.668% due 06/25/2036 ^•	49	47
SACO, Inc. 0.898% due 07/25/2035 •	53	49
Salomon Mortgage Loan Trust 1.048% due 11/25/2033 •	211	210
Santander Drive Auto Receivables Trust
0.509% due 05/15/2023 •	746	747
0.520% due 07/15/2024	15,750	15,793
0.620% due 05/15/2023	746	747
0.670% due 04/15/2024	1,000	1,003
2.280% due 09/15/2023	19,900	20,060
Saxon Asset Securities Trust
0.458% due 09/25/2037 •	1,544	1,502

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.648% due 03/25/2032 •	100	99
0.688% due 03/25/2035 •	685	650
1.018% due 08/25/2035 •	4,893	4,742
1.898% due 12/25/2037 •	14,784	14,811
Securitized Asset-Backed Receivables LLC Trust
0.198% due 10/25/2036 ^•	828	384
0.298% due 12/25/2036 •	24,452	16,868
SG Mortgage Securities Trust 0.408% due 07/25/2036 •	56,879	32,486
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	10,103	9,578
SLC Student Loan Trust
0.327% due 03/15/2027 •	689	689
1.082% due 11/25/2042 •	1,880	1,888
1.117% due 06/15/2021 •	3,994	3,903
SLM Student Loan Trust
0.325% due 01/27/2025 •	1,795	1,793
1.115% due 07/25/2023 •	11,739	11,463
1.417% due 12/15/2033 •	22,900	22,508
1.715% due 04/25/2023 •	15,311	15,310
1.915% due 07/25/2023 •	8,262	8,281
SMB Private Education Loan Trust
0.448% due 09/15/2054 •	3,007	3,004
0.998% due 09/15/2054 •	13,800	13,789
1.559% due 07/15/2027 •	708	712
1.600% due 09/15/2054	32,583	32,993
2.490% due 06/15/2027	3,746	3,787
2.880% due 09/15/2034	2,157	2,258
SoFi Professional Loan Program LLC
2.130% due 11/16/2048	748	753
2.370% due 11/16/2048	38,331	39,873
2.630% due 07/25/2040	23,471	23,912
2.740% due 05/25/2040	17,168	17,489
2.780% due 08/17/2048	2,367	2,373
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	3,319	3,393
3.080% due 01/25/2048	248	248
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(b)	28,700	28,700
1.338% due 01/21/2031 •	7,000	6,982
1.359% due 01/23/2029 •	5,250	5,244
1.637% due 04/15/2032 •	1,000	1,002
Soundview Home Loan Trust
0.228% due 06/25/2037 •	4,693	3,732
0.318% due 07/25/2037 •	40,658	35,883
0.318% due 08/25/2037 •	31,442	28,835
1.048% due 10/25/2037 •	88,730	77,495
1.148% due 09/25/2037 •	2,325	1,870
1.448% due 11/25/2033 •	30	30
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •	192	193
SP-Static CLO Ltd. 1.616% due 07/22/2028 •	1,917	1,917
Specialty Underwriting & Residential Finance Trust
0.428% due 06/25/2037 •	12,835	12,186
1.048% due 06/25/2036 •	16,022	15,492
1.348% due 10/25/2035 •	36	36
Springleaf Funding Trust 2.680% due 07/15/2030	22,857	22,908
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	785	783
Structured Asset Investment Loan Trust
0.808% due 04/25/2035 •	1,113	1,115
0.913% due 08/25/2035 •	1,451	1,434
1.123% due 09/25/2034 •	63	62
1.423% due 12/25/2034 •	813	805
1.573% due 04/25/2034 •	6	6
Structured Asset Securities Corp. Mortgage Loan Trust 0.308% due 01/25/2037 •	10,732	10,302
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	28	27
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •	1,000	999
TCW CLO Ltd. 1.267% due 10/20/2031 •	1,100	1,101
TICP CLO Ltd. 1.045% due 04/26/2028 •	5,719	5,695
Towd Point Mortgage Trust
1.148% due 10/25/2059 •	998	1,003
1.636% due 04/25/2060 ~	75,787	77,218
2.710% due 01/25/2060 ~	74,128	76,809
2.900% due 10/25/2059 ~	24,921	26,342
3.000% due 11/25/2058 ~	4,045	4,151
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	3,400	3,506

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Trestles CLO Ltd. 1.505% due 07/25/2029 •	2,900	2,904
Tricon American Homes
1.499% due 07/17/2038	26,500	26,873
2.049% due 07/17/2038	5,280	5,437
2.249% due 07/17/2038	3,300	3,355
Tricon American Homes Trust
2.716% due 09/17/2034	11,422	11,582
2.916% due 09/17/2034	8,700	8,814
3.215% due 09/17/2034	1,200	1,217
TruPS Financials Note Securitization Ltd. 1.809% due 09/20/2039 •	23,448	22,510
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	187	176
Upstart Securitization Trust
2.684% due 01/21/2030	415	419
2.897% due 09/20/2029	183	184
Utah State Board of Regents 0.900% due 01/25/2057 •	8,999	9,011
Venture CLO Ltd.
1.117% due 07/15/2027 •	11,258	11,220
1.256% due 04/20/2029 •(b)	4,500	4,500
1.366% due 10/22/2031 •	6,400	6,408
Voya CLO Ltd. 1.179% due 07/23/2027 •	8,794	8,792
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •	93	49
Wells Fargo Home Equity Asset-Backed Securities Trust
0.378% due 01/25/2037 •	7,275	6,808
1.723% due 02/25/2035 •	3,500	3,516
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.093% due 04/25/2034 •	55	54
Westlake Automobile Receivables Trust
0.930% due 02/15/2024	35,680	35,808
3.060% due 05/16/2022	199	199
World Omni Automobile Lease Securitization Trust 2.890% due 11/15/2021	78	80
Total Asset-Backed Securities (Cost $2,613,922)		2,655,047
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		1,961
U.S. TREASURY BILLS 0.0%
0.096% due 01/07/2021 - 01/14/2021 (c)(d)(g)(i)	1,793	1,793
Total Short-Term Instruments (Cost $3,754)		3,754
Total Investments in Securities (Cost $6,099,901)		6,174,231
	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	22,678,174	223,629
Total Short-Term Instruments (Cost $222,986)		223,629
Total Investments in Affiliates (Cost $222,986)		223,629
Total Investments 135.9% (Cost $6,322,887)		$6,397,860
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(4,618))		3,892
Other Assets and Liabilities, net (36.0)%		(1,694,039)
Net Assets 100.0%		$4,707,713

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,961	U.S. Treasury Bills 0.000% due 12/30/2021	$(2,000)	$1,961	$1,961
Total Repurchase Agreements	$(2,000)	$1,961	$1,961
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2051	$33,000	$(35,168)	$(35,243)
Total Short Sales (0.7)%	$(35,168)	$(35,243)
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$170.000	01/22/2021	467	$467	$(312)	$(226)
Put - CBOT U.S. Treasury Bond February 2021 Futures	171.000	01/22/2021	21	21	(18)	(15)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	467	467	(288)	(139)
Call - CBOT U.S. Treasury Bond February 2021 Futures	179.000	01/22/2021	21	21	(18)	(3)
Total Written Options	$(636)	$(383)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	809	$178,770	$170	$19	$0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	172	$(21,700)	$(47)	$0	$(8)
U.S. Treasury 10-Year Note March Futures	03/2021	3,235	(446,683)	(312)	0	(354)
$(359)	$0	$(362)
Total Futures Contracts	$(189)	$19	$(362)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$4,900	$18	$(83)	$(65)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	37,900	442	(903)	(461)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(2,343)	(1,909)	0	(6)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(18,048)	(24,282)	0	(111)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(5,312)	(2,913)	0	(24)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	(8,389)	(4,693)	0	(63)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(1,974)	(796)	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(1,493)	(1,518)	0	(20)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	(1,051)	(684)	0	(15)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	(3,720)	(4,307)	0	(68)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	(2,627)	(3,132)	0	(41)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(1,516)	(1,529)	0	(20)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	(24,438)	(10,875)	0	(418)
Total Swap Agreements	$14,733	$(71,897)	$(57,164)	$0	$(803)
(g)

Securities with an aggregate market value of $7,397 and cash of $30,151 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012%	01/14/2021	23,500	$(187)	$(33)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	23,500	(187)	(100)
$(374)	$(133)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	8,000	$(27)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	12,500	(42)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	4,500	(14)	(4)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	3,000	(10)	(21)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	13,100	(57)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	13,000	(50)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	14,500	(24)	(13)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	3,000	(6)	(14)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	2,700	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	12,500	(75)	(62)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	16,000	(40)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	14,500	(35)	(33)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	2,500	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,900	(6)	(2)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051		104.141	03/04/2021		1,900	(2)		(3)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051		98.406	02/04/2021		16,000	(50)		(63)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051		98.703	02/04/2021		2,000	(5)		(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051		102.750	02/04/2021		3,000	(9)		(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051		103.750	02/04/2021		3,000	(7)		(15)
							$(474)		$(292)
Total Written Options							$(848)		$(425)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$8	$0	$0	$0	$0
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$78	$0	$15	$15	$0
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0
						$0	$15	$15	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$15,041	$(3,441)	$2,741	$0	$(700)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	124	(50)	19	0	(31)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	637	351	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,680	(565)	699	134	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,562	(1,325)	1,067	0	(258)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	60	32	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,202)	3,581	1,379	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	183	1	0	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	91	20	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,789	(5,070)	6,174	1,104	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	33,800	0	79	79	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	124	51	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	22,852	(495)	619	124	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,145	869	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	148	110	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5,119	(111)	139	28	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,077	(107)	136	29	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	1,389	801	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	448	645	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	1,402	1,063	0
						$(17,867)	$23,698	$6,820	$(989)

Total Swap Agreements						$(17,867)	$23,713	$6,835	$(989)
(i)

Securities with an aggregate market value of $1,705 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,395	$0	$26,395
Industrials	0	5,594	0	5,594
Municipal Bonds & Notes
Texas	0	371	0	371
U.S. Government Agencies	0	2,252,325	0	2,252,325
U.S. Treasury Obligations	0	10,054	0	10,054
Non-Agency Mortgage-Backed Securities	0	1,220,691	0	1,220,691
Asset-Backed Securities	0	2,655,047	0	2,655,047
Short-Term Instruments
Repurchase Agreements	0	1,961	0	1,961
U.S. Treasury Bills	0	1,793	0	1,793
	$0	$6,174,231	$0	$6,174,231
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$223,629	$0	$0	$223,629
Total Investments	$223,629	$6,174,231	$0	$6,397,860
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,243)	$0	$(35,243)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	0	0	19
Over the counter	0	6,835	0	6,835
	$19	$6,835	$0	$6,854
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(362)	(1,186)	0	(1,548)
Over the counter	0	(1,407)	(7)	(1,414)
	$(362)	$(2,593)	$(7)	$(2,962)
Total Financial Derivative Instruments	$(343)	$4,242	$(7)	$3,892
Totals	$223,286	$6,143,230	$(7)	$6,366,509

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.8% ¤
CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 3.7%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$804	$861
Aircastle Ltd. 5.125% due 03/15/2021		345	348
American Tower Corp.
1.000% due 01/15/2032	EUR	496	618
3.800% due 08/15/2029		$836	973
Aviation Capital Group LLC
2.875% due 01/20/2022		48	49
4.375% due 01/30/2024		12	13
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		143	153
5.500% due 01/15/2023		7	7
Bank of America Corp.
0.981% due 09/25/2025 •		1,155	1,168
3.974% due 02/07/2030 •		143	168
Barclays Bank PLC
7.625% due 11/21/2022 (i)		282	314
10.179% due 06/12/2021		3,893	4,049
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		924	937
7.125% due 06/15/2025 •(h)(i)	GBP	1,048	1,602
CIT Group, Inc.
4.125% due 03/09/2021		$71	71
5.000% due 08/15/2022		50	53
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		1,380	1,396
4.044% due 06/01/2024 •		276	300
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	600	754
Credit Suisse Group AG 6.375% due 08/21/2026 •(h)(i)		$206	230
Crown Castle International Corp. 4.300% due 02/15/2029		351	417
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		2,766	2,760
2.129% due 11/24/2026 •(j)		4,400	4,502
3.547% due 09/18/2031 •		533	579
3.961% due 11/26/2025 •		1,993	2,180
4.250% due 10/14/2021		3,591	3,683
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	53
Equinix, Inc. 1.550% due 03/15/2028		222	226
Equitable Holdings, Inc. 4.350% due 04/20/2028		892	1,055
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	797	1,085
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		711	840
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$640	637
1.296% (US0003M + 1.080%) due 08/03/2022 ~		244	238
2.770% (US0003M + 2.550%) due 01/07/2021 ~		302	302
3.087% due 01/09/2023		637	649
3.550% due 10/07/2022		216	221
General Motors Financial Co., Inc.
1.228% (US0003M + 0.990%) due 01/05/2023 ~		6	6
1.332% (US0003M + 1.100%) due 11/06/2021 ~		67	67
1.550% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		143	170
GSPA Monetization Trust 6.422% due 10/09/2029		233	259
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		241	252
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	446
3.000% due 05/29/2030 •	GBP	505	789
4.950% due 03/31/2030		$200	250

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

International Lease Finance Corp. 5.875% due 08/15/2022		34	37
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)	EUR	637	782
JPMorgan Chase & Co.
1.099% (US0003M + 0.890%) due 07/23/2024 ~		$725	735
2.182% due 06/01/2028 •		862	916
Lloyds Banking Group PLC
4.550% due 08/16/2028		266	321
7.500% due 09/27/2025 •(h)(i)		1,515	1,746
7.625% due 06/27/2023 •(h)(i)	GBP	358	540
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~		$241	244
Nationwide Building Society 4.363% due 08/01/2024 •		462	502
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		222	225
1.801% (US0003M + 1.550%) due 06/25/2024 ~		882	898
4.269% due 03/22/2025 •		378	418
4.519% due 06/25/2024 •		388	424
4.892% due 05/18/2029 •		1,813	2,181
5.076% due 01/27/2030 •		222	273
6.000% due 12/19/2023		40	46
8.000% due 08/10/2025 •(h)(i)		258	301
8.625% due 08/15/2021 •(h)(i)		1,145	1,191
Navient Corp.
5.500% due 01/25/2023		43	45
6.500% due 06/15/2022		189	200
6.625% due 07/26/2021		57	58
7.250% due 01/25/2022		56	59
Nissan Motor Acceptance Corp.
0.941% due 09/28/2022 •		111	110
1.900% due 09/14/2021		156	157
2.600% due 09/28/2022		309	317
2.650% due 07/13/2022		608	623
3.650% due 09/21/2021		107	109
Nomura Holdings, Inc.
1.851% due 07/16/2025		345	360
2.679% due 07/16/2030		409	433
OneMain Finance Corp.
5.625% due 03/15/2023		66	71
6.125% due 05/15/2022		57	61
7.750% due 10/01/2021		246	259
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		12	13
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		562	626
Service Properties Trust 5.000% due 08/15/2022		178	182
SL Green Realty Corp. 4.500% due 12/01/2022		416	438
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		967	971
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	370	600
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		$560	574
2.130% due 07/08/2030		991	1,040
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (f)		608	191
UBS AG
4.750% due 02/12/2026 •(i)	EUR	1,301	1,600
5.125% due 05/15/2024 (i)		$2,855	3,154
7.625% due 08/17/2022 (i)		1,199	1,327
UniCredit SpA 6.572% due 01/14/2022		1,177	1,241
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	3,700	5,023
2.393% due 06/02/2028 •		$5,646	6,014
3.000% due 04/22/2026		67	74
Weyerhaeuser Co. 4.000% due 04/15/2030		354	419
WP Carey, Inc. 4.250% due 10/01/2026		55	63
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,208	2,963
			76,913
INDUSTRIALS 1.7%
Aker BP ASA 2.875% due 01/15/2026		$450	460
AP Moller - Maersk A/S 3.750% due 09/22/2024		55	60
AutoNation, Inc. 3.350% due 01/15/2021		65	65

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Baidu, Inc. 3.075% due 04/07/2025		289	309
BAT Capital Corp. 3.222% due 08/15/2024		86	93
BAT International Finance PLC 3.950% due 06/15/2025		152	171
Boeing Co. 2.750% due 02/01/2026		800	842
Canadian Pacific Railway Co. 4.500% due 01/15/2022		43	45
Centene Corp.
4.625% due 12/15/2029		55	61
4.750% due 01/15/2025		373	383
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,059
4.908% due 07/23/2025		789	917
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		900	1,003
CVS Health Corp.
3.625% due 04/01/2027		18	21
3.750% due 04/01/2030		86	100
4.125% due 04/01/2040		18	22
4.250% due 04/01/2050		196	245
CVS Pass-Through Trust 6.943% due 01/10/2030		39	46
DAE Funding LLC 5.250% due 11/15/2021		22	22
Dell International LLC
4.900% due 10/01/2026		22	26
5.300% due 10/01/2029		65	80
5.850% due 07/15/2025		822	988
Delta Air Lines, Inc. 4.500% due 10/20/2025		182	195
Energy Transfer Operating LP 4.250% due 03/15/2023		107	114
Energy Transfer Partners LP 5.000% due 10/01/2022		22	23
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		44	44
Equinor ASA
3.125% due 04/06/2030		18	20
3.625% due 04/06/2040		109	132
3.700% due 04/06/2050		18	22
Expedia Group, Inc. 6.250% due 05/01/2025		700	812
Fairstone Financial, Inc. 7.875% due 07/15/2024		482	512
Huntsman International LLC 5.125% due 11/15/2022		65	70
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	1,481	1,850
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		395	503
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$567	603
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		288	318
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	354
3.500% due 07/26/2026		1,527	1,692
3.875% due 07/26/2029		345	387
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,945	2,355
Interpublic Group of Cos., Inc. 4.000% due 03/15/2022		$111	115
Kraft Heinz Foods Co.
5.000% due 07/15/2035		30	36
5.200% due 07/15/2045		38	45
Micron Technology, Inc.
4.185% due 02/15/2027		36	42
5.327% due 02/06/2029		187	234
MPLX LP 2.650% due 08/15/2030		1,100	1,154
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	596
3.522% due 09/17/2025		1,856	1,991
4.345% due 09/17/2027		4,081	4,511
4.810% due 09/17/2030		200	226
Oracle Corp.
3.600% due 04/01/2040		18	21
3.850% due 04/01/2060		1,138	1,400
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		67	73
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	457
4.625% due 02/16/2026		100	133

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Sands China Ltd.
5.125% due 08/08/2025		$539	606
5.400% due 08/08/2028		754	885
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,200	1,217
Southern Co. 3.700% due 04/30/2030		123	143
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	701
3.375% due 07/09/2060		658	730
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		147	161
Woodside Finance Ltd. 4.600% due 05/10/2021		22	22
Wynn Macau Ltd. 5.625% due 08/26/2028		2,200	2,310
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	6,162	42
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$146	161
			35,036
UTILITIES 0.3%
American Water Capital Corp. 3.450% due 06/01/2029		143	165
AT&T, Inc. 2.250% due 02/01/2032		386	392
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		266	315
4.250% due 10/15/2050		18	23
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	305
3.950% due 04/01/2050		18	22
DTE Electric Co. 2.625% due 03/01/2031		311	345
Edison International 5.750% due 06/15/2027		54	65
Exelon Corp. 4.050% due 04/15/2030		18	21
Georgia Power Co. 2.650% due 09/15/2029		18	20
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	583
4.550% due 07/01/2030		800	912
Petrobras Global Finance BV 5.093% due 01/15/2030		740	828
Rio Oil Finance Trust 8.200% due 04/06/2028		370	418
San Diego Gas & Electric Co. 3.320% due 04/15/2050		200	228
Southern California Edison Co.
3.650% due 03/01/2028		150	169
3.700% due 08/01/2025		566	635
Sprint Communications, Inc.
6.000% due 11/15/2022		512	555
11.500% due 11/15/2021		43	47
Sprint Corp.
7.125% due 06/15/2024		48	56
7.250% due 09/15/2021		872	908
7.875% due 09/15/2023		297	344
			7,356
Total Corporate Bonds & Notes (Cost $115,962)			119,305
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		145	268
7.043% due 04/01/2050		245	449
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	52
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		30	35
7.618% due 08/01/2040		25	43
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		645	1,015
			1,862
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040		265	370

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	195	282
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	48	52
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	138
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	75
6.725% due 04/01/2035	130	150
7.350% due 07/01/2035	100	119
		1,186
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	29
NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (f)	425	412
OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	98
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	7
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	25	38
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	265	266
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	720	943
Total Municipal Bonds & Notes (Cost $4,743)		4,841
U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	144	133
0.255% due 03/25/2036 •	1	1
0.375% due 08/25/2025	8,625	8,625
0.478% due 04/25/2037 •	2	2
0.498% due 07/25/2037 •	12	12
0.500% due 09/25/2042 •	5	5
0.528% due 07/25/2037 •	16	16
0.548% due 09/25/2035 •	35	36
0.558% due 09/25/2035 •	25	25
0.668% due 10/25/2040 •	9	10
0.748% due 01/25/2051 •	7	7
0.868% due 06/25/2037 •	117	119
1.882% due 03/01/2034 •	20	21
2.137% due 08/01/2035 •	3	3
2.158% due 10/01/2035 •	1	1
2.310% due 08/01/2022	128	131
2.324% due 10/01/2035 •	1	1
2.358% due 01/25/2031 ~(a)	804	119
2.721% due 06/01/2034 •	1	1
2.830% due 12/01/2033 •	0	1
2.880% due 11/01/2034 •	1	1
3.336% due 02/01/2034 •	1	1
3.395% due 03/01/2036 •	4	4
3.516% due 12/01/2034 •	22	22
3.890% due 07/01/2021	117	117
4.500% due 09/25/2040 - 11/01/2040	452	569
5.702% due 03/25/2041 •(a)	235	44
5.902% due 03/25/2037 •(a)	76	15
5.952% due 04/25/2037 •(a)	196	42
6.002% due 11/25/2039 •(a)	41	7
6.232% due 03/25/2037 •(a)	100	20
6.252% due 05/25/2037 •(a)	254	46
6.552% due 03/25/2036 •(a)	106	19
6.642% due 04/25/2037 •(a)	450	96
7.052% due 02/25/2037 •(a)	43	10
7.502% due 07/25/2033 •(a)	24	5
9.805% due 11/25/2040 •	1	1

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

25.968% due 12/25/2036 •	6	10
Freddie Mac
0.459% due 05/15/2037 •	3	3
0.539% due 03/15/2037 •	44	44
0.559% due 11/15/2043 •	38	38
0.709% due 07/15/2041 •	51	51
0.859% due 08/15/2037 •	120	123
0.869% due 10/15/2037 •	20	20
0.879% due 05/15/2037 - 09/15/2037 •	137	140
1.809% due 10/25/2044 •	1	1
2.009% due 07/25/2044 •	4	4
2.209% due 07/15/2035 •	2,133	2,157
2.630% due 11/01/2034 •	1	1
2.838% due 06/01/2035 •	1	1
3.500% due 07/15/2042 - 05/01/2049	1,985	2,110
4.000% due 07/01/2047 - 03/01/2049	1,885	2,019
5.000% due 05/01/2023 - 04/15/2041	567	681
5.500% due 03/15/2034 - 03/01/2039	100	114
6.000% due 08/01/2027 - 12/01/2037	6	7
6.311% due 07/15/2036 •(a)	121	24
6.411% due 09/15/2036 •(a)	77	15
6.500% due 05/01/2035	52	59
6.541% due 04/15/2036 •(a)	27	4
10.543% due 02/15/2040 •	38	50
14.086% due 09/15/2041 •	134	222
Ginnie Mae
0.505% due 08/20/2047 •	445	442
1.336% due 04/20/2068 •	745	754
3.125% due 11/20/2044 •	350	362
3.500% due 02/15/2045 - 03/15/2045	90	97
5.000% due 08/15/2033 - 04/15/2042	1,312	1,497
6.000% due 07/15/2037 - 08/15/2037	3	3
Small Business Administration
4.430% due 05/01/2029	10	11
5.490% due 03/01/2028	11	12
6.020% due 08/01/2028	89	98
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	6,607	6,999
4.000% due 01/01/2025 - 10/01/2030	19	20
4.500% due 05/01/2023 - 02/01/2044	1,029	1,150
5.000% due 07/01/2023 - 12/01/2029	117	133
5.500% due 11/01/2021 - 09/01/2041	541	635
6.000% due 03/01/2021 - 05/01/2041	654	769
6.500% due 09/01/2036	39	44
Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	122,500	126,811
Total U.S. Government Agencies (Cost $157,579)		158,023
U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds
1.625% due 11/15/2050	100	99
2.250% due 08/15/2049	146	166
3.000% due 08/15/2048	473	622
3.000% due 02/15/2049	17,298	22,778
3.125% due 05/15/2048	124	167
4.375% due 05/15/2040	3,176	4,814
4.625% due 02/15/2040	3,734	5,815
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (m)	13,296	13,534
0.125% due 04/15/2022	20,431	20,861
0.125% due 01/15/2023 (m)	2,577	2,678
0.125% due 07/15/2030	3,246	3,643
0.250% due 02/15/2050	8,102	9,670
0.375% due 07/15/2023	5,532	5,861
0.375% due 07/15/2025 (m)	662	728
0.375% due 01/15/2027	1,462	1,632
0.625% due 07/15/2021	3,411	3,456
0.625% due 02/15/2043	673	840
0.750% due 02/15/2045	2,101	2,712
1.000% due 02/15/2046	3,738	5,103
1.000% due 02/15/2048	8,244	11,490
1.000% due 02/15/2049	12,124	17,093
1.375% due 02/15/2044	5,036	7,259
2.375% due 01/15/2027	1,124	1,398
U.S. Treasury Notes
1.500% due 10/31/2024 (m)	2,002	2,098
1.500% due 08/15/2026	1,464	1,550
1.625% due 12/15/2022	1,896	1,952
1.625% due 02/15/2026 (o)	433	461
1.750% due 12/31/2024 (m)	622	659
1.875% due 07/31/2022 (m)	1,408	1,447
1.875% due 08/31/2022 (m)	8,556	8,805
2.000% due 12/31/2021 (m)(o)	5,903	6,014
2.000% due 07/31/2022 (m)	6,254	6,439
2.000% due 11/30/2022	876	907

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

2.000% due 11/15/2026 (o)		1,118	1,217
2.125% due 08/15/2021		18	18
2.125% due 05/15/2025 (m)(o)		2,485	2,682
2.250% due 08/15/2027 (o)		790	876
2.375% due 05/15/2029 (o)		2,075	2,344
2.625% due 12/31/2025 (o)		1,777	1,977
2.625% due 02/15/2029		107,498	123,358
2.750% due 05/31/2023 (o)		194	206
3.000% due 09/30/2025 (m)		10,043	11,302
3.000% due 10/31/2025		7,253	8,175
Total U.S. Treasury Obligations (Cost $325,488)			324,906
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
0.548% due 08/25/2036 •		54	54
3.179% due 01/25/2036 ^~		709	626
3.311% due 09/25/2035 ^~		2	2
American Home Mortgage Assets Trust
0.338% due 10/25/2046 •		46	30
0.528% due 05/25/2046 ^•		15	13
1.529% due 11/25/2046 •		2,292	988
6.250% due 11/25/2046 þ		350	326
American Home Mortgage Investment Trust
1.757% due 09/25/2045 •		1	1
2.257% due 02/25/2045 •		20	20
6.500% due 03/25/2047 þ		40	38
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		199	200
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	5,261	7,186
Banc of America Funding Trust
0.342% due 10/20/2036 •		$9	8
0.382% due 02/20/2047 •		717	714
0.572% due 04/20/2047 ^•		6	5
2.809% due 09/20/2034 ~		2	2
3.222% due 09/20/2046 ^~		662	624
3.258% due 06/20/2037 ^~		14	13
3.500% due 01/20/2047 ^~		1	1
3.667% due 02/20/2035 ~		11	12
6.000% due 08/25/2036 ^		13	13
Banc of America Mortgage Trust
3.227% due 06/25/2035 ~		9	8
3.348% due 01/25/2035 ~		13	13
3.603% due 06/25/2034 ~		8	8
3.901% due 02/25/2034 ~		10	10
4.339% due 05/25/2033 ~		12	12
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •		8	8
2.559% due 01/25/2033 ~		55	56
2.766% due 08/25/2033 ~		4	4
2.926% due 04/25/2033 ~		2	2
2.929% due 08/25/2033 ~		20	20
3.037% due 11/25/2034 ~		2	2
3.199% due 02/25/2036 ^~		89	87
3.457% due 07/25/2034 ~		8	7
Bear Stearns ALT-A Trust
0.468% due 08/25/2036 •		513	478
0.468% due 01/25/2047 ^•		48	43
0.488% due 12/25/2046 ^•		6	5
0.588% due 04/25/2035 •		12	12
0.648% due 01/25/2036 ^•		8	10
2.701% due 07/25/2035 ~		87	72
2.951% due 10/25/2035 ^~		84	80
3.257% due 11/25/2035 ^~		89	84
3.369% due 05/25/2035 ~		28	28
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~		20	20
3.213% due 09/25/2036 ^~		191	173
3.356% due 01/25/2036 ^~		9	9
ChaseFlex Trust 0.448% due 07/25/2037 •		3,553	3,187
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 05/25/2036 •		136	126
CIM Trust 3.015% due 06/25/2057 ~		809	811
Citigroup Commercial Mortgage Trust
1.751% due 09/10/2045 ~(a)		146	3
2.109% due 02/15/2039 •		2,420	2,441
Citigroup Mortgage Loan Trust
0.468% due 01/25/2037 •		186	168
0.628% due 11/25/2036 •		23	23
2.520% due 03/25/2036 ^•		49	48
2.530% due 10/25/2035 •		13	14
3.125% due 08/25/2035 ^~		8	7
3.228% due 09/25/2059 þ		635	641

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

3.258% due 04/25/2066 ~	428	438
3.361% due 09/25/2037 ^~	154	150
3.880% due 10/25/2035 ^•	22	22
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	19	19
CitiMortgage Alternative Loan Trust
0.748% due 04/25/2037 •	208	168
6.000% due 12/25/2036 ^	66	67
6.000% due 06/25/2037 ^	86	86
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	1,149
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •	2,641	2,499
0.318% due 05/25/2047 •	282	263
0.362% due 07/20/2046 ^•	11	9
0.362% due 09/20/2046 •	21	17
0.428% due 02/25/2037 •	9	8
0.472% due 12/20/2035 •	59	56
0.488% due 11/25/2036 •	148	166
0.528% due 09/25/2046 ^•	90	86
0.548% due 05/25/2036 •	95	82
0.548% due 08/25/2037 •	15	11
0.572% due 03/20/2046 •	19	16
0.612% due 05/20/2046 ^•	5	4
0.668% due 12/25/2035 •	8	7
0.698% due 05/25/2035 •	38	30
0.744% due 11/20/2035 •	73	68
0.748% due 08/25/2035 •	312	297
0.788% due 11/25/2035 •	289	252
1.609% due 12/25/2035 •	9	9
2.009% due 08/25/2035 •	33	32
2.089% due 01/25/2036 •	121	119
2.659% due 10/20/2035 •	6	5
2.848% due 06/25/2037 ~	13	12
5.500% due 06/25/2025	260	258
5.500% due 05/25/2035	149	144
5.500% due 11/25/2035 ^	87	71
5.500% due 11/25/2035	6	5
5.750% due 03/25/2037	106	84
6.000% due 12/25/2035 ^	323	310
6.000% due 05/25/2036 ^	41	29
6.000% due 08/25/2036 ^•	56	46
6.000% due 05/25/2037 ^	119	73
6.250% due 08/25/2036	810	681
7.000% due 10/25/2037	85	47
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	21	19
0.728% due 04/25/2035 •	2	2
0.748% due 05/25/2035 •	56	48
0.788% due 03/25/2035 •	1	1
0.808% due 02/25/2035 •	11	10
2.109% due 02/20/2036 ^•	3	3
2.749% due 11/25/2034 ~	18	18
2.806% due 02/20/2035 ~	1	1
2.919% due 10/20/2034 ~	38	39
3.090% due 08/25/2034 ~	8	8
5.750% due 05/25/2037 ^	5	4
6.000% due 07/25/2036	361	285
6.000% due 01/25/2037 ^	211	162
6.000% due 02/25/2037 ^	222	171
6.500% due 12/25/2037	402	253
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •	71	67
Credit Suisse First Boston Mortgage Securities Corp.
2.970% due 09/25/2034 ~	9	9
3.357% due 06/25/2033 ~	1	1
5.250% due 09/25/2035	320	315
Credit Suisse Mortgage Capital Certificates
0.448% due 01/27/2037 •	36	25
0.649% due 11/30/2037 ~	1,300	1,197
3.490% due 08/26/2058	262	263
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	16	15
5.750% due 03/25/2037 ^	19	15
6.421% due 10/25/2037 ~	305	265
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~	1,130	1,143
3.089% due 12/26/2059 ~	103	104
3.322% due 10/25/2058 ~	163	164
3.419% due 06/25/2050 ~	506	397
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.308% due 01/25/2047 •	152	163
0.478% due 02/25/2036 •	203	200
0.528% due 02/25/2037 ^•	701	643
0.648% due 02/25/2035 •	181	174
0.898% due 10/25/2047 •	251	231

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust
0.342% due 10/19/2036 •		181	158
0.412% due 08/19/2045 •		5	5
0.972% due 09/19/2044 •		40	38
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	25	33
European Loan Conduit 1.000% due 02/17/2030 •	EUR	109	133
First Horizon Alternative Mortgage Securities Trust
2.293% due 12/25/2035 ~		$46	42
2.553% due 06/25/2036 ^~		526	480
2.921% due 03/25/2035 ~		1	1
First Horizon Mortgage Pass-Through Trust 2.895% due 10/25/2035 ^~		124	122
FWD Securitization Trust 2.240% due 01/25/2050 ~		195	200
GreenPoint Mortgage Funding Trust 0.328% due 01/25/2037 •		185	174
GSMSC Pass-Through Trust 0.600% due 12/26/2036 •		105	70
GSR Mortgage Loan Trust
1.920% due 04/25/2032 •		7	7
2.642% due 12/25/2034 ~		7	7
2.870% due 11/25/2035 ~		29	28
2.968% due 09/25/2035 ~		29	30
3.245% due 09/25/2035 ~		12	13
3.328% due 07/25/2035 ~		6	6
3.835% due 11/25/2035 ~		14	14
5.500% due 01/25/2037		54	62
6.000% due 02/25/2036 ^		324	208
6.000% due 07/25/2037 ^		80	71
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		318	286
0.372% due 07/19/2047 •		244	230
0.392% due 12/19/2036 ^•		175	168
0.492% due 12/19/2036 ^•		12	11
0.592% due 05/19/2035 •		288	272
0.632% due 06/19/2035 •		81	80
0.652% due 01/19/2036 •		621	448
0.832% due 06/20/2035 •		143	138
2.609% due 10/19/2035 •		381	277
3.338% due 06/19/2036 ^~		70	46
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	1,062	1,455
HomeBanc Mortgage Trust 0.768% due 03/25/2035 •		$236	214
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		995	1,008
Impac CMB Trust 0.788% due 03/25/2035 •		339	339
Impac Secured Assets CMN Owner Trust 3.435% due 07/25/2035 ~		26	23
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		99	96
0.338% due 09/25/2046 •		79	73
0.348% due 11/25/2046 •		695	642
0.448% due 06/25/2037 ^•		6	3
0.568% due 05/25/2046 •		19	18
0.628% due 07/25/2035 •		223	213
0.668% due 06/25/2035 •		43	39
0.788% due 07/25/2045 •		5	4
3.243% due 05/25/2035 ~		270	207
3.522% due 06/25/2036 ~		171	157
JPMorgan Alternative Loan Trust
3.484% due 05/25/2036 ^~		88	68
6.000% due 12/27/2036		73	57
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		483	473
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		75	77
2.706% due 10/25/2036 ~		8	7
2.890% due 07/25/2035 ~		142	145
3.134% due 08/25/2035 ^~		37	34
3.222% due 07/27/2037 ~		106	106
3.311% due 10/25/2036 ^~		46	41
3.524% due 06/25/2035 ~		5	5
3.549% due 04/25/2037 ~		7	6
Lehman Mortgage Trust 0.798% due 11/25/2036 •		590	341
Lehman XS Trust
0.373% due 08/25/2046 •		1,081	1,025
0.398% due 08/25/2037 •		117	109
0.998% due 09/25/2047 •		77	75
London Wall Mortgage Capital PLC 0.898% due 11/15/2049 •	GBP	55	76

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Luminent Mortgage Trust
0.868% due 04/25/2036 •		$44	38
3.636% due 04/25/2036 ~		3,294	2,938
MASTR Adjustable Rate Mortgages Trust
2.699% due 07/25/2035 ^~		15	14
2.857% due 10/25/2033 ~		60	50
3.176% due 11/21/2034 ~		323	330
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		140	124
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.599% due 12/15/2030 •		2	2
1.019% due 08/15/2032 •		34	32
Merrill Lynch Alternative Note Asset Trust
0.258% due 03/25/2037 •		149	59
0.348% due 03/25/2037 •		2,327	914
0.448% due 03/25/2037 •		96	38
6.000% due 03/25/2037		46	28
Merrill Lynch Mortgage Investors Trust
1.757% due 02/25/2033 ~		20	20
2.483% due 04/25/2035 ~		13	12
2.650% due 05/25/2033 ~		8	8
3.257% due 09/25/2035 ^~		83	77
3.359% due 05/25/2036 ~		60	56
MF1 Ltd. 1.278% due 12/25/2034 •		1,310	1,303
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		113	117
Morgan Stanley Mortgage Loan Trust
2.201% due 06/25/2036 ~		5	5
2.998% due 07/25/2035 ~		107	103
6.000% due 08/25/2036		72	50
6.315% due 06/25/2036 þ		955	387
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		77	62
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •		141	132
MortgageIT Trust 0.668% due 12/25/2035 •		336	337
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,748	1,840
2.750% due 11/25/2059 ~		2,177	2,292
3.500% due 12/25/2057 ~		761	808
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		29	20
NovaStar Mortgage Funding Trust 0.518% due 09/25/2046 •		540	235
PHH Alternative Mortgage Trust 0.308% due 02/25/2037 •		235	185
Prime Mortgage Trust 6.000% due 06/25/2036 ^		283	279
RBSSP Resecuritization Trust
0.400% due 02/26/2037 •		175	175
0.643% due 04/26/2037 •		10	10
Ready Capital Mortgage Financing LLC 2.298% due 02/25/2035 •		732	738
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2037 •		85	80
0.298% due 02/25/2047 •		79	73
0.308% due 01/25/2037 •		887	827
0.318% due 01/25/2037 •		515	469
0.333% due 08/25/2036 •		154	142
0.508% due 07/25/2036 •		267	154
0.508% due 09/25/2036 •		481	451
0.528% due 07/25/2036 •		157	157
0.528% due 09/25/2036 ^•		260	243
0.648% due 08/25/2035 ^•		630	443
1.641% due 10/25/2037 ~		354	332
1.812% due 11/25/2037 ~		176	161
3.180% due 09/25/2034 ~		82	84
4.101% due 12/25/2035 ^~		518	471
4.420% due 09/25/2035 ^~		51	41
5.000% due 09/25/2036 ^		6	6
6.000% due 08/25/2036 ^		20	20
6.000% due 01/25/2037 ^		37	36
6.000% due 03/25/2037 ^		74	71
6.000% due 03/25/2037		97	94
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		96	72
6.000% due 03/25/2037 ^		885	523
Residential Funding Mortgage Securities, Inc. Trust 4.108% due 04/25/2037 ~		195	178
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	1,955	2,690
RESIMAC Bastille Trust 1.003% due 12/05/2059 •		$186	185

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	4,711	6,440
Sequoia Mortgage Trust
0.712% due 07/20/2034 •		$219	218
0.758% due 05/20/2034 •		17	17
3.116% due 09/20/2046 ^~		112	87
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		470	474
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 10/25/2035 •		1	1
0.448% due 08/25/2036 ^•		46	35
2.009% due 01/25/2035 ^•		3	3
2.448% due 12/25/2037 ^•		581	569
2.922% due 08/25/2035 ~		34	27
2.978% due 01/25/2035 ~		54	54
3.080% due 02/25/2034 ~		1	1
3.188% due 11/25/2035 ^~		123	115
3.652% due 03/25/2036 ^~		41	37
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •		258	240
0.338% due 07/25/2046 ^•		77	59
0.568% due 04/25/2036 •		30	28
0.588% due 05/25/2046 •		12	6
0.608% due 02/25/2036 ^•		111	99
0.708% due 02/25/2036 ^•		6	5
0.852% due 02/19/2035 •		2	2
3.625% due 02/25/2036 ^•		25	24
Structured Asset Securities Corp. 5.500% due 06/25/2035		475	505
SunTrust Adjustable Rate Mortgage Loan Trust 3.433% due 01/25/2037 ^~		73	65
Thornburg Mortgage Securities Trust
1.589% due 06/25/2047 ^•		245	232
1.589% due 06/25/2047 •		15	14
1.985% due 12/25/2044 ~		90	91
2.423% due 03/25/2044 ~		75	75
Towd Point Mortgage Funding
0.956% due 07/20/2045 •	GBP	5,975	8,172
1.255% due 02/20/2054 ~		237	324
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		283	388
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		$194	192
0.708% due 11/25/2045 •		6	6
0.728% due 10/25/2045 •		18	18
0.728% due 12/25/2045 •		425	404
0.768% due 01/25/2045 •		1	1
0.788% due 01/25/2045 •		1	1
0.928% due 01/25/2045 •		683	678
1.308% due 11/25/2045 •		852	854
1.359% due 06/25/2047 •		2,405	2,255
1.419% due 07/25/2047 •		45	39
1.489% due 10/25/2046 ^•		494	454
1.554% due 12/25/2046 •		21	20
1.609% due 02/25/2046 •		65	64
2.003% due 08/25/2046 •		100	96
2.003% due 10/25/2046 •		876	838
2.003% due 11/25/2046 •		593	562
2.023% due 12/25/2046 •		20	19
2.897% due 01/25/2035 ~		52	53
2.899% due 12/25/2035 ~		214	214
2.917% due 10/25/2035 ~		24	24
2.925% due 08/25/2035 ~		28	28
2.950% due 01/25/2037 ^~		71	63
3.102% due 06/25/2033 ~		36	36
3.153% due 12/25/2036 ^~		42	40
3.163% due 06/25/2037 ^~		499	478
3.173% due 06/25/2037 ^~		133	116
3.451% due 02/25/2037 ^~		243	238
3.675% due 02/25/2037 ^~		26	25
Washington Mutual Mortgage Pass-Through Certificates Trust
0.228% due 09/25/2036 •		384	132
0.648% due 02/25/2036 •		489	411
1.359% due 02/25/2047 ^•		1,029	918
1.439% due 11/25/2046 •		79	71
1.459% due 10/25/2046 ^•		125	111
1.549% due 04/25/2046 •		65	60
4.170% due 09/25/2036 þ		739	313
Wells Fargo Alternative Loan Trust
3.327% due 07/25/2037 ^~		6	5
6.250% due 07/25/2037 ^		189	188
Wells Fargo Mortgage-Backed Securities Trust
2.808% due 12/25/2036 ^~		39	37

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

3.170% due 09/25/2036 ^~		8	7
Total Non-Agency Mortgage-Backed Securities (Cost $93,367)			95,197
ASSET-BACKED SECURITIES 7.1%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •		388	388
Aames Mortgage Investment Trust
1.138% due 07/25/2035 •		1,043	1,042
2.173% due 01/25/2035 •		111	108
Accredited Mortgage Loan Trust
0.408% due 09/25/2036 •		370	362
0.618% due 09/25/2035 •		112	112
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •		1	0
0.388% due 12/25/2036 •		377	262
1.948% due 10/25/2032 •		2	2
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.853% due 10/25/2035 •		270	261
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.913% due 10/25/2035 •		214	212
1.168% due 10/25/2034 •		28	28
1.273% due 11/25/2034 •		84	82
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		82	76
Argent Securities Trust
0.258% due 09/25/2036 •		78	34
0.298% due 07/25/2036 •		676	599
0.528% due 03/25/2036 •		1,020	947
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 01/25/2034 •		284	284
Asset-Backed Funding Certificates Trust 0.838% due 07/25/2035 •		42	42
Asset-Backed Securities Corp. Home Equity Loan Trust
0.958% due 06/25/2034 •		769	751
1.108% due 07/25/2035 •		91	91
1.243% due 02/25/2035 •		33	33
Avery Point CLO Ltd. 1.198% due 07/17/2026 •		344	344
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		56	56
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		332	425
0.318% due 03/25/2037 •		107	512
0.388% due 06/25/2047 •		306	304
0.598% due 08/25/2036 •		150	148
1.198% due 08/25/2037 •		569	521
3.208% due 07/25/2036 ~		41	41
3.383% due 10/25/2036 ~		8	8
Cairn CLO BV 0.670% due 01/31/2030 •	EUR	746	910
California Street CLO Ltd. 1.267% due 10/15/2025 •		$122	122
Carrington Mortgage Loan Trust
0.408% due 02/25/2037 •		460	435
0.898% due 10/25/2035 •		1,564	1,508
1.338% due 10/20/2029 •		2,097	2,091
1.448% due 10/17/2029 •		517	517
1.458% due 10/17/2029 •		991	991
Centex Home Equity Loan Trust 0.793% due 03/25/2034 •		271	267
Chase Funding Trust 0.788% due 08/25/2032 •		11	11
CIFC Funding Ltd. 1.075% due 10/25/2027 •		1,334	1,329
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		127	128
Citigroup Mortgage Loan Trust
0.298% due 12/25/2036 •		371	193
0.328% due 01/25/2037 •		465	391
0.338% due 05/25/2037 •		664	521
0.348% due 05/25/2037 •		273	218
0.448% due 10/25/2036 •		127	91
0.468% due 09/25/2036 •		48	42
0.668% due 03/25/2036 •		1,333	1,278
6.750% due 05/25/2036 þ		469	336
Citigroup Mortgage Loan Trust, Inc.
0.568% due 08/25/2036 •		3,291	3,196
0.598% due 10/25/2036 •		497	494
0.763% due 10/25/2035 •		5	5
1.048% due 09/25/2035 ^•		930	901
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •		124	115
0.288% due 07/25/2037 •		419	384
0.288% due 07/25/2037 ^•		184	177
0.288% due 12/25/2046 •		631	572

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

0.288% due 04/25/2047 •		91	89
0.298% due 05/25/2037 •		42	41
0.298% due 06/25/2047 ^•		93	92
0.328% due 06/25/2047 •		26	26
0.328% due 11/25/2047 ^•		52	48
0.348% due 02/25/2037 •		132	126
0.348% due 06/25/2047 ^•		82	75
0.358% due 05/25/2047 ^•		148	141
0.368% due 09/25/2037 ^•		270	259
0.388% due 04/25/2037 •		308	274
0.398% due 06/25/2047 •		217	204
0.428% due 03/25/2037 •		27	27
0.548% due 08/25/2036 •		214	212
0.688% due 03/25/2036 •		391	368
0.708% due 09/25/2036 •		108	108
0.728% due 08/25/2036 •		17	17
0.748% due 06/25/2036 •		66	65
0.808% due 04/25/2036 •		899	899
0.928% due 01/25/2036 •		70	70
1.183% due 12/25/2035 •		145	143
6.367% due 09/25/2046 þ		1,903	1,649
Countrywide Asset-Backed Certificates Trust
0.288% due 03/25/2037 •		212	204
0.298% due 03/25/2047 ^•		859	845
0.308% due 03/25/2037 •		28	28
0.338% due 06/25/2047 •		43	43
0.788% due 02/25/2036 •		3,109	3,039
0.888% due 08/25/2047 •		344	338
1.243% due 12/25/2034 •		35	35
1.273% due 12/25/2034 •		126	126
Countrywide Partnership Trust 1.048% due 02/25/2035 •		1,037	1,012
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		290	290
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,542	546
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	637	775
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		$412	414
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		517	517
EMC Mortgage Loan Trust 1.448% due 02/25/2041 •		5	5
Encore Credit Receivables Trust 0.883% due 09/25/2035 •		77	77
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •	EUR	266	325
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$1,266	1,261
Fieldstone Mortgage Investment Trust 0.528% due 05/25/2036 •		146	117
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		63	63
0.308% due 11/25/2036 •		308	300
0.458% due 09/25/2036 •		106	92
0.868% due 11/25/2035 •		526	501
0.883% due 09/25/2035 •		2	2
Fremont Home Loan Trust
0.283% due 10/25/2036 •		613	560
0.288% due 11/25/2036 •		280	193
0.288% due 01/25/2037 •		733	482
0.298% due 10/25/2036 •		854	460
0.308% due 08/25/2036 •		1,067	463
0.883% due 01/25/2035 •		286	284
0.883% due 07/25/2035 •		18	18
1.198% due 11/25/2034 •		514	510
Galaxy CLO Ltd. 1.437% due 10/15/2030 •		280	280
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		681	688
2.470% due 11/15/2023		787	797
2.580% due 07/17/2023		466	471
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	1,448	1,774
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •		$348	348
GSAA Home Equity Trust
0.248% due 05/25/2037 •		211	93
0.288% due 03/25/2036 •		168	78
0.348% due 03/25/2037 •		1,599	681
0.388% due 06/25/2036 •		71	24
0.468% due 04/25/2047 •		373	226
1.213% due 06/25/2035 •		142	138
3.025% due 03/25/2036 ~		204	82
5.995% due 03/25/2046 ^~		1,667	998

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

6.295% due 06/25/2036 þ	286	117
GSAMP Trust
0.198% due 12/25/2046 •	170	109
0.238% due 01/25/2037 •	1,328	973
0.248% due 12/25/2046 •	125	80
0.278% due 12/25/2046 •	2,421	1,553
0.298% due 12/25/2046 •	616	400
0.318% due 12/25/2036 •	337	209
0.328% due 11/25/2035 •	1	0
0.378% due 01/25/2037 •	285	245
0.630% due 03/25/2046 •	296	291
0.648% due 05/25/2046 •	360	345
1.948% due 06/25/2035 •	197	199
GSRPM Mortgage Loan Trust 1.048% due 03/25/2035 •	911	907
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •	38	38
Home Equity Loan Trust 0.488% due 04/25/2037 •	314	254
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •	278	239
HSI Asset Securitization Corp. Trust
0.308% due 05/25/2037 •	76	75
0.328% due 04/25/2037 •	1,052	851
0.348% due 07/25/2036 •	136	80
0.368% due 12/25/2036 •	919	370
0.628% due 11/25/2035 •	990	978
IXIS Real Estate Capital Trust 0.548% due 03/25/2036 ^•	217	141
JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •	70	42
0.358% due 10/25/2036 •	392	384
0.448% due 03/25/2037 •	1,200	1,125
0.548% due 07/25/2036 •	1,874	1,764
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	550	556
Lehman XS Trust 0.468% due 05/25/2036 •	101	107
Long Beach Mortgage Loan Trust
0.308% due 12/25/2036 •	493	388
0.318% due 12/25/2036 •	319	165
0.448% due 05/25/2036 •	66	45
0.588% due 02/25/2036 •	746	729
0.668% due 08/25/2045 •	29	28
0.688% due 05/25/2046 •	370	175
0.793% due 11/25/2035 •	12	12
1.123% due 04/25/2035 •	189	190
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •	16	17
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •	1,351	500
0.308% due 10/25/2036 •	332	221
0.358% due 05/25/2037 •	307	296
0.368% due 11/25/2036 •	583	280
0.628% due 03/25/2036 •	54	44
0.728% due 12/25/2035 •	72	72
0.898% due 10/25/2035 ^•	106	102
2.848% due 07/25/2034 •	222	221
MASTR Specialized Loan Trust 0.898% due 11/25/2035 •	822	814
Merrill Lynch Mortgage Investors Trust
0.258% due 07/25/2037 •	448	237
0.258% due 08/25/2037 •	2,966	1,910
0.408% due 02/25/2037 •	749	321
0.648% due 07/25/2037 •	206	76
MidOcean Credit CLO 1.468% due 01/20/2029 •	840	840
Monarch Grove CLO 1.095% due 01/25/2028 •	403	401
Morgan Stanley ABS Capital, Inc. Trust
0.228% due 11/25/2036 •	481	353
0.238% due 01/25/2037 •	335	203
0.258% due 03/25/2037 •	674	348
0.278% due 10/25/2036 •	27	25
0.278% due 01/25/2037 •	264	161
0.278% due 02/25/2037 •	1,796	1,143
0.283% due 11/25/2036 •	541	422
0.288% due 08/25/2036 •	462	283
0.308% due 09/25/2036 •	715	417
0.328% due 03/25/2037 •	1,081	565
0.358% due 01/25/2037 •	241	148
0.363% due 03/25/2037 •	3,091	1,611
0.648% due 04/25/2036 •	283	259
0.853% due 12/25/2034 •	29	27
1.063% due 03/25/2035 •	190	190
1.078% due 07/25/2035 •	1,073	1,061

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

2.048% due 02/25/2047 •		146	137
Morgan Stanley Dean Witter Capital, Inc. Trust 1.128% due 02/25/2033 •		155	155
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •		252	150
Morgan Stanley Mortgage Loan Trust
0.318% due 11/25/2036 •		33	13
0.508% due 04/25/2037 •		39	19
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		77	77
Nassau Ltd. 2.383% due 07/20/2029 •		366	367
New Century Home Equity Loan Trust 0.928% due 03/25/2035 •		299	285
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.478% due 10/25/2036 ^•		156	44
6.032% due 10/25/2036 ^þ		192	77
North Carolina State Education Assistance Authority 0.950% due 07/25/2039 •		265	265
NovaStar Mortgage Funding Trust
0.348% due 09/25/2037 •		582	560
0.468% due 10/25/2036 •		238	185
1.228% due 06/25/2035 •		96	95
OCP CLO Ltd. 1.338% due 07/20/2029 •		323	323
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		564	563
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		4,454	3,135
0.288% due 03/25/2037 •		860	764
0.368% due 04/25/2037 •		402	321
0.368% due 05/25/2037 •		535	393
0.508% due 01/25/2036 •		1,626	1,486
0.928% due 02/25/2035 •		522	516
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•		39	39
Ozlme BV 0.820% due 01/18/2030 •	EUR	346	423
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •		366	448
Palmer Square Loan Funding Ltd. 1.115% due 10/24/2027 •		$914	913
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.198% due 10/25/2034 •		51	51
1.948% due 12/25/2034 •		34	35
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		451	430
RAAC Trust 0.658% due 08/25/2036 •		37	38
Renaissance Home Equity Loan Trust
1.248% due 09/25/2037 •		183	92
5.586% due 11/25/2036 þ		2,225	1,199
5.612% due 04/25/2037 þ		368	153
Residential Asset Mortgage Products Trust
0.588% due 12/25/2035 •		23	21
0.748% due 03/25/2036 •		308	303
0.838% due 10/25/2035 •		196	194
2.023% due 10/25/2034 •		1,387	1,298
Residential Asset Securities Corp. Trust
0.418% due 08/25/2036 •		426	410
0.448% due 08/25/2036 •		75	74
0.728% due 06/25/2033 •		69	63
0.808% due 12/25/2035 •		2,760	2,611
Securitized Asset-Backed Receivables LLC Trust
0.228% due 08/25/2036 •		120	53
0.318% due 08/25/2036 ^•		19	9
0.388% due 07/25/2036 •		920	547
0.728% due 11/25/2035 •		133	133
0.808% due 08/25/2035 ^•		56	43
0.868% due 10/25/2035 •		1,317	1,229
1.108% due 01/25/2036 ^•		475	415
1.198% due 03/25/2035 •		74	66
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •		14	14
SG Mortgage Securities Trust 0.288% due 10/25/2036 •		169	157
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	10	13
1.715% due 04/25/2023 •		$138	138
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,264	1,307
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(c)		19,300	19,300
1.359% due 01/23/2029 •		1,736	1,734
Soundview Home Loan Trust
0.228% due 06/25/2037 •		68	54

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

0.308% due 10/25/2036 •		961	953
0.318% due 07/25/2037 •		331	292
0.318% due 08/25/2037 •		942	864
0.328% due 02/25/2037 •		1,609	613
0.348% due 06/25/2037 •		1,049	861
0.408% due 02/25/2037 •		138	54
0.613% due 02/25/2036 •		939	885
1.048% due 10/25/2037 •		390	341
1.448% due 10/25/2037 •		1,656	1,417
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •		98	99
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		787	787
Specialty Underwriting & Residential Finance Trust
0.298% due 09/25/2037 •		382	326
0.448% due 06/25/2037 •		46	33
0.748% due 12/25/2036 •		553	544
Structured Asset Investment Loan Trust
0.278% due 07/25/2036 •		35	29
0.298% due 09/25/2036 •		45	44
0.768% due 01/25/2036 •		102	93
0.928% due 02/25/2035 •		1,223	1,217
1.078% due 06/25/2035 •		284	277
1.098% due 08/25/2033 •		347	344
3.298% due 08/25/2033 •		120	124
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •		66	65
0.308% due 03/25/2036 •		12	12
0.318% due 12/25/2036 •		79	77
0.358% due 02/25/2037 •		653	623
1.655% due 04/25/2035 •		3	3
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		50	50
Symphony CLO Ltd. 1.179% due 07/14/2026 •		1,053	1,051
Telos CLO Ltd.
1.168% due 04/17/2028 •		241	240
1.488% due 01/17/2027 •		351	351
TICP CLO Ltd.
1.018% due 07/20/2027 •		695	693
1.058% due 04/20/2028 •		661	660
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		87	87
1.148% due 10/25/2059 •		123	124
2.900% due 10/25/2059 ~		1,391	1,470
3.000% due 01/25/2058 ~		421	438
3.000% due 11/25/2058 ~		458	469
3.358% due 10/25/2057 ~		1,031	1,093
Trestles CLO Ltd. 1.505% due 07/25/2029 •		1,142	1,143
Venture CLO Ltd.
1.117% due 04/15/2027 •		126	125
1.254% due 08/28/2029 •		400	399
1.256% due 04/20/2029 •(c)		2,264	2,264
1.366% due 10/22/2031 •		323	323
1.448% due 04/20/2029 •		2,264	2,262
WaMu Asset-Backed Certificates WaMu Trust
0.373% due 05/25/2037 •		156	145
0.388% due 05/25/2037 •		538	478
Washington Mutual Asset-Backed Certificates Trust 0.208% due 11/25/2036 •		854	358
Wells Fargo Home Equity Asset-Backed Securities Trust
0.898% due 12/25/2035 •		422	411
1.093% due 03/25/2035 •		133	133
Wind River CLO Ltd. 1.107% due 10/15/2027 •		658	656
Total Asset-Backed Securities (Cost $147,831)			148,903
SOVEREIGN ISSUES 0.7%
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,911	19
Brazil Government International Bond 4.750% due 01/14/2050		$995	1,067
Israel Government International Bond 4.125% due 01/17/2048		422	545
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	798,833	7,760
0.100% due 03/10/2029 (g)		413,590	4,026
Provincia de Buenos Aires 34.187% due 05/31/2022	ARS	3,158	19
Saudi Government International Bond
4.000% due 04/17/2025		$936	1,047

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 04/17/2049		269	353
Total Sovereign Issues (Cost $14,443)			14,836
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		400,000	500
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		500,000	627
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(h)		978,000	971
4.600% due 02/01/2025 •(h)		63,000	65
SL Green Realty Corp. 6.500% due 02/01/2021 (h)		26,950	678
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		302,000	333
Total Preferred Securities (Cost $3,080)			3,174
SHORT-TERM INSTRUMENTS 34.3%
REPURCHASE AGREEMENTS (k) 15.7%			328,200
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$4,600	4,603
ARGENTINA TREASURY BILLS 0.0%
24.224% due 01/29/2021 (e)(f)	ARS	15,288	106
U.S. TREASURY BILLS 18.4%
0.086% due 01/07/2021 - 02/25/2021 (e)(f)(m)(o)		$386,324	386,292
Total Short-Term Instruments (Cost $719,172)			719,201
Total Investments in Securities (Cost $1,581,665)			1,588,386
		SHARES
INVESTMENTS IN AFFILIATES 30.6%
SHORT-TERM INSTRUMENTS 30.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.6%
PIMCO Short-Term Floating NAV Portfolio III		65,075,506	641,710
Total Short-Term Instruments (Cost $641,681)			641,710
Total Investments in Affiliates (Cost $641,681)			641,710
Total Investments 106.4% (Cost $2,223,346)			$2,230,096
Financial Derivative Instruments (l)(n) 0.8%(Cost or Premiums, net $27,893)			15,974
Other Assets and Liabilities, net (7.2)%			(150,853)
Net Assets 100.0%			$2,095,217

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$4,502	0.21%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.100%	12/31/2020	01/04/2021	$74,100	U.S. Treasury Bonds 1.375% due 11/15/2040	$(75,798)	$74,100	$74,101
SGY	0.090	12/31/2020	01/04/2021	173,800	U.S. Treasury Floating Rate Note 0.209% due 04/30/2022	(102,067)	173,800	173,801
U.S. Treasury Notes 2.000% due 02/15/2023	(75,289)
TDM	0.090	12/31/2020	01/04/2021	80,300	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2046	(82,694)	80,300	80,301
Total Repurchase Agreements	$(335,848)	$328,200	$328,203
(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	1,413	$(178,270)	$(454)	$0	$(66)
U.S. Treasury 10-Year Note March Futures	03/2021	841	(116,124)	(169)	0	(92)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	485	(103,578)	1,681	0	(364)
Total Futures Contracts	$1,058	$0	$(522)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	3.020%	EUR	200	$(19)	$(4)	$(23)	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.802		24,300	298	7	305	0	(3)
							$279	$3	$282	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly		12/20/2025		$400	$(31)	$(7)	$(38)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly		12/20/2025		$330,900	$7,601	$635	$8,236	$224	$0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly		12/20/2025	EUR	10,200	1,479	26	1,505	0	(11)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		292,700	8,483	971	9,454	39	0
							$17,563	$1,632	$19,195	$263	$(11)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	25,600	$0	$25	$25	$4	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		51,200	0	51	51	8	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		162,300	4,995	87	5,082	79	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	34,200	0	5	5	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		34,200	0	7	7	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		34,200	0	23	23	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		68,900	0	66	66	2	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$345,200	10,012	(123)	9,889	157	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		176,500	(3,304)	1,996	(1,308)	0	(227)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,230,000	(342)	(7)	(349)	1	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	185,600	1,002	(2,458)	(1,456)	159	0
Pay	UKRPI	3.475	Maturity	08/15/2030		155,600	(421)	2,810	2,389	0	(905)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,100	0	3	3	6	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	(11)	(11)	11	0
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	(18)	(18)	6	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,900	0	(83)	(83)	0	(12)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,400	0	(25)	(25)	0	(8)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(34)	(34)	0	(11)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	25	25	0	(10)
Receive	UKRPI	3.000	Maturity	11/15/2050		800	0	78	78	0	(4)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,400	0	74	74	0	(8)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	(22)	(22)	0	(4)
							$11,942	$2,469	$14,411	$436	$(1,189)
Total Swap Agreements							$29,753	$4,097	$33,850	$699	$(1,204)
(m)

Securities with an aggregate market value of $46,082 and cash of $13,658 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2021	AUD	1,463		$1,064	$0	$(65)
	02/2021	CHF	1,915		2,166	0	0
	02/2021	EUR	4,441		5,265	0	(166)
	02/2021	GBP	29,855		39,382	0	(1,458)
	02/2021	NOK	5,615		634	0	(20)
	02/2021		$1,006	EUR	820	0	(3)
	02/2021		1,093	GBP	813	19	0
	03/2021	HKD	7,534		$972	0	0
	03/2021		$652	INR	49,026	15	0
BPS	02/2021	AUD	5,652		$4,096	0	(264)
	02/2021	DKK	3,355		541	0	(10)
	03/2021	TWD	496,228		17,722	0	(156)
	03/2021		$896	KRW	992,207	15	0
	03/2021		17,845	SGD	24,082	379	0
BRC	02/2021	GBP	2,751		$3,690	0	(73)
CBK	01/2021		$38	RUB	2,932	1	0
	02/2021	DKK	4,340		$696	0	(17)
	02/2021	EUR	7,395		8,868	0	(176)
	02/2021		$1,182	GBP	867	5	0
	02/2021		46	RUB	3,406	0	0
	03/2021	HKD	17,420		$2,247	0	0
GLM	01/2021		$48	RUB	3,650	2	0
	03/2021	HKD	3,658		$472	0	0
HUS	02/2021	CAD	12,507		9,565	0	(262)
	02/2021	EUR	4,849		5,905	0	(25)
	02/2021	GBP	1,943		2,583	0	(75)
	02/2021	JPY	3,337,400		31,798	0	(541)
	02/2021	SEK	19,060		2,150	0	(168)
	02/2021		$99	RUB	7,388	0	0
	03/2021		5,501	SGD	7,405	103	0
	05/2021		412	MXN	8,526	11	0
JPM	02/2021		1,342	GBP	1,016	48	0
MYI	02/2021	AUD	2,067		$1,565	0	(29)
	02/2021	CAD	32,148		24,456	0	(804)
	02/2021	CHF	6,103		6,690	0	(213)
	02/2021	GBP	336		449	0	(11)
	02/2021	SEK	4,415		512	0	(25)
	03/2021	INR	71,213		952	0	(16)
SCX	02/2021	AUD	2,938		2,162	0	(104)
	02/2021	CHF	3,088		3,406	0	(87)
	02/2021	GBP	2,355		3,145	0	(76)
	02/2021	JPY	961,700		9,236	0	(83)
	02/2021	SEK	6,285		737	0	(27)
	03/2021	TWD	196,517		7,025	0	(55)
TOR	02/2021	JPY	580,100		5,599	0	(22)
	03/2021	KRW	1,476,911		1,333	0	(24)
UAG	02/2021	CAD	5,562		4,240	0	(130)
	02/2021	DKK	5,175		829	0	(21)
	02/2021	EUR	37,759		44,715	0	(1,462)
	02/2021		$130	RUB	9,659	0	(1)
	03/2021	TWD	81,226		$2,902	0	(24)
	03/2021		$2,807	SGD	3,784	56	0
Total Forward Foreign Currency Contracts						$654	$(6,693)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	2,200	$(4)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,500	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	3,800	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	5,800	(9)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,500	(2)	(2)
BPS	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,500	(2)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	3,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	1,800	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,500	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	2,000	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	1,200	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	2,000	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,800	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,300	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	7,400	(6)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,400	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	3,700	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	7,400	(7)	(8)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	2,400	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,300	(3)	(4)
BRC	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,500	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,300	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	6,200	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	6,200	(11)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,600	(3)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,500	(5)	(3)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	1,900	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,000	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,000	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	4,500	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	4,500	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,500	(3)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,700	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	900	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	3,300	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	3,300	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,300	(5)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	3,600	(5)	(3)
$(144)	$(93)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	23,704	$(528)	$(436)
Call - OTC USD versus MXN	23.100	12/16/2021	23,704	(433)	(551)
MYI	Put - OTC USD versus MXN	19.000	12/09/2021	17,867	(353)	(296)
Call - OTC USD versus MXN	23.000	12/09/2021	17,867	(353)	(419)
$(1,667)	$(1,702)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	800	$(3)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,100	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,600	(8)	(3)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	800	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	3,700	(11)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	2,200	(5)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	2,800	(9)	(7)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051				103.750	02/04/2021		2,800	(7)		(14)
									$(49)		$(51)
Total Written Options									$(1,860)		$(1,846)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	38,942	0.354% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	$302,164	$0	$98	$98	$0
BPS	Receive	ERAUSLT Index	371,637	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/14/2021	135,049	0	(49)	0	(49)
	Receive	ERAUSST Index	32,204	0.204% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/14/2021	133,278	0	(24)	0	(24)
	Receive	NDDUEAFE Index	9,581	0.103% (1-Month USD-LIBOR less a specified spread)	Monthly	07/07/2021	64,871	0	1,393	1,393	0
	Receive	ERADXULT Index	116,128	0.643% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	223,805	0	3,311	3,311	0
	Receive	ERAEMLT Index	52,073	1.083% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	161,530	0	5,059	5,059	0
	Pay	S&P 500 Total Return Index	18,709	0.463% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	142,717	0	(2,419)	0	(2,419)
	Receive	ERAUSST Index	14,133	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	58,490	0	(12)	0	(12)
BRC	Receive	NDDUEAFE Index	9,186	0.089% (1-Month USD-LIBOR less a specified spread)	Monthly	06/09/2021	61,800	0	1,732	1,732	0
CBK	Pay	S&P 500 Total Return Index	22,989	0.384% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/14/2021	178,380	0	62	62	0
	Receive	NDDUEAFE Index	5,817	0.113% (1-Month USD-LIBOR less a specified spread)	Monthly	09/15/2021	39,386	0	845	845	0
FAR	Receive	ERAUSLT Index	1,017,869	0.384% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	369,883	0	(129)	0	(129)
HUS	Receive	ERAUSST Index	15,066	0.379% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	62,242	0	97	97	0
JPM	Receive	ERADXULT Index	4,362	0.689% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	8,299	0	231	231	0
	Receive	ERAEMLT Index	27,241	1.033% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	84,502	0	2,649	2,649	0
	Receive	ERAUSLT Index	402,641	0.363% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	145,462	0	829	829	0
MEI	Receive	ERADXULT Index	171,201	0.523% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/10/2021	329,944	0	4,901	4,901	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	ERAEMLT Index	64,947	1.063% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/07/2021	201,466	0	6,312	6,312	0
Total Swap Agreements							$0	$24,886	$27,519	$(2,633)
(o)

Securities with an aggregate market value of $20,809 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$76,913	$0		$76,913
Industrials					0	35,036	0		35,036
Utilities					0	7,356	0		7,356
Municipal Bonds & Notes
California					0	1,862	0		1,862
Illinois					0	1,186	0		1,186
Nebraska					0	29	0		29
New Jersey					0	412	0		412
Ohio					0	98	0		98
Pennsylvania					0	7	0		7
Tennessee					0	38	0		38
Texas					0	266	0		266
Washington					0	943	0		943
U.S. Government Agencies					0	158,023	0		158,023
U.S. Treasury Obligations					0	324,906	0		324,906
Non-Agency Mortgage-Backed Securities					0	95,197	0		95,197
Asset-Backed Securities					0	148,903	0		148,903
Sovereign Issues					0	14,836	0		14,836
Preferred Securities
Banking & Finance					678	2,496	0		3,174
Short-Term Instruments
Repurchase Agreements					0	328,200	0		328,200
Short-Term Notes					0	4,603	0		4,603
Argentina Treasury Bills					0	106	0		106
U.S. Treasury Bills					0	386,292	0		386,292
					$678	$1,587,708	$0		$1,588,386
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$641,710	$0	$0		$641,710
Total Investments					$642,388	$1,587,708	$0		$2,230,096
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0	699	0		699
Over the counter					0	28,173	0		28,173
					$0	$28,872	$0		$28,872
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(522)	(1,204)	0		(1,726)
Over the counter					0	(11,172)	0		(11,172)
					$(522)	$(12,376)	$0		$(12,898)
Total Financial Derivative Instruments					$(522)	$16,496	$0		$15,974
Totals					$641,866	$1,604,204	$0		$2,246,070

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.8% ¤
CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 2.6%
Ally Financial, Inc.
4.250% due 04/15/2021		$253	$256
8.000% due 11/01/2031		176	259
American Tower Corp. 3.000% due 06/15/2023		39	41
Aviation Capital Group LLC 2.875% due 01/20/2022		39	40
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		157	166
5.500% due 01/15/2023		11	12
British Transco International Finance BV 0.000% due 11/04/2021 (e)		70	70
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		333	352
Crown Castle International Corp. 3.150% due 07/15/2023		666	709
Deutsche Bank AG 4.250% due 10/14/2021		1,809	1,855
Ford Motor Credit Co. LLC
1.104% (US0003M + 0.880%) due 10/12/2021 ~		606	599
3.550% due 10/07/2022		254	260
General Motors Financial Co., Inc. 1.080% (US0003M + 0.850%) due 04/09/2021 ~		705	706
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	554
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	38,099	6,349
2.500% due 10/01/2047		1	0
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		$816	819
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		769	783
4.519% due 06/25/2024 •		488	533
8.625% due 08/15/2021 •(h)(i)		258	268
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		39	39
2.600% due 09/28/2022		39	40
3.450% due 03/15/2023		20	21
3.650% due 09/21/2021		39	40
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	38,729	6,455
Nykredit Realkredit A/S
1.000% due 10/01/2050		32,623	5,432
2.500% due 10/01/2047		1	0
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$42	44
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	3	1
UBS Group AG 2.004% due 04/14/2021 •		$2,016	2,025
UniCredit SpA 7.830% due 12/04/2023		910	1,080
			29,808
INDUSTRIALS 0.7%
AbbVie, Inc. 5.000% due 12/15/2021		397	410
AutoNation, Inc. 3.350% due 01/15/2021		88	88
Bayer U.S. Finance LLC 3.000% due 10/08/2021		235	239
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		22	23
Charter Communications Operating LLC 4.464% due 07/23/2022		388	409
Cox Communications, Inc. 3.250% due 12/15/2022		98	103
CVS Health Corp. 0.950% (US0003M + 0.720%) due 03/09/2021 ~		330	330

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

Daimler Finance North America LLC 3.750% due 11/05/2021		235	242
Danone S.A. 2.077% due 11/02/2021		551	558
Delta Air Lines, Inc. 3.625% due 03/15/2022		606	624
Discovery Communications LLC 2.950% due 03/20/2023		10	11
Energy Transfer Operating LP 3.600% due 02/01/2023		20	21
Enterprise Products Operating LLC 3.350% due 03/15/2023		39	41
ERAC USA Finance LLC 2.600% due 12/01/2021		88	90
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		793	795
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		1,355	1,355
Huntsman International LLC 5.125% due 11/15/2022		78	83
Komatsu Finance America, Inc. 2.437% due 09/11/2022		220	227
McDonald's Corp. 0.652% (US0003M + 0.430%) due 10/28/2021 ~		1,002	1,005
Microchip Technology, Inc. 3.922% due 06/01/2021		344	349
RELX Capital, Inc. 3.500% due 03/16/2023		20	21
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		93	94
Time Warner Cable LLC 4.000% due 09/01/2021		187	190
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		11	12
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		42	39
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		738	745
VMware, Inc. 3.900% due 08/21/2027		39	44
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,629	11
			8,159
UTILITIES 0.1%
Duke Energy Corp.
0.721% (US0003M + 0.500%) due 05/14/2021 ~		$914	915
2.400% due 08/15/2022		20	21
Sempra Energy
0.667% (US0003M + 0.450%) due 03/15/2021 ~		278	278
4.050% due 12/01/2023		59	65
Sprint Corp. 7.250% due 09/15/2021		99	103
Verizon Communications, Inc.
3.376% due 02/15/2025		43	48
4.016% due 12/03/2029		285	338
			1,768
Total Corporate Bonds & Notes (Cost $38,522)			39,735
U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.578% due 10/25/2036 •		2	2
0.598% due 08/25/2037 •		82	83
1.944% due 09/01/2044 - 10/01/2044 •		3	2
2.125% due 04/24/2026		705	768
2.840% due 05/01/2038 •		435	458
Freddie Mac
0.539% due 07/15/2036 •		31	32
0.609% due 05/15/2032 - 09/15/2042 •		229	231
0.759% due 12/15/2037 •		43	43
0.779% due 10/15/2037 •		58	59
2.139% due 09/01/2036 •		6	6
2.229% due 10/01/2036 •		5	5
2.270% due 07/01/2036 •		10	11
Ginnie Mae
0.399% due 10/16/2053 ~(a)		228	2
0.455% due 10/20/2043 •		486	485
0.552% due 02/20/2049 •		1,100	1,102
0.599% due 08/20/2068 •		1,000	992
Small Business Administration
4.840% due 05/01/2025		6	6
4.990% due 09/01/2024		6	7
5.160% due 02/01/2028		5	5

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

5.310% due 05/01/2027	8	9
5.510% due 11/01/2027	3	4
5.820% due 06/01/2026	5	6
5.870% due 07/01/2028	3	4
6.770% due 11/01/2028	7	8
Uniform Mortgage-Backed Security
3.500% due 02/01/2045	11	12
4.000% due 09/01/2048 - 03/01/2049	54	57
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	26,100	27,019
2.500% due 03/01/2051	14,360	15,088
4.000% due 01/01/2051 - 02/01/2051	73,100	78,076
Total U.S. Government Agencies (Cost $124,304)		124,582
U.S. TREASURY OBLIGATIONS 93.6%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (m)	568	578
0.125% due 04/15/2022 (k)	23,975	24,480
0.125% due 07/15/2022	7,190	7,413
0.125% due 01/15/2023	33,151	34,441
0.125% due 07/15/2024 (k)	34,372	36,810
0.125% due 10/15/2024 (m)	31,359	33,631
0.125% due 04/15/2025 (k)	105,239	113,243
0.125% due 07/15/2026	18,516	20,369
0.125% due 01/15/2030 (k)	57,837	64,553
0.125% due 07/15/2030	24,373	27,354
0.250% due 01/15/2025	30,671	33,103
0.250% due 07/15/2029	25,652	29,051
0.375% due 07/15/2023 (k)(m)	40,065	42,448
0.375% due 07/15/2025 (k)	13,176	14,475
0.375% due 01/15/2027 (k)	31,582	35,255
0.375% due 07/15/2027 (k)	51,385	57,831
0.500% due 04/15/2024 (k)	45,513	48,794
0.500% due 01/15/2028 (k)	42,323	48,007
0.625% due 04/15/2023	21,670	22,820
0.625% due 01/15/2024 (k)	49,839	53,499
0.625% due 01/15/2026	19,293	21,541
0.625% due 02/15/2043	11,366	14,182
0.750% due 07/15/2028 (k)	37,342	43,447
0.750% due 02/15/2042	12,296	15,666
0.750% due 02/15/2045	25,321	32,689
0.875% due 01/15/2029 (k)	46,189	54,305
0.875% due 02/15/2047	16,186	21,787
1.000% due 02/15/2046	25,165	34,357
1.000% due 02/15/2048	10,559	14,717
1.000% due 02/15/2049 (k)	479	675
1.375% due 02/15/2044 (k)	29,561	42,610
1.750% due 01/15/2028	5,310	6,515
2.000% due 01/15/2026 (o)	3,732	4,439
2.125% due 02/15/2040	10,305	15,973
2.125% due 02/15/2041 (o)	3,553	5,576
3.375% due 04/15/2032 (o)	107	163
3.875% due 04/15/2029 (o)	740	1,066
U.S. Treasury Notes
1.625% due 05/15/2026 (k)(o)	3,123	3,325
2.000% due 02/15/2025 (k)	3,096	3,315
2.750% due 02/15/2024 (k)	4,890	5,283
Total U.S. Treasury Obligations (Cost $1,074,026)		1,089,786
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust 3.936% due 07/25/2035 ~	14	14
Alliance Bancorp Trust 0.388% due 07/25/2037 •	2,168	1,965
AREIT Trust 2.779% due 04/15/2037 •	529	536
Banc of America Funding Trust 3.442% due 05/20/2036 ^~	44	44
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	156	156
Bear Stearns Adjustable Rate Mortgage Trust
2.878% due 01/25/2035 ~	26	27
3.199% due 02/25/2036 ^~	50	49
3.224% due 01/25/2035 ~	10	11
3.447% due 07/25/2036 ^~	19	18
Bear Stearns ALT-A Trust 4.428% due 07/25/2035 ^~	84	71
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~	4	4
3.195% due 02/25/2037 ~	18	18
3.562% due 02/25/2037 ~	12	12
5.500% due 12/25/2022 ^	47	29
Citigroup Mortgage Loan Trust
2.520% due 11/25/2035 •	9	9

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

4.005% due 03/25/2034 ~		9	9
Countrywide Alternative Loan Trust
0.368% due 06/25/2046 •		5	7
5.500% due 04/25/2035		1,667	1,685
5.500% due 11/25/2035 ^		16	16
6.000% due 03/25/2037 ^		817	505
6.500% due 09/25/2037 ^		190	118
Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 11/20/2034 ~		43	43
3.199% due 08/20/2035 ^~		202	196
5.500% due 01/25/2035		28	29
6.000% due 04/25/2036		59	45
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		9	9
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.848% due 10/25/2035 ^•		64	32
Credit Suisse Mortgage Capital Certificates 3.869% due 10/26/2036 ~		4	4
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.379% due 04/25/2047 •		190	177
Eurosail PLC 0.991% due 06/13/2045 •	GBP	200	272
First Horizon Alternative Mortgage Securities Trust
2.651% due 04/25/2035 ~		$33	34
6.000% due 02/25/2037 ^		74	49
GCAT LLC 2.981% due 09/25/2025 þ		3,300	3,339
GS Mortgage Securities Trust 4.592% due 08/10/2043		29	29
GSR Mortgage Loan Trust
3.050% due 01/25/2036 ^~		12	12
3.201% due 09/25/2035 ~		1	1
3.245% due 09/25/2035 ~		3	3
3.835% due 11/25/2035 ~		15	15
HarborView Mortgage Loan Trust
0.282% due 03/19/2037 •		100	95
0.357% due 12/19/2036 •		1,052	947
0.592% due 05/19/2035 •		70	66
0.772% due 11/19/2035 •		82	75
0.832% due 06/20/2035 •		54	51
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	927	1,269
HomeBanc Mortgage Trust
0.688% due 10/25/2035 •		$7	8
0.808% due 10/25/2035 •		14	14
IndyMac Mortgage Loan Trust
0.358% due 07/25/2036 •		128	119
0.708% due 07/25/2035 •		509	424
3.112% due 11/25/2035 ^~		26	24
JPMorgan Alternative Loan Trust 6.310% due 08/25/2036 ^þ		300	291
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		8	9
3.267% due 04/25/2035 ~		4	4
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		18	18
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.899% due 09/15/2030 •		12	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.639% due 06/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
2.529% due 12/25/2034 ~		9	9
3.512% due 06/25/2035 ~		23	23
Natixis Commercial Mortgage Securities Trust 0.909% due 02/15/2033 •		523	499
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,023	1,077
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.908% due 12/25/2035 •		701	693
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		28	26
6.000% due 09/25/2036 ^		73	68
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		194	142
5.750% due 03/25/2037 ^		54	31
6.500% due 09/25/2036 ^		982	584
Structured Adjustable Rate Mortgage Loan Trust
1.105% due 11/25/2034 •		76	72
3.652% due 03/25/2036 ^~		33	30
Structured Asset Mortgage Investments Trust
0.568% due 05/25/2036 •		11	10
0.832% due 05/19/2035 •		6	6
Thornburg Mortgage Securities Trust 1.639% due 03/25/2037 ^•		315	290
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,772	2,432

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.888% due 11/25/2034 •		$27	26
0.888% due 01/25/2045 •		54	53
0.948% due 01/25/2045 •		33	33
2.810% due 10/25/2034 ~		5	5
2.897% due 01/25/2035 ~		5	5
3.302% due 08/25/2036 ^~		2	2
3.655% due 06/25/2034 ~		5	5
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		13	13
Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/2036 ~		33	32
Total Non-Agency Mortgage-Backed Securities (Cost $18,794)			19,185
ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust
1.018% due 05/25/2035 •		92	92
1.048% due 12/25/2034 •		60	58
1.273% due 04/25/2035 •		2,000	1,993
1.948% due 06/25/2034 •		8	8
Adams Mill CLO Ltd. 1.337% due 07/15/2026 •		1,052	1,051
AMMC CLO Ltd. 1.475% due 07/24/2029 •		1,682	1,681
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		1,700	1,700
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		104	96
Asset-Backed Securities Corp. Home Equity Loan Trust 0.378% due 11/25/2036 •		727	684
Atrium Corp. 1.046% due 04/22/2027 •		337	336
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	240	293
Bear Stearns Asset-Backed Securities Trust
0.648% due 09/25/2046 •		$47	42
0.808% due 02/25/2036 •		946	848
Benefit Street Partners CLO Ltd. 1.468% due 07/20/2029 •		1,098	1,100
BlueMountain CLO Ltd. 1.148% due 07/18/2027 •		1,856	1,850
BlueMountain Fuji Eur CLO DAC 0.910% due 01/15/2033 •	EUR	1,700	2,075
BNC Mortgage Loan Trust 0.468% due 11/25/2036 •		$1,777	1,716
California Street CLO Ltd. 1.267% due 10/15/2025 •		475	475
Carlyle Global Market Strategies CLO Ltd. 1.222% due 07/28/2028 •		1,800	1,796
Carrington Mortgage Loan Trust 1.458% due 10/17/2029 •		600	600
Catamaran CLO Ltd. 1.067% due 01/27/2028 •		365	364
CIFC Funding Ltd. 1.075% due 10/25/2027 •		318	316
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		273	275
Citigroup Mortgage Loan Trust 0.418% due 05/25/2037 •		2,400	2,160
Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		254	245
CoreVest American Finance Trust 2.968% due 10/15/2049		68	69
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •		596	572
0.288% due 07/25/2037 •		111	102
0.338% due 11/25/2037 •		4,353	4,117
0.348% due 09/25/2037 •		29	26
0.398% due 03/25/2037 •		235	221
0.628% due 05/25/2036 •		842	683
1.183% due 12/25/2035 •		286	282
5.805% due 04/25/2036 ^~		133	131
Countrywide Asset-Backed Certificates Trust 1.873% due 11/25/2034 •		312	315
Countrywide Asset-Backed Certificates Trust, Inc.
0.928% due 11/25/2034 •		30	29
1.003% due 08/25/2034 •		9	9
CVC Cordatus Loan Fund DAV 0.780% due 08/15/2032 •	EUR	1,600	1,948
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		$482	481
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		133	132
First Franklin Mortgage Loan Trust
0.853% due 11/25/2036 •		568	530

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

1.018% due 09/25/2035 •		1,370	1,361
Flagship CLO Ltd. 1.080% due 01/16/2026 •		119	118
Fremont Home Loan Trust
0.283% due 10/25/2036 •		150	137
0.288% due 01/25/2037 •		236	155
0.388% due 10/25/2036 •		772	426
0.988% due 03/25/2035 •		1,701	1,508
GSAMP Trust
0.348% due 11/25/2036 •		109	69
0.883% due 09/25/2035 ^•		11	11
1.123% due 03/25/2035 ^•		150	140
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		96	95
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		124	106
HSI Asset Securitization Corp. Trust 0.418% due 02/25/2036 •		98	96
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •		1,700	1,703
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.198% due 11/25/2034 •		22	21
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		1,026	407
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		30	30
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		943	787
Lehman XS Trust 4.480% due 06/25/2036 þ		300	309
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		431	429
Long Beach Mortgage Loan Trust 0.268% due 08/25/2036 •		88	48
Madison Park Funding Ltd. 1.427% due 07/27/2030 •		600	600
Marlette Funding Trust 2.690% due 09/17/2029		32	32
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		74	74
MASTR Asset-Backed Securities Trust 0.488% due 06/25/2036 •		304	290
Merrill Lynch Mortgage Investors Trust
0.358% due 02/25/2037 •		1,559	658
0.868% due 10/25/2035 •		1,223	1,123
0.868% due 05/25/2036 •		21	21
Monarch Grove CLO 1.095% due 01/25/2028 •		301	299
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 10/25/2036 •		775	726
1.048% due 05/25/2034 •		2,063	2,021
1.078% due 03/25/2035 •		9	10
1.183% due 07/25/2035 •		819	814
Mountain View CLO Ltd. 1.044% due 10/13/2027 •		284	282
North Carolina State Education Assistance Authority 0.950% due 07/25/2039 •		450	449
NovaStar Mortgage Funding Trust 0.853% due 01/25/2036 •		392	389
OCP CLO Ltd.
1.035% due 10/26/2027 •		337	336
1.037% due 07/15/2027 •		133	133
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		269	202
0.288% due 03/25/2037 •		223	173
0.388% due 04/25/2037 •		3,344	2,174
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	1,800	2,198
Palmer Square Loan Funding Ltd. 0.887% due 07/15/2026 •		$675	674
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		854	430
Residential Asset Mortgage Products Trust 0.943% due 06/25/2035 •		1	1
Residential Asset Securities Corp. Trust
0.428% due 09/25/2036 •		2,185	2,110
0.628% due 08/25/2036 •		359	309
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		116	112
Securitized Asset-Backed Receivables LLC Trust
0.648% due 05/25/2036 •		1,110	777
0.823% due 10/25/2035 •		3,500	3,456
SLM Student Loan Trust 1.715% due 04/25/2023 •		235	235
Sound Point CLO Ltd.
1.108% due 01/20/2028 •		364	364

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

1.289% due 10/20/2028 •(b)		2,900	2,900
1.359% due 01/23/2029 •		313	313
Soundview Home Loan Trust
0.348% due 06/25/2037 •		956	785
1.098% due 10/25/2037 •		134	114
Structured Asset Securities Corp. Mortgage Loan Trust
0.718% due 10/25/2036 •		402	394
1.655% due 04/25/2035 •		11	11
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		259	259
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •		2,200	2,197
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		41	41
TICP CLO Ltd. 1.058% due 04/20/2028 •		2,378	2,367
Tralee CLO Ltd. 1.248% due 10/20/2027 •		203	203
Venture CLO Ltd.
1.024% due 02/28/2026 •		605	604
1.087% due 01/15/2028 •		1,153	1,149
1.117% due 04/15/2027 •		313	311
1.117% due 07/15/2027 •		233	232
Wells Fargo Home Equity Asset-Backed Securities Trust 2.548% due 12/25/2034 •		137	141
WhiteHorse Ltd. 1.148% due 04/17/2027 •		253	253
Total Asset-Backed Securities (Cost $72,499)			73,203
SOVEREIGN ISSUES 4.3%
Australia Government International Bond
1.250% due 02/21/2022 (g)	AUD	1,944	1,546
3.000% due 09/20/2025 (g)		1,932	1,800
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,314	9
Canada Government Real Return Bond 4.250% due 12/01/2026 (g)	CAD	1,043	1,084
Denmark Government Bond 0.100% due 11/15/2023 (g)	DKK	3,696	634
France Government International Bond
0.250% due 07/25/2024 (g)	EUR	9,342	12,167
2.100% due 07/25/2023 (g)		536	709
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (g)		12,955	16,757
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	189,825	1,844
0.100% due 03/10/2029 (g)		163,538	1,592
Mexico Government International Bond 4.500% due 11/22/2035 (g)	MXN	1,322	82
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	378	305
3.000% due 09/20/2030 (g)		2,775	2,667
Peru Government International Bond 5.940% due 02/12/2029	PEN	959	331
Qatar Government International Bond 3.875% due 04/23/2023		$352	379
Saudi Government International Bond 4.000% due 04/17/2025		601	672
United Kingdom Gilt 1.250% due 11/22/2027 (g)	GBP	3,942	7,147
Total Sovereign Issues (Cost $46,939)			49,725
		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		223,000	253
Total Preferred Securities (Cost $243)			253
REAL ESTATE INVESTMENT TRUSTS 12.4%
REAL ESTATE 12.4%
Agree Realty Corp.		10,737	715
Alexandria Real Estate Equities, Inc.		28,347	5,052
American Homes 4 Rent 'A'		120,279	3,608
American Tower Corp.		24,408	5,479
Americold Realty Trust		109,595	4,091
Apartment Income REIT Corp. (c)		65,035	2,498

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

Apartment Investment and Management Co. 'A'	65,035	343
AvalonBay Communities, Inc.	28,129	4,513
Boston Properties, Inc.	19,300	1,824
Camden Property Trust	23,132	2,311
CoreSite Realty Corp.	9,885	1,238
Crown Castle International Corp.	15,849	2,523
CubeSmart	20,536	690
Digital Realty Trust, Inc.	34,498	4,813
Douglas Emmett, Inc.	3,672	107
Duke Realty Corp.	144,225	5,765
Equinix, Inc.	8,911	6,364
Equity LifeStyle Properties, Inc.	88,952	5,636
Equity Residential	81,191	4,813
Essex Property Trust, Inc.	12,999	3,086
Extra Space Storage, Inc.	13,693	1,586
Federal Realty Investment Trust	4,824	411
First Industrial Realty Trust, Inc.	50,258	2,117
Gaming and Leisure Properties, Inc.	33,567	1,423
Healthcare Realty Trust, Inc.	17,421	516
Healthcare Trust of America, Inc. 'A'	15,800	435
Healthpeak Properties, Inc.	106,749	3,227
Host Hotels & Resorts, Inc.	112,888	1,652
Hudson Pacific Properties, Inc.	48,800	1,172
Invitation Homes, Inc.	211,369	6,278
JBG SMITH Properties	16,300	510
Kilroy Realty Corp.	3,456	198
Kimco Realty Corp.	86,782	1,303
Life Storage, Inc.	8,100	967
MGM Growth Properties LLC	152,580	4,776
Mid-America Apartment Communities, Inc.	34,334	4,350
Prologis, Inc.	133,042	13,259
Public Storage	27,839	6,429
QTS Realty Trust, Inc. 'A'	14,176	877
Realty Income Corp.	42,812	2,662
Regency Centers Corp.	34,424	1,569
Rexford Industrial Realty, Inc.	41,712	2,048
Sabra Health Care REIT, Inc.	4,711	82
SBA Communications Corp.	17,040	4,808
Simon Property Group, Inc.	24,308	2,073
Sun Communities, Inc.	53,720	8,163
Sunstone Hotel Investors, Inc.	55,682	631
UDR, Inc.	64,431	2,476
Vornado Realty Trust	6,999	261
Welltower, Inc.	38,665	2,499
Total Real Estate Investment Trusts (Cost $138,215)		144,227
SHORT-TERM INSTRUMENTS 9.5%
REPURCHASE AGREEMENTS (j) 1.1%		12,600
U.S. TREASURY BILLS 4.7%
0.087% due 01/07/2021 - 03/25/2021 (d)(e)	$54,644	54,640
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY CASH MANAGEMENT BILLS 3.7%
0.107% due 04/06/2021 (e)(f)	42,600	42,592
Total Short-Term Instruments (Cost $109,826)		109,832
Total Investments in Securities (Cost $1,623,368)		1,650,528
	SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio III	6,998,863	69,016
Total Short-Term Instruments (Cost $69,011)		69,016
Total Investments in Affiliates (Cost $69,011)		69,016
Total Investments 147.7% (Cost $1,692,379)		$1,719,544
Financial Derivative Instruments (l)(n) 0. 8%(Cost or Premiums, net $889)		9,760

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

Other Assets and Liabilities, net (48.5)%	(565,197)
Net Assets 100.0%	$1,164,107

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.100%	12/31/2020	01/04/2021	$12,600	U.S. Treasury Bonds 1.375% due 11/15/2040	$(12,889)	$12,600	$12,600
Total Repurchase Agreements	$(12,889)	$12,600	$12,600
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.160%	11/23/2020	01/04/2021	$(1,175)	$(1,175)
0.160	12/01/2020	01/04/2021	(58,606)	(58,614)
0.160	12/01/2020	01/12/2021	(22,200)	(22,204)
0.160	12/02/2020	01/07/2021	(37,905)	(37,910)
0.160	12/03/2020	01/07/2021	(20,285)	(20,288)
0.170	11/19/2020	01/19/2021	(9,184)	(9,186)
0.180	11/10/2020	01/11/2021	(143,521)	(143,560)
0.180	11/12/2020	01/12/2021	(43,910)	(43,922)
0.180	11/13/2020	01/11/2021	(24,240)	(24,247)
0.180	11/13/2020	01/13/2021	(5,241)	(5,243)
0.180	12/03/2020	01/11/2021	(56,361)	(56,370)
0.180	12/11/2020	01/12/2021	(14,205)	(14,207)
Total Reverse Repurchase Agreements	$(436,926)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
TDL	0.180%	10/19/2020	01/14/2021	$(4,616)	$(4,617)
Total Sale-Buyback Transactions	$(4,617)
(k)	Securities with an aggregate market value of $448,856 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(400,041) at a weighted average interest rate of 0.166%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	27	5,859	$(1)	$0	$(2)
Gold 100 oz. February Futures	02/2021	44	8,338	278	7	0
$277	$7	$(2)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	03/2021	288	(47,561)	$33	$7	$0
Euro-BTP Italy Government Bond March Futures	03/2021	32	(5,942)	(27)	0	(2)
Euro-Buxl 30-Year Bond March Futures	03/2021	10	(2,752)	(6)	4	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	27	(5,537)	(29)	0	0
Euro-Schatz March Futures	03/2021	310	(42,520)	33	2	0
U.S. Treasury 2-Year Note March Futures	03/2021	15	(3,315)	(4)	0	0
U.S. Treasury 5-Year Note March Futures	03/2021	51	(6,434)	(18)	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2021	417	(57,579)	(2)	0	(46)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	58	(9,069)	29	0	(13)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	56	(11,960)	112	0	(42)
United Kingdom Long Gilt March Futures	03/2021	37	(6,858)	(77)	0	(15)
$44	$13	$(120)
Total Futures Contracts	$321	$20	$(122)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$900	$(70)	$(16)	$(86)	$0	$(2)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(5)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	29,100	$0	$(5)	$(5)	$0	$0
Receive(5)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023	$29,700	0	(28)	(28)	1	0
Pay	CPURNSA	2.006	Maturity	11/30/2030	8,200	0	(175)	(175)	0	(20)
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	36,500	524	800	1,324	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030	14,300	247	419	666	0	(73)
$771	$1,011	$1,782	$1	$(94)
Total Swap Agreements	$701	$995	$1,696	$1	$(96)
(m)

Securities with an aggregate market value of $2,841 and cash of $1,664 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin Asset of $3 for closed future is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	GBP	8,899	$11,739	$0	$(435)
02/2021	$1,089	GBP	810	19	0
BPS	02/2021	AUD	4,292	$3,110	0	(200)
02/2021	DKK	27,916	4,455	0	(130)
BRC	02/2021	GBP	139	187	0	(4)
CBK	01/2021	MXN	1,615	76	0	(5)
02/2021	DKK	29,291	4,693	0	(117)
02/2021	EUR	1,583	1,912	0	(24)
05/2021	PEN	1,151	316	0	(2)
GLM	02/2021	DKK	22,638	3,631	0	(87)
02/2021	NZD	4,178	2,848	0	(158)
HUS	02/2021	CAD	1,391	1,062	0	(31)
02/2021	GBP	241	324	0	(5)
02/2021	JPY	354,300	3,376	0	(57)
UAG	02/2021	DKK	34,924	5,592	0	(145)
02/2021	EUR	28,064	33,234	0	(1,087)
02/2021	GBP	191	255	0	(6)
Total Forward Foreign Currency Contracts	$19	$(2,493)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD	$1.315	01/07/2021	13,737	$178	$2
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344%	11/17/2022	69,900	$78	$113
Total Purchased Options	$256	$115
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450%	01/20/2021	4,900	$(4)	$(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	4,900	(7)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,000	(3)	(3)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	500	(4)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	10,500	(12)	(15)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	10,500	(19)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,400	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,400	(2)	(3)
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,300	(4)	(4)
GST	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,100	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,100	(2)	(2)
$(63)	$(37)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526%	11/17/2022	58,300	$(90)	$(77)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	$102.906	03/11/2021	500	$(2)	$(4)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,200	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	500	(1)	(2)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.125	03/04/2021		500	(2)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.141	03/04/2021		600	(2)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				104.141	03/04/2021		600	(1)		(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.406	02/04/2021		3,300	(10)		(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051				102.750	02/04/2021		500	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051				103.750	02/04/2021		500	(1)		(2)
									$(22)		$(26)
Total Written Options									$(175)		$(140)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CSIXTR Index	79,838	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$283,243	$0	$7,518	$7,518	$0
	Receive	DWRTFT Index	23,185	0.374% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/22/2021	236,539	0	(77)	0	(77)
BRC	Receive	DWRTFT Index	10,444	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/17/2021	106,552	0	(41)	0	(41)
CBK	Receive	DWRTFT Index	9,826	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	100,069	0	155	155	0
GST	Receive	CSIXTR Index	50,549	0.260% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	179,332	107	4,656	4,763	0
MYI	Receive	DWRTFT Index	5,253	0.463% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/16/2021	53,497	0	83	83	0
	Receive	DWRTFT Index	3,142	0.518% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/16/2021	31,995	0	52	52	0
UAG	Receive	DWRTFT Index	1,347	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	13,743	0	0	0	0
Total Swap Agreements								$107	$12,346	$12,571	$(118)
(o)

Securities with an aggregate market value of $3,992 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$29,808	$0		$29,808
Industrials					0		8,159	0		8,159
Utilities					0		1,768	0		1,768
U.S. Government Agencies					0		124,582	0		124,582
U.S. Treasury Obligations					0		1,089,786	0		1,089,786
Non-Agency Mortgage-Backed Securities					0		19,185	0		19,185
Asset-Backed Securities					0		73,203	0		73,203
Sovereign Issues					0		49,725	0		49,725
Preferred Securities

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2020 (Unaudited)

Banking & Finance	0	253	0	253
Real Estate Investment Trusts
Real Estate	144,227	0	0	144,227
Short-Term Instruments
Repurchase Agreements	0	12,600	0	12,600
U.S. Treasury Bills	0	54,640	0	54,640
U.S. Treasury Cash Management Bills	0	42,592	0	42,592
	$144,227	$1,506,301	$0	$1,650,528
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69,016	$0	$0	$69,016
Total Investments	$213,243	$1,506,301	$0	$1,719,544
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	1	0	21
Over the counter	0	12,705	0	12,705
	$20	$12,706	$0	$12,726
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(122)	(96)	0	(218)
Over the counter	0	(2,751)	0	(2,751)
	$(122)	$(2,847)	$0	$(2,969)
Total Financial Derivative Instruments	$(102)	$9,859	$0	$9,757
Totals	$213,141	$1,516,160	$0	$1,729,301

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.1% ¤
CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 4.4%
Barclays Bank PLC 10.179% due 06/12/2021		$1,664	$1,731
Barclays PLC 1.601% (US0003M + 1.380%) due 05/16/2024 ~		451	457
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		462	467
3.200% due 10/21/2026		97	109
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		634	633
4.250% due 10/14/2021		859	881
Equitable Holdings, Inc. 4.350% due 04/20/2028		161	191
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	204
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		$387	392
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		408	470
Natwest Group PLC 1.801% (US0003M + 1.550%) due 06/25/2024 ~		247	252
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		75	77
2.650% due 07/13/2022		183	187
3.650% due 09/21/2021		64	65
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		268	298
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		301	302
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (d)	EUR	81	132
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (a)		$1,277	401
UBS AG 5.125% due 05/15/2024 (e)		247	273
Wells Fargo & Co. 3.000% due 04/22/2026		140	154
			7,676
INDUSTRIALS 0.4%
BAT Capital Corp. 3.222% due 08/15/2024		11	12
BAT International Finance PLC 3.950% due 06/15/2025		97	109
Boeing Co. 2.750% due 02/01/2026		100	105
Charter Communications Operating LLC 4.908% due 07/23/2025		172	200
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		100	112
CVS Pass-Through Trust 6.943% due 01/10/2030		81	97
Kraft Heinz Foods Co.
5.000% due 07/15/2035		11	13
5.200% due 07/15/2045		22	26
MPLX LP 2.650% due 08/15/2030		100	105
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	989	7
			786
UTILITIES 0.1%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		$100	114

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Total Corporate Bonds & Notes (Cost $8,458)		8,576
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	75	139
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	55	93
		232
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	45	65
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	16	18
		83
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	5	5
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	10	15
WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	385	504
Total Municipal Bonds & Notes (Cost $827)		839
U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
0.375% due 08/25/2025	2,614	2,614
0.498% due 07/25/2037 •	7	7
0.500% due 09/25/2042 •	4	4
0.528% due 07/25/2037 •	11	12
0.548% due 09/25/2035 •	28	29
0.558% due 09/25/2035 •	52	52
0.748% due 01/25/2051 •	15	15
0.868% due 06/25/2037 •	97	99
2.225% due 09/01/2035 •	1	1
2.693% due 06/01/2035 •	1	1
2.721% due 06/01/2034 •	3	3
2.830% due 12/01/2033 •	1	1
3.781% due 06/01/2035 •	1	1
3.890% due 07/01/2021	245	246
4.000% due 04/25/2041	1,571	1,717
Freddie Mac
0.539% due 03/15/2037 •	91	92
0.859% due 08/15/2037 •	131	134
0.869% due 10/15/2037 •	22	22
0.879% due 05/15/2037 - 09/15/2037 •	149	152
2.630% due 11/01/2034 •	1	1
2.838% due 06/01/2035 •	2	2
4.000% due 01/01/2048 - 03/01/2049	48	51
5.000% due 05/01/2023 - 01/01/2039	191	223
5.500% due 01/01/2035 - 03/01/2039	38	45
6.000% due 08/01/2027 - 12/01/2037	12	15
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	661	756
6.000% due 07/15/2037 - 08/15/2037	5	6
Small Business Administration 4.430% due 05/01/2029	21	23
Uniform Mortgage-Backed Security
3.500% due 01/01/2048 - 07/01/2048	3,105	3,291
4.000% due 01/01/2025 - 06/01/2026	32	34
4.500% due 05/01/2023 - 02/01/2044	1,889	2,117
5.000% due 11/01/2025 - 01/01/2029	8	9
5.500% due 11/01/2021 - 09/01/2041	1,057	1,231
6.000% due 03/01/2021 - 05/01/2041	742	877
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	8,200	8,489

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

3.500% due 01/01/2051		8,500	8,985
Total U.S. Government Agencies (Cost $31,283)			31,357
U.S. TREASURY OBLIGATIONS 15.3%
U.S. Treasury Bonds
1.625% due 11/15/2050		300	298
3.000% due 08/15/2048 (j)		75	99
3.000% due 02/15/2049		2,731	3,597
4.375% due 05/15/2040		1,656	2,510
4.625% due 02/15/2040 (j)		988	1,538
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (h)		2,483	2,535
0.250% due 02/15/2050		1,620	1,934
0.375% due 07/15/2023		3,292	3,487
0.625% due 07/15/2021 (h)		881	892
0.625% due 02/15/2043		99	124
0.750% due 02/15/2045		111	143
1.000% due 02/15/2046		507	693
1.000% due 02/15/2048		1,045	1,457
1.375% due 02/15/2044		704	1,014
U.S. Treasury Notes
1.625% due 02/15/2026 (j)		9	9
1.750% due 12/31/2024 (j)		384	407
1.875% due 08/31/2022 (h)(j)		3,744	3,853
3.000% due 09/30/2025 (h)(j)		1,380	1,553
3.000% due 10/31/2025 (j)		763	860
Total U.S. Treasury Obligations (Cost $27,170)			27,003
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust 0.548% due 08/25/2036 •		81	82
Banc of America Mortgage Trust
3.094% due 07/25/2035 ^~		41	40
4.339% due 05/25/2033 ~		1	1
Bear Stearns Adjustable Rate Mortgage Trust
3.037% due 11/25/2034 ~		4	4
3.132% due 11/25/2034 ~		1	1
Bear Stearns ALT-A Trust
0.588% due 04/25/2035 •		24	24
2.951% due 10/25/2035 ^~		166	157
3.152% due 09/25/2035 ^~		75	59
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~		38	37
3.213% due 09/25/2036 ^~		32	29
6.000% due 12/25/2036		26	18
Countrywide Alternative Loan Trust
0.428% due 02/25/2037 •		19	17
0.488% due 11/25/2036 •		56	62
0.528% due 09/25/2046 ^•		181	172
5.500% due 07/25/2035 ^		1	1
6.000% due 05/25/2037 ^		249	153
Countrywide Home Loan Mortgage Pass-Through Trust
2.749% due 11/25/2034 ~		36	36
2.806% due 02/20/2035 ~		1	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.478% due 02/25/2036 •		426	419
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		1	1
3.061% due 11/25/2035 ^~		79	75
3.201% due 09/25/2035 ~		1	1
6.000% due 02/25/2036 ^		642	411
6.000% due 07/25/2037 ^		161	143
HarborView Mortgage Loan Trust
0.392% due 12/19/2036 ^•		368	352
0.492% due 12/19/2036 ^•		26	23
0.632% due 06/19/2035 •		171	169
3.338% due 06/19/2036 ^~		147	96
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	699	958
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		$207	200
3.522% due 06/25/2036 ~		358	329
JPMorgan Alternative Loan Trust 3.484% due 05/25/2036 ^~		181	139
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		13	14
2.706% due 10/25/2036 ~		16	14
3.311% due 10/25/2036 ^~		95	84
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		135	137
MASTR Adjustable Rate Mortgages Trust 2.699% due 07/25/2035 ^~		28	27
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •		4	4

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Merrill Lynch Alternative Note Asset Trust 0.448% due 03/25/2037 •		200	80
Merrill Lynch Mortgage Investors Trust
2.650% due 05/25/2033 ~		3	3
3.257% due 09/25/2035 ^~		80	74
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •		296	277
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		7	5
Prime Mortgage Trust 6.000% due 06/25/2036 ^		69	68
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2037 •		179	167
0.318% due 01/25/2037 •		333	303
0.333% due 08/25/2036 •		324	298
0.508% due 07/25/2036 •		552	318
0.528% due 07/25/2036 •		318	318
0.528% due 09/25/2036 ^•		544	510
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 10/25/2035 •		3	3
2.009% due 01/25/2035 ^•		3	3
3.080% due 02/25/2034 ~		2	2
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•		146	131
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	343	471
WaMu Mortgage Pass-Through Certificates Trust
2.003% due 10/25/2046 •		$14	13
3.675% due 02/25/2037 ^~		54	52
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 12/25/2036 ^~		77	72
Total Non-Agency Mortgage-Backed Securities (Cost $7,482)			7,659
ASSET-BACKED SECURITIES 10.5%
Accredited Mortgage Loan Trust 0.618% due 09/25/2035 •		171	171
ACE Securities Corp. Home Equity Loan Trust 0.208% due 10/25/2036 •		1	1
Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •		192	193
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		218	278
0.388% due 06/25/2047 •		643	638
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •		148	103
0.328% due 01/25/2037 •		975	820
0.348% due 05/25/2037 •		572	457
Citigroup Mortgage Loan Trust, Inc. 1.048% due 09/25/2035 ^•		387	375
Countrywide Asset-Backed Certificates
0.288% due 04/25/2047 •		191	186
0.298% due 05/25/2037 •		87	87
0.328% due 06/25/2047 •		55	54
0.688% due 03/25/2036 •		232	219
Fieldstone Mortgage Investment Trust 0.528% due 05/25/2036 •		300	241
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		132	131
0.468% due 04/25/2036 •		19	19
0.883% due 09/25/2035 •		3	3
Fremont Home Loan Trust
0.308% due 08/25/2036 •		2,234	970
1.198% due 11/25/2034 •		1,079	1,069
GSAMP Trust
0.198% due 12/25/2046 •		357	228
0.298% due 12/25/2046 •		1,222	794
0.378% due 01/25/2037 •		614	527
HSI Asset Securitization Corp. Trust 0.308% due 05/25/2037 •		159	157
Long Beach Mortgage Loan Trust
0.448% due 05/25/2036 •		133	92
0.588% due 02/25/2036 •		664	649
0.688% due 05/25/2046 •		772	366
0.708% due 10/25/2034 •		1	1
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		35	35
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •		2,833	1,048
0.358% due 05/25/2037 •		644	620
0.728% due 12/25/2035 •		152	151
Merrill Lynch Mortgage Investors Trust 0.648% due 07/25/2037 •		429	159
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		350	212
0.278% due 02/25/2037 •		907	556

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

0.283% due 11/25/2036 •		1,134	886
0.308% due 09/25/2036 •		1,435	837
0.358% due 01/25/2037 •		505	311
0.648% due 04/25/2036 •		576	528
2.048% due 02/25/2047 •		306	286
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •		528	314
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •		331	233
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		945	902
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		768	414
Residential Asset Securities Corp. Trust 0.448% due 08/25/2036 •		134	132
Securitized Asset-Backed Receivables LLC Trust
0.228% due 08/25/2036 •		251	110
0.388% due 07/25/2036 •		238	142
1.108% due 01/25/2036 ^•		496	433
SG Mortgage Securities Trust 0.288% due 10/25/2036 •		354	329
Soundview Home Loan Trust 1.048% due 10/25/2037 •		819	715
Structured Asset Investment Loan Trust 0.768% due 01/25/2036 •		207	190
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •		139	136
0.318% due 12/25/2036 •		70	68
Total Asset-Backed Securities (Cost $18,615)			18,576
SOVEREIGN ISSUES 4.1%
Brazil Government International Bond 4.750% due 01/14/2050		420	451
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	568,367	5,521
0.100% due 03/10/2029 (c)		95,605	931
Saudi Government International Bond 4.000% due 04/17/2025		$215	240
Total Sovereign Issues (Cost $6,958)			7,143
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(d)		132,000	131
Total Preferred Securities (Cost $128)			131
SHORT-TERM INSTRUMENTS 23.6%
REPURCHASE AGREEMENTS (f) 23.4%			41,200
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$400	400
ARGENTINA TREASURY BILLS 0.0%
31.704% due 01/29/2021 (a)(b)	ARS	5,412	38

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $41,642)		41,638
Total Investments in Securities (Cost $142,563)		142,922
	SHARES
INVESTMENTS IN AFFILIATES 30.1%
SHORT-TERM INSTRUMENTS 30.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.1%
PIMCO Short-Term Floating NAV Portfolio III	5,377,169	53,024
Total Short-Term Instruments (Cost $53,025)		53,024
Total Investments in Affiliates (Cost $53,025)		53,024
Total Investments 111.2% (Cost $195,588)		$195,946
Financial Derivative Instruments (g)(i) (3.4)%(Cost or Premiums, net $1,821)		(5,999)
Other Assets and Liabilities, net (7.8)%		(13,712)
Net Assets 100.0%		$176,235

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
GSC	0.070%	12/31/2020	01/04/2021	$41,200	Fannie Mae 3.500% due 08/01/2049	$(43,007)	$41,200	$41,200
Total Repurchase Agreements	$(43,007)	$41,200	$41,200
(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	90	$11,355	$20	$4	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2021	302	$(56,607)	$(1,329)	$0	$(372)
U.S. Treasury 10-Year Note March Futures	03/2021	141	(19,469)	(39)	0	(15)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	67	(14,309)	206	0	(50)
$(1,162)	$0	$(437)
Total Futures Contracts	$(1,142)	$4	$(437)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$100	$(8)	$(2)	$(10)	$0	$0

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly		12/20/2025		$17,200	$399	$29	$428	$12	$0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly		12/20/2025	EUR	800	116	2	118	0	(1)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		15,400	490	8	498	2	0
							$1,005	$39	$1,044	$14	$(1)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	2,200	$0	$2	$2	$0	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		4,400	0	4	4	1	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		15,600	489	0	489	7	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	2,900	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		2,900	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		2,900	0	2	2	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		5,800	0	6	6	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$33,400	1,019	(62)	957	15	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		14,700	(313)	204	(109)	0	(18)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	660,000	(195)	8	(187)	1	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	17,200	254	(389)	(135)	15	0
Pay	UKRPI	3.475	Maturity	08/15/2030		14,400	(269)	490	221	0	(83)
Receive	UKRPI	3.445	Maturity	11/15/2030		100	0	(1)	(1)	1	0
Receive	UKRPI	3.510	Maturity	11/15/2030		100	0	(2)	(2)	1	0
Pay	UKRPI	3.272	Maturity	11/15/2040		100	0	(2)	(2)	0	(1)
Pay	UKRPI	3.273	Maturity	11/15/2040		100	0	(2)	(2)	0	(1)
Pay	UKRPI	3.340	Maturity	11/15/2040		200	0	3	3	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050		100	0	5	5	0	(1)
Receive	UKRPI	3.143	Maturity	11/15/2050		100	0	(3)	(3)	0	(1)
							$985	$265	$1,250	$41	$(106)
Total Swap Agreements							$1,982	$302	$2,284	$55	$(107)
(h)

Securities with an aggregate market value of $3,800 and cash of $1,645 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin liability of $(11) for closed futures agreements is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		02/2021		GBP	1,123			$1,481	$0		$(55)
		02/2021			$234		EUR	193	2		0
		02/2021			212		GBP	158	3		0
BPS		03/2021		TWD	49,601			$1,771	0		(15)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

03/2021	$2,627	SGD	3,533	47	0
BRC	02/2021	GBP	20	$27	0	(1)
CBK	02/2021	EUR	20	24	0	(1)
HUS	02/2021	JPY	665,200	6,338	0	(107)
JPM	03/2021	TWD	23,653	852	0	0
MYI	02/2021	CAD	3,152	2,398	0	(79)
SCX	02/2021	1,470	1,151	0	(4)
Total Forward Foreign Currency Contracts	$52	$(262)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	200	$(1)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	400	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	100	0	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	300	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	100	0	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	200	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	200	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	200	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	300	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	200	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	500	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	500	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	100	0	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	300	(1)	0
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	200	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	200	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	200	0	0
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	200	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	100	0	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	300	(1)	0
$(13)	$(6)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	2,044	$(46)	$(38)
Call - OTC USD versus MXN	23.100	12/16/2021	2,044	(37)	(47)
MYI	Put - OTC USD versus MXN	19.000	12/09/2021	1,540	(31)	(26)
Call - OTC USD versus MXN	23.000	12/09/2021	1,540	(30)	(36)
$(144)	$(147)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	100	$0	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	100	0	0

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.141	03/04/2021		200	(1)		0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.367	02/04/2021		100	0		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.406	02/04/2021		200	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.703	02/04/2021		200	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051				102.750	02/04/2021		200	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051				103.750	02/04/2021		200	0		(1)
									$(4)		$(4)
Total Written Options									$(161)		$(157)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,337	0.379% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/17/2021	$10,199	$0	$(173)	$0	$(173)
BPS	Pay	S&P 500 Total Return Index	1,028	0.745% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/03/2021	7,779	0	(193)	0	(193)
	Pay	S&P 500 Total Return Index	1,027	0.575% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	7,772	0	(194)	0	(194)
CBK	Pay	S&P 500 Total Return Index	4,110	0.349% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	28,746	0	(3,113)	0	(3,113)
FBF	Pay	S&P 500 Total Return Index	3,962	0.730% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/03/2021	30,000	0	(730)	0	(730)
GST	Pay	S&P 500 Total Return Index	3,962	0.530% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	30,000	0	(733)	0	(733)
Total Swap Agreements								$0	$(5,136)	$0	$(5,136)
(j)

Securities with an aggregate market value of $4,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)						Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$7,676	$0		$7,676
Industrials						0	786	0		786
Utilities						0	114	0		114
Municipal Bonds & Notes
California						0	232	0		232
Illinois						0	83	0		83
Iowa						0	5	0		5
Tennessee						0	15	0		15
Washington						0	504	0		504
U.S. Government Agencies						0	31,357	0		31,357
U.S. Treasury Obligations						0	27,003	0		27,003
Non-Agency Mortgage-Backed Securities						0	7,659	0		7,659
Asset-Backed Securities						0	18,576	0		18,576
Sovereign Issues						0	7,143	0		7,143
Preferred Securities
Banking & Finance						0	131	0		131
Short-Term Instruments

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Repurchase Agreements	0	41,200	0	41,200
Short-Term Notes	0	400	0	400
Argentina Treasury Bills	0	38	0	38
	$0	$142,922	$0	$142,922
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,024	$0	$0	$53,024
Total Investments	$53,024	$142,922	$0	$195,946
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	55	0	59
Over the counter	0	52	0	52
	$4	$107	$0	$111
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(437)	(107)	0	(544)
Over the counter	0	(5,555)	0	(5,555)
	$(437)	$(5,662)	$0	$(6,099)
Total Financial Derivative Instruments	$(433)	$(5,555)	$0	$(5,988)
Totals	$52,591	$137,367	$0	$189,958

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.7% ¤
ARGENTINA 0.6%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,210	$36
SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$6,790	2,777
1.000% due 07/09/2029		413	181
Autonomous City of Buenos Aires Argentina
37.424% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	22
37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		6,850	45
Provincia de Buenos Aires 36.050% due 04/12/2025		61,009	305
			3,330
Total Argentina (Cost $6,973)			3,366
BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,049
Total Bahrain (Cost $1,035)			1,049
BRAZIL 14.6%
CORPORATE BONDS & NOTES 3.7%
Banco Bradesco S.A. 2.850% due 01/27/2023		$1,400	1,434
Banco BTG Pactual S.A. 4.500% due 01/10/2025		1,400	1,498
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	5,270
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		6,880	7,491
Caixa Economica Federal 3.500% due 11/07/2022		1,470	1,524
Centrais Eletricas Brasileiras S.A. 3.625% due 02/04/2025		400	415
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		1,200	1,230
5.750% due 01/22/2021		1,000	1,002
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(d)		3,151	20
Petrobras Global Finance BV 5.093% due 01/15/2030		2,000	2,237
			22,121
SOVEREIGN ISSUES 10.9%
Brazil Government International Bond
2.625% due 01/05/2023		200	208
2.875% due 06/06/2025		500	521
4.250% due 01/07/2025		2,300	2,527
6.000% due 04/07/2026		200	241
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (c)	BRL	308,000	59,012
0.000% due 07/01/2021 (c)		11,400	2,172
			64,681
Total Brazil (Cost $82,606)			86,802
CAYMAN ISLANDS 1.6%
CORPORATE BONDS & NOTES 1.6%
KSA Sukuk Ltd. 2.894% due 04/20/2022		$3,612	3,725

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		820	787
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		5,425	1,424
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		518	491
QNB Finance Ltd. 3.500% due 03/28/2024		2,800	3,010
Total Cayman Islands (Cost $11,689)			9,437
CHILE 2.5%
CORPORATE BONDS & NOTES 1.0%
Banco del Estado de Chile 2.704% due 01/09/2025		$200	212
Banco Santander Chile 2.700% due 01/10/2025		700	742
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		500	562
4.700% due 05/07/2050		1,000	1,260
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024		2,800	3,027
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		230	215
4.500% due 08/15/2025		117	69
			6,087
SOVEREIGN ISSUES 1.5%
Chile Government International Bond 1.625% due 01/30/2025	EUR	7,000	9,144
Total Chile (Cost $13,414)			15,231
CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
CNOOC Curtis Funding Pty. Ltd. 4.500% due 10/03/2023		$1,000	1,086
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025		900	928
4.375% due 10/17/2023		2,000	2,181
4.375% due 04/10/2024		2,000	2,196
Total China (Cost $6,075)			6,391
COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026		$560	646
SOVEREIGN ISSUES 0.2%
Colombia Government International Bond
2.625% due 03/15/2023		1,000	1,036
3.875% due 04/25/2027		200	223
			1,259
Total Colombia (Cost $1,743)			1,905
COSTA RICA 0.0%
CORPORATE BONDS & NOTES 0.0%
Instituto Costarricense de Electricidad 6.950% due 11/10/2021		$200	200
Total Costa Rica (Cost $204)			200
DOMINICAN REPUBLIC 0.7%
SOVEREIGN ISSUES 0.7%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,772
5.500% due 01/27/2025		1,400	1,580

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Total Dominican Republic (Cost $4,144)		4,352
EGYPT 0.8%
SOVEREIGN ISSUES 0.8%
Egypt Government International Bond
5.577% due 02/21/2023	$1,000	1,059
6.125% due 01/31/2022	3,400	3,555
Total Egypt (Cost $4,515)		4,614
GUATEMALA 1.4%
SOVEREIGN ISSUES 1.4%
Guatemala Government International Bond 5.750% due 06/06/2022	$8,000	8,510
Total Guatemala (Cost $8,228)		8,510
HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd. 3.400% due 04/16/2023	$500	527
Horse Gallop Finance Ltd. 3.250% due 05/30/2022	200	205
Huarong Finance Co. Ltd. 3.250% due 06/03/2021	200	201
Total Hong Kong (Cost $902)		933
HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 5.750% due 11/22/2023	$302	345
Total Hungary (Cost $343)		345
INDIA 1.8%
CORPORATE BONDS & NOTES 1.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$3,000	3,190
Adani Ports & Special Economic Zone Ltd. 3.950% due 01/19/2022	6,750	6,908
State Bank of India 4.000% due 01/24/2022	700	720
Total India (Cost $10,520)		10,818
INDONESIA 5.6%
CORPORATE BONDS & NOTES 2.0%
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	$8,000	8,533
Pertamina Persero PT 4.875% due 05/03/2022	3,133	3,299
		11,832
SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
3.500% due 02/14/2050	5,000	5,451
4.750% due 07/18/2047	755	948
5.125% due 01/15/2045	1,865	2,414
5.250% due 01/08/2047	1,249	1,666
5.375% due 10/17/2023	2,000	2,264
5.875% due 01/15/2024	300	345
5.950% due 01/08/2046	918	1,328
6.750% due 01/15/2044	2,400	3,702
7.750% due 01/17/2038	1,025	1,615
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025	1,000	1,046

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.400% due 03/29/2022		700	725
			21,504
Total Indonesia (Cost $31,545)			33,336
ISRAEL 1.9%
SOVEREIGN ISSUES 1.9%
Israel Government International Bond
3.375% due 01/15/2050		$5,000	5,547
3.875% due 07/03/2050		5,000	6,023
Total Israel (Cost $11,423)			11,570
IVORY COAST 0.8%
SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,700	2,233
5.875% due 10/17/2031		2,000	2,704
Total Ivory Coast (Cost $3,893)			4,937
LUXEMBOURG 1.4%
CORPORATE BONDS & NOTES 1.4%
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022		$2,000	2,099
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		1,600	1,690
5.999% due 01/23/2021		400	401
6.510% due 03/07/2022		3,850	4,092
Total Luxembourg (Cost $8,036)			8,282
MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,100	2,418
4.550% due 04/21/2050		200	268
4.800% due 04/21/2060		200	290
Total Malaysia (Cost $2,475)			2,976
MAURITIUS 0.0%
CORPORATE BONDS & NOTES 0.0%
Greenko Dutch BV 4.875% due 07/24/2022		$200	202
Total Mauritius (Cost $200)			202
MEXICO 7.9%
CORPORATE BONDS & NOTES 4.7%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$5,000	5,391
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,938	2,973
6.750% due 09/30/2022		12,990	14,055
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		2,000	2,005
Comision Federal de Electricidad 4.875% due 05/26/2021		1,000	1,019
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	600	736
6.490% due 01/23/2027		$500	529
6.840% due 01/23/2030		500	524
7.690% due 01/23/2050		500	505
			27,737
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	379
2.659% due 05/24/2031		$5,363	5,503
4.750% due 04/27/2032		3,000	3,618

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

5.000% due 04/27/2051		7,500	9,364
			18,864
Total Mexico (Cost $43,775)			46,601
OMAN 0.4%
SOVEREIGN ISSUES 0.4%
Oman Government International Bond
3.625% due 06/15/2021		$1,305	1,309
4.125% due 01/17/2023		900	909
Total Oman (Cost $2,213)			2,218
PERU 20.7%
SOVEREIGN ISSUES 20.7%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		$300	315
Peru Government International Bond
2.392% due 01/23/2026		1,000	1,068
2.783% due 01/23/2031		1,000	1,100
5.350% due 08/12/2040	PEN	34,100	9,804
5.400% due 08/12/2034		40,000	12,211
5.625% due 11/18/2050		$2,680	4,226
5.940% due 02/12/2029	PEN	176,700	60,918
6.150% due 08/12/2032		10,000	3,359
6.350% due 08/12/2028		46,300	16,257
8.200% due 08/12/2026		37,000	13,883
Total Peru (Cost $118,661)			123,141
QATAR 3.7%
SOVEREIGN ISSUES 3.7%
Qatar Government International Bond
3.375% due 03/14/2024		$2,800	3,036
3.400% due 04/16/2025		3,200	3,533
3.750% due 04/16/2030		2,000	2,358
4.000% due 03/14/2029		3,200	3,800
4.400% due 04/16/2050		2,000	2,612
4.500% due 04/23/2028		2,000	2,427
4.817% due 03/14/2049		1,200	1,641
5.103% due 04/23/2048		2,000	2,818
Total Qatar (Cost $18,629)			22,225
RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 4.500% due 04/04/2022		$200	209
Total Russia (Cost $208)			209
SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 1.5%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$8,625	8,864
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
2.875% due 03/04/2023		200	210
3.250% due 10/26/2026		400	444
4.000% due 04/17/2025		1,000	1,118
			1,772
Total Saudi Arabia (Cost $10,423)			10,636
SERBIA 1.7%
SOVEREIGN ISSUES 1.7%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	3,100	3,928
3.125% due 05/15/2027		4,300	5,923
7.250% due 09/28/2021		$310	325

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Total Serbia (Cost $9,003)		10,176
SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 3.000% due 05/23/2022	$200	204
Total Singapore (Cost $201)		204
SOUTH AFRICA 1.1%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021	$6,100	6,090
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 5.875% due 05/30/2022	600	643
Total South Africa (Cost $6,739)		6,733
SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.9%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021	$5,500	5,594
Total Supranational (Cost $5,547)		5,594
THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Bangkok Bank PCL 3.875% due 09/27/2022	$800	842
Total Thailand (Cost $819)		842
TURKEY 0.2%
SOVEREIGN ISSUES 0.2%
Turkey Government International Bond
3.250% due 03/23/2023	$300	300
5.625% due 03/30/2021	200	202
6.250% due 09/26/2022	400	419
Total Turkey (Cost $914)		921
UKRAINE 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond 7.750% due 09/01/2021	$2,900	3,010
Total Ukraine (Cost $2,973)		3,010
UNITED ARAB EMIRATES 2.6%
SOVEREIGN ISSUES 2.6%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$1,000	1,002
2.500% due 04/16/2025	4,500	4,815
2.700% due 09/02/2070	4,500	4,210
3.125% due 04/16/2030	4,900	5,543
Total United Arab Emirates (Cost $15,424)		15,570
UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 0.448% due 03/25/2037 •	$227	129

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •	255	123
		252
CORPORATE BONDS & NOTES 2.3%
Rio Oil Finance Trust
8.200% due 04/06/2028	588	663
9.250% due 07/06/2024	6,268	6,957
9.750% due 01/06/2027	5,297	6,145
		13,765
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 3.629% due 02/25/2036 ^~	9	9
Chase Mortgage Finance Trust 3.647% due 03/25/2037 ^~	21	21
Citigroup Mortgage Loan Trust
2.895% due 07/25/2046 ^~	14	13
4.005% due 03/25/2034 ~	3	3
Countrywide Home Loan Mortgage Pass-Through Trust
2.443% due 10/20/2035 ~	21	20
2.997% due 09/25/2047 ^~	9	8
HarborView Mortgage Loan Trust 3.344% due 08/19/2036 ^~	3	3
Luminent Mortgage Trust 0.508% due 12/25/2036 ^•	13	12
MASTR Adjustable Rate Mortgages Trust 0.628% due 05/25/2037 •	113	66
Merrill Lynch Alternative Note Asset Trust
0.448% due 03/25/2037 •	261	105
3.383% due 06/25/2037 ^~	131	100
Merrill Lynch Mortgage-Backed Securities Trust 3.528% due 04/25/2037 ^~	25	25
Morgan Stanley Mortgage Loan Trust 2.201% due 06/25/2036 ~	4	5
Sequoia Mortgage Trust 2.345% due 01/20/2047 ^~	11	8
WaMu Mortgage Pass-Through Certificates Trust
2.722% due 12/25/2036 ^~	16	16
2.966% due 01/25/2037 ^~	24	22
3.014% due 09/25/2036 ^~	25	24
3.208% due 04/25/2037 ^~	15	14
3.324% due 12/25/2036 ^~	53	53
3.348% due 05/25/2037 ^~	30	27
		554
Total United States (Cost $13,934)		14,571
VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
GTL Trade Finance, Inc. 5.893% due 04/29/2024	$242	273
Total Virgin Islands (British) (Cost $235)		273
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (e) 0.3%		1,919
U.S. TREASURY BILLS 1.0%
0.090% due 01/07/2021 - 02/25/2021 (b)(c)(g)(i)	$5,656	5,656
U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.077% due 03/16/2021 (b)(c)(i)	1,335	1,335
Total Short-Term Instruments (Cost $8,909)		8,910
Total Investments in Securities (Cost $468,570)		487,090
	SHARES
INVESTMENTS IN AFFILIATES 16.7%
SHORT-TERM INSTRUMENTS 16.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short-Term Floating NAV Portfolio III	10,058,091	99,183

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $99,093)	99,183
Total Investments in Affiliates (Cost $99,093)	99,183
Total Investments 98.4% (Cost $567,663)	$586,273
Financial Derivative Instruments (f)(h) (0.4)%(Cost or Premiums, net $(1,501))	(2,674)
Other Assets and Liabilities, net 2.0%	12,203
Net Assets 100.0%	$595,802

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021		$1,919	U.S. Treasury Bills 0.000% due 12/30/2021			$(1,957)	$1,919	$1,919
Total Repurchase Agreements									$(1,957)	$1,919	$1,919
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	2.840%	Maturity	01/03/2022	BRL	170,660	$0	$(6)	$(6)	$0	$0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		140,500	0	(7)	(7)	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		1,589,100	(9)	(31)	(40)	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		705,540	0	(49)	(49)	1	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		256,000	0	(21)	(21)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		414,200	0	(30)	(30)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		547,400	0	(42)	(42)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		44,700	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		171,900	0	(21)	(21)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		36,400	0	(4)	(4)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		53,300	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		490,000	(38)	577	539	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		5,125,600	373	7,621	7,994	0	(5)
Total Swap Agreements							$326	$7,975	$8,301	$2	$(5)
(g)

Securities with an aggregate market value of $1,035 and cash of $2,899 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	03/2021	INR	18,595	$247	$0	$(5)
BPS	01/2021	$501	MXN	9,942	0	(3)
04/2021	BRL	77,500	$14,072	0	(815)
BRC	01/2021	PEN	12,971	3,600	16	0
01/2021	$56	TRY	446	4	0
02/2021	4	CZK	93	0	0
BSH	04/2021	BRL	207,000	$38,575	0	(1,187)
04/2021	$35,108	BRL	196,700	2,676	0
CBK	01/2021	PEN	52,588	$14,600	71	0
01/2021	$209	MXN	4,463	15	0
01/2021	13	RUB	1,016	1	0
02/2021	PEN	16,048	$4,454	19	0
02/2021	$2,252	PEN	8,105	0	(13)
02/2021	16	RUB	1,180	0	0
03/2021	PEN	17,221	$4,765	7	0
03/2021	$145	CNH	970	3	0
03/2021	158	MXN	3,554	19	0
05/2021	PEN	31,454	$8,629	0	(57)
DUB	03/2021	24,822	6,928	70	0
GLM	01/2021	$2,096	MXN	41,611	0	(9)
01/2021	17	RUB	1,264	1	0
04/2021	BRL	57,200	$10,170	0	(818)
HUS	01/2021	7,751	1,532	40	0
01/2021	MXN	120,018	5,927	0	(93)
01/2021	$1,492	BRL	7,751	1	0
02/2021	1,531	7,751	0	(39)
02/2021	34	RUB	2,560	0	0
03/2021	PEN	54,549	$15,014	0	(56)
IND	02/2021	$12	CZK	271	0	0
JPM	01/2021	47	TRY	375	3	0
04/2021	BRL	163,000	$29,288	0	(2,022)
07/2021	11,400	2,040	0	(142)
RBC	01/2021	$3,475	MXN	69,227	0	(3)
SCX	01/2021	EUR	19,035	$22,796	0	(458)
02/2021	19,035	23,306	36	0
SSB	01/2021	BRL	7,751	1,491	0	(1)
01/2021	$1,460	BRL	7,751	32	0
UAG	02/2021	20	CZK	430	0	0
02/2021	45	RUB	3,346	0	0
Total Forward Foreign Currency Contracts	$3,014	$(5,721)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.451%	$6,000	$142	$24	$166	$0
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	5,000	(2)	(34)	0	(36)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.451	5,700	136	21	157	0
CBK	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.835	5,000	(66)	27	0	(39)
GST	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223	5,000	(314)	227	0	(87)
Russia Government International Bond	1.000	Quarterly	06/20/2023	0.452	700	(22)	32	10	0
Russia Government International Bond	1.000	Quarterly	06/20/2025	0.781	8,000	(10)	91	81	0
HUS	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	5,000	(3)	(33)	0	(36)
South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	5,000	20	13	33	0
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.452	2,800	(82)	121	39	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	24,400	(1,356)	1,129	0	(227)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	5,000	18	15	33	0
Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.835	5,000	(70)	31	0	(39)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.452	2,000	(57)	85	28	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	5,000	(161)	114	0	(47)
Total Swap Agreements	$(1,827)	$1,863	$547	$(511)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

(i)

Securities with an aggregate market value of $4,647 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$36	$0	$36
Sovereign Issues	0	3,330	0	3,330
Bahrain
Sovereign Issues	0	1,049	0	1,049
Brazil
Corporate Bonds & Notes	0	22,121	0	22,121
Sovereign Issues	0	64,681	0	64,681
Cayman Islands
Corporate Bonds & Notes	0	9,437	0	9,437
Chile
Corporate Bonds & Notes	0	6,087	0	6,087
Sovereign Issues	0	9,144	0	9,144
China
Corporate Bonds & Notes	0	6,391	0	6,391
Colombia
Corporate Bonds & Notes	0	646	0	646
Sovereign Issues	0	1,259	0	1,259
Costa Rica
Corporate Bonds & Notes	0	200	0	200
Dominican Republic
Sovereign Issues	0	4,352	0	4,352
Egypt
Sovereign Issues	0	4,614	0	4,614
Guatemala
Sovereign Issues	0	8,510	0	8,510
Hong Kong
Corporate Bonds & Notes	0	933	0	933
Hungary
Sovereign Issues	0	345	0	345
India
Corporate Bonds & Notes	0	10,818	0	10,818
Indonesia
Corporate Bonds & Notes	0	11,832	0	11,832
Sovereign Issues	0	21,504	0	21,504
Israel
Sovereign Issues	0	11,570	0	11,570
Ivory Coast
Sovereign Issues	0	4,937	0	4,937
Luxembourg
Corporate Bonds & Notes	0	8,282	0	8,282
Malaysia
Corporate Bonds & Notes	0	2,976	0	2,976
Mauritius
Corporate Bonds & Notes	0	202	0	202
Mexico
Corporate Bonds & Notes	0	27,737	0	27,737
Sovereign Issues	0	18,864	0	18,864
Oman
Sovereign Issues	0	2,218	0	2,218
Peru
Sovereign Issues	0	123,141	0	123,141
Qatar
Sovereign Issues	0	22,225	0	22,225
Russia
Sovereign Issues	0	209	0	209
Saudi Arabia
Corporate Bonds & Notes	0	8,864	0	8,864
Sovereign Issues	0	1,772	0	1,772

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Serbia
Sovereign Issues	0	10,176	0	10,176
Singapore
Corporate Bonds & Notes	0	204	0	204
South Africa
Corporate Bonds & Notes	0	6,090	0	6,090
Sovereign Issues	0	643	0	643
Supranational
Corporate Bonds & Notes	0	5,594	0	5,594
Thailand
Corporate Bonds & Notes	0	842	0	842
Turkey
Sovereign Issues	0	921	0	921
Ukraine
Sovereign Issues	0	3,010	0	3,010
United Arab Emirates
Sovereign Issues	0	15,570	0	15,570
United States
Asset-Backed Securities	0	252	0	252
Corporate Bonds & Notes	0	13,765	0	13,765
Non-Agency Mortgage-Backed Securities	0	554	0	554
Virgin Islands (British)
Corporate Bonds & Notes	0	273	0	273
Short-Term Instruments
Repurchase Agreements	0	1,919	0	1,919
U.S. Treasury Bills	0	5,656	0	5,656
U.S. Treasury Cash Management Bills	0	1,335	0	1,335
	$0	$487,090	$0	$487,090
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,183	$0	$0	$99,183
Total Investments	$99,183	$487,090	$0	$586,273
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	3,561	0	3,561
	$0	$3,563	$0	$3,563
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(6,232)	0	(6,232)
	$0	$(6,237)	$0	$(6,237)
Total Financial Derivative Instruments	$0	$(2,674)	$0	$(2,674)
Totals	$99,183	$484,416	$0	$583,599

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.7%
Altice France S.A. 4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		$1,635	$1,631
Austin BidCo, Inc. TBD% due 12/01/2027		200	200
B.C. Unlimited Liability Co. 1.897% (LIBOR03M + 1.750%) due 11/19/2026 ~		885	872
Blackstone CQP Holdco LP 3.736% (LIBOR03M + 3.500%) due 09/30/2024 ~		16,784	16,751
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		299	304
Dun & Bradstreet Corp. 3.898% (LIBOR03M + 3.750%) due 02/06/2026 ~		199	199
Entercom Media Corp. 2.648% - 4.750% (LIBOR03M + 2.500%) due 11/18/2024 ~		111	109
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,225	1,028
Fly Funding SARL 6.237% due 10/08/2025 «		1,600	1,584
IRB Holding Corp. TBD% due 12/15/2027		550	551
KIK Custom Products, Inc. TBD% due 12/17/2026		250	251
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		593	634
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~		572	565
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,982	1,978
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 «~		168	170
Sigma Bidco BV 3.369% (LIBOR03M + 3.000%) due 07/02/2025 ~		488	484
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/30/2025 ~		825	836
Verscend Holding Corp. 4.647% (LIBOR03M + 4.500%) due 08/27/2025 ~		660	661
Total Loan Participations and Assignments (Cost $28,856)			28,808
CORPORATE BONDS & NOTES 80.5%
BANKING & FINANCE 18.0%
Ally Financial, Inc. 8.000% due 11/01/2031		8,715	12,784
Arrow Global Finance PLC 5.125% due 09/15/2024	GBP	400	548
AssuredPartners, Inc. 5.625% due 01/15/2029		$2,000	2,090
Aviation Capital Group LLC 5.500% due 12/15/2024		900	997
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		1,205	1,282
5.500% due 01/15/2026		825	936
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	2,100	3,062
8.000% due 06/15/2024 •(g)(h)		$600	669
Brookfield Finance, Inc. 4.350% due 04/15/2030		300	360
Cabot Financial Luxembourg S.A. 7.500% due 10/01/2023	GBP	1,896	2,647
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	102
Credit Acceptance Corp. 5.125% due 12/31/2024		$425	443
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		1,325	1,465
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		61	57
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	53
Federal Realty Investment Trust 3.500% due 06/01/2030		75	84

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Ford Motor Credit Co. LLC
3.375% due 11/13/2025	550	564
4.000% due 11/13/2030	500	527
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	1,150	1,206
Freedom Mortgage Corp.
8.125% due 11/15/2024	430	450
8.250% due 04/15/2025	1,000	1,048
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025	2,550	2,765
HSBC Holdings PLC
6.000% due 05/22/2027 •(g)(h)	600	655
6.500% due 03/23/2028 •(g)(h)	1,000	1,124
Icahn Enterprises LP
5.250% due 05/15/2027	1,525	1,639
6.250% due 02/01/2022	250	251
6.375% due 12/15/2025	2,300	2,385
Jefferies Finance LLC 6.250% due 06/03/2026	1,000	1,040
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	800	813
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/2022	1,650	1,661
MGIC Investment Corp. 5.250% due 08/15/2028	2,100	2,251
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	500	523
5.500% due 08/15/2028	3,575	3,769
Navient Corp.
5.625% due 08/01/2033	3,000	2,886
6.625% due 07/26/2021	6,000	6,139
NFP Corp. 6.875% due 08/15/2028	1,000	1,069
OneMain Finance Corp.
6.125% due 05/15/2022	1,125	1,195
8.875% due 06/01/2025	2,250	2,550
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	4,650	4,875
5.500% due 02/15/2024	1,100	1,200
Park Intermediate Holdings LLC
5.875% due 10/01/2028	525	560
7.500% due 06/01/2025	3,225	3,489
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	5,000	6,368
Prudential PLC 3.125% due 04/14/2030	100	113
Radian Group, Inc. 6.625% due 03/15/2025	4,050	4,594
SLM Corp. 5.125% due 04/05/2022	1,800	1,846
Uniti Group LP 6.000% due 04/15/2023	900	920
Voyager Aviation Holdings LLC 9.000% due 08/15/2021	814	462
XHR LP 6.375% due 08/15/2025	1,650	1,744
		90,260
INDUSTRIALS 57.2%
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	825	883
AdaptHealth LLC
4.625% due 08/01/2029 (a)	200	206
6.125% due 08/01/2028	800	861
Adient U.S. LLC 9.000% due 04/15/2025	100	112
ADT Security Corp.
3.500% due 07/15/2022	800	822
4.875% due 07/15/2032	530	573
Air Canada Pass-Through Trust 5.250% due 10/01/2030	800	858
Allison Transmission, Inc. 3.750% due 01/30/2031	1,500	1,537
Altice France S.A. 7.375% due 05/01/2026	3,700	3,899
AMC Networks, Inc. 4.750% due 08/01/2025	1,300	1,344
AMN Healthcare, Inc. 4.000% due 04/15/2029	850	871
Austin BidCo, Inc. 7.125% due 12/15/2028	1,000	1,046
Avantor Funding, Inc. 4.625% due 07/15/2028	900	953
Avon Products, Inc. 7.000% due 03/15/2023	800	866

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

B.C. Unlimited Liability Co. 4.375% due 01/15/2028		600	619
BAE Systems PLC 3.400% due 04/15/2030		200	227
Ball Corp. 4.875% due 03/15/2026		600	679
Bausch Health Americas, Inc. 9.250% due 04/01/2026		2,075	2,316
Bausch Health Cos., Inc.
6.125% due 04/15/2025		900	928
6.250% due 02/15/2029		3,800	4,133
7.000% due 01/15/2028		950	1,046
7.250% due 05/30/2029		850	957
BCD Acquisition, Inc. 9.625% due 09/15/2023		800	821
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		750	786
Boeing Co.
5.040% due 05/01/2027		150	176
5.705% due 05/01/2040		1,625	2,105
5.805% due 05/01/2050		250	345
5.930% due 05/01/2060		1,625	2,305
Boise Cascade Co. 4.875% due 07/01/2030		100	108
Bombardier, Inc. 7.875% due 04/15/2027		900	829
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		825	851
Boyd Gaming Corp. 6.000% due 08/15/2026		450	468
Brink's Co. 5.500% due 07/15/2025		1,150	1,230
British Airways Pass-Through Trust 4.250% due 05/15/2034		500	537
BWX Technologies, Inc. 4.125% due 06/30/2028		800	835
CCO Holdings LLC
4.250% due 02/01/2031		2,500	2,638
4.500% due 08/15/2030		700	744
5.750% due 02/15/2026		2,000	2,066
Charter Communications Operating LLC
4.800% due 03/01/2050		200	239
5.375% due 04/01/2038		200	250
5.750% due 04/01/2048		150	196
Chobani LLC 7.500% due 04/15/2025		2,200	2,314
CNX Resources Corp. 7.250% due 03/14/2027		2,000	2,143
CommScope Technologies LLC 5.000% due 03/15/2027		3,500	3,472
Community Health Systems, Inc.
5.625% due 03/15/2027		3,900	4,198
6.000% due 01/15/2029		800	865
6.625% due 02/15/2025		300	316
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		6,468	1,663
Continental Resources, Inc. 5.000% due 09/15/2022		165	165
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		900	948
CPUK Finance Ltd. 6.500% due 08/28/2026	GBP	2,000	2,864
DAE Funding LLC
5.000% due 08/01/2024		$1,750	1,797
5.750% due 11/15/2023		100	103
DaVita, Inc. 4.625% due 06/01/2030		1,775	1,883
Dell International LLC 8.350% due 07/15/2046		1,327	2,008
Dell, Inc.
5.400% due 09/10/2040		6,000	6,781
6.500% due 04/15/2038		16,425	20,449
Delta Air Lines, Inc.
4.500% due 10/20/2025		650	695
4.750% due 10/20/2028		625	683
7.000% due 05/01/2025		2,100	2,426
Diebold Nixdorf, Inc. 9.375% due 07/15/2025		825	926
Dun & Bradstreet Corp. 10.250% due 02/15/2027		1,000	1,130
Edgewell Personal Care Co. 5.500% due 06/01/2028		400	430
Endo Dac
5.875% due 10/15/2024		4,400	4,469
6.000% due 06/30/2028		8,847	7,529
9.500% due 07/31/2027		6,005	6,714

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Envision Healthcare Corp. 8.750% due 10/15/2026		3,950	2,493
Fair Isaac Corp. 5.250% due 05/15/2026		125	143
Ford Motor Co. 4.750% due 01/15/2043		3,000	3,064
Gap, Inc. 8.625% due 05/15/2025		1,125	1,256
Gartner, Inc. 3.750% due 10/01/2030		1,000	1,051
GFL Environmental, Inc.
3.500% due 09/01/2028		1,650	1,685
4.250% due 06/01/2025		3,000	3,118
goeasy Ltd. 5.375% due 12/01/2024		1,000	1,042
Greif, Inc. 6.500% due 03/01/2027		650	689
HCA, Inc. 5.375% due 02/01/2025		3,050	3,434
Hilton Domestic Operating Co., Inc.
4.000% due 05/01/2031		2,000	2,114
5.125% due 05/01/2026		1,500	1,552
5.375% due 05/01/2025		300	319
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		350	371
Hologic, Inc. 3.250% due 02/15/2029		2,475	2,523
Hudbay Minerals, Inc. 6.125% due 04/01/2029		2,550	2,754
iHeartCommunications, Inc.
6.375% due 05/01/2026		393	421
8.375% due 05/01/2027		712	761
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(c)		2,700	1,937
Jagged Peak Energy LLC 5.875% due 05/01/2026		700	727
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028		1,150	1,163
6.875% due 11/15/2026	EUR	700	881
JELD-WEN, Inc. 6.250% due 05/15/2025		$700	759
JetBlue Pass-Through Trust 4.000% due 05/15/2034		725	786
KB Home 7.625% due 05/15/2023		400	443
Kinder Morgan, Inc. 8.050% due 10/15/2030		200	279
Kronos Acquisition Holdings, Inc.
7.000% due 12/31/2027		200	210
9.000% due 08/15/2023		8,906	9,126
Lamar Media Corp. 4.875% due 01/15/2029		500	532
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028		250	280
Level 3 Financing, Inc.
3.625% due 01/15/2029		3,300	3,298
4.250% due 07/01/2028		2,425	2,494
Live Nation Entertainment, Inc. 5.625% due 03/15/2026		100	103
Marriott International, Inc. 4.625% due 06/15/2030		400	470
Marriott Ownership Resorts, Inc.
6.125% due 09/15/2025		150	160
6.500% due 09/15/2026		325	340
MGM Resorts International 4.750% due 10/15/2028		1,700	1,825
Minerva Luxembourg S.A. 6.500% due 09/20/2026		2,000	2,103
NCR Corp. 8.125% due 04/15/2025		3,725	4,153
Netflix, Inc. 5.375% due 11/15/2029		325	384
Newcrest Finance Pty. Ltd. 3.250% due 05/13/2030		75	83
Newell Brands, Inc. 4.875% due 06/01/2025		150	165
Nielsen Finance LLC
5.625% due 10/01/2028		825	898
5.875% due 10/01/2030		825	935
Nordstrom, Inc. 8.750% due 05/15/2025		1,700	1,906
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (b)	EUR	6,819	8,310
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		$300	317
7.375% due 06/01/2025		100	107

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Par Pharmaceutical, Inc. 7.500% due 04/01/2027		2,607	2,832
PDC Energy, Inc. 5.750% due 05/15/2026		1,650	1,707
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	50
5.500% due 04/12/2037 ^(c)		1,250	49
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,000	1,067
Post Holdings, Inc. 4.625% due 04/15/2030		1,000	1,053
Prime Security Services Borrower LLC 3.375% due 08/31/2027		2,150	2,137
Qorvo, Inc. 3.375% due 04/01/2031		850	879
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		500	525
Radiate Holdco LLC 4.500% due 09/15/2026		2,475	2,559
Renault S.A. 2.000% due 09/28/2026	EUR	2,000	2,441
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		$3,250	3,335
RP Escrow Issuer LLC 5.250% due 12/15/2025		800	838
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,000	1,180
Sabre GLBL, Inc.
7.375% due 09/01/2025		900	978
9.250% due 04/15/2025		4,050	4,825
Scientific Games International, Inc. 5.000% due 10/15/2025		1,500	1,550
Sealed Air Corp. 6.875% due 07/15/2033		400	529
Sensata Technologies BV 5.625% due 11/01/2024		600	672
Shift4 Payments LLC 4.625% due 11/01/2026		825	860
Sirius XM Radio, Inc. 4.125% due 07/01/2030		800	852
Sofima Holding SpA 3.750% due 01/15/2028	EUR	100	124
Spirit AeroSystems, Inc.
5.500% due 01/15/2025		$825	871
7.500% due 04/15/2025		2,000	2,149
Standard Industries, Inc.
3.375% due 01/15/2031		2,000	2,012
4.375% due 07/15/2030		1,700	1,821
Stericycle, Inc. 3.875% due 01/15/2029		500	514
Suburban Propane Partners LP 5.750% due 03/01/2025		460	471
Switch Ltd. 3.750% due 09/15/2028		825	839
T-Mobile USA, Inc.
3.875% due 04/15/2030		2,000	2,319
4.500% due 04/15/2050		200	247
4.750% due 02/01/2028		3,200	3,444
6.000% due 04/15/2024		2,625	2,660
6.500% due 01/15/2026		3,800	3,938
Team Health Holdings, Inc. 6.375% due 02/01/2025		900	778
TEGNA, Inc. 4.625% due 03/15/2028		700	717
Tempo Acquisition LLC 5.750% due 06/01/2025		1,700	1,813
Tenet Healthcare Corp.
6.125% due 10/01/2028		6,150	6,430
7.500% due 04/01/2025		300	328
Tesco PLC 6.150% due 11/15/2037		510	661
Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	300	355
Toll Brothers Finance Corp. 4.875% due 03/15/2027		$1,300	1,490
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,500	1,554
TripAdvisor, Inc. 7.000% due 07/15/2025		825	893
Triumph Group, Inc. 8.875% due 06/01/2024		825	907
United Airlines Pass-Through Trust 5.875% due 04/15/2029		1,600	1,733
United Rentals North America, Inc. 5.500% due 05/15/2027		350	376

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Univision Communications, Inc.
6.625% due 06/01/2027		800	861
9.500% due 05/01/2025		200	224
VeriSign, Inc. 4.750% due 07/15/2027		2,500	2,687
ViaSat, Inc. 5.625% due 04/15/2027		275	289
Videotron Ltd. 5.125% due 04/15/2027		1,350	1,436
Virgin Media Finance PLC 5.000% due 07/15/2030		500	519
Williams Scotsman International, Inc. 4.625% due 08/15/2028		3,275	3,396
WMG Acquisition Corp.
3.000% due 02/15/2031		1,650	1,623
5.500% due 04/15/2026		1,550	1,606
Wyndham Destinations, Inc. 6.000% due 04/01/2027		1,300	1,460
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		225	234
Wynn Las Vegas LLC 5.250% due 05/15/2027		300	310
Yum! Brands, Inc.
6.875% due 11/15/2037		100	129
7.750% due 04/01/2025		5,650	6,264
Ziggo BV 5.500% due 01/15/2027		1,239	1,295
			286,895
UTILITIES 5.3%
Blue Racer Midstream LLC
6.125% due 11/15/2022		900	902
7.625% due 12/15/2025		250	267
Calpine Corp.
3.750% due 03/01/2031		1,000	992
5.000% due 02/01/2031		4,100	4,291
CenturyLink, Inc. 4.500% due 01/15/2029		500	510
Covanta Holding Corp. 5.000% due 09/01/2030		675	723
DPL, Inc. 4.125% due 07/01/2025		2,450	2,648
Genesis Energy LP
5.625% due 06/15/2024		200	195
6.000% due 05/15/2023		2,000	2,036
8.000% due 01/15/2027		2,400	2,394
NSG Holdings LLC 7.750% due 12/15/2025		1,260	1,341
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		967	254
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		105	99
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		776	108
PBF Holding Co. LLC 9.250% due 05/15/2025		1,625	1,596
Sprint Capital Corp. 8.750% due 03/15/2032		2,300	3,644
Targa Resources Partners LP
6.500% due 07/15/2027		100	109
6.875% due 01/15/2029		425	479
Terraform Global Operating LLC 6.125% due 03/01/2026		1,500	1,539
TerraForm Power Operating LLC 5.000% due 01/31/2028		2,000	2,251
			26,378
Total Corporate Bonds & Notes (Cost $372,210)			403,533
CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	200	195
Total Convertible Bonds & Notes (Cost $184)			195
MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		$450	470

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028	100	100
Total Municipal Bonds & Notes (Cost $544)		570
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 2.733% due 10/25/2035 ~	72	57
American Home Mortgage Assets Trust
1.529% due 11/25/2046 •	579	250
6.250% due 06/25/2037 ^þ	122	113
Banc of America Funding Trust 3.481% due 03/20/2036 ^~	74	72
Bear Stearns ALT-A Trust 2.790% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust 2.520% due 11/25/2035 •	96	93
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •	18	17
0.408% due 07/25/2046 ^•	288	191
0.572% due 03/20/2046 •	31	26
1.609% due 12/25/2035 •	36	34
2.712% due 10/25/2035 ^~	23	23
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •	96	93
6.000% due 05/25/2036 ^	56	41
Downey Savings & Loan Association Mortgage Loan Trust 0.652% due 02/19/2045 •	9	9
First Horizon Alternative Mortgage Securities Trust
2.544% due 09/25/2035 ^~	156	150
6.000% due 05/25/2036 ^	60	42
GMAC Mortgage Corp. Loan Trust 3.587% due 04/19/2036 ^~	144	127
GSR Mortgage Loan Trust
2.824% due 04/25/2035 ~	1	1
3.583% due 05/25/2035 ~	141	132
3.835% due 11/25/2035 ~	19	19
HarborView Mortgage Loan Trust
0.342% due 01/19/2038 •	19	18
0.630% due 03/19/2036 ^•	262	249
IndyMac Mortgage Loan Trust 3.172% due 09/25/2035 ^~	42	40
JPMorgan Mortgage Trust
3.222% due 07/27/2037 ~	221	221
3.468% due 07/25/2035 ~	38	38
6.000% due 08/25/2037 ^	74	54
Residential Accredit Loans, Inc. Trust
0.478% due 03/25/2037 •	290	25
5.551% due 02/25/2036 ^~	190	158
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^	63	51
Structured Asset Mortgage Investments Trust 0.588% due 05/25/2036 •	17	16
WaMu Mortgage Pass-Through Certificates Trust
1.379% due 05/25/2047 •	230	209
2.532% due 10/25/2036 ^~	101	97
3.299% due 07/25/2037 ^~	98	96
Total Non-Agency Mortgage-Backed Securities (Cost $2,500)		2,765
ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust 0.298% due 08/25/2036 •	65	62
Credit-Based Asset Servicing & Securitization Trust 3.342% due 01/25/2037 ^þ	864	397
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	323	126
Groupe Novasep 11.000% due 03/21/2022 «(i)	444	367
Mid-State Trust 7.791% due 03/15/2038	9	9
Morgan Stanley ABS Capital, Inc. Trust 0.288% due 05/25/2037 •	78	68
Option One Mortgage Loan Trust Asset-Backed Certificates 1.123% due 08/25/2033 •	48	49
Residential Asset Securities Corp. Trust 0.448% due 08/25/2036 •	11	11
Total Asset-Backed Securities (Cost $1,161)		1,089
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2041 þ	7,113	2,708

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

1.000% due 07/09/2029	102	45
Total Sovereign Issues (Cost $3,334)		2,753
	SHARES
COMMON STOCKS 0.8%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	163,228	269
iHeartMedia, Inc. 'A' (d)	9,223	120
iHeartMedia, Inc. 'B' «(d)	124	1
		390
CONSUMER DISCRETIONARY 0.3%
Caesars Entertainment, Inc. (d)	19,463	1,446
		1,446
ENERGY 0.1%
California Resources Corp. (d)	14,960	353
FINANCIALS 0.2%
CIT Group, Inc.	26,331	945
Hipotecaria Su Casita S.A. «	78,886	0
Mr Cooper Group, Inc. (d)	4,374	136
		1,081
HEALTH CARE 0.0%
NVHL S.A. 'A' «(d)(i)	197,572	0
NVHL S.A. 'B' «(d)(i)	197,572	0
NVHL S.A. 'C' «(d)(i)	197,572	0
NVHL S.A. 'D' «(d)(i)	197,572	0
NVHL S.A. 'E' «(d)(i)	197,572	0
NVHL S.A. 'F' «(d)(i)	197,572	0
NVHL S.A. 'G' «(d)(i)	197,572	0
NVHL S.A. 'H' «(d)(i)	197,572	0
NVHL S.A. 'I' «(d)(i)	197,572	0
NVHL S.A. 'J' «(d)(i)	197,572	0
		0
INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(i)	7,513	681
Total Common Stocks (Cost $14,922)		3,951
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039 «	60,068	767
ENERGY 0.0%
California Resources Corp. - Exp. 10/27/2024	24,765	99
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	728,231	0
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	2,167,200	0
UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	23
Total Warrants (Cost $1,505)		889
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.5%
Citigroup, Inc. 5.800% due 06/15/2022 •(g)	550,000	562

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Huntington Bancshares, Inc. 4.450% due 10/15/2027 •(g)	1,500,000	1,603
		2,165
INDUSTRIALS 0.2%
Xfit Brands, Inc. «	1,000	1,144
Total Preferred Securities (Cost $5,706)		3,309
REAL ESTATE INVESTMENT TRUSTS 1.8%
REAL ESTATE 1.8%
VICI Properties, Inc.	354,535	9,041
Total Real Estate Investment Trusts (Cost $4,263)		9,041
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (j) 1.7%		8,661
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.094% due 01/14/2021 - 02/04/2021 (e)(f)(m)	291	291
Total Short-Term Instruments (Cost $8,952)		8,952
Total Investments in Securities (Cost $ 444,137)		465,855
	SHARES
INVESTMENTS IN AFFILIATES 5.8%
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^(d)	2,040,639	10
Total Common Stocks (Cost $418)		10
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	2,960,225	29,191
Total Short-Term Instruments (Cost $29,187)		29,191
Total Investments in Affiliates (Cost $29,605)		29,201
Total Investments 98.7% (Cost $473,742)		$495,056
Financial Derivative Instruments (k)(l) (0.1)%(Cost or Premiums, net $11,162)		(330)
Other Assets and Liabilities, net 1.4%		6,655
Net Assets 100.0%		$501,381

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Groupe Novasep 11.000% due 03/21/2022					11/01/2019		$435	$367	0.07
NVHL S.A. 'A'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'B'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'C'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'D'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'E'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'F'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'G'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'H'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'I'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'J'					03/09/2012 - 05/01/2013		613	0	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020		242	681	0.14
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014		5,000	6,368	1.27
							$11,807	$7,416	1.48%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	(4.500)%	03/27/2020	TBD(2)	$323	American Airlines Pass-Through Trust 4.950% due 8/15/2026		$(298)	$323	$312
SBI	(4.500)	3/27/2020	TBD(2)	2,908	American Airlines Pass-Through Trust 4.950% due 8/15/2026		(2,680)	2,908	2,805
BCY	(7.00)	12/7/2020	TBD(2)	4,650	Macy's Retail Holdings, Inc. 3.630% due 6/1/2024		(4,819)	4,650	4,625
FICC	0.000	12/31/2020	01/04/2021	780	U.S. Treasury Bills 0.000% due 12/30/2021		(795)	780	780
Total Repurchase Agreements							$(8,592)	$8,661	$8,522
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Corporate Bonds & Notes (1.5)%
Industrials (1.5)%
American Airlines Pass-Through Trust					4.950%	08/15/2026	$3,483	$(3,648)	$(3,022)
Macy's Retail Holdings, Inc.					3.625	06/01/2024	5,000	(4,835)	(4,784)
Total Short Sales (1.5)%								$(8,483)	$(7,806)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)	Payable for short sales includes $83 of accrued interest.
Cash of $51 has been pledged as collateral under the terms of master agreements as of December 31, 2020.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	104	$14,360	$(10)	$11	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	72	$(15,625)	$(4)	$5	$0
Euro-Buxl 30-Year Bond March Futures	03/2021	9	(2,476)	(4)	4	0
U.S. Treasury 5-Year Note March Futures	03/2021	662	(83,521)	(88)	0	(31)
U.S. Treasury 30-Year Bond March Futures	03/2021	29	(5,022)	50	0	(10)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	24	(5,126)	59	0	(18)
$13	$9	$(59)
Total Futures Contracts	$3	$20	$(59)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	3.792%	$10,000	$722	$49	$771	$0	$(3)
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.511	EUR	8,800	(258)	16	(242)	0	0
ArcelorMittal	(5.000)	Quarterly	06/20/2025	1.323	2,000	(393)	(9)	(402)	0	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2025	1.585	$5,000	128	(3)	125	0	(1)
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.686	4,000	(40)	1	(39)	0	0
Johnson & Johnson	(1.000)	Quarterly	06/20/2024	0.151	20,000	(606)	5	(601)	0	(1)
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	3.289	4,000	212	5	217	12	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	0.876	10,000	(71)	(11)	(82)	0	(15)
$(306)	$53	$(253)	$12	$(20)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2023	1.947%	$100	$8	$0	$8	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$534	$49	$1	$50	$1	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	4,232	392	9	401	8	0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	22,400	2,112	21	2,133	44	0
$2,553	$31	$2,584	$53	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$6,237	$26	$6,263	$26	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	2,025	(7)	2,018	11	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	61,300	645	(138)	507	88	0
$8,907	$(119)	$8,788	$125	$0
Total Swap Agreements	$11,162	$(35)	$11,127	$190	$(20)
Cash of $8,103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	01/2021	$5,315	EUR	4,338	$0	$(15)
CBK	01/2021	EUR	2,101	$2,548	0	(19)
HUS	01/2021	199	242	0	(1)
01/2021	GBP	6,568	8,784	0	(198)
01/2021	$333	EUR	278	6	0
MYI	01/2021	GBP	2,127	$2,863	0	(46)
RYL	01/2021	$3,273	GBP	2,449	76	0
SCX	01/2021	EUR	11,938	$14,297	0	(287)
02/2021	11,938	14,616	23	0
Total Forward Foreign Currency Contracts	$105	$(566)
(m)

Securities with an aggregate market value of $291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,054	$1,754	$28,808
Corporate Bonds & Notes
Banking & Finance	0	83,892	6,368	90,260
Industrials	0	286,895	0	286,895
Utilities	0	26,378	0	26,378
Convertible Bonds & Notes
Banking & Finance	0	195	0	195
Municipal Bonds & Notes
Florida	0	470	0	470
New York	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	2,765	0	2,765
Asset-Backed Securities	0	722	367	1,089
Sovereign Issues	0	2,753	0	2,753
Common Stocks
Communication Services	389	0	1	390
Consumer Discretionary	1,446	0	0	1,446
Energy	353	0	0	353
Financials	1,081	0	0	1,081

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Industrials	0	0	681	681
Warrants
Communication Services	0	0	767	767
Energy	0	99	0	99
Utilities	0	23	0	23
Preferred Securities
Banking & Finance	0	2,165	0	2,165
Industrials	0	0	1,144	1,144
Real Estate Investment Trusts
Real Estate	9,041	0	0	9,041
Short-Term Instruments
Repurchase Agreements	0	8,661	0	8,661
U.S. Treasury Bills	0	291	0	291
$12,310	$442,463	$11,082	$465,855
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$10	$0	$0	$10
Short-Term Instruments
Central Funds Used for Cash Management Purposes	29,191	0	0	29, 191
$29,201	$0	$0	$29,201
Total Investments	$41,511	$442,463	$11,082	$495,056
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(7,806)	$0	$(7,806)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	190	0	210
Over the counter	0	105	0	105
$20	$295	$0	$315
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(20)	0	(79)
Over the counter	0	(566)	0	(566)
$(59)	$(586)	$0	$(645)
Total Financial Derivative Instruments	$(39)	$(291)	$0	$(330)
Totals	$41,472	$434,366	$11,082	$486,920

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,434	$1,699	$(755)	$6	$(3)	$233	$0	$(860)	$1,754	$62
Corporate Bonds & Notes
Banking & Finance	5,645	0	0	0	0	723	0	0	6,368	723
Industrials	19	73	0	0	0	(38)	0	(54)	0	0
Asset-Backed Securities	322	15	0	(9)	0	39	0	0	367	(68)
Common Stocks
Communication Services	1	0	0	0	0	0	0	0	1	1
Health Care	0	0	0	0	(1,104)	1,104	0	0	0	1,100
Industrials	0	242	0	0	0	439	0	0	681	439
Warrants
Communication Services	0	0	0	0	0	0	767	0	767	0
Preferred Securities
Industrials	1,413	0	0	0	0	(269)	0	0	1,144	(269)
$8,834	$2,029	$(755)	$(3)	$(1,107)	$2,231	$767	$(914)	$11,082	$1,988
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	10	0	0	0	0	0	0	(10)	0	0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Totals	$8,844	$2,029	$(755)	$(3)	$(1,107)	$2,231	$767	$(924)	$11,082	$1,988
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,754	Third Party Vendor	Broker Quote	99.000 - 100.750	99.169
Corporate Bonds & Notes
Banking & Finance	6,368	Discounted Cash Flow	Discount Rate	4.780	—
Asset-Backed Securities	367	Proxy Pricing	Base Price	83.000	—
Common Stocks
Communication Services	1	Other Valuation Techniques(2)	—	—	—
Industrials	681	Fundamental Valuation	Company Equity Value	$883,920,000.000	—
Warrants
Communication Services	767	Reference Instrument	Liquidity Discount	1.599	—
Preferred Securities
Industrials	1,144	Other Valuation Techniques(2)	—	—	—
Total	$11,082
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.4% ¤
CANADA 1.8%
SOVEREIGN ISSUES 1.8%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$9,442
Total Canada (Cost $6,769)			9,442
DENMARK 17.1%
CORPORATE BONDS & NOTES 17.1%
Jyske Realkredit A/S 1.000% due 10/01/2021	DKK	75,000	12,445
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2021		75,000	12,448
Nykredit Realkredit A/S 1.000% due 04/01/2021		270,000	44,479
Realkredit Danmark A/S 1.000% due 04/01/2022		120,000	20,051
Total Denmark (Cost $83,613)			89,423
UNITED STATES 4.9%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •		$166	163
Argent Securities Trust 0.238% due 07/25/2036 •		1,356	575
Asset-Backed Funding Certificates Trust 0.848% due 06/25/2034 •		329	322
Asset-Backed Securities Corp. Home Equity Loan Trust 0.228% due 05/25/2037 •		45	37
Bear Stearns Asset-Backed Securities Trust 0.808% due 10/25/2032 •		54	54
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •		4	4
Countrywide Asset-Backed Certificates 0.888% due 05/25/2032 •		93	92
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		85	82
Credit-Based Asset Servicing & Securitization Trust
0.208% due 11/25/2036 •		37	22
0.218% due 01/25/2037 ^•		294	119
Home Equity Asset Trust 0.748% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 0.198% due 10/25/2036 •		26	14
Long Beach Mortgage Loan Trust 0.708% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust 0.308% due 09/25/2037 •		39	23
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 05/25/2037 •		57	50
0.248% due 11/25/2036 •		6,972	4,511
SLM Student Loan Trust 1.715% due 04/25/2023 •		2,163	2,164
Soundview Home Loan Trust 0.208% due 11/25/2036 •		260	107
Structured Asset Securities Corp. Mortgage Loan Trust 1.655% due 04/25/2035 •		5	5
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •		27	14
			8,386
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Bear Stearns ALT-A Trust
2.729% due 01/25/2036 ^~		667	685
3.084% due 08/25/2036 ^~		29	21
Citigroup Mortgage Loan Trust 3.125% due 08/25/2035 ~		18	18

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2020 (Unaudited)

Countrywide Alternative Loan Trust
0.308% due 02/25/2047 •	93	85
0.332% due 02/20/2047 ^•	4,215	3,248
0.428% due 02/25/2037 •	105	95
0.572% due 03/20/2046 •	348	293
0.668% due 12/25/2035 •	36	33
0.708% due 12/25/2035 •	208	203
0.748% due 08/25/2035 •	287	273
0.748% due 12/25/2035 •	813	697
0.848% due 09/25/2035 •	975	906
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	117	104
0.728% due 03/25/2035 ^•	413	355
0.728% due 04/25/2035 •	4	4
0.748% due 03/25/2035 •	42	35
0.788% due 03/25/2035 •	2,309	2,052
0.808% due 02/25/2035 •	9	8
0.908% due 09/25/2034 •	7	7
3.059% due 08/25/2034 ^~	5	5
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	8	8
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.248% due 10/25/2036 ^•	2	2
Downey Savings & Loan Association Mortgage Loan Trust
0.412% due 08/19/2045 •	126	121
0.482% due 09/19/2045 •	1,315	995
0.572% due 03/19/2045 •	290	288
GreenPoint Mortgage Funding Trust 0.608% due 06/25/2045 •	1,071	897
HarborView Mortgage Loan Trust
0.630% due 03/19/2036 ^•	1,036	984
0.632% due 06/19/2035 •	227	225
0.632% due 01/19/2036 ^•	36	33
0.652% due 01/19/2036 •	1,667	1,203
0.772% due 11/19/2035 •	207	190
0.812% due 09/19/2035 •	13	11
0.832% due 06/20/2035 •	49	47
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.633% due 10/25/2035 ~	16	15
Residential Accredit Loans, Inc. Trust 0.568% due 04/25/2046 •	133	56
Sequoia Mortgage Trust
0.852% due 10/19/2026 •	5	5
0.852% due 07/20/2033 •	470	459
0.996% due 10/20/2034 •	164	165
Structured Asset Mortgage Investments Trust 0.732% due 07/19/2034 •	2	2
Thornburg Mortgage Securities Trust 0.688% due 03/25/2044 •	61	59
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 10/25/2045 •	17	16
0.768% due 01/25/2045 •	10	10
0.788% due 01/25/2045 •	9	9
0.788% due 07/25/2045 •	8	8
1.554% due 12/25/2046 •	102	95
1.753% due 02/27/2034 •	5	5
1.809% due 11/25/2042 •	2	2
2.003% due 10/25/2046 •	29	28
2.003% due 11/25/2046 •	289	274
2.009% due 08/25/2042 •	6	6
		15,345
U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.268% due 03/25/2034 •	3	3
0.298% due 08/25/2034 •	2	2
0.500% due 09/25/2042 •	24	24
0.548% due 06/25/2029 •	1	1
1.802% due 12/01/2034 •	3	3
2.633% due 12/01/2030 •	2	2
2.880% due 11/01/2034 •	13	13
6.000% due 07/25/2044	13	15
7.000% due 09/25/2023	4	4
Freddie Mac
0.288% due 09/25/2031 •	16	16
0.298% due 09/25/2035 •	986	982
0.609% due 12/15/2031 •	1	1
1.809% due 10/25/2044 •	49	49
1.944% due 02/25/2045 •	23	23
2.009% due 07/25/2044 •	14	14
2.959% due 10/01/2036 •	16	17
6.500% due 07/15/2028	131	150
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2025 ~	45	46
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~	28	29

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.875% due 04/20/2030 - 06/20/2030 •		234	246
3.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		20	20
3.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~		23	24
3.125% due 11/20/2024 •		27	27
6.000% due 08/20/2034		298	341
Small Business Administration
4.625% due 02/01/2025		9	9
5.090% due 10/01/2025		4	4
			2,065
Total United States (Cost $31,736)			25,796
SHORT-TERM INSTRUMENTS 54.6%
REPURCHASE AGREEMENTS (d) 0.4%			1,985
BELGIUM TREASURY BILLS 4.7%
(0.553)% due 01/14/2021 (b)(c)	EUR	20,000	24,442
JAPAN TREASURY BILLS 19.5%
(0.106)% due 02/22/2021 - 03/01/2021 (a)(b)	JPY	10,560,000	102,287
U.S. TREASURY BILLS 30.0%
0.107% due 01/05/2021 - 05/13/2021 (a)(b)(f)(h)		$156,900	156,886
Total Short-Term Instruments (Cost $283,041)			285,600
Total Investments in Securities (Cost $405,159)			410,261
		SHARES
INVESTMENTS IN AFFILIATES 15.5%
SHORT-TERM INSTRUMENTS 15.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.5%
PIMCO Short-Term Floating NAV Portfolio III		8,212,442	80,983
Total Short-Term Instruments (Cost $80,853)			80,983
Total Investments in Affiliates (Cost $80,853)			80,983
Total Investments 93.9% (Cost $486,012)			$491,244
Financial Derivative Instruments (e)(g) (1.2)%(Cost or Premiums, net $(10,322))			(6,153)
Other Assets and Liabilities, net 7.3%			38,303
Net Assets 100.0%			$523,394

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$788	U.S. Treasury Bills 0.000% due 12/30/2021	$(804)	$788	$788
SSB	0.000	12/31/2020	01/04/2021	1,197	U.S. Treasury Notes 2.000% due 08/31/2021(1)	(1,221)	1,197	1,197
Total Repurchase Agreements	$(2,025)	$1,985	$1,985
(1)	Collateral is held in custody by the counterparty.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month EURIBOR March Futures	03/2021	1,040	$319,360	$(49)	$32	$0
Canada Government 10-Year Bond March Futures	03/2021	161	18,859	73	43	0
Euro-Bund 10-Year Bond March Futures	03/2021	45	9,766	(1)	0	(3)
Euro-Buxl 30-Year Bond March Futures	03/2021	45	12,382	32	0	(17)
Euro-Schatz March Futures	03/2021	333	45,675	(11)	0	(2)
Total Futures Contracts	$44	$75	$(22)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	06/16/2051	GBP	139,400	$(10,263)	$(327)	$(10,590)	$0	$(1,534)
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026	EUR	32,200	(70)	(65)	(135)	0	(3)
Pay(1)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	19,100	(41)	(19)	(60)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,210,000	(418)	(1,785)	(2,203)	10	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	2,570,000	(145)	(319)	(464)	2	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	7,000,000	636	(6,957)	(6,321)	112	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	1,170,000	72	(1,040)	(968)	20	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	830,000	0	(800)	(800)	14	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2020 (Unaudited)

Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	1,410,000	(93)	(1,171)	(1,264)	25	0
Total Swap Agreements	$(10,322)	$(12,483)	$(22,805)	$189	$(1,537)
(f)

Securities with an aggregate market value of $571 and cash of $29,478 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
AZD	03/2021	JPY	5,190,000	$50,022	$0	$(273)
BOA	01/2021	52,912	509	0	(4)
01/2021	NOK	111,020	12,560	0	(388)
01/2021	$8,587	NOK	75,045	166	0
BPS	01/2021	AUD	2,609	$1,919	0	(92)
01/2021	$14,125	CAD	18,160	142	0
01/2021	1,072	EUR	881	4	0
01/2021	2,583	GBP	1,914	34	0
01/2021	3,008	MXN	59,655	0	(16)
01/2021	3,474	NOK	30,660	102	0
02/2021	DKK	2,920	$471	0	(8)
03/2021	$240	SGD	324	5	0
BRC	01/2021	GBP	8,576	$11,518	0	(210)
01/2021	$4,644	GBP	3,455	81	0
02/2021	JPY	5,370,000	$51,807	0	(229)
CBK	01/2021	5,158	50	0	0
01/2021	MXN	3,727	175	0	(13)
02/2021	DKK	3,779	606	0	(15)
GLM	01/2021	$653	JPY	67,600	2	0
02/2021	JPY	67,600	$653	0	(2)
HUS	01/2021	AUD	702	521	0	(20)
01/2021	GBP	8,216	10,988	0	(248)
01/2021	JPY	9,530	91	0	(1)
01/2021	$25,912	AUD	34,980	1,057	0
01/2021	15,468	CAD	19,811	96	0
04/2021	DKK	270,000	$43,194	0	(1,214)
IND	04/2022	120,000	19,363	0	(539)
JPM	01/2021	AUD	9,200	6,770	0	(324)
01/2021	$6,302	CAD	8,060	30	0
SCX	01/2021	AUD	5,372	$3,958	0	(184)
01/2021	EUR	26,066	31,217	0	(627)
01/2021	$2,719	GBP	2,013	34	0
02/2021	EUR	26,066	$31,915	49	0
SSB	10/2021	DKK	150,000	24,089	0	(678)
TOR	01/2021	CAD	62,579	48,304	0	(859)
01/2021	$49,120	CAD	62,579	43	0
02/2021	CAD	62,579	$49,124	0	(44)
UAG	01/2021	AUD	18,079	13,292	0	(646)
01/2021	MXN	60,578	2,988	0	(50)
02/2021	DKK	4,506	721	0	(19)
Total Forward Foreign Currency Contracts	$1,845	$(6,703)
(h)

Securities with an aggregate market value of $4,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$9,442	$0	$9,442
Denmark
Corporate Bonds & Notes	0	89,423	0	89,423
United States
Asset-Backed Securities	0	8,386	0	8,386
Non-Agency Mortgage-Backed Securities	0	15,345	0	15,345
U.S. Government Agencies	0	2,065	0	2,065
Short-Term Instruments
Repurchase Agreements	0	1,985	0	1,985
Belgium Treasury Bills	0	24,442	0	24,442
Japan Treasury Bills	0	102,287	0	102,287
U.S. Treasury Bills	0	156,886	0	156,886
$0	$410,261	$0	$410,261

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2020 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,983	$0	$0	$80,983
Total Investments	$80,983	$410,261	$0	$491,244
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	75	189	0	264
Over the counter	0	1,845	0	1,845
	$75	$2,034	$0	$2,109
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(1,537)	0	(1,559)
Over the counter	0	(6,703)	0	(6,703)
	$(22)	$(8,240)	$0	$(8,262)
Total Financial Derivative Instruments	$53	$(6,206)	$0	$(6,153)
Totals	$81,036	$404,055	$0	$485,091

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(g)	$5,355	$5,415
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	5,174	5,360
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,244	1,232
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~	2,229	2,233
Level 3 Financing, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,085
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~	788	774
WR Grace & Co. 2.004% (LIBOR03M + 1.750%) due 04/03/2025 ~	293	291
Total Loan Participations and Assignments (Cost $15,989)		16,390
CORPORATE BONDS & NOTES 80.6%
BANKING & FINANCE 45.2%
AerCap Ireland Capital DAC
3.650% due 07/21/2027	600	654
4.450% due 04/03/2026	10,275	11,540
4.875% due 01/16/2024	2,500	2,730
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,340
Agree LP 2.900% due 10/01/2030	3,400	3,617
AIA Group Ltd. 3.900% due 04/06/2028	540	615
AIB Group PLC
4.263% due 04/10/2025 •	1,800	1,970
4.750% due 10/12/2023	924	1,017
Air Lease Corp. 3.000% due 09/15/2023	3,300	3,473
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,834
3.450% due 04/30/2025	300	334
3.950% due 01/15/2028	300	349
4.900% due 12/15/2030	6,420	8,182
Ally Financial, Inc.
1.450% due 10/02/2023	4,200	4,289
3.050% due 06/05/2023	2,800	2,954
5.125% due 09/30/2024	2,200	2,538
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,800	1,886
3.875% due 01/30/2031	500	567
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,403
American Homes 4 Rent LP 4.250% due 02/15/2028	2,000	2,301
American International Group, Inc. 4.375% due 06/30/2050	5,100	6,678
American Tower Corp.
1.300% due 09/15/2025	2,100	2,149
2.750% due 01/15/2027	13,800	14,978
2.900% due 01/15/2030	700	764
2.950% due 01/15/2025	9,900	10,728
3.000% due 06/15/2023	3,000	3,180
3.800% due 08/15/2029	7,900	9,194
3.950% due 03/15/2029	3,052	3,554
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	1,440
Assurant, Inc. 1.501% (US0003M + 1.250%) due 03/26/2021 ~	317	317
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,329
3.500% due 11/01/2027	3,100	3,106
4.125% due 08/01/2025	943	989
4.375% due 01/30/2024	5,527	5,837
4.875% due 10/01/2025	1,500	1,622
5.500% due 12/15/2024	11,100	12,297

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

6.750% due 04/06/2021	2,300	2,332
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	6,500	6,639
3.950% due 07/01/2024	2,000	2,114
5.125% due 10/01/2023	2,271	2,432
5.250% due 05/15/2024	1,786	1,944
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023	24,500	24,687
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027	1,700	1,861
Banco Santander Mexico S.A. 4.125% due 11/09/2022	2,400	2,535
Banco Santander S.A.
2.746% due 05/28/2025	9,200	9,829
4.379% due 04/12/2028	3,800	4,433
Bancolombia S.A. 3.000% due 01/29/2025	1,200	1,249
Bank of America Corp.
1.169% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,649
1.215% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,010
1.319% due 06/19/2026 •	25,000	25,550
1.486% due 05/19/2024 •	1,950	1,997
2.676% due 06/19/2041 •	1,000	1,043
3.093% due 10/01/2025 •	700	758
3.124% due 01/20/2023 •	23,000	23,663
3.550% due 03/05/2024 •	9,500	10,153
3.593% due 07/21/2028 •	5,000	5,681
3.824% due 01/20/2028 •	10,000	11,488
3.875% due 08/01/2025	6,000	6,850
Banque Federative du Credit Mutuel S.A. 2.700% due 07/20/2022	6,300	6,523
Barclays Bank PLC
7.625% due 11/21/2022 (f)	1,634	1,818
10.179% due 06/12/2021	250	260
Barclays PLC
1.007% due 12/10/2024 •	1,500	1,511
1.601% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,603
1.651% (US0003M + 1.430%) due 02/15/2023 ~	5,400	5,440
1.849% (US0003M + 1.625%) due 01/10/2023 ~	900	908
2.645% due 06/24/2031 •	16,100	16,784
3.200% due 08/10/2021	2,800	2,847
3.650% due 03/16/2025	9,000	9,928
3.932% due 05/07/2025 •	8,000	8,755
4.337% due 01/10/2028	6,200	7,124
4.338% due 05/16/2024 •	700	758
4.375% due 09/11/2024	1,300	1,448
4.375% due 01/12/2026	5,500	6,345
4.610% due 02/15/2023 •	16,500	17,227
4.972% due 05/16/2029 •	4,985	5,981
5.088% due 06/20/2030 •	6,300	7,559
5.200% due 05/12/2026	1,300	1,517
BBVA Bancomer S.A.
4.375% due 04/10/2024	4,200	4,574
5.125% due 01/18/2033 •	7,800	8,416
6.750% due 09/30/2022	10,938	11,835
BBVA USA 2.500% due 08/27/2024	10,000	10,628
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	6,564
5.125% due 05/27/2021	1,000	1,011
5.375% due 07/24/2023	6,000	6,497
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	797
2.500% due 01/10/2030	1,200	1,297
BNP Paribas S.A.
2.219% due 06/09/2026 •	18,600	19,476
2.819% due 11/19/2025 •	1,200	1,283
3.052% due 01/13/2031 •	900	983
4.705% due 01/10/2025 •	700	779
5.198% due 01/10/2030 •	7,300	9,059
6.625% due 03/25/2024 •(e)	5,250	5,749
6.750% due 03/14/2022 •(e)(f)	4,300	4,495
7.000% due 08/16/2028 •(e)	2,800	3,320
7.375% due 08/19/2025 •(e)	500	579
7.625% due 03/30/2021 •(e)(f)	3,500	3,546
7.625% due 03/30/2021 •(e)	1,000	1,013
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,099
3.500% due 10/10/2024	12,400	13,174
4.000% due 01/25/2024	700	746
Boston Properties LP
2.750% due 10/01/2026	5,262	5,743
2.900% due 03/15/2030	2,300	2,479
3.250% due 01/30/2031	9,000	9,934
BPCE S.A. 4.500% due 03/15/2025	5,700	6,450

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Brighthouse Financial, Inc. 3.700% due 06/22/2027	169	184
British Transco International Finance BV 0.000% due 11/04/2021 (c)	1,860	1,851
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,625
Brookfield Finance, Inc.
3.900% due 01/25/2028	300	344
4.350% due 04/15/2030	4,800	5,754
CBL & Associates LP 5.950% due 12/15/2026 ^(b)	900	358
CI Financial Corp. 3.200% due 12/17/2030	2,100	2,154
Citibank N.A. 3.650% due 01/23/2024	500	547
Citigroup, Inc.
1.165% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,093
1.322% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,014
1.404% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,628
1.655% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,950
2.572% due 06/03/2031 •(g)	10,500	11,195
3.106% due 04/08/2026 •	1,700	1,860
3.200% due 10/21/2026	5,337	5,967
3.668% due 07/24/2028 •	9	10
3.887% due 01/10/2028 •	9,600	11,033
4.044% due 06/01/2024 •	8,300	9,028
Citizens Bank N.A.
2.250% due 04/28/2025	1,000	1,062
3.750% due 02/18/2026	1,650	1,876
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	643
CNH Industrial Capital LLC 4.875% due 04/01/2021	6,500	6,564
Cooperatieve Rabobank UA 2.625% due 07/22/2024	6,000	6,422
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022	900	935
Credit Suisse AG
2.100% due 11/12/2021	7,400	7,515
3.625% due 09/09/2024	12,600	14,002
6.500% due 08/08/2023 (f)	27,938	31,532
Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	14,000
2.997% due 12/14/2023 •	1,300	1,360
3.750% due 03/26/2025	13,650	15,169
3.800% due 06/09/2023	4,800	5,172
3.869% due 01/12/2029 •	2,200	2,494
4.207% due 06/12/2024 •	1,600	1,735
4.550% due 04/17/2026	600	706
Crown Castle International Corp.
1.350% due 07/15/2025	14,400	14,712
3.150% due 07/15/2023	3,000	3,193
3.300% due 07/01/2030	3,379	3,786
4.150% due 07/01/2050	7,085	8,628
CubeSmart LP
3.000% due 02/15/2030	2,100	2,299
4.000% due 11/15/2025	2,933	3,307
4.375% due 02/15/2029	7,650	9,053
CyrusOne LP 3.450% due 11/15/2029	500	539
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	4,500	4,635
Danske Bank A/S 1.280% (US0003M + 1.060%) due 09/12/2023 ~	1,900	1,906
Deutsche Bank AG
1.510% (US0003M + 1.290%) due 02/04/2021 ~	12,840	12,847
2.222% due 09/18/2024 •	50,000	51,467
3.150% due 01/22/2021	7,900	7,909
3.300% due 11/16/2022	8,100	8,452
3.961% due 11/26/2025 •	9,400	10,280
4.250% due 02/04/2021	1,300	1,304
4.250% due 10/14/2021	24,000	24,616
Digital Realty Trust LP
3.600% due 07/01/2029	5	6
3.700% due 08/15/2027	2,700	3,104
4.450% due 07/15/2028	30	36
Discover Bank 3.450% due 07/27/2026	1,000	1,119
Discover Financial Services 4.100% due 02/09/2027	1,500	1,729
Doctors Co. 6.500% due 10/15/2023	675	730
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	281	266
Duke Realty LP 2.875% due 11/15/2029	1,000	1,107

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

E*TRADE Financial Corp. 4.500% due 06/20/2028	1,700	2,045
EPR Properties
4.500% due 04/01/2025	3,500	3,552
4.750% due 12/15/2026	8,000	8,091
4.950% due 04/15/2028	700	705
Equinix, Inc.
2.150% due 07/15/2030	3,000	3,056
2.625% due 11/18/2024	9,680	10,356
3.200% due 11/18/2029	5,075	5,602
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,800	2,129
ERP Operating LP
3.000% due 07/01/2029	5,300	5,903
3.375% due 06/01/2025	1,700	1,880
3.500% due 03/01/2028	1,774	2,016
Essex Portfolio LP
3.000% due 01/15/2030	4,300	4,748
3.375% due 04/15/2026	820	921
3.500% due 04/01/2025	800	887
3.875% due 05/01/2024	3,500	3,848
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,818
4.850% due 04/17/2028	2,200	2,464
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,593
3.500% due 06/01/2030	1,693	1,892
Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	917
3.400% due 06/15/2030	5,700	6,269
First American Financial Corp. 4.300% due 02/01/2023	2,975	3,145
FMR LLC 4.950% due 02/01/2033	1,600	2,155
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~	5,800	5,775
1.296% (US0003M + 1.080%) due 08/03/2022 ~	500	488
1.456% (US0003M + 1.235%) due 02/15/2023 ~	5,100	4,923
1.521% (US0003M + 1.270%) due 03/28/2022 ~	300	295
3.200% due 01/15/2021	3,500	3,508
3.336% due 03/18/2021	5,500	5,521
3.470% due 04/05/2021	5,854	5,872
3.550% due 10/07/2022	10,100	10,321
5.584% due 03/18/2024	14,600	15,768
5.596% due 01/07/2022	1,213	1,257
5.750% due 02/01/2021	1,000	1,004
5.875% due 08/02/2021	200	205
GE Capital Funding LLC
4.050% due 05/15/2027	3,000	3,434
4.400% due 05/15/2030	26,300	31,011
4.550% due 05/15/2032	6,600	7,923
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	11,147	12,412
4.418% due 11/15/2035	700	836
General Motors Financial Co., Inc.
1.228% (US0003M + 0.990%) due 01/05/2023 ~	500	500
1.779% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,797
4.250% due 05/15/2023	10	11
GLP Capital LP
3.350% due 09/01/2024	2,700	2,843
4.000% due 01/15/2030	2,900	3,156
4.000% due 01/15/2031	6,200	6,777
5.300% due 01/15/2029	500	583
5.375% due 11/01/2023	2,600	2,849
5.750% due 06/01/2028	1,200	1,425
Goldman Sachs Group, Inc.
1.215% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,257
1.275% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,316
1.325% (US0003M + 1.110%) due 04/26/2022 ~	9,000	9,025
1.391% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,100
2.876% due 10/31/2022 •	3,150	3,214
2.908% due 06/05/2023 •	9,949	10,301
3.691% due 06/05/2028 •	5,000	5,767
3.850% due 01/26/2027	700	799
4.223% due 05/01/2029 •	6,800	8,069
Goodman HK Finance 4.375% due 06/19/2024	900	979
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	1,925	2,247
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	500	546
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	2,017
Guardian Life Global Funding
1.100% due 06/23/2025	1,000	1,015
2.900% due 05/06/2024	4,000	4,308

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,568
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	665
Healthcare Trust of America Holdings LP 2.000% due 03/15/2031	3,700	3,706
Healthpeak Properties, Inc. 3.000% due 01/15/2030	1,500	1,642
Highwoods Realty LP
2.600% due 02/01/2031	1,000	1,022
3.050% due 02/15/2030	4,600	4,872
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,100	3,189
3.500% due 09/15/2030	1,500	1,583
3.875% due 04/01/2024	1,106	1,170
4.000% due 06/15/2025	900	968
HSBC Holdings PLC
1.600% (US0003M + 1.380%) due 09/12/2026 ~	800	814
2.099% due 06/04/2026 •	4,700	4,888
2.633% due 11/07/2025 •	5,600	5,963
2.848% due 06/04/2031 •	500	538
3.803% due 03/11/2025 •	1,000	1,092
4.300% due 03/08/2026	600	692
4.600% due 12/17/2030 •(e)(f)	4,100	4,182
6.500% due 03/23/2028 •(e)(f)	6,300	7,084
Hudson Pacific Properties LP
3.250% due 01/15/2030	4,000	4,266
3.950% due 11/01/2027	2,000	2,204
4.650% due 04/01/2029	3,600	4,206
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,561
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	3,088
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,657
4.100% due 10/02/2023	10,000	10,991
Intercontinental Exchange, Inc.
0.700% due 06/15/2023	7,900	7,959
3.750% due 12/01/2025	4,000	4,546
International Lease Finance Corp. 8.625% due 01/15/2022	8,800	9,474
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	2,408
6.500% due 02/24/2021	8,000	8,064
Jefferies Group LLC 6.500% due 01/20/2043	400	550
JPMorgan Chase & Co.
1.099% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,479
1.445% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,157
1.514% due 06/01/2024 •	10,000	10,270
2.301% due 10/15/2025 •	5,100	5,416
3.797% due 07/23/2024 •	5,150	5,591
8.750% due 09/01/2030	75	112
Kilroy Realty LP
3.050% due 02/15/2030	3,439	3,660
3.450% due 12/15/2024	3,000	3,256
4.375% due 10/01/2025	4,300	4,828
4.750% due 12/15/2028	800	943
Kimco Realty Corp. 2.700% due 10/01/2030	4,200	4,530
KKR Group Finance Co. LLC 3.750% due 07/01/2029	2,600	3,048
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,596
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,437
Lexington Realty Trust 2.700% due 09/15/2030	2,400	2,502
Life Storage LP
3.875% due 12/15/2027	1,200	1,372
4.000% due 06/15/2029	1,275	1,492
Lifestorage LP 3.500% due 07/01/2026	4,794	5,417
Lloyds Bank PLC 7.500% due 04/02/2032 þ	2,400	2,026
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	7,300	7,715
3.750% due 01/11/2027	12,600	14,303
4.450% due 05/08/2025	15,900	18,238
4.550% due 08/16/2028	1,600	1,931
4.582% due 12/10/2025	13,200	15,114
7.500% due 09/27/2025 •(e)(f)	2,600	2,996
Loews Corp. 3.200% due 05/15/2030	5,000	5,684
Macquarie Group Ltd. 3.189% due 11/28/2023 •	8,000	8,371

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

MassMutual Global Funding
0.480% due 08/28/2023	800	802
2.750% due 06/22/2024	700	752
3.400% due 03/08/2026	3,300	3,713
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	729
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,635
3.950% due 03/15/2029	2,747	3,223
4.200% due 06/15/2028	3,500	4,120
Mitsubishi UFJ Financial Group, Inc.
0.865% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,219
1.280% (US0003M + 1.060%) due 09/13/2021 ~	4,000	4,027
1.412% due 07/17/2025	12,000	12,339
3.195% due 07/18/2029	3,600	4,058
3.407% due 03/07/2024	1,200	1,304
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.406% due 02/28/2022	6,700	6,893
3.559% due 02/28/2024	800	860
Mizuho Financial Group, Inc.
0.837% (US0003M + 0.630%) due 05/25/2024 ~	5,000	5,010
1.070% (US0003M + 0.850%) due 09/13/2023 ~	12,400	12,472
1.241% due 07/10/2024 •	23,600	23,996
2.632% due 04/12/2021	5,000	5,032
2.869% due 09/13/2030 •	1,800	1,955
Morgan Stanley
1.433% (US0003M + 1.220%) due 05/08/2024 ~	4,000	4,079
3.737% due 04/24/2024 •	8,400	9,041
4.000% due 07/23/2025	3,000	3,435
MPT Operating Partnership LP 4.625% due 08/01/2029	2,600	2,799
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	5,122	5,599
MUFG Union Bank N.A. 2.100% due 12/09/2022	4,300	4,439
Nasdaq, Inc. 2.500% due 12/21/2040	3,000	2,974
National Retail Properties, Inc. 2.500% due 04/15/2030	500	516
Nationwide Building Society
1.700% due 02/13/2023	2,800	2,878
3.766% due 03/08/2024 •	2,465	2,626
3.960% due 07/18/2030 •	8,500	9,909
4.302% due 03/08/2029 •	12,200	14,188
4.363% due 08/01/2024 •	9,400	10,221
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	2,120
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,537
3.875% due 09/12/2023	3,850	4,179
4.269% due 03/22/2025 •	4,800	5,312
4.800% due 04/05/2026	500	591
4.892% due 05/18/2029 •	3,200	3,849
5.076% due 01/27/2030 •	28,000	34,433
6.000% due 12/19/2023	3,200	3,658
6.000% due 12/29/2025 •(e)(f)	23,000	25,251
New York Life Insurance Co. 3.750% due 05/15/2050	2,200	2,634
Nissan Motor Acceptance Corp.
0.737% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,497
1.114% (US0003M + 0.890%) due 01/13/2022 ~	300	299
1.900% due 09/14/2021	3,728	3,755
2.800% due 01/13/2022	1,238	1,259
3.150% due 03/15/2021	1,760	1,768
3.875% due 09/21/2023	3,500	3,737
Nomura Holdings, Inc.
1.851% due 07/16/2025	4,000	4,175
2.679% due 07/16/2030	5,000	5,299
3.103% due 01/16/2030	3,700	4,047
NTT Finance Corp. 1.900% due 07/21/2021	5,000	5,037
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,603
5.250% due 01/15/2026	2,200	2,518
ORIX Corp. 3.250% due 12/04/2024	296	324
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~	2,000	2,002
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,458
Pacific LifeCorp 3.350% due 09/15/2050	1,000	1,114
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	828
5.250% due 08/15/2022	10,513	11,037
5.500% due 02/15/2024	680	742

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Physicians Realty LP
3.950% due 01/15/2028	900	976
4.300% due 03/15/2027	2,475	2,737
Piper Jaffray Cos. 4.740% due 10/15/2021	3,300	3,308
Pricoa Global Funding 0.800% due 09/01/2025	2,000	2,004
Principal Financial Group, Inc. 2.125% due 06/15/2030	3,250	3,401
Principal Life Global Funding 1.250% due 06/23/2025	1,000	1,021
Prologis LP
2.125% due 04/15/2027	300	322
4.375% due 02/01/2029	4,700	5,776
Protective Life Corp. 3.400% due 01/15/2030	6,600	7,140
Protective Life Global Funding 1.170% due 07/15/2025	1,500	1,526
Prudential PLC 3.125% due 04/14/2030	1,100	1,248
QNB Finance Ltd. 1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,600	1,606
Realty Income Corp. 3.250% due 01/15/2031	1,900	2,156
Regency Centers LP
2.950% due 09/15/2029	2,300	2,459
3.700% due 06/15/2030	1,300	1,475
Reliance Standard Life Global Funding
2.500% due 10/30/2024	400	415
2.625% due 07/22/2022	5,000	5,142
Santander Holdings USA, Inc.
3.244% due 10/05/2026	18,220	19,895
3.450% due 06/02/2025	5,300	5,802
3.500% due 06/07/2024	500	540
4.500% due 07/17/2025	1,100	1,249
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •	3,600	3,658
2.875% due 08/05/2021	9,680	9,819
3.373% due 01/05/2024 •	800	843
3.571% due 01/10/2023	2,200	2,267
4.750% due 09/15/2025	2,600	2,934
4.796% due 11/15/2024 •	3,800	4,229
Santander UK PLC
1.625% due 02/12/2023	2,400	2,462
3.400% due 06/01/2021	3,400	3,443
4.000% due 03/13/2024	2,000	2,214
5.000% due 11/07/2023	2,473	2,732
SBA Tower Trust 3.168% due 04/09/2047	100	101
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	4,100	4,325
5.250% due 05/23/2023 (f)	1,100	1,178
5.717% due 06/16/2021	4,500	4,606
6.125% due 02/07/2022	2,000	2,108
Service Properties Trust
4.650% due 03/15/2024	600	595
4.750% due 10/01/2026	3,700	3,663
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,490
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,576
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	5,268
4.125% due 07/15/2023	4,200	4,488
Societe Generale S.A. 1.488% due 12/14/2026 •	12,500	12,614
Spirit Realty LP
3.200% due 02/15/2031	1,300	1,383
3.400% due 01/15/2030	3,800	4,122
4.000% due 07/15/2029	1,700	1,914
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~	13,000	13,056
Stifel Financial Corp. 4.000% due 05/15/2030	1,900	2,174
STORE Capital Corp.
2.750% due 11/18/2030	900	916
4.625% due 03/15/2029	1,500	1,740
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	31,300	32,084
3.364% due 07/12/2027	950	1,077
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,644
SVB Financial Group 3.125% due 06/05/2030	900	1,015
Svenska Handelsbanken AB 0.625% due 06/30/2023	2,000	2,014

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Synchrony Financial
2.850% due 07/25/2022	3,000	3,099
3.950% due 12/01/2027	400	449
5.150% due 03/19/2029	200	241
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,984
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,208
Truist Bank 1.500% due 03/10/2025	1,000	1,036
Trust Fibra Uno 4.869% due 01/15/2030	4,300	4,902
UBS AG
5.125% due 05/15/2024 (f)	2,200	2,430
7.625% due 08/17/2022 (f)	2,500	2,768
UBS Group AG
1.171% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,483
1.364% due 01/30/2027 •	8,200	8,296
2.859% due 08/15/2023 •	17,000	17,630
4.125% due 09/24/2025	1,900	2,178
6.875% due 03/22/2021 •(e)(f)	4,250	4,301
7.000% due 02/19/2025 •(e)(f)	400	456
7.125% due 08/10/2021 •(e)(f)	1,100	1,134
UDR, Inc.
3.000% due 08/15/2031	8,590	9,506
3.100% due 11/01/2034	2,200	2,476
3.200% due 01/15/2030	2,700	3,002
UniCredit SpA
3.750% due 04/12/2022	3,000	3,109
5.459% due 06/30/2035 •	8,500	9,368
7.830% due 12/04/2023	14,800	17,572
Unum Group 4.500% due 03/15/2025	200	227
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023	4,000	4,222
VEREIT Operating Partnership LP
3.950% due 08/15/2027	12,700	14,411
4.625% due 11/01/2025	1,755	2,021
4.875% due 06/01/2026	2,900	3,402
Vonovia Finance BV 5.000% due 10/02/2023	5,655	6,050
Vornado Realty LP 3.500% due 01/15/2025	12	13
Washington Prime Group LP 6.450% due 08/15/2024	3,200	1,929
WEA Finance LLC 3.750% due 09/17/2024	7,600	8,023
Wells Fargo & Co.
2.406% due 10/30/2025 •	12,200	12,902
2.500% due 03/04/2021	1,525	1,530
3.000% due 04/22/2026	10,000	11,011
3.750% due 01/24/2024	900	983
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •	4,400	4,445
3.550% due 08/14/2023	8,300	8,968
3.625% due 10/22/2021	12,400	12,696
6.600% due 01/15/2038	720	1,102
Weyerhaeuser Co.
4.000% due 11/15/2029	12,100	14,301
4.000% due 04/15/2030	12,500	14,807
WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,750
4.250% due 10/01/2026	2,900	3,341
XLIT Ltd. 4.450% due 03/31/2025	1,100	1,256
		2,266,742
INDUSTRIALS 27.7%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,218
3.200% due 11/06/2022	9,277	9,716
3.200% due 11/21/2029	4,900	5,497
Activision Blizzard, Inc. 3.400% due 09/15/2026	1,300	1,480
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029	2,000	2,173
Adani Transmission Ltd. 4.000% due 08/03/2026	1,600	1,735
Air Canada Pass-Through Trust 3.300% due 07/15/2031	4,308	4,233
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029	5,600	6,186
Alcon Finance Corp.
2.600% due 05/27/2030	7,700	8,211
3.000% due 09/23/2029	7,500	8,187

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Allegion PLC 3.500% due 10/01/2029	6,200	6,887
Amazon.com, Inc. 1.500% due 06/03/2030	1,300	1,321
American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,339	5,246
3.150% due 08/15/2033	2,703	2,660
3.350% due 04/15/2031	3,459	3,425
3.600% due 03/22/2029	1,800	1,779
Amgen, Inc.
2.200% due 02/21/2027	8,500	9,114
3.625% due 05/22/2024	3,150	3,459
4.663% due 06/15/2051	400	546
Anheuser-Busch InBev Worldwide, Inc. 4.150% due 01/23/2025	2,000	2,278
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,601
3.875% due 09/28/2025	1,900	2,122
Aptiv PLC 4.250% due 01/15/2026	700	808
Arrow Electronics, Inc.
3.250% due 09/08/2024	4,800	5,196
4.500% due 03/01/2023	9,970	10,686
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	4,259
Autodesk, Inc. 3.600% due 12/15/2022	700	734
Bacardi Ltd.
4.450% due 05/15/2025	9,100	10,167
5.150% due 05/15/2038	5,600	7,173
BAE Systems PLC
1.900% due 02/15/2031	2,500	2,532
3.400% due 04/15/2030	800	907
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,505
4.125% due 06/30/2025	500	561
4.375% due 05/14/2024	2,600	2,864
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,400	1,418
3.875% due 12/15/2023	6,100	6,651
4.250% due 12/15/2025	7,500	8,583
4.375% due 12/15/2028	2,300	2,706
Boeing Co.
1.875% due 06/15/2023	2,125	2,163
2.300% due 08/01/2021	4,900	4,945
3.625% due 02/01/2031	3,350	3,676
4.508% due 05/01/2023	2,000	2,162
5.040% due 05/01/2027	10,000	11,702
5.150% due 05/01/2030	3,500	4,242
5.705% due 05/01/2040	4,500	5,830
5.930% due 05/01/2060	10,000	14,187
Boston Scientific Corp.
1.900% due 06/01/2025	5,100	5,359
4.000% due 03/01/2029	7,700	9,077
Bristol-Myers Squibb Co.
0.601% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,520
3.250% due 02/20/2023	13,800	14,525
British Airways Pass-Through Trust
3.350% due 12/15/2030	5,329	5,068
3.800% due 03/20/2033	1,650	1,670
4.125% due 03/20/2033	2,263	2,155
Broadcom Corp.
3.125% due 01/15/2025	200	216
3.500% due 01/15/2028	1,300	1,434
3.875% due 01/15/2027	4,100	4,609
Broadcom, Inc.
2.250% due 11/15/2023	955	998
3.150% due 11/15/2025	2,900	3,168
3.459% due 09/15/2026	6,461	7,176
4.110% due 09/15/2028	19,212	22,014
4.150% due 11/15/2030	12,650	14,652
4.250% due 04/15/2026	15,700	17,997
4.300% due 11/15/2032	8,002	9,503
5.000% due 04/15/2030	3,200	3,892
Cameron LNG LLC 2.902% due 07/15/2031	4,300	4,713
Campbell Soup Co.
2.500% due 08/02/2022	5,000	5,168
3.300% due 03/15/2021	2,000	2,012
3.950% due 03/15/2025	6,103	6,885
Centene Corp. 4.750% due 01/15/2025	2,600	2,671
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	2,000	2,368
Charter Communications Operating LLC
4.464% due 07/23/2022	9,000	9,490

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.800% due 03/01/2050	9,700	11,593
4.908% due 07/23/2025	23,500	27,320
5.050% due 03/30/2029	200	243
5.125% due 07/01/2049	2,000	2,441
5.375% due 05/01/2047	400	499
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	700	780
Citrix Systems, Inc. 3.300% due 03/01/2030	4,000	4,424
Comcast Corp. 3.100% due 04/01/2025	200	220
CommonSpirit Health 2.760% due 10/01/2024	1,300	1,394
Conagra Brands, Inc. 4.300% due 05/01/2024	3,300	3,694
Constellation Brands, Inc.
2.650% due 11/07/2022	2,000	2,079
4.750% due 11/15/2024	900	1,034
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	4,123	4,158
4.750% due 07/12/2022	3,870	3,874
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	3,121
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	4,399
3.150% due 08/15/2024	3,200	3,471
3.500% due 08/15/2027	1,300	1,471
CRH America, Inc. 3.875% due 05/18/2025	5,000	5,638
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,512
3.720% due 07/15/2043	500	525
4.241% due 07/15/2048	900	1,041
CVS Health Corp.
2.750% due 12/01/2022	3,000	3,120
3.700% due 03/09/2023	966	1,034
3.750% due 04/01/2030	7,800	9,083
3.875% due 07/20/2025	1,300	1,474
CVS Pass-Through Trust 7.507% due 01/10/2032	1,501	1,845
D.R. Horton, Inc. 2.600% due 10/15/2025	3,795	4,097
Daimler Finance North America LLC
1.121% (US0003M + 0.900%) due 02/15/2022 ~	11,000	11,085
2.000% due 07/06/2021	2,800	2,823
2.200% due 10/30/2021	1,850	1,876
2.300% due 02/12/2021	4,300	4,309
2.875% due 03/10/2021	4,300	4,320
3.350% due 05/04/2021	8,265	8,345
3.400% due 02/22/2022	700	723
Dell International LLC
4.000% due 07/15/2024	7,300	8,056
4.900% due 10/01/2026	5,700	6,734
5.450% due 06/15/2023	8,100	8,961
5.850% due 07/15/2025	6,948	8,351
6.020% due 06/15/2026	11,300	13,804
6.100% due 07/15/2027	855	1,063
6.200% due 07/15/2030	2,400	3,123
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	3,482	3,571
Delta Air Lines, Inc.
3.750% due 10/28/2029	1,600	1,552
4.750% due 10/20/2028	200	218
7.000% due 05/01/2025	6,300	7,278
Diageo Capital PLC
2.000% due 04/29/2030	2,000	2,086
3.500% due 09/18/2023	3,750	4,045
Discovery Communications LLC 2.950% due 03/20/2023	579	610
Eastern Energy Gas Holdings LLC 3.000% due 11/15/2029	500	555
eBay, Inc.
1.900% due 03/11/2025	5,000	5,261
2.700% due 03/11/2030	3,000	3,231
Enbridge, Inc.
0.720% (US0003M + 0.500%) due 02/18/2022 ~	9,100	9,106
3.125% due 11/15/2029	100	110
Energy Transfer Operating LP
2.900% due 05/15/2025	7,300	7,729
6.625% due 10/15/2036	3,170	3,855
7.600% due 02/01/2024	7,900	9,135
Enterprise Products Operating LLC 4.875% due 08/16/2077 •	400	387
EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,476

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Equifax, Inc. 2.600% due 12/15/2025	1,800	1,946
Equinor ASA 3.125% due 04/06/2030	600	681
Expedia Group, Inc.
3.800% due 02/15/2028	2,300	2,472
6.250% due 05/01/2025	2,500	2,899
7.000% due 05/01/2025	10,791	11,888
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,228
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,717
Flex Ltd.
3.750% due 02/01/2026	3,120	3,492
4.875% due 06/15/2029	2,446	2,892
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,800	6,436
Fox Corp. 4.030% due 01/25/2024	1,400	1,543
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,556	2,570
GATX Corp. 4.750% due 06/15/2022	2,526	2,672
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,168
5.999% due 01/23/2021	500	502
6.510% due 03/07/2022	6,800	7,227
General Electric Co.
3.450% due 05/01/2027	600	678
5.550% due 01/05/2026	4,200	5,094
General Motors Co. 4.875% due 10/02/2023	61	68
Georgia-Pacific LLC 3.600% due 03/01/2025	600	667
Global Payments, Inc. 3.200% due 08/15/2029	3,400	3,778
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,066
HCA, Inc.
4.125% due 06/15/2029	8,000	9,286
5.250% due 06/15/2026	200	237
Heathrow Funding Ltd. 4.875% due 07/15/2023	2,505	2,557
HollyFrontier Corp. 2.625% due 10/01/2023	7,200	7,363
Huntsman International LLC 4.500% due 05/01/2029	1,000	1,154
Hyatt Hotels Corp. 5.375% due 08/15/2021	600	610
Hyundai Capital America 1.150% due 11/10/2022	3,500	3,504
IHS Markit Ltd.
4.250% due 05/01/2029	2,400	2,919
4.750% due 08/01/2028	1,750	2,158
5.000% due 11/01/2022	1,100	1,178
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	10,002
3.500% due 02/11/2023	3,278	3,434
3.500% due 07/26/2026	8,500	9,420
3.750% due 07/21/2022	2,100	2,191
4.250% due 07/21/2025	2,823	3,182
Industrias Penoles S.A.B. de C.V. 4.150% due 09/12/2029	1,100	1,239
Infor, Inc. 1.750% due 07/15/2025	3,800	3,951
Kansas City Southern 2.875% due 11/15/2029	3,000	3,257
Kinder Morgan, Inc.
5.000% due 02/15/2021	3,500	3,510
8.050% due 10/15/2030	7,700	10,760
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,688
Kraft Heinz Foods Co.
3.950% due 07/15/2025	3,200	3,525
4.625% due 01/30/2029	3,000	3,433
Laboratory Corp. of America Holdings 3.600% due 02/01/2025	1,700	1,879
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	942
3.200% due 08/08/2024	18,650	19,764
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	306	286
Leidos, Inc. 3.625% due 05/15/2025	1,300	1,455
Level 3 Financing, Inc.
3.400% due 03/01/2027	5,575	6,082

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.875% due 11/15/2029	1,000	1,113
Marriott International, Inc.
2.300% due 01/15/2022	2,046	2,073
4.625% due 06/15/2030	1,200	1,409
4.650% due 12/01/2028	4,000	4,644
5.750% due 05/01/2025	3,700	4,330
McCormick & Co., Inc. 3.900% due 07/15/2021	1,200	1,212
McDonald's Corp. 3.600% due 07/01/2030	1,000	1,173
Medtronic, Inc. 3.500% due 03/15/2025	2,353	2,641
Micron Technology, Inc.
4.663% due 02/15/2030	4,000	4,914
4.975% due 02/06/2026	600	710
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	4,022
MMK International Capital DAC 4.375% due 06/13/2024	1,400	1,512
Mohawk Industries, Inc. 3.625% due 05/15/2030	200	224
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	2,200	2,227
Moody's Corp.
3.250% due 05/20/2050	600	668
4.875% due 02/15/2024	525	591
Motorola Solutions, Inc. 4.600% due 02/23/2028	500	603
MPLX LP 5.250% due 01/15/2025	800	821
NetApp, Inc.
1.875% due 06/22/2025	2,400	2,508
2.375% due 06/22/2027	5,900	6,313
2.700% due 06/22/2030	11,000	11,827
3.250% due 12/15/2022	4,000	4,168
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	15,000	15,693
4.345% due 09/17/2027	1,400	1,547
Northern Natural Gas Co. 4.100% due 09/15/2042	580	653
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	6,609
Nutrition & Biosciences, Inc.
0.697% due 09/15/2022	5,100	5,117
1.230% due 10/01/2025	1,300	1,314
NVR, Inc. 3.000% due 05/15/2030	2,760	3,021
NXP BV
2.700% due 05/01/2025	4,300	4,631
3.150% due 05/01/2027	3,907	4,310
3.400% due 05/01/2030	7,901	8,973
3.875% due 09/01/2022	5,300	5,587
4.875% due 03/01/2024	3,800	4,287
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(e)	408	3
ONEOK Partners LP
4.900% due 03/15/2025	800	910
5.000% due 09/15/2023	2,300	2,529
Oracle Corp. 3.600% due 04/01/2040	2,100	2,462
Otis Worldwide Corp. 2.056% due 04/05/2025	5,200	5,516
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	966
6.000% due 04/07/2023	1,576	1,724
Packaging Corp. of America 3.650% due 09/15/2024	400	439
PayPal Holdings, Inc. 2.650% due 10/01/2026	2,500	2,749
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,434	2,499
3.950% due 03/10/2025	4,550	5,099
4.875% due 07/11/2022	1,800	1,920
PerkinElmer, Inc. 3.300% due 09/15/2029	3,600	4,065
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	5,000	5,352
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,574
Pioneer Natural Resources Co. 4.450% due 01/15/2026	3,100	3,586
Prosus NV 3.680% due 01/21/2030	1,700	1,853
PulteGroup, Inc. 5.000% due 01/15/2027	500	591

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

QVC, Inc. 5.450% due 08/15/2034	6,100	6,359
RELX Capital, Inc. 3.000% due 05/22/2030	2,500	2,778
Reynolds American, Inc. 4.450% due 06/12/2025	500	570
Roche Holdings, Inc. 2.375% due 01/28/2027	2,600	2,815
Royalty Pharma PLC 0.750% due 09/02/2023	5,600	5,630
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	804
4.500% due 05/15/2030	11,400	13,521
5.625% due 04/15/2023	4,425	4,864
5.625% due 03/01/2025	400	467
5.750% due 05/15/2024	4,770	5,455
5.875% due 06/30/2026	10,400	12,580
Sands China Ltd.
3.800% due 01/08/2026	700	749
4.375% due 06/18/2030	2,900	3,239
4.600% due 08/08/2023	15,150	16,127
5.400% due 08/08/2028	3,700	4,343
Seagate HDD Cayman 4.125% due 01/15/2031	3,000	3,212
SK Telecom Co. Ltd. 3.750% due 04/16/2023	700	748
Smith & Nephew PLC 2.032% due 10/14/2030	2,400	2,446
Southern Co.
3.250% due 07/01/2026	1,400	1,571
3.700% due 04/30/2030	7,800	9,042
Southwest Airlines Co.
4.750% due 05/04/2023	2,400	2,609
5.125% due 06/15/2027	5,600	6,667
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	4,036
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	211
3.950% due 06/15/2023	4,200	4,124
4.600% due 06/15/2028	4,500	4,458
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	3,383	3,085
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,231	2,256
4.738% due 09/20/2029	1,100	1,195
Standard Industries, Inc. 4.375% due 07/15/2030	6,600	7,070
Starbucks Corp. 2.550% due 11/15/2030	5,200	5,627
Stryker Corp. 1.950% due 06/15/2030	2,800	2,883
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026	1,600	1,754
Suntory Holdings Ltd. 2.250% due 10/16/2024	7,000	7,326
Syngenta Finance NV
3.933% due 04/23/2021	2,070	2,084
4.441% due 04/24/2023	4,800	5,040
4.892% due 04/24/2025	5,600	6,013
5.182% due 04/24/2028	1,800	1,931
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	10,282
3.750% due 04/15/2027	8,500	9,688
3.875% due 04/15/2030	29,800	34,546
4.500% due 04/15/2050	700	865
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030	12,700	13,003
Telefonica Emisiones S.A. 5.462% due 02/16/2021	1,800	1,810
Tencent Holdings Ltd.
2.985% due 01/19/2023	950	989
3.280% due 04/11/2024	6,700	7,143
3.595% due 01/19/2028	3,900	4,305
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	5,354
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	5,000	5,077
Textron, Inc. 3.375% due 03/01/2028	1,500	1,656
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	9,000	9,501
Time Warner Cable LLC
4.000% due 09/01/2021	4,800	4,869
6.550% due 05/01/2037	1,900	2,608
6.750% due 06/15/2039	1,200	1,710

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,311
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,036	954
United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,168	2,101
2.875% due 04/07/2030	757	764
3.500% due 09/01/2031	706	703
4.000% due 10/11/2027	836	848
4.150% due 02/25/2033	1,645	1,723
5.875% due 04/15/2029	6,400	6,933
Vale Overseas Ltd. 6.250% due 08/10/2026	3,200	3,973
Valero Energy Corp. 1.200% due 03/15/2024	4,500	4,544
VMware, Inc.
2.950% due 08/21/2022	3,588	3,723
4.500% due 05/15/2025	300	344
4.650% due 05/15/2027	8,500	9,956
4.700% due 05/15/2030	5,780	6,961
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~	7,300	7,337
2.500% due 09/24/2021	2,700	2,741
3.350% due 05/13/2025	3,800	4,180
3.750% due 05/13/2030	4,200	4,852
4.000% due 11/12/2021	4,480	4,618
4.750% due 11/13/2028	5,000	6,098
Walt Disney Co. 2.750% due 09/01/2049	3,500	3,703
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,800	1,883
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,800	1,944
4.950% due 09/15/2028	3,500	4,156
WestRock RKT LLC 4.900% due 03/01/2022	55	58
Woodside Finance Ltd.
3.650% due 03/05/2025	2,500	2,698
4.600% due 05/10/2021	790	793
WRKCo, Inc.
4.000% due 03/15/2028	600	696
4.900% due 03/15/2029	6,700	8,281
Wyeth LLC 7.250% due 03/01/2023	8,000	9,175
Yale University 1.482% due 04/15/2030	2,000	2,054
Yara International ASA
3.148% due 06/04/2030	1,400	1,518
3.800% due 06/06/2026	3,600	4,024
4.750% due 06/01/2028	2,700	3,204
Zimmer Biomet Holdings, Inc.
0.989% (US0003M + 0.750%) due 03/19/2021 ~	2,133	2,133
3.375% due 11/30/2021	3,300	3,365
3.550% due 04/01/2025	4,600	5,085
3.550% due 03/20/2030	2,300	2,606
Zoetis, Inc. 4.500% due 11/13/2025	500	584
		1,391,084
UTILITIES 7.7%
AES Corp.
3.300% due 07/15/2025	2,000	2,183
3.950% due 07/15/2030	2,000	2,265
Arizona Public Service Co. 2.650% due 09/15/2050	3,500	3,666
AT&T, Inc.
1.650% due 02/01/2028	7,100	7,250
2.750% due 06/01/2031	22,500	24,058
3.500% due 06/01/2041	300	324
3.550% due 09/15/2055	14,359	14,311
3.650% due 06/01/2051	275	288
3.650% due 09/15/2059	314	316
3.800% due 12/01/2057	1,907	1,989
3.850% due 06/01/2060	175	184
4.450% due 04/01/2024	4,000	4,468
Avangrid, Inc. 3.800% due 06/01/2029	300	344
BG Energy Capital PLC 4.000% due 10/15/2021	10,400	10,680
Black Hills Corp. 2.500% due 06/15/2030	2,200	2,314
British Telecommunications PLC
3.250% due 11/08/2029	3,000	3,314
4.500% due 12/04/2023	200	222

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

CMS Energy Corp. 4.750% due 06/01/2050 •	200	226
CNOOC Finance Ltd. 4.250% due 01/26/2021	2,300	2,304
CNOOC Finance USA LLC 3.500% due 05/05/2025	500	540
Duke Energy Corp.
2.650% due 09/01/2026	200	218
3.550% due 09/15/2021	1,400	1,420
3.950% due 10/15/2023	1,400	1,524
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	2,821	3,531
East Ohio Gas Co. 1.300% due 06/15/2025	8,600	8,770
Enable Midstream Partners LP 4.400% due 03/15/2027	2,600	2,626
Enel Finance International NV
2.650% due 09/10/2024	2,700	2,878
3.625% due 05/25/2027	1,372	1,558
4.625% due 09/14/2025	5,100	5,941
Engie S.A. 2.875% due 10/10/2022	783	815
Entergy Arkansas LLC 3.500% due 04/01/2026	4,900	5,540
Entergy Corp. 3.750% due 06/15/2050	2,900	3,368
Exelon Corp.
3.400% due 04/15/2026	700	789
3.950% due 06/15/2025	1,000	1,132
FirstEnergy Corp.
1.600% due 01/15/2026	3,800	3,718
2.250% due 09/01/2030	1,125	1,089
2.850% due 07/15/2022	700	712
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,575
6.000% due 11/27/2023	3,500	3,917
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	552
4.250% due 05/01/2030	3,787	4,386
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	5,125	5,216
3.900% due 04/01/2024	5,416	5,556
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,460
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	700	720
2.750% due 05/01/2025	5,100	5,522
3.250% due 04/01/2026	3,540	3,969
3.550% due 05/01/2027	5,000	5,699
NGPL PipeCo LLC
4.375% due 08/15/2022	369	385
4.875% due 08/15/2027	1,295	1,467
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,990
4.278% due 12/15/2028	5,000	5,963
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	2,745
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	418	396
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	3,104	434
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,495
ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,223
4.350% due 03/15/2029	300	340
4.550% due 07/15/2028	1,700	1,947
6.350% due 01/15/2031	1,600	2,054
Pacific Gas & Electric Co.
1.750% due 06/16/2022	4,100	4,112
2.100% due 08/01/2027	3,700	3,760
2.950% due 03/01/2026	3,800	4,022
3.150% due 01/01/2026	12,400	13,223
3.250% due 06/15/2023	1,000	1,044
3.400% due 08/15/2024	3,800	4,048
3.450% due 07/01/2025	4,715	5,113
3.500% due 06/15/2025	20,300	21,971
3.750% due 02/15/2024	12,900	13,766
3.750% due 07/01/2028	3,015	3,296
3.850% due 11/15/2023	8,147	8,665
4.250% due 08/01/2023	16,103	17,299
4.500% due 12/15/2041	4,969	5,203
4.550% due 07/01/2030	9,600	10,946
4.650% due 08/01/2028	300	343
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	3,000	3,117

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	3,241
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	5,032
Puget Energy, Inc. 4.100% due 06/15/2030	1,400	1,585
Rio Oil Finance Trust
9.250% due 07/06/2024	951	1,056
9.750% due 01/06/2027	717	831
9.750% due 01/06/2027	499	578
Sempra Energy
3.400% due 02/01/2028	200	228
6.000% due 10/15/2039	800	1,148
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	1,000	1,006
Southern California Edison Co.
2.250% due 06/01/2030	8,955	9,334
2.850% due 08/01/2029	2,000	2,183
3.400% due 06/01/2023	100	106
3.700% due 08/01/2025	2,600	2,918
4.875% due 03/01/2049	4,277	5,649
6.650% due 04/01/2029	4,500	5,670
Southern California Gas Co.
2.550% due 02/01/2030	8,200	8,900
3.950% due 02/15/2050	4,100	5,135
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	377
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	3,000	3,201
Systems Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,309
Tallgrass Energy Partners LP 4.750% due 10/01/2023	3,000	3,075
Verizon Communications, Inc.
2.625% due 08/15/2026	1,600	1,754
2.987% due 10/30/2056	311	313
5.012% due 04/15/2049	30	42
		386,485
Total Corporate Bonds & Notes (Cost $3,803,104)		4,044,311
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,458
Total Convertible Bonds & Notes (Cost $1,247)		1,458
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	168
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	170
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	854
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	459
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	506
		2,157
GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,537	13,214
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	871
MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	366
NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	386

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	11,675
Total Municipal Bonds & Notes (Cost $23,576)		28,669
U.S. GOVERNMENT AGENCIES 5.0%
Ginnie Mae 8.500% due 08/15/2030	9	10
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	7,473	7,920
3.500% due 04/01/2048	491	522
4.000% due 01/01/2049 - 09/01/2049	18,750	20,028
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	26,700	27,640
2.500% due 03/01/2051	22,000	23,115
3.000% due 01/01/2051	24,580	25,751
3.500% due 01/01/2051 - 02/01/2051	107,050	113,168
4.000% due 01/01/2051	1,050	1,121
4.000% due 02/01/2051	30,000	32,084
Total U.S. Government Agencies (Cost $249,795)		251,359
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	20	20
U.S. Treasury Inflation Protected Securities (d)
0.250% due 07/15/2029 (j)(l)	12,826	14,526
U.S. Treasury Notes
0.125% due 12/15/2023	3,100	3,096
0.375% due 11/30/2025	7,440	7,449
1.500% due 10/31/2024 (l)	3	3
1.500% due 02/15/2030	65	69
Total U.S. Treasury Obligations (Cost $23,535)		25,163
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
DC Office Trust 2.965% due 09/15/2045	10,500	11,616
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	553	575
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	9,893	10,415
Structured Asset Mortgage Investments Trust 0.852% due 03/19/2034 •	411	405
Total Non-Agency Mortgage-Backed Securities (Cost $21,702)		23,011
ASSET-BACKED SECURITIES 0.1%
MelTel Land Funding LLC 3.768% due 04/15/2049	694	724
RBSSP Resecuritization Trust 0.310% due 11/26/2036 •	825	817
START Ireland 4.089% due 03/15/2044	629	615
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,254
Total Asset-Backed Securities (Cost $6,326)		6,410
SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,828
Kuwait International Government Bond 2.750% due 03/20/2022	6,200	6,383
Qatar Government International Bond
3.750% due 04/16/2030	4,300	5,069
3.875% due 04/23/2023	5,900	6,348
Saudi Government International Bond 2.875% due 03/04/2023	6,500	6,814
South Africa Government International Bond 4.850% due 09/30/2029	6,000	6,387
Total Sovereign Issues (Cost $31,336)		33,829
	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co. 7.500% (e)	13,190	20,021

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $10,405)		20,021
PREFERRED SECURITIES 3.2%
BANKING & FINANCE 2.4%
Bank of America Corp.
5.125% due 06/20/2024 •(e)	8,900,000	9,417
5.875% due 03/15/2028 •(e)	21,585,000	24,443
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)	400,000	442
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	6,100,000	6,451
5.000% due 12/01/2027 •(e)	700,000	748
5.375% due 06/01/2025 •(e)	1,700,000	1,898
Citigroup, Inc. 4.000% due 12/10/2025 •(e)	2,700,000	2,778
CoBank ACB 6.200% (US0003M + 3.744%) due 01/01/2025 ~(e)	30,000	3,345
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(e)	3,500,000	3,369
HSBC Capital Funding LP 10.176% due 06/30/2030 •(e)	4,850,000	8,293
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(e)	1,477,000	1,467
4.000% due 04/01/2025 •(e)	11,800,000	11,999
4.600% due 02/01/2025 •(e)	6,500,000	6,719
5.000% due 08/01/2024 •(e)	6,100,000	6,423
State Street Corp. 5.625% due 12/15/2023 •(e)	1,900,000	2,009
Truist Financial Corp. 5.100% due 03/01/2030 •(e)	3,600,000	4,122
USB Capital 3.500% due 02/01/2021 •(e)	14,250,000	14,036
Wachovia Capital Trust 5.570% due 02/01/2021 •(e)	10,010,000	10,161
		118,120
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 03/15/2021 •(e)	2,400,000	2,228
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)	1,560,079	41,894
Total Preferred Securities (Cost $150,821)		162,242
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (h) 0.1%		5,730
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	$7,500	7,505
Total Short-Term Instruments (Cost $13,230)		13,235
Total Investments in Securities (Cost $4,351,066)		4,626,098
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	50,157,269	494,601
Total Short-Term Instruments (Cost $494,312)		494,601
Total Investments in Affiliates (Cost $494,312)		494,601
Total Investments 102.1% (Cost $4,845,378)		$5,120,699
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $13,043)		4
Other Assets and Liabilities, net (2.1)%		(104,035)
Net Assets 100.0%		$5,016,668

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$42,037	$41,894	0.84%
AWAS Aviation Capital Ltd.	4.870	10/03/2021	10/02/2014	5,355	5,415	0.11
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	10,500	11,195	0.22
$57,892	$58,504	1.17%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$5,730	U.S. Treasury Bills 0.000% due 12/30/2021	$(5,845)	$5,730	$5,730
Total Repurchase Agreements	$(5,845)	$5,730	$5,730
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2051	$13,700	$(14,166)	$(14,205)
Total Short Sales (0.3)%	$(14,166)	$(14,205)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(856) at a weighted average interest rate of 0.120%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$169.000	01/22/2021	64	64	$(49)	$(20)
Put - CBOT U.S. Treasury Bond February 2021 Futures	170.000	01/22/2021	10	10	(7)	(5)
Put - CBOT U.S. Treasury Bond February 2021 Futures	171.000	01/22/2021	67	67	(70)	(48)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	10	10	(6)	(3)
Call - CBOT U.S. Treasury Bond February 2021 Futures	178.000	01/22/2021	64	64	(52)	(12)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Call - CBOT U.S. Treasury Bond February 2021 Futures					179.000	01/22/2021	67	67	(44)	(8)
Total Written Options								$(228)		$(96)
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 2-Year Note March Futures				03/2021	756	$(167,058)	$(158)		$0	$(18)
U.S. Treasury 30-Year Bond March Futures				03/2021	235	(40,699)	335		0	(81)
Total Futures Contracts							$177		$0	$(99)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.440%	$2,500	$0	$(56)	$(56)	$0	$(1)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.554%	$5,800	$24	$68	$92	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.585	26,900	337	113	450	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.677	1,770	(45)	71	26	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.150	9,800	194	(25)	169	0	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.501	5,700	17	41	58	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.867	2,800	378	(120)	258	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2023	0.523	6,600	40	41	81	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.572	6,900	(351)	441	90	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682	13,300	(250)	401	151	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2024	0.764	15,600	(254)	405	151	6	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.356	3,500	523	(439)	84	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.399	17,700	302	127	429	2	0
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.190	1,100	14	0	14	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.209	1,600	27	(1)	26	0	0
						$956	$1,123	$2,079	$14	$(10)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025	$650,000	$14,170	$2,009	$16,179	$440	$0
iTraxx Asia Ex-Japan 32 5-Year Index		1.000	Quarterly	12/20/2024	11,100	195	93	288	0	(1)
						$14,365	$2,102	$16,467	$440	$(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	0.600%	Semi-Annual	04/14/2030	$49,200	$303	$849	$1,152	$0	$(69)
Pay	3-Month USD-LIBOR	1.185	Semi-Annual	10/23/2050	6,900	(52)	(337)	(389)	24	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	10/27/2050	7,300	(45)	(245)	(290)	25	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050	7,700	(54)	(254)	(308)	27	0
Pay(6)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051	7,000	(121)	97	(24)	24	0
$31	$110	$141	$100	$(69)
Total Swap Agreements	$15,352	$3,279	$18,631	$554	$(81)
(j)

Securities with an aggregate market value of $10,414 and cash of $64,104 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	11,000	$(19)	$(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	4,900	(9)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	5,100	(8)	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	4,200	(12)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	5,100	(7)	(1)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	9,200	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	4,200	(5)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	9,200	(9)	(7)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	2,100	(2)	(2)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	19,300	(40)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	5,000	(8)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	4,600	(6)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	2,100	(2)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	4,900	(7)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	4,500	(11)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	9,600	(15)	(8)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	3,200	(2)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	8,300	(6)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	5,200	(6)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,100	(3)	(2)
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	9,400	(5)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	9,400	(9)	(5)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	9,200	(12)	(7)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	8,600	(11)	(6)
$(218)	$(62)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012%	01/14/2021	7,100	$(57)	$(10)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	7,100	(57)	(30)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298	01/11/2021	7,400	(63)	(15)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.598	01/11/2021	7,400	(63)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	10,800	(44)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	10,800	(44)	(20)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	7,400	(85)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	7,400	(85)	(77)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	6,800	(42)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	6,800	(42)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	9,700	(72)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	3,400	(17)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	9,700	(72)	(40)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	3,400	(17)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	6,800	(63)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	6,800	(63)	(72)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	7,000	(79)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	7,000	(79)	(54)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/07/2021	7,400	(61)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2021	7,400	(61)	(2)
							$(1,166)	$(368)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051		$101.563	01/07/2021		2,500	$(8)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051		101.672	01/07/2021		4,000	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051		102.141	03/04/2021		11,700	(37)	(12)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051		103.367	01/14/2021		3,750	(16)	0
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051		103.594	01/14/2021		3,500	(14)	0
	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051		103.773	02/11/2021		4,700	(8)	(4)
	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051		103.578	03/11/2021		3,500	(8)	(16)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «		104.125	04/14/2021		2,200	(6)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051		99.688	02/04/2021		4,000	(24)	(20)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051		102.188	02/04/2021		4,600	(11)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051		102.266	02/04/2021		4,600	(11)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051		102.125	03/04/2021		7,600	(24)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051		102.141	03/04/2021		3,700	(12)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051		104.141	03/04/2021		3,700	(5)	(5)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051		98.367	02/04/2021		1,100	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051		98.406	02/04/2021		5,400	(17)	(21)
							$(217)	$(120)
Total Written Options							$(1,601)	$(550)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.501%	$2,000	$(42)	$77	$35	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	2,000	(32)	41	9	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	100	(2)	4	2	0
BRC	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.377	1,500	(29)	8	0	(21)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	0.974	1,200	(44)	46	2	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.501	1,900	(41)	75	34	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.555	4,500	13	68	81	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.210	2,773	(39)	73	34	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.641	1,800	(18)	44	26	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	1,500	22	18	40	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	600	(23)	7	0	(16)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	300	(5)	11	6	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.555	2,000	5	31	36	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	500	(5)	14	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	400	(3)	10	7	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	600	(26)	22	0	(4)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	700	(68)	39	0	(29)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	2,000	(80)	26	0	(54)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	1,600	(25)	55	30	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	400	(5)	12	7	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	600	(12)	23	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	100	(2)	4	2	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	1,200	(8)	29	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	800	(11)	19	8	0
Total Swap Agreements							$(480)	$756	$400	$(124)
(l)

Securities with an aggregate market value of $708 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$10,975	$5,415		$16,390
Corporate Bonds & Notes
Banking & Finance					0	2,266,742	0		2,266,742
Industrials					0	1,391,084	0		1,391,084
Utilities					0	386,485	0		386,485
Convertible Bonds & Notes

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Industrials	0	1,458	0	1,458
Municipal Bonds & Notes
California	0	2,157	0	2,157
Georgia	0	13,214	0	13,214
Illinois	0	871	0	871
Massachusetts	0	366	0	366
New York	0	386	0	386
Ohio	0	11,675	0	11,675
U.S. Government Agencies	0	251,359	0	251,359
U.S. Treasury Obligations	0	25,163	0	25,163
Non-Agency Mortgage-Backed Securities	0	23,011	0	23,011
Asset-Backed Securities	0	6,410	0	6,410
Sovereign Issues	0	33,829	0	33,829
Convertible Preferred Securities
Banking & Finance	20,021	0	0	20,021
Preferred Securities
Banking & Finance	0	118,120	0	118,120
Industrials	0	2,228	0	2,228
Utilities	0	0	41,894	41,894
Short-Term Instruments
Repurchase Agreements	0	5,730	0	5,730
Short-Term Notes	0	7,505	0	7,505
	$20,021	$4,558,768	$47,309	$4,626,098
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$494,601	$0	$0	$494,601
Total Investments	$514,622	$4,558,768	$47,309	$5,120,699
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,205)	$0	$(14,205)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	554	0	554
Over the counter	0	400	0	400
	$0	$954	$0	$954
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(99)	(177)	0	(276)
Over the counter	0	(668)	(6)	(674)
	$(99)	$(845)	$(6)	$(950)
Total Financial Derivative Instruments	$(99)	$109	$(6)	$4
Totals	$514,523	$4,544,672	$47,303	$5,106,498

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~	$29,600	$29,575
Aramark Services, Inc. 1.895% (LIBOR03M + 1.750%) due 03/11/2025 ~	4,477	4,432
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(g)	34,678	35,070
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	8,657	8,968
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	9,413	8,862
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~	17,106	16,932
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~	57,388	57,169
Citadel Securities LP 2.897% (LIBOR03M + 2.750%) due 02/27/2026 ~	5,895	5,908
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~	912	914
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,711
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~	9,154	9,319
HCA, Inc. 1.897% (LIBOR03M + 1.750%) due 03/18/2026 ~	3,669	3,674
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,347
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	8,900	9,246
Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~	63,000	62,960
WR Grace & Co. 2.004% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,519	3,487
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	15,134	13,815
Total Loan Participations and Assignments (Cost $294,654)		294,389
CORPORATE BONDS & NOTES 78.5%
BANKING & FINANCE 23.4%
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,924
3.875% due 01/23/2028	150	162
4.125% due 07/03/2023	8,645	9,263
4.625% due 10/15/2027	16,500	18,699
AIA Group Ltd.
3.200% due 09/16/2040	4,800	5,041
3.375% due 04/07/2030	9,200	10,347
3.900% due 04/06/2028	2,200	2,504
Air Lease Corp. 3.625% due 12/01/2027	2,900	3,135
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	700	779
4.000% due 02/01/2050	13,100	16,292
4.850% due 04/15/2049	900	1,264
Alleghany Corp. 4.900% due 09/15/2044	5,400	7,024
Ally Financial, Inc.
3.050% due 06/05/2023	24,100	25,424
8.000% due 11/01/2031	1,800	2,646
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,300	1,362
3.750% due 04/15/2023	4,100	4,335
3.875% due 01/30/2031	3,000	3,402
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	48,794
American Homes 4 Rent LP
4.250% due 02/15/2028	3,583	4,123
4.900% due 02/15/2029	9,200	11,120
American International Group, Inc.
3.875% due 01/15/2035	2,000	2,403
4.375% due 06/30/2050	6,200	8,118

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.375% due 01/15/2055		26,512	34,116
4.500% due 07/16/2044		37,965	48,639
4.700% due 07/10/2035		4,550	5,881
4.750% due 04/01/2048		5,500	7,338
4.800% due 07/10/2045		1,200	1,588
5.750% due 04/01/2048 •		3,100	3,551
American Tower Corp.
2.100% due 06/15/2030		7,500	7,706
2.950% due 01/15/2025		7,500	8,128
2.950% due 01/15/2051		19,300	19,347
3.100% due 06/15/2050		8,400	8,653
3.125% due 01/15/2027		16,200	17,894
3.375% due 10/15/2026		6,487	7,292
3.600% due 01/15/2028		2,250	2,558
3.700% due 10/15/2049		12,300	13,977
3.800% due 08/15/2029		60,100	69,942
3.950% due 03/15/2029		23,300	27,135
4.400% due 02/15/2026		3,100	3,594
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	5,600
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	26,847
Ares Finance Co. LLC 3.250% due 06/15/2030		7,400	7,845
Athene Global Funding 2.500% due 01/14/2025		4,000	4,192
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,904
5.500% due 12/15/2024		9,300	10,303
6.750% due 04/06/2021		5,900	5,982
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		6,800	6,946
5.500% due 01/15/2023		6,015	6,399
5.500% due 01/15/2026		15,000	17,009
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,424
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,318
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	10,199
4.000% due 02/11/2023		1,900	2,017
Banco General S.A. 4.125% due 08/07/2027		400	454
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		1,600	1,751
Banco Santander S.A.
2.746% due 05/28/2025		6,600	7,052
3.306% due 06/27/2029		7,200	8,111
3.490% due 05/28/2030		5,400	6,066
4.379% due 04/12/2028		18,400	21,467
Bancolombia S.A. 3.000% due 01/29/2025		11,800	12,283
Bank of America Corp.
3.194% due 07/23/2030 •		32,100	35,983
3.248% due 10/21/2027		200	224
3.419% due 12/20/2028 •		85,251	96,450
3.593% due 07/21/2028 •		13,900	15,794
3.974% due 02/07/2030 •		14,862	17,509
4.271% due 07/23/2029 •		3,000	3,573
7.750% due 05/14/2038		15,700	26,786
8.050% due 06/15/2027		3,180	4,218
Bank of America N.A. 6.000% due 10/15/2036		9,200	13,770
Bank of Nova Scotia 4.900% due 06/04/2025 •(e)(f)		11,400	12,371
Banque Federative du Credit Mutuel S.A. 0.948% (US0003M + 0.730%) due 07/20/2022 ~		500	504
Barclays Bank PLC 7.625% due 11/21/2022 (f)		16,400	18,249
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,874
4.337% due 01/10/2028		$4,400	5,056
4.338% due 05/16/2024 •		15,000	16,239
4.375% due 01/12/2026		5,000	5,768
4.950% due 01/10/2047		7,585	10,358
4.972% due 05/16/2029 •		40,987	49,179
5.088% due 06/20/2030 •		4,875	5,849
5.250% due 08/17/2045		1,800	2,493
6.125% due 12/15/2025 •(e)(f)		29,800	32,185
7.125% due 06/15/2025 •(e)(f)	GBP	8,400	12,841
BBVA Bancomer S.A.
5.125% due 01/18/2033 •		$1,900	2,050
6.500% due 03/10/2021		8,457	8,558
6.750% due 09/30/2022		12,500	13,525
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		13,700	18,098

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.250% due 01/15/2049		5,000	6,642
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		4,045	5,572
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	6,458
5.375% due 07/24/2023		20,500	22,199
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		8,550	8,746
3.500% due 09/10/2049		5,500	6,369
4.000% due 10/02/2047		8,400	10,252
Block Financial LLC 3.875% due 08/15/2030		9,200	9,941
BNP Paribas S.A.
6.625% due 03/25/2024 •(e)		10,500	11,498
7.375% due 08/19/2025 •(e)		6,400	7,408
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,065
Boston Properties LP 2.900% due 03/15/2030		3,800	4,096
BPCE S.A. 5.150% due 07/21/2024		2,900	3,305
Brighthouse Financial, Inc. 4.700% due 06/22/2047		10,155	10,735
Brixmor Operating Partnership LP 4.125% due 05/15/2029		3,000	3,455
Brookfield Finance LLC 3.450% due 04/15/2050		19,600	20,827
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	15,958
4.700% due 09/20/2047		34,350	43,470
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	12,204
Camden Property Trust 3.350% due 11/01/2049		1,400	1,614
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	27,507
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	7,436
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,960
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	15,784
CBL & Associates LP 5.950% due 12/15/2026 ^(b)		3,900	1,551
CI Financial Corp. 3.200% due 12/17/2030		15,000	15,387
Cibanco S.A. Ibm 4.962% due 07/18/2029		7,200	8,190
Citigroup, Inc.
2.572% due 06/03/2031 •(g)		4,000	4,265
3.200% due 10/21/2026		31,200	34,885
3.400% due 05/01/2026		2,800	3,159
3.668% due 07/24/2028 •		17,500	19,844
3.700% due 01/12/2026		7,377	8,393
4.075% due 04/23/2029 •		49,500	58,070
4.650% due 07/23/2048		3,500	4,824
4.750% due 05/18/2046		7,700	10,284
6.625% due 06/15/2032		600	850
8.125% due 07/15/2039		47,088	84,174
CME Group, Inc.
4.150% due 06/15/2048		6,100	8,252
5.300% due 09/15/2043		1,125	1,681
CNH Industrial Capital LLC 3.875% due 10/15/2021		1,000	1,024
Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(e)	EUR	3,200	4,276
6.625% due 06/29/2021 •(e)(f)		28,800	36,214
Corporate Office Properties LP 2.250% due 03/15/2026		$3,600	3,757
Credit Suisse AG 6.500% due 08/08/2023 (f)		70,277	79,318
Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,737
3.750% due 03/26/2025		26,700	29,672
3.800% due 06/09/2023		3,500	3,771
3.869% due 01/12/2029 •		10,200	11,562
4.207% due 06/12/2024 •		250	271
4.282% due 01/09/2028		17,400	20,123
4.550% due 04/17/2026		13,000	15,302
4.875% due 05/15/2045		7,275	10,206
Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,896
3.100% due 11/15/2029		7,500	8,276
3.250% due 01/15/2051		26,700	28,173
3.800% due 02/15/2028		14,700	16,956
4.000% due 11/15/2049		39,410	46,669

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.300% due 02/15/2029		4,400	5,227
4.450% due 02/15/2026		17,395	20,137
4.750% due 05/15/2047		16,840	21,637
5.200% due 02/15/2049		22,710	30,953
CVS Pass-Through Trust 4.704% due 01/10/2036		1,339	1,522
CyrusOne LP 3.450% due 11/15/2029		2,000	2,155
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	12,875
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,694
Deutsche Bank AG
2.625% due 02/12/2026	EUR	12,900	17,306
3.547% due 09/18/2031 •		$23,650	25,700
3.961% due 11/26/2025 •		5,400	5,906
4.250% due 10/14/2021		93,485	95,883
Digital Realty Trust LP
3.700% due 08/15/2027		500	575
4.450% due 07/15/2028		10,900	13,116
Discover Bank 3.450% due 07/27/2026		2,000	2,238
Doctors Co. 6.500% due 10/15/2023		31,800	34,393
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		8,028	7,597
Duke Realty LP 3.050% due 03/01/2050		1,000	1,093
E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	6,379
4.500% due 06/20/2028		7,885	9,487
EPR Properties
3.750% due 08/15/2029		10,760	10,325
4.500% due 04/01/2025		200	203
4.500% due 06/01/2027		3,625	3,631
4.750% due 12/15/2026		100	101
4.950% due 04/15/2028		7,000	7,047
Equinix, Inc. 3.000% due 07/15/2050		17,681	17,958
Equitable Holdings, Inc.
3.900% due 04/20/2023		800	861
4.350% due 04/20/2028		14,907	17,628
5.000% due 04/20/2048		40,275	53,051
ERP Operating LP 4.500% due 07/01/2044		1,445	1,913
Essex Portfolio LP
2.650% due 03/15/2032		9,140	9,824
2.650% due 09/01/2050		14,400	13,850
3.625% due 05/01/2027		10,700	12,067
4.500% due 03/15/2048		3,900	5,061
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		8,500	9,670
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		17,800	19,944
4.850% due 04/17/2028		18,100	20,274
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	23,309
Fidelity National Financial, Inc.
2.450% due 03/15/2031		1,200	1,223
3.400% due 06/15/2030		4,039	4,442
5.500% due 09/01/2022		9,500	10,240
First American Financial Corp.
4.000% due 05/15/2030		9,100	10,446
4.300% due 02/01/2023		18,250	19,295
FMR LLC
5.150% due 02/01/2043		1,550	2,144
6.450% due 11/15/2039		500	763
Ford Holdings LLC 9.300% due 03/01/2030		14,575	19,020
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		1,215	1,210
1.296% (US0003M + 1.080%) due 08/03/2022 ~		524	511
1.456% (US0003M + 1.235%) due 02/15/2023 ~		3,131	3,022
1.521% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,646
3.336% due 03/18/2021		5,000	5,019
3.360% (US0003M + 3.140%) due 01/07/2022 ~		900	906
3.550% due 10/07/2022		20,000	20,437
5.584% due 03/18/2024		54,000	58,320
5.596% due 01/07/2022		14,107	14,617
5.875% due 08/02/2021		5,000	5,124
GE Capital Funding LLC
3.450% due 05/15/2025		14,100	15,572
4.400% due 05/15/2030		58,700	69,215
4.550% due 05/15/2032		11,300	13,565
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		166,329	198,561

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

General Motors Financial Co., Inc.
1.332% (US0003M + 1.100%) due 11/06/2021 ~		700	702
1.550% (US0003M + 1.310%) due 06/30/2022 ~		2,000	2,014
5.100% due 01/17/2024		16,015	17,929
5.650% due 01/17/2029		5,282	6,562
GLP Capital LP
4.000% due 01/15/2030		13,040	14,189
4.000% due 01/15/2031		3,100	3,389
5.300% due 01/15/2029		22,800	26,597
5.750% due 06/01/2028		1,166	1,384
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		22,244	25,655
4.017% due 10/31/2038 •		100	122
4.223% due 05/01/2029 •		640	759
4.411% due 04/23/2039 •		10,300	13,168
6.250% due 02/01/2041		12,925	20,242
6.750% due 10/01/2037		109,500	167,560
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	24,751
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	23,406
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		7,500	9,444
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		4,000	5,617
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	7,714
Harborwalk Funding Trust 5.077% due 02/15/2069 •		27,500	35,662
Hartford Financial Services Group, Inc. 2.346% due 02/12/2067 •		3,600	3,216
HBOS PLC 5.374% due 06/30/2021	EUR	8,000	10,023
Healthpeak Properties, Inc. 6.750% due 02/01/2041		$3,500	5,159
High Street Funding Trust 4.682% due 02/15/2048		8,800	11,235
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,759
4.200% due 04/15/2029		2,198	2,508
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	18,189
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	4,758
2.848% due 06/04/2031 •		6,800	7,314
3.600% due 05/25/2023		6,000	6,456
3.803% due 03/11/2025 •		11,300	12,344
3.900% due 05/25/2026		4,500	5,139
3.973% due 05/22/2030 •		5,200	6,015
4.300% due 03/08/2026		21,131	24,354
4.583% due 06/19/2029 •		7,050	8,342
4.950% due 03/31/2030		4,600	5,760
5.875% due 09/28/2026 •(e)(f)	GBP	26,400	39,803
6.100% due 01/14/2042		$10,850	16,551
6.500% due 03/23/2028 •(e)(f)		85,700	96,359
6.500% due 09/15/2037		6,715	9,827
6.800% due 06/01/2038		4,300	6,514
7.000% due 04/07/2038	GBP	1,900	4,134
7.625% due 05/17/2032		$11,547	16,867
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	8,105
3.950% due 11/01/2027		5,600	6,171
4.650% due 04/01/2029		4,237	4,951
ING Groep NV
4.625% due 01/06/2026		400	471
5.750% due 11/16/2026 •(e)(f)		9,000	9,789
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	10,004
3.000% due 09/15/2060		3,200	3,360
4.250% due 09/21/2048		1,800	2,286
International Lease Finance Corp. 8.625% due 01/15/2022		800	861
Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,200	9,254
5.017% due 06/26/2024		7,400	8,099
6.500% due 02/24/2021		10,000	10,080
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	481
5.500% due 08/06/2022		6,900	7,290
JAB Holdings BV 2.200% due 11/23/2030		4,700	4,729
Jefferies Group LLC 6.500% due 01/20/2043		23,700	32,598
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		6,375	6,943
3.509% due 01/23/2029 •		23,200	26,482

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.702% due 05/06/2030 •		5,000	5,802
3.897% due 01/23/2049 •		14,850	18,722
4.005% due 04/23/2029 •		15,000	17,620
5.600% due 07/15/2041		21,340	32,303
6.400% due 05/15/2038		4,508	6,987
Kilroy Realty LP
3.050% due 02/15/2030		1,500	1,596
4.250% due 08/15/2029		12,400	14,391
4.750% due 12/15/2028		2,000	2,358
Kimco Realty Corp. 2.700% due 10/01/2030		7,200	7,765
KKR Group Finance Co. LLC
3.500% due 08/25/2050		40,900	45,521
3.625% due 02/25/2050		26,000	29,020
Lazard Group LLC 4.500% due 09/19/2028		400	475
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	26,577
Liberty Mutual Group, Inc. 3.950% due 05/15/2060		25,300	30,297
Life Storage LP
2.200% due 10/15/2030		1,900	1,942
3.875% due 12/15/2027		1,100	1,258
Lloyds Bank PLC 7.500% due 04/02/2032 þ		29,200	24,649
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	11,521
4.375% due 03/22/2028		3,400	4,047
4.450% due 05/08/2025		500	574
4.550% due 08/16/2028		32,500	39,226
7.500% due 09/27/2025 •(e)(f)		20,800	23,972
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	3,123
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	7,644
4.350% due 01/30/2047		4,800	6,371
4.900% due 03/15/2049		13,100	19,007
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		8,196	9,049
4.900% due 04/01/2077		3,800	5,227
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •(i)		7,100	8,628
MetLife, Inc.
9.250% due 04/08/2068		42,266	64,462
10.750% due 08/01/2069		5,132	8,803
Mid-America Apartments LP
3.600% due 06/01/2027		300	340
4.300% due 10/15/2023		13,700	14,954
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	14,547
3.751% due 07/18/2039		16,200	19,733
4.153% due 03/07/2039		7,700	9,748
4.286% due 07/26/2038		7,900	10,108
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		8,471	8,715
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	18,874
2.201% due 07/10/2031 •		14,800	15,414
Morgan Stanley
3.591% due 07/22/2028 •		400	457
3.875% due 01/27/2026		4,095	4,698
6.375% due 07/24/2042		28,300	46,223
7.500% due 04/02/2032 þ(g)		53,900	46,431
MPT Operating Partnership LP 3.500% due 03/15/2031		3,200	3,310
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		21,370	22,313
Nasdaq, Inc. 2.500% due 12/21/2040		7,500	7,435
National Retail Properties, Inc. 2.500% due 04/15/2030		1,000	1,031
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	31,191
4.000% due 09/14/2026		9,400	10,502
4.302% due 03/08/2029 •		5,500	6,396
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	11,157
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		32,300	56,270
Natwest Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,298
2.500% due 03/22/2023		3,900	5,034
3.875% due 09/12/2023		$4,000	4,342
4.269% due 03/22/2025 •		3,160	3,497
4.445% due 05/08/2030 •		5,700	6,787
4.800% due 04/05/2026		6,100	7,211

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.892% due 05/18/2029 •	32,700	39,330
5.076% due 01/27/2030 •	46,350	56,999
6.000% due 12/19/2023	16,524	18,890
6.000% due 12/29/2025 •(e)(f)	18,900	20,750
8.625% due 08/15/2021 •(e)(f)	2,500	2,600
Navient Corp. 7.250% due 01/25/2022	23,096	24,179
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	7,009
4.875% due 04/15/2045	13,688	15,545
New York Life Insurance Co.
4.450% due 05/15/2069	12,000	16,144
5.875% due 05/15/2033	1,000	1,372
6.750% due 11/15/2039	5,750	8,926
Nippon Life Insurance Co. 5.100% due 10/16/2044 •	15,650	17,594
Nissan Motor Acceptance Corp.
0.941% due 09/28/2022 •	400	397
2.600% due 09/28/2022	3,600	3,695
3.450% due 03/15/2023	1,215	1,269
3.875% due 09/21/2023	8,000	8,542
Nomura Holdings, Inc.
2.679% due 07/16/2030	8,000	8,479
3.103% due 01/16/2030	4,700	5,141
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	64,790	75,366
3.850% due 09/30/2047	10,340	12,199
6.063% due 03/30/2040	1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	442
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	526
3.625% due 10/01/2029	4,000	4,252
4.500% due 01/15/2025	5,000	5,479
4.750% due 01/15/2028	7,900	9,010
5.250% due 01/15/2026	15,000	17,166
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	5,844
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	4,311
Pacific Life Insurance Co. 9.250% due 06/15/2039	113,331	183,630
Pacific LifeCorp 3.350% due 09/15/2050	5,700	6,352
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	41,390	43,454
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040	26,295	38,009
Physicians Realty LP 3.950% due 01/15/2028	7,900	8,563
Pine Street Trust
4.572% due 02/15/2029	25,000	29,665
5.568% due 02/15/2049	25,300	32,950
Pinnacol Assurance 8.625% due 06/25/2034 «(g)	24,000	30,565
Piper Jaffray Cos. 5.200% due 10/15/2023	23,000	23,000
Progressive Corp.
3.700% due 01/26/2045	1,390	1,691
4.125% due 04/15/2047	1,700	2,230
Prudential Financial, Inc.
3.700% due 03/13/2051	13,500	16,381
3.935% due 12/07/2049	9,113	11,073
Realty Income Corp.
3.250% due 01/15/2031	4,000	4,540
4.650% due 03/15/2047	1,150	1,572
Regency Centers LP
2.950% due 09/15/2029	1,000	1,069
3.700% due 06/15/2030	7,800	8,849
4.125% due 03/15/2028	1,100	1,255
4.400% due 02/01/2047	5,700	6,619
4.650% due 03/15/2049	1,500	1,810
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	11,829
Sabra Health Care LP 3.900% due 10/15/2029	400	421
Santander Holdings USA, Inc.
3.450% due 06/02/2025	700	766
4.400% due 07/13/2027	5,200	5,944
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •	55,945	63,114
SBA Tower Trust 2.328% due 07/15/2052	10,300	10,432
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021	14,550	14,892
6.125% due 02/07/2022	26,400	27,829

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	11,273
Service Properties Trust
4.375% due 02/15/2030		7,700	7,522
4.750% due 10/01/2026		5,000	4,950
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,208
Spirit Realty LP
3.200% due 02/15/2031		11,100	11,809
3.400% due 01/15/2030		9,775	10,604
4.450% due 09/15/2026		2,350	2,656
Standard Chartered PLC
3.265% due 02/18/2036 •		17,000	17,804
4.305% due 05/21/2030 •		1,300	1,526
State Bank of India 3.250% due 01/24/2022		22,000	22,507
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (e)		14,602	23,698
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	6,408
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,934
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		40,100	42,099
2.750% due 01/15/2030		2,700	2,948
3.040% due 07/16/2029		12,300	13,638
Synchrony Financial 4.500% due 07/23/2025		600	675
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	32,693
4.270% due 05/15/2047		11,300	14,155
4.900% due 09/15/2044		18,400	24,950
6.850% due 12/16/2039		5,129	8,078
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	327	611
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		$7,933	12,568
Travelers Cos., Inc.
3.750% due 05/15/2046		2,800	3,510
4.050% due 03/07/2048		4,000	5,311
Trust Fibra Uno
6.390% due 01/15/2050		23,500	27,571
6.950% due 01/30/2044		25,270	31,064
UBS AG
4.750% due 02/12/2026 •(f)	EUR	4,400	5,409
5.125% due 05/15/2024 (f)		$34,921	38,579
7.625% due 08/17/2022 (f)		100,000	110,712
UBS Group AG
4.125% due 09/24/2025		400	458
4.125% due 04/15/2026		34,600	40,046
UDR, Inc. 3.500% due 07/01/2027		3,323	3,706
UniCredit SpA
6.572% due 01/14/2022		16,550	17,443
7.830% due 12/04/2023		78,050	92,668
Unum Group
4.500% due 03/15/2025		3,400	3,854
4.500% due 12/15/2049		5,000	5,269
Ventas Realty LP
3.125% due 06/15/2023		300	317
4.125% due 01/15/2026		600	690
4.400% due 01/15/2029		1,900	2,230
4.875% due 04/15/2049		5,800	7,208
VEREIT Operating Partnership LP
3.100% due 12/15/2029		4,000	4,320
3.400% due 01/15/2028		16,100	17,788
3.950% due 08/15/2027		11,848	13,444
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,354
Voya Financial, Inc. 4.700% due 01/23/2048 •		8,300	8,634
W R Berkley Corp. 4.000% due 05/12/2050		4,900	5,994
Washington Prime Group LP 6.450% due 08/15/2024 (i)		28,575	17,227
WEA Finance LLC 3.150% due 04/05/2022		2,100	2,136
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	17,575
2.572% due 02/11/2031 •		21,200	22,452
2.879% due 10/30/2030 •		43,600	47,580
3.000% due 04/22/2026		25,600	28,189
3.068% due 04/30/2041 •		11,200	12,202
3.196% due 06/17/2027 •		11,205	12,429
3.300% due 09/09/2024		2,000	2,192
3.584% due 05/22/2028 •		34,600	39,230

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.900% due 11/17/2045	700	935
5.375% due 02/07/2035	4,900	6,713
5.375% due 11/02/2043	28,425	39,587
5.606% due 01/15/2044	200	284
5.950% due 12/01/2086	2,100	2,816
7.950% due 11/15/2029	1,000	1,369
Wells Fargo Bank N.A.
5.850% due 02/01/2037	5,901	8,402
5.950% due 08/26/2036	800	1,144
6.600% due 01/15/2038	22,877	35,002
Welltower, Inc.
4.950% due 09/01/2048	3,500	4,556
6.500% due 03/15/2041	29,850	41,789
Weyerhaeuser Co.
4.000% due 04/15/2030	12,700	15,044
6.875% due 12/15/2033	14,477	20,780
6.950% due 10/01/2027	4,500	5,864
7.375% due 03/15/2032	140,587	210,971
7.950% due 03/15/2025	850	1,037
Willis North America, Inc. 3.875% due 09/15/2049	4,450	5,441
WP Carey, Inc.
3.850% due 07/15/2029	2,100	2,415
4.000% due 02/01/2025	1,600	1,769
XLIT Ltd. 5.500% due 03/31/2045	14,450	20,247
		7,042,204
INDUSTRIALS 40.5%
AbbVie, Inc.
4.300% due 05/14/2036	23,400	28,844
4.400% due 11/06/2042	44,212	55,522
4.450% due 05/14/2046	33,650	42,846
4.500% due 05/14/2035	38,427	48,298
4.550% due 03/15/2035	14,400	18,247
4.700% due 05/14/2045	25,700	33,620
4.850% due 06/15/2044	51,900	68,842
4.875% due 11/14/2048	600	812
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	7,900	9,844
Activision Blizzard, Inc.
2.500% due 09/15/2050	46,700	45,647
4.500% due 06/15/2047	7,455	9,706
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	6,300	6,698
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	13,700	14,270
4.375% due 07/03/2029	1,600	1,739
Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	11,639
3.008% due 06/15/2050	700	754
AEP Transmission Co. LLC
3.150% due 09/15/2049	6,000	6,686
3.650% due 04/01/2050	2,700	3,283
3.750% due 12/01/2047	1,100	1,342
Aetna, Inc.
4.750% due 03/15/2044	50	64
6.750% due 12/15/2037	4,085	6,222
Air Canada Pass-Through Trust
4.125% due 11/15/2026	12,383	11,968
5.250% due 10/01/2030	8,000	8,575
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029	15,800	17,453
Alcon Finance Corp.
2.600% due 05/27/2030	4,900	5,225
3.000% due 09/23/2029	500	546
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	15,425
4.200% due 12/06/2047	17,900	22,537
Altria Group, Inc.
3.875% due 09/16/2046	12,080	12,760
4.400% due 02/14/2026	1,300	1,510
5.950% due 02/14/2049	25,500	35,726
6.200% due 02/14/2059	17,500	24,615
Amazon.com, Inc.
2.500% due 06/03/2050	13,100	13,593
2.700% due 06/03/2060	15,900	17,025
4.250% due 08/22/2057	38,800	55,290
4.950% due 12/05/2044	475	697
Amdocs Ltd. 2.538% due 06/15/2030	18,365	19,305
American Airlines Pass-Through Trust
3.000% due 04/15/2030	575	565
3.150% due 08/15/2033	8,248	8,118
3.200% due 12/15/2029	4,756	4,656

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.350% due 04/15/2031	778	771
3.375% due 11/01/2028	7,560	7,114
3.500% due 08/15/2033	3,764	3,307
3.600% due 03/22/2029	6,337	6,261
3.600% due 04/15/2031	3,333	3,094
3.650% due 02/15/2029	1,658	1,677
3.700% due 04/01/2028	3,927	3,706
4.000% due 01/15/2027	4,089	3,478
4.375% due 04/01/2024	423	344
Amgen, Inc.
3.375% due 02/21/2050	10,300	11,519
4.400% due 05/01/2045	1,000	1,271
4.563% due 06/15/2048	11,574	15,356
4.663% due 06/15/2051	178,813	243,920
4.950% due 10/01/2041	4,650	6,300
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	5,600	6,028
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	126,981
4.900% due 02/01/2046	164,610	214,901
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	341
4.350% due 06/01/2040	24,000	29,488
4.375% due 04/15/2038	11,300	13,992
4.439% due 10/06/2048	16,601	20,664
4.600% due 04/15/2048	7,282	9,215
4.600% due 06/01/2060	25,000	32,049
4.750% due 01/23/2029	4,297	5,302
4.750% due 04/15/2058	23,800	31,177
4.900% due 01/23/2031	2,666	3,397
4.950% due 01/15/2042	5,800	7,631
5.450% due 01/23/2039	12,150	16,424
5.550% due 01/23/2049	14,605	20,763
5.800% due 01/23/2059	54,000	83,211
Anthem, Inc.
3.700% due 09/15/2049	5,640	6,746
4.375% due 12/01/2047	30,200	38,927
4.550% due 03/01/2048	9,700	12,922
4.625% due 05/15/2042	7,700	10,055
4.650% due 01/15/2043	2,605	3,417
5.100% due 01/15/2044	13,244	18,396
AP Moller - Maersk A/S 3.750% due 09/22/2024	3,900	4,227
Apple, Inc.
2.550% due 08/20/2060	14,400	14,811
2.650% due 05/11/2050	5,600	5,944
2.950% due 09/11/2049	36,100	40,299
3.750% due 09/12/2047	31,600	39,684
3.850% due 08/04/2046	73,395	94,551
4.250% due 02/09/2047	15,076	20,576
4.375% due 05/13/2045	2,400	3,289
Aptiv PLC 5.400% due 03/15/2049	20,000	24,988
Arrow Electronics, Inc. 4.500% due 03/01/2023	2,100	2,251
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,880
AutoNation, Inc. 4.750% due 06/01/2030	2,400	2,890
Bacardi Ltd.
4.700% due 05/15/2028	5,200	6,174
5.150% due 05/15/2038	22,540	28,870
5.300% due 05/15/2048	28,300	39,322
BAE Systems PLC
3.000% due 09/15/2050	11,700	12,245
3.400% due 04/15/2030	7,700	8,732
Baidu, Inc. 3.075% due 04/07/2025	2,500	2,674
Baker Hughes Holdings LLC 5.125% due 09/15/2040	6,800	9,002
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	16,781
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	12,316
BAT Capital Corp.
4.390% due 08/15/2037	12,200	13,658
4.540% due 08/15/2047	23,333	25,911
Bayer U.S. Finance LLC
1.227% (US0003M + 1.010%) due 12/15/2023 ~	1,050	1,061
3.875% due 12/15/2023	5,000	5,451
4.200% due 07/15/2034	18,043	20,004
4.375% due 12/15/2028	9,800	11,529
4.625% due 06/25/2038	900	1,094
4.875% due 06/25/2048	27,000	34,775
Becton Dickinson and Co. 3.794% due 05/20/2050	10,700	12,723

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Biogen, Inc. 5.200% due 09/15/2045	6,400	8,691
Boeing Co.
3.625% due 02/01/2031	2,900	3,182
3.650% due 03/01/2047	1,945	1,975
3.750% due 02/01/2050	3,200	3,365
3.950% due 08/01/2059	4,500	4,816
4.508% due 05/01/2023	17,655	19,089
4.875% due 05/01/2025	5,000	5,703
5.150% due 05/01/2030	48,856	59,212
5.705% due 05/01/2040	50,700	65,684
5.805% due 05/01/2050	64,690	89,368
5.930% due 05/01/2060	48,500	68,805
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	12,844
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	64,543
7.375% due 01/15/2040	42,000	66,516
BP Capital Markets America, Inc. 3.000% due 02/24/2050	5,200	5,329
Braskem America Finance Co. 7.125% due 07/22/2041	3,180	3,669
Bristol-Myers Squibb Co.
3.900% due 02/20/2028	1,500	1,776
4.250% due 10/26/2049	27,800	37,655
4.350% due 11/15/2047	12,084	16,245
4.550% due 02/20/2048	1,100	1,537
4.625% due 05/15/2044	9,376	12,803
5.000% due 08/15/2045	5,917	8,570
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,130	21,170
3.350% due 12/15/2030	1,808	1,719
4.250% due 05/15/2034	2,100	2,254
Broadcom Corp. 3.875% due 01/15/2027	51,800	58,234
Broadcom, Inc.
3.459% due 09/15/2026	32,312	35,889
4.150% due 11/15/2030	5,250	6,081
4.250% due 04/15/2026	4,200	4,814
4.300% due 11/15/2032	6,950	8,253
5.000% due 04/15/2030	2,000	2,433
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,679
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	32,350	42,874
4.450% due 03/15/2043	69,500	93,640
4.900% due 04/01/2044	3,300	4,661
5.050% due 03/01/2041	11,900	16,606
5.750% due 05/01/2040	4,470	6,637
Cameron LNG LLC
3.302% due 01/15/2035	4,300	4,862
3.402% due 01/15/2038	16,300	17,803
Campbell Soup Co.
3.125% due 04/24/2050	15,700	16,615
4.150% due 03/15/2028	4,000	4,706
4.800% due 03/15/2048	400	535
Canadian Natural Resources Ltd. 6.450% due 06/30/2033	3,376	4,439
Canadian Pacific Railway Co. 6.125% due 09/15/2115	51,358	85,994
Carrier Global Corp.
3.377% due 04/05/2040	8,600	9,403
3.577% due 04/05/2050	15,500	17,234
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,784	4,390
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	10,816
Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	8,508
6.750% due 11/15/2039	16,900	22,344
Centene Corp. 4.625% due 12/15/2029	3,300	3,668
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,460
Central Nippon Expressway Co. Ltd.
0.774% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,005
2.091% due 09/14/2021	11,000	11,122
2.362% due 05/28/2021	18,500	18,657
Charter Communications Operating LLC
3.700% due 04/01/2051	6,700	6,971
3.750% due 02/15/2028	1,800	2,020
3.850% due 04/01/2061	36,700	36,985
4.200% due 03/15/2028	1,900	2,193
4.464% due 07/23/2022	2,175	2,294
4.500% due 02/01/2024	9,100	10,098
4.800% due 03/01/2050	46,200	55,217

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

5.050% due 03/30/2029	10,025	12,192
5.125% due 07/01/2049	49,500	60,418
5.375% due 05/01/2047	48,000	59,911
5.750% due 04/01/2048	19,200	25,142
6.384% due 10/23/2035	29,881	40,994
6.484% due 10/23/2045	38,419	54,555
6.834% due 10/23/2055	8,000	12,144
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	5,000	5,574
China Resources Gas Group Ltd. 4.500% due 04/05/2022	5,434	5,651
Citrix Systems, Inc.
3.300% due 03/01/2030	1,839	2,034
4.500% due 12/01/2027	4,100	4,825
Coca-Cola Co.
2.500% due 03/15/2051	21,100	21,805
2.750% due 06/01/2060	7,500	8,107
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	14,081
Comcast Corp.
2.650% due 02/01/2030	2,000	2,186
2.650% due 08/15/2062	20,400	20,424
2.800% due 01/15/2051	5,000	5,208
3.200% due 07/15/2036	1,300	1,479
3.450% due 02/01/2050	43,100	50,811
3.969% due 11/01/2047	57,110	71,532
3.999% due 11/01/2049	156,128	196,903
4.000% due 03/01/2048	12,260	15,428
4.500% due 01/15/2043	2,600	3,439
4.600% due 10/15/2038	5,400	7,116
4.650% due 07/15/2042	46,600	63,143
4.700% due 10/15/2048	10,000	13,934
4.750% due 03/01/2044	1,600	2,194
5.650% due 06/15/2035	5,900	8,473
7.050% due 03/15/2033	6,875	10,562
CommonSpirit Health
3.347% due 10/01/2029	10,000	10,995
4.187% due 10/01/2049	2,100	2,451
Conagra Brands, Inc.
4.600% due 11/01/2025	6,541	7,710
5.300% due 11/01/2038	7,431	9,947
5.400% due 11/01/2048	12,895	18,419
7.000% due 10/01/2028	1,800	2,429
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	14,805
4.500% due 05/09/2047	8,100	10,241
5.250% due 11/15/2048	3,500	4,925
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	4,296	4,357
Continental Resources, Inc. 4.900% due 06/01/2044 (i)	16,600	16,341
Corning, Inc. 5.450% due 11/15/2079	5,400	7,413
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,346
4.500% due 08/01/2047	28,470	35,041
5.625% due 10/18/2043	2,200	3,032
CoStar Group, Inc. 2.800% due 07/15/2030	6,700	6,969
Cox Communications, Inc.
2.950% due 10/01/2050	7,900	8,078
4.500% due 06/30/2043	21,841	27,518
4.600% due 08/15/2047	3,010	3,893
4.700% due 12/15/2042	12,190	15,766
4.800% due 02/01/2035	14,200	17,983
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	3,320
4.500% due 04/04/2048	9,490	11,981
CVS Health Corp.
3.625% due 04/01/2027	2,900	3,303
3.750% due 04/01/2030	4,900	5,706
4.125% due 04/01/2040	11,700	13,988
4.780% due 03/25/2038	1,559	1,970
5.050% due 03/25/2048	54,100	73,327
5.300% due 12/05/2043	7,100	9,618
CVS Pass-Through Trust
4.163% due 08/11/2036	8,944	9,910
5.773% due 01/10/2033	1,136	1,335
5.880% due 01/10/2028	2,873	3,257
5.926% due 01/10/2034	26,342	31,966
6.036% due 12/10/2028	1,290	1,499
6.943% due 01/10/2030	26,566	31,773
7.507% due 01/10/2032	68,288	83,960
8.353% due 07/10/2031	12,770	16,892
D.R. Horton, Inc. 4.375% due 09/15/2022	800	844

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Dell International LLC
4.900% due 10/01/2026	20,600	24,338
5.300% due 10/01/2029	38,900	47,673
5.450% due 06/15/2023	32,130	35,546
6.020% due 06/15/2026	86,700	105,909
8.100% due 07/15/2036	19,700	29,135
8.350% due 07/15/2046	40,150	60,742
Delta Air Lines, Inc.
2.900% due 10/28/2024	1,400	1,382
3.750% due 10/28/2029	3,900	3,782
4.500% due 10/20/2025	2,500	2,673
4.750% due 10/20/2028	3,150	3,441
7.000% due 05/01/2025	7,000	8,087
7.375% due 01/15/2026	13,550	15,488
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	5,200	6,564
8.750% due 06/15/2030	62,000	98,107
9.250% due 06/01/2032	250	421
Diamondback Energy, Inc. 4.750% due 05/31/2025	6,000	6,760
Discovery Communications LLC
4.000% due 09/15/2055	5,208	5,830
5.200% due 09/20/2047	26,300	34,261
Eastern Energy Gas Holdings LLC
4.600% due 12/15/2044	4,115	5,189
4.800% due 11/01/2043	800	1,029
Ecopetrol S.A. 7.375% due 09/18/2043	25,700	35,275
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	36,294
Embotelladora Andina S.A. 3.950% due 01/21/2050	3,600	4,050
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,709
7.375% due 10/15/2045	19,792	30,224
Enbridge, Inc.
3.700% due 07/15/2027	400	456
4.500% due 06/10/2044	10,948	12,799
Energy Transfer Operating LP
3.600% due 02/01/2023	4,256	4,460
4.050% due 03/15/2025	800	878
4.250% due 03/15/2023	8,906	9,472
4.500% due 04/15/2024	300	328
4.900% due 03/15/2035	21,073	23,239
5.000% due 05/15/2050	3,300	3,577
5.150% due 02/01/2043	26,785	28,456
5.150% due 03/15/2045	42,286	45,923
5.300% due 04/15/2047	20,590	22,995
5.800% due 06/15/2038	900	1,035
6.050% due 06/01/2041	1,900	2,227
6.125% due 12/15/2045	33,600	39,913
6.625% due 10/15/2036	11,177	13,593
Energy Transfer Partners LP
4.500% due 11/01/2023	500	541
5.000% due 10/01/2022	900	956
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,109
Entergy Louisiana LLC
2.900% due 03/15/2051	7,400	7,901
4.200% due 09/01/2048	1,410	1,838
5.000% due 07/15/2044	4,300	4,586
Enterprise Products Operating LLC
4.200% due 01/31/2050	16,068	18,911
4.450% due 02/15/2043	92,745	112,418
4.800% due 02/01/2049	3,575	4,520
4.850% due 08/15/2042	11,300	14,073
4.850% due 03/15/2044	42,362	52,632
4.875% due 08/16/2077 •	11,300	10,932
4.950% due 10/15/2054	500	637
5.100% due 02/15/2045	31,665	41,147
5.250% due 08/16/2077 •	7,101	7,209
5.700% due 02/15/2042	5,600	7,703
5.750% due 03/01/2035	13,761	17,399
5.950% due 02/01/2041	7,663	10,550
6.125% due 10/15/2039	5,000	6,960
6.450% due 09/01/2040	4,995	7,159
7.550% due 04/15/2038	2,850	4,353
EOG Resources, Inc. 4.950% due 04/15/2050	3,700	5,020
EQM Midstream Partners LP 4.000% due 08/01/2024	7,100	7,326
Equinor ASA
3.125% due 04/06/2030	4,400	4,995
3.625% due 04/06/2040	10,200	12,316
3.700% due 04/06/2050	12,000	14,490

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

ERAC USA Finance LLC 7.000% due 10/15/2037	9,200	14,277
Expedia Group, Inc.
3.250% due 02/15/2030	2,843	2,961
4.625% due 08/01/2027	4,600	5,143
FedEx Corp.
3.875% due 08/01/2042	765	894
4.550% due 04/01/2046	18,300	23,544
4.750% due 11/15/2045	6,250	8,134
4.950% due 10/17/2048	17,000	23,250
5.100% due 01/15/2044	14,941	20,182
Fiserv, Inc. 4.400% due 07/01/2049	30,000	40,186
Flex Ltd.
3.750% due 02/01/2026	4,600	5,149
4.875% due 05/12/2030	20,600	24,803
Ford Foundation
2.415% due 06/01/2050	3,800	3,885
2.815% due 06/01/2070	7,100	7,634
Ford Motor Co.
8.900% due 01/15/2032	9,209	12,501
9.980% due 02/15/2047	425	612
Fortune Brands Home & Security, Inc. 4.000% due 06/15/2025	2,700	3,057
Fox Corp. 5.576% due 01/25/2049	5,300	7,748
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	14,100	14,341
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	21,100	21,178
6.510% due 03/07/2022	36,075	38,340
General Electric Co.
4.125% due 10/09/2042	3,334	3,911
4.250% due 05/01/2040	25,300	29,911
4.350% due 05/01/2050	103,800	126,242
5.875% due 01/14/2038	24,551	33,295
6.150% due 08/07/2037	744	1,027
6.750% due 03/15/2032	1,289	1,808
6.875% due 01/10/2039	7,868	11,601
General Mills, Inc. 4.550% due 04/17/2038	3,200	4,121
General Motors Co. 5.150% due 04/01/2038	15,200	18,276
Gilead Sciences, Inc.
4.750% due 03/01/2046	6,200	8,218
4.800% due 04/01/2044	325	429
Glencore Finance Canada Ltd.
4.950% due 11/15/2021	7,800	8,114
5.550% due 10/25/2042	8,730	10,743
6.900% due 11/15/2037	100	138
Global Payments, Inc. 4.150% due 08/15/2049	4,400	5,426
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	9,170
5.125% due 03/31/2027	1,300	1,404
GNL Quintero S.A. 4.634% due 07/31/2029	5,000	5,577
GTL Trade Finance, Inc. 7.250% due 04/16/2044	5,200	7,485
GTP Acquisition Partners LLC 3.482% due 06/15/2050	7,500	8,064
Halliburton Co.
4.850% due 11/15/2035	10,400	12,141
5.000% due 11/15/2045	6,600	7,846
6.700% due 09/15/2038	1,130	1,503
7.450% due 09/15/2039	21,239	30,562
HCA, Inc.
4.500% due 02/15/2027	8,800	10,240
4.750% due 05/01/2023	6,500	7,091
5.250% due 06/15/2049	7,900	10,435
5.500% due 06/15/2047	23,062	30,805
Heineken NV
4.000% due 10/01/2042	1,366	1,660
4.350% due 03/29/2047	17,000	21,934
Hess Corp.
6.000% due 01/15/2040	9,135	11,299
7.300% due 08/15/2031	2,129	2,787
Home Depot, Inc. 4.400% due 03/15/2045	9,350	12,450
Howmet Aerospace, Inc. 5.900% due 02/01/2027	1,900	2,244
Humana, Inc.
3.950% due 03/15/2027	900	1,036
3.950% due 08/15/2049	11,800	14,439
8.150% due 06/15/2038	1,000	1,602

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030	3,500	4,154
Huntsman International LLC
4.500% due 05/01/2029	5,500	6,345
5.125% due 11/15/2022	16,151	17,272
IHS Markit Ltd.
4.250% due 05/01/2029	7,700	9,366
5.000% due 11/01/2022	9,301	9,959
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	209
3.500% due 07/26/2026	7,800	8,644
3.875% due 07/26/2029	7,100	7,961
4.250% due 07/21/2025	19,615	22,109
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	8,500	9,869
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	10,800	12,682
Intel Corp.
4.100% due 05/11/2047	2,065	2,635
4.950% due 03/25/2060	3,100	4,597
International Paper Co.
4.350% due 08/15/2048	6,900	9,037
4.400% due 08/15/2047	5,200	6,809
4.800% due 06/15/2044	12,450	16,755
6.000% due 11/15/2041	7,400	10,854
8.700% due 06/15/2038	9,455	16,010
JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,541	1,547
4.000% due 05/15/2034	13,500	14,630
Juniper Networks, Inc. 5.950% due 03/15/2041	46,478	61,295
Kaiser Foundation Hospitals 4.150% due 05/01/2047	14,300	18,674
Kansas City Southern
2.875% due 11/15/2029	3,200	3,474
3.500% due 05/01/2050	2,300	2,564
4.300% due 05/15/2043	5,000	5,889
4.700% due 05/01/2048	19,600	24,717
4.950% due 08/15/2045	24,795	31,735
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	7,000	8,529
4.985% due 05/25/2038	12,700	17,037
5.085% due 05/25/2048	5,800	8,205
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	12,274
5.000% due 08/15/2042	5,500	6,417
5.000% due 03/01/2043	34,835	40,687
5.625% due 09/01/2041	1,700	2,062
5.800% due 03/15/2035	10,942	13,770
6.375% due 03/01/2041	10,715	14,090
6.500% due 02/01/2037	12,219	15,848
6.500% due 09/01/2039	36,840	47,863
6.550% due 09/15/2040	30,300	39,642
6.950% due 01/15/2038	1,800	2,466
7.400% due 03/15/2031	5,000	6,725
7.500% due 11/15/2040	22,967	32,801
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,683
7.800% due 08/01/2031	2,000	2,869
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	15,546
6.375% due 07/15/2028	650	799
6.500% due 02/09/2040	87,238	118,067
6.750% due 03/15/2032	5,025	6,677
6.875% due 01/26/2039	3,900	5,410
7.125% due 08/01/2039	36,043	51,702
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,814
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	4,300	5,357
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,932
3.200% due 08/08/2024	7,700	8,160
3.500% due 08/18/2026	131,600	140,896
3.900% due 08/08/2029	24,592	26,454
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	2,900	2,711
Leidos, Inc.
2.300% due 02/15/2031	7,900	8,059
4.375% due 05/15/2030	2,000	2,398
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	13,066
Lennar Corp. 4.750% due 11/29/2027	3,899	4,613
Lenovo Group Ltd. 3.421% due 11/02/2030	20,100	21,142

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Level 3 Financing, Inc. 3.875% due 11/15/2029	11,700	13,020
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	3,023
4.500% due 05/15/2036	2,100	2,770
Lowe's Cos., Inc. 4.050% due 05/03/2047	4,540	5,684
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,728
Magellan Midstream Partners LP 3.950% due 03/01/2050	4,200	4,743
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,735
6.600% due 10/01/2037	3,700	4,571
Marathon Petroleum Corp. 6.500% due 03/01/2041	13,503	18,130
Marriott International, Inc.
2.875% due 03/01/2021	132	132
3.125% due 10/15/2021	1,700	1,723
3.500% due 10/15/2032	7,400	8,111
3.600% due 04/15/2024	10,500	11,197
4.625% due 06/15/2030	10,590	12,435
Marvell Technology Group Ltd. 4.875% due 06/22/2028	10,200	12,058
Masco Corp.
4.500% due 05/15/2047	5,647	7,094
6.500% due 08/15/2032	3,614	4,833
7.750% due 08/01/2029	2,539	3,540
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,930
McDonald's Corp. 3.625% due 09/01/2049	16,800	19,753
Medtronic, Inc. 4.625% due 03/15/2045	1,623	2,303
Merck & Co., Inc.
2.350% due 06/24/2040	1,000	1,036
4.000% due 03/07/2049	13,000	17,159
Micron Technology, Inc.
4.663% due 02/15/2030	23,800	29,236
5.327% due 02/06/2029	18,500	23,161
Microsoft Corp.
2.525% due 06/01/2050	2,500	2,637
2.675% due 06/01/2060	32,710	35,538
3.700% due 08/08/2046	56,071	71,120
Mondelez International, Inc. 2.625% due 09/04/2050	2,700	2,723
Moody's Corp.
2.550% due 08/18/2060	3,500	3,289
3.250% due 05/20/2050	1,500	1,670
4.875% due 12/17/2048	9,000	12,392
5.250% due 07/15/2044	4,144	5,739
Motorola Solutions, Inc.
2.300% due 11/15/2030	28,600	29,174
5.500% due 09/01/2044	5,686	7,246
MPLX LP
3.500% due 12/01/2022	2,525	2,653
4.900% due 04/15/2058	19,120	22,768
5.200% due 03/01/2047	5,000	6,087
5.200% due 12/01/2047	2,100	2,543
5.500% due 02/15/2049	2,630	3,463
Mylan, Inc.
3.125% due 01/15/2023	700	735
4.200% due 11/29/2023	4,461	4,882
5.200% due 04/15/2048	22,800	30,091
5.400% due 11/29/2043	1,900	2,514
NBCUniversal Media LLC
4.450% due 01/15/2043	31,300	41,019
5.950% due 04/01/2041	52,000	79,489
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	22,905	31,874
Newell Brands, Inc. 5.875% due 04/01/2036	2,309	2,811
Newmont Corp.
5.450% due 06/09/2044	31,100	44,182
6.250% due 10/01/2039	11,710	17,814
Norfolk Southern Corp.
3.155% due 05/15/2055	19,059	20,850
3.942% due 11/01/2047	6,494	7,942
4.050% due 08/15/2052	7,010	8,933
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	15,758
4.300% due 01/15/2049	22,200	27,026
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	11,602
4.030% due 10/15/2047	3,484	4,372

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	17,082
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	9,841	9,115
Nutrition & Biosciences, Inc. 2.300% due 11/01/2030	19,000	19,576
NVIDIA Corp. 3.700% due 04/01/2060	3,500	4,508
NVR, Inc. 3.000% due 05/15/2030	7,900	8,648
NXP BV
3.150% due 05/01/2027	1,800	1,985
3.875% due 09/01/2022	21,118	22,262
4.625% due 06/01/2023	28,016	30,638
5.350% due 03/01/2026	10,000	12,061
5.550% due 12/01/2028	2,200	2,807
Occidental Petroleum Corp.
2.900% due 08/15/2024	3,500	3,374
7.000% due 11/15/2027	1,000	1,011
7.150% due 05/15/2028	14,050	14,296
7.500% due 05/01/2031	8,974	10,028
7.875% due 09/15/2031	2,400	2,686
7.950% due 06/15/2039	28,980	32,295
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(e)	4,491	29
ONEOK Partners LP
6.125% due 02/01/2041	27,327	32,879
6.200% due 09/15/2043	47,644	58,050
6.650% due 10/01/2036	4,765	6,027
6.850% due 10/15/2037	8,494	10,960
Oracle Corp.
3.600% due 04/01/2040	22,300	26,149
3.600% due 04/01/2050	36,400	42,510
3.800% due 11/15/2037	8,405	10,152
3.850% due 07/15/2036	1,500	1,811
3.850% due 04/01/2060	50,560	62,178
4.000% due 07/15/2046	15,350	18,842
4.000% due 11/15/2047	64,510	79,698
4.125% due 05/15/2045	5,100	6,306
4.500% due 07/08/2044	1,400	1,827
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	9,451
Otis Worldwide Corp. 3.362% due 02/15/2050	6,400	7,418
Ovintiv, Inc.
5.150% due 11/15/2041	1,581	1,500
7.200% due 11/01/2031	11,096	13,136
7.375% due 11/01/2031	4,600	5,463
Owens Corning
4.300% due 07/15/2047	24,181	29,115
4.400% due 01/30/2048	24,550	29,616
7.000% due 12/01/2036	246	351
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	15,981
6.000% due 04/07/2023	19,900	21,774
Packaging Corp. of America 4.050% due 12/15/2049	9,600	11,918
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,965
Penske Truck Leasing Co. LP
4.125% due 08/01/2023	2,143	2,330
4.250% due 01/17/2023	7,204	7,742
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	14,800	15,841
Pertamina Persero PT
6.000% due 05/03/2042	5,000	6,438
6.450% due 05/30/2044	5,700	7,781
Petroleos Mexicanos
6.350% due 02/12/2048	95,153	86,423
6.500% due 03/13/2027	1,600	1,688
6.750% due 09/21/2047	103,726	97,410
6.840% due 01/23/2030	9,900	10,380
6.950% due 01/28/2060	16,584	15,603
7.690% due 01/23/2050	43,624	44,060
Petronas Capital Ltd. 4.550% due 04/21/2050	400	536
Pfizer, Inc.
4.200% due 09/15/2048	600	807
4.300% due 06/15/2043	400	525
4.400% due 05/15/2044	3,900	5,217
5.600% due 09/15/2040	33,365	48,974
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	2,208
4.125% due 03/04/2043	2,575	3,157
4.250% due 11/10/2044	26,000	32,748
4.375% due 11/15/2041	11,100	13,876

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.875% due 11/15/2043	2,500	3,358
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	31,051
Prosus NV
3.680% due 01/21/2030	1,600	1,744
3.832% due 02/08/2051	12,300	12,082
4.027% due 08/03/2050	4,000	4,202
PulteGroup, Inc.
5.000% due 01/15/2027	2,000	2,364
5.500% due 03/01/2026	3,275	3,903
Quanta Services, Inc. 2.900% due 10/01/2030	6,900	7,400
QVC, Inc.
4.375% due 03/15/2023	5,558	5,847
4.850% due 04/01/2024	4,800	5,190
5.950% due 03/15/2043	28,765	30,347
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,855
6.332% due 09/30/2027	3,535	4,155
Raytheon Technologies Corp.
3.125% due 07/01/2050	1,715	1,891
4.050% due 05/04/2047	7,100	8,845
4.350% due 04/15/2047	2,900	3,818
4.450% due 11/16/2038	6,200	7,818
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	6,600	6,507
2.800% due 09/15/2050	5,200	5,059
Reynolds American, Inc.
5.850% due 08/15/2045	21,048	26,935
6.150% due 09/15/2043	10,920	14,148
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	28,332
Rogers Communications, Inc. 3.700% due 11/15/2049 (i)	2,200	2,603
Royalty Pharma PLC
3.300% due 09/02/2040	12,900	13,584
3.550% due 09/02/2050	17,900	19,142
S&P Global, Inc.
2.300% due 08/15/2060	5,900	5,616
3.250% due 12/01/2049	3,200	3,739
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	27,782
4.500% due 05/15/2030	26,265	31,151
5.000% due 03/15/2027	36,700	43,290
5.625% due 03/01/2025	300	350
5.750% due 05/15/2024	8,950	10,235
5.875% due 06/30/2026	7,556	9,140
6.250% due 03/15/2022	6,500	6,843
Sands China Ltd.
4.375% due 06/18/2030	18,400	20,552
5.125% due 08/08/2025	29,800	33,499
5.400% due 08/08/2028	35,300	41,432
Saudi Arabian Oil Co.
3.250% due 11/24/2050	18,600	18,863
3.500% due 11/24/2070	19,500	19,743
Seagate HDD Cayman
4.125% due 01/15/2031	5,000	5,354
5.750% due 12/01/2034	300	354
Siemens Financieringsmaatschappij NV 4.200% due 03/16/2047	3,800	5,083
Southern Co.
3.700% due 04/30/2030	10,100	11,708
4.250% due 07/01/2036	9,300	11,421
4.400% due 07/01/2046	19,705	24,809
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	11,977
Southwest Airlines Co.
4.750% due 05/04/2023	6,470	7,034
5.250% due 05/04/2025	7,465	8,651
Spirit AeroSystems, Inc.
1.017% (US0003M + 0.800%) due 06/15/2021 ~	2,700	2,666
3.850% due 06/15/2026	2,400	2,530
4.600% due 06/15/2028	800	792
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	5,073	4,843
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,145	2,169
5.152% due 09/20/2029	22,100	25,636
Standard Industries, Inc.
4.750% due 01/15/2028	18,600	19,600
5.000% due 02/15/2027	2,380	2,492
Starbucks Corp.
3.500% due 11/15/2050	20,358	23,408
4.450% due 08/15/2049	2,000	2,638
Stryker Corp. 2.900% due 06/15/2050	18,500	19,654

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Suncor Energy, Inc. 6.500% due 06/15/2038	100	139
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,086
4.950% due 01/15/2043	27,800	28,807
Sutter Health
3.161% due 08/15/2040	1,950	2,073
3.361% due 08/15/2050	2,600	2,833
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	16,380
7.000% due 03/16/2047	21,520	28,740
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,276
Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,527
4.441% due 04/24/2023	1,000	1,050
4.892% due 04/24/2025	7,450	7,999
5.676% due 04/24/2048	13,575	14,137
Sysco Corp. 6.600% due 04/01/2050	7,200	11,090
T-Mobile USA, Inc.
2.050% due 02/15/2028	16,100	16,767
2.550% due 02/15/2031	9,500	9,988
3.300% due 02/15/2051	24,900	25,665
3.600% due 11/15/2060	27,900	29,666
3.750% due 04/15/2027	14,400	16,413
3.875% due 04/15/2030	13,195	15,296
4.375% due 04/15/2040	18,700	22,840
4.500% due 04/15/2050	40,300	49,781
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	4,800	5,116
3.375% due 07/09/2060	22,700	25,189
Teck Resources Ltd. 6.125% due 10/01/2035	10,000	12,899
Telefonica Emisiones S.A.
4.665% due 03/06/2038	2,970	3,588
4.895% due 03/06/2048	20,230	25,455
5.213% due 03/08/2047	18,400	23,758
5.520% due 03/01/2049	13,300	17,948
7.045% due 06/20/2036	15,097	22,543
Tencent Holdings Ltd.
3.240% due 06/03/2050	14,300	14,830
3.290% due 06/03/2060	13,300	13,825
3.925% due 01/19/2038	2,000	2,297
3.975% due 04/11/2029	26,500	30,215
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,800	5,140
7.625% due 04/01/2037	320	453
Tesco PLC 6.150% due 11/15/2037	1,795	2,326
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	8,137	8,132
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	389	389
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	445
Thomson Reuters Corp. 5.650% due 11/23/2043	23,336	31,663
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	21,679
5.500% due 09/01/2041	14,800	19,054
5.875% due 11/15/2040	5,000	6,687
6.550% due 05/01/2037	7,306	10,029
6.750% due 06/15/2039	52,495	74,802
7.300% due 07/01/2038	2,080	3,086
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,319
8.375% due 07/15/2033	18,420	28,515
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,682	6,208
Total Capital International S.A.
3.386% due 06/29/2060	17,700	20,139
3.461% due 07/12/2049	6,875	8,006
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,446
4.875% due 05/15/2048	27,100	35,045
6.200% due 10/15/2037	3,484	4,857
7.250% due 08/15/2038	1,075	1,627
7.625% due 01/15/2039	10,020	15,625
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	26,313
5.400% due 08/15/2041	4,330	5,511
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	3,608
TTX Co. 4.600% due 02/01/2049	3,700	4,921

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Tyson Foods, Inc.
4.550% due 06/02/2047		1,000	1,328
4.875% due 08/15/2034		940	1,233
5.100% due 09/28/2048		6,200	8,926
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		6,270	5,822
4.625% due 12/03/2026		2,368	2,119
7.125% due 04/22/2025		1,770	1,630
Union Pacific Corp.
2.973% due 09/16/2062		14,600	15,308
3.250% due 02/05/2050		6,600	7,524
3.550% due 08/15/2039		2,800	3,241
3.750% due 02/05/2070		9,500	11,520
3.839% due 03/20/2060		90	112
3.950% due 08/15/2059		3,700	4,599
4.100% due 09/15/2067		4,347	5,472
4.375% due 11/15/2065		12,500	16,433
United Airlines Pass-Through Trust
3.100% due 01/07/2030		28,870	29,324
3.100% due 04/07/2030		3,562	3,367
3.450% due 06/01/2029		2,425	2,436
3.450% due 01/07/2030		895	887
3.500% due 09/01/2031		4,360	4,343
3.750% due 03/03/2028		5,529	5,633
4.000% due 10/11/2027		12,330	12,506
4.150% due 02/25/2033		9,436	9,885
4.300% due 02/15/2027		12,819	12,985
4.550% due 08/25/2031		14,827	14,572
5.875% due 04/15/2029		45,000	48,745
UnitedHealth Group, Inc.
3.125% due 05/15/2060		10,600	12,306
3.500% due 08/15/2039		4,600	5,472
3.700% due 08/15/2049		7,300	9,152
3.750% due 10/15/2047		6,400	7,965
3.875% due 08/15/2059		6,400	8,286
4.625% due 11/15/2041		14,000	19,193
4.750% due 07/15/2045		10,099	14,244
5.800% due 03/15/2036		300	449
5.950% due 02/15/2041		4,700	7,263
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		4,853	6,358
Vale Overseas Ltd.
3.750% due 07/08/2030		3,800	4,231
6.250% due 08/10/2026		28,600	35,507
6.875% due 11/21/2036		22,806	33,482
6.875% due 11/10/2039		13,333	19,880
Vale S.A. 3.750% due 01/10/2023	EUR	8,000	10,435
Valero Energy Corp. 4.000% due 04/01/2029		$10,000	11,253
Verisk Analytics, Inc. 3.625% due 05/15/2050		11,900	13,870
ViacomCBS, Inc.
4.850% due 07/01/2042		13,334	16,478
4.900% due 08/15/2044		4,027	5,030
7.875% due 07/30/2030		7,800	11,657
VMware, Inc.
3.900% due 08/21/2027		18,200	20,536
4.500% due 05/15/2025		2,900	3,322
4.650% due 05/15/2027		7,000	8,199
4.700% due 05/15/2030		25,900	31,190
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		1,900	2,090
Walgreen Co. 4.400% due 09/15/2042		2,000	2,176
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		1,700	1,931
Walt Disney Co.
2.750% due 09/01/2049		22,900	24,229
3.500% due 05/13/2040		10,100	11,873
3.600% due 01/13/2051		14,900	18,086
3.800% due 05/13/2060		76,500	97,200
4.750% due 09/15/2044		6,000	8,237
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		9,100	9,519
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	4,553
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		16,000	20,553
Western Digital Corp. 4.750% due 02/15/2026 (i)		9,300	10,288
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		4,690	5,569
Whirlpool Corp. 5.150% due 03/01/2043		21,075	27,182

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Williams Cos., Inc. 8.750% due 03/15/2032		2,610	3,821
Woodside Finance Ltd.
3.650% due 03/05/2025		2,400	2,590
4.500% due 03/04/2029		6,700	7,485
4.600% due 05/10/2021		1,100	1,104
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	10,720
5.500% due 03/01/2025		24,650	25,800
Yale University 2.402% due 04/15/2050		6,900	7,164
Yara International ASA
3.148% due 06/04/2030		6,300	6,829
4.750% due 06/01/2028		5,900	7,002
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,902
4.450% due 08/15/2045		2,600	3,051
Zoetis, Inc.
3.950% due 09/12/2047		9,000	11,214
4.450% due 08/20/2048		7,500	10,078
4.700% due 02/01/2043		9,069	12,419
			12,161,072
UTILITIES 14.6%
AEP Texas, Inc. 4.150% due 05/01/2049		8,900	11,038
AES Corp. 3.950% due 07/15/2030		7,000	7,926
Alabama Power Co.
3.450% due 10/01/2049		3,500	4,130
3.850% due 12/01/2042		2,950	3,622
4.300% due 07/15/2048		8,700	11,644
5.200% due 06/01/2041		200	273
Ameren Illinois Co.
3.250% due 03/15/2050		2,600	3,050
3.700% due 12/01/2047		3,700	4,548
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	16,428
American Water Capital Corp.
3.750% due 09/01/2047		5,000	6,135
4.300% due 12/01/2042		8,700	11,349
6.593% due 10/15/2037		150	234
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,953
5.800% due 10/01/2035		2,176	3,028
6.375% due 04/01/2036		5,146	7,229
6.700% due 08/15/2037		3,600	5,116
7.000% due 04/01/2038		2,978	4,590
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	15,920
3.500% due 12/01/2049		7,100	8,522
4.500% due 04/01/2042		3,500	4,518
AT&T, Inc.
3.150% due 09/04/2036	EUR	4,500	6,975
3.300% due 02/01/2052		$28,600	28,358
3.500% due 09/15/2053		113,397	113,403
3.500% due 02/01/2061		45,550	45,369
3.550% due 09/15/2055		139,782	139,315
3.650% due 06/01/2051		15,500	16,231
3.650% due 09/15/2059		264,041	265,358
3.800% due 12/01/2057		201,180	209,782
3.850% due 06/01/2060		10,020	10,525
8.750% due 11/15/2031		265	414
Atmos Energy Corp. 4.300% due 10/01/2048		16,900	22,597
Berkshire Hathaway Energy Co.
2.850% due 05/15/2051		11,600	11,945
4.450% due 01/15/2049		27,790	37,003
4.500% due 02/01/2045		580	736
6.125% due 04/01/2036		5,754	8,517
BG Energy Capital PLC 5.125% due 10/15/2041		31,445	41,420
Black Hills Corp. 4.200% due 09/15/2046		324	400
Boston Gas Co. 4.487% due 02/15/2042		7,784	9,887
British Telecommunications PLC 9.625% due 12/15/2030		22,575	37,459
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	9,942
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	4,779
4.250% due 02/01/2049		4,200	5,574
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	469

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Cleco Power LLC 6.000% due 12/01/2040	18,175	23,993
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036	7,000	8,564
CMS Energy Corp. 4.700% due 03/31/2043	3,837	4,954
CNOOC Finance Ltd.
3.000% due 05/09/2023	20,750	21,596
3.875% due 05/02/2022	10,900	11,296
CNOOC Finance ULC 4.250% due 04/30/2024	42,750	46,480
Commonwealth Edison Co. 3.000% due 03/01/2050	3,200	3,495
Connecticut Light & Power Co.
4.000% due 04/01/2048	1,300	1,685
4.300% due 04/15/2044	13,009	16,960
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	14,800	15,066
3.950% due 04/01/2050	3,400	4,148
4.125% due 05/15/2049	18,110	22,408
4.200% due 03/15/2042	5,000	6,082
4.500% due 05/15/2058	16,310	21,561
4.625% due 12/01/2054	2,285	3,047
5.500% due 12/01/2039	4,900	6,729
5.700% due 06/15/2040	4,900	6,846
Consumers Energy Co.
4.050% due 05/15/2048	8,100	10,617
4.100% due 11/15/2045	2,150	2,681
4.350% due 04/15/2049	14,000	19,355
Dayton Power & Light Co. 3.950% due 06/15/2049	12,500	14,550
Deutsche Telekom AG 3.625% due 01/21/2050	12,900	14,869
DTE Electric Co.
2.950% due 03/01/2050	4,100	4,573
3.950% due 06/15/2042	500	596
4.300% due 07/01/2044	9,150	11,833
Duke Energy Carolinas LLC
3.200% due 08/15/2049	17,700	20,150
3.700% due 12/01/2047	15,355	18,542
3.750% due 06/01/2045	4,358	5,266
3.875% due 03/15/2046	934	1,150
3.950% due 03/15/2048	9,915	12,441
4.000% due 09/30/2042	3,500	4,331
4.250% due 12/15/2041	16,400	20,920
Duke Energy Corp.
3.750% due 09/01/2046	17,850	20,805
3.950% due 08/15/2047	4,670	5,684
4.200% due 06/15/2049	5,000	6,377
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	9,788
5.650% due 04/01/2040	6,000	8,771
Duke Energy Indiana LLC 4.900% due 07/15/2043	105	144
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	25,200
3.600% due 09/15/2047	44,900	54,404
4.100% due 03/15/2043	6,026	7,499
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,833
E.ON International Finance BV 6.650% due 04/30/2038	3,020	4,512
Electricite de France S.A.
4.875% due 01/22/2044	9,140	11,558
4.950% due 10/13/2045	14,855	19,110
5.000% due 09/21/2048	6,300	8,327
6.000% due 01/22/2114	17,338	25,064
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	14,474
Enable Midstream Partners LP
4.400% due 03/15/2027	800	808
5.000% due 05/15/2044	21,573	20,842
Enel Finance International NV
3.625% due 05/25/2027	7,900	8,974
4.625% due 09/14/2025	4,500	5,242
4.750% due 05/25/2047	47,580	63,358
Entergy Corp. 3.750% due 06/15/2050	17,000	19,746
Entergy Texas, Inc. 4.500% due 03/30/2039	4,000	5,057
Evergy Kansas Central, Inc. 3.450% due 04/15/2050	8,300	9,801
Eversource Energy 3.350% due 03/15/2026	2,838	3,165
Exelon Corp.
4.700% due 04/15/2050	500	666

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

5.625% due 06/15/2035		7,000	9,471
Exelon Generation Co. LLC
5.600% due 06/15/2042		21,564	24,580
6.250% due 10/01/2039		13,115	15,847
FirstEnergy Corp.
2.250% due 09/01/2030		6,392	6,187
3.400% due 03/01/2050		15,400	14,805
4.850% due 07/15/2047		700	871
FirstEnergy Transmission LLC
4.350% due 01/15/2025		10,846	11,829
4.550% due 04/01/2049		2,969	3,467
5.450% due 07/15/2044		10,100	12,816
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	23,306
4.050% due 10/01/2044		4,200	5,399
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		19,050	19,998
6.000% due 11/27/2023		22,325	24,983
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,971
3.125% due 11/17/2023		10,700	13,941
4.250% due 04/06/2024	GBP	12,600	18,406
5.150% due 02/11/2026		$24,500	27,982
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		25,000	25,899
Idaho Power Co. 4.850% due 08/15/2040		9,000	11,656
Indiana Michigan Power Co.
4.250% due 08/15/2048		5,000	6,469
4.550% due 03/15/2046		500	655
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	7,305
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		600	695
Jersey Central Power & Light Co. 6.150% due 06/01/2037		8,562	11,005
Kentucky Utilities Co.
3.300% due 06/01/2050		6,400	7,253
4.375% due 10/01/2045		7,100	9,233
5.125% due 11/01/2040		14,500	20,055
Louisville Gas & Electric Co. 4.250% due 04/01/2049		7,900	10,201
Metropolitan Edison Co. 3.500% due 03/15/2023		1,900	1,983
MidAmerican Energy Co.
3.650% due 08/01/2048		6,000	7,350
3.950% due 08/01/2047		8,262	10,384
4.250% due 07/15/2049		1,800	2,417
4.400% due 10/15/2044		500	650
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	12,800
Mississippi Power Co. 4.250% due 03/15/2042		7,400	8,957
Monongahela Power Co. 5.400% due 12/15/2043		3,000	4,068
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	9,318
New York State Electric & Gas Corp. 3.300% due 09/15/2049		6,800	7,354
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		5,100	6,012
NGPL PipeCo LLC 7.768% due 12/15/2037		1,100	1,490
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		3,850	4,736
NiSource, Inc.
3.950% due 03/30/2048		7,200	8,860
4.375% due 05/15/2047		14,845	18,866
5.650% due 02/01/2045		6,240	8,989
5.800% due 02/01/2042		6,723	9,429
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		22,300	23,542
NSTAR Electric Co. 4.400% due 03/01/2044		1,500	1,967
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		629	604
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		7,421	1,948
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		893	846
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		6,630	928
Oglethorpe Power Corp.
3.750% due 08/01/2050		12,100	13,039
5.050% due 10/01/2048		30,000	38,158
5.250% due 09/01/2050		25,000	31,021

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,755
8.250% due 10/15/2038		1,000	1,522
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040		4,000	5,688
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		7,500	8,630
4.100% due 11/15/2048		2,000	2,593
5.250% due 09/30/2040		15,100	21,538
5.300% due 06/01/2042		600	859
7.250% due 01/15/2033		3,400	5,266
7.500% due 09/01/2038		2,590	4,319
ONEOK, Inc.
4.000% due 07/13/2027		2,730	3,047
4.950% due 07/13/2047		4,900	5,475
5.200% due 07/15/2048		69,923	81,618
Orange S.A. 9.000% due 03/01/2031		11,250	18,510
Pacific Gas & Electric Co.
2.100% due 08/01/2027		3,700	3,760
2.500% due 02/01/2031		16,900	16,943
2.950% due 03/01/2026		300	318
3.150% due 01/01/2026		25,332	27,014
3.300% due 12/01/2027		8,000	8,551
3.300% due 08/01/2040 (i)		17,700	17,687
3.400% due 08/15/2024		1,000	1,065
3.450% due 07/01/2025		5,564	6,033
3.500% due 08/01/2050		65,288	65,035
3.750% due 02/15/2024		1,800	1,921
3.750% due 07/01/2028		4,564	4,990
3.750% due 08/15/2042		900	907
3.950% due 12/01/2047		11,200	11,620
4.000% due 12/01/2046		22,370	23,288
4.250% due 03/15/2046		22,034	23,703
4.500% due 07/01/2040		18,560	20,745
4.500% due 12/15/2041		22,000	23,037
4.550% due 07/01/2030		7,426	8,467
4.650% due 08/01/2028		17,000	19,433
4.750% due 02/15/2044		100	113
4.950% due 07/01/2050		17,524	20,900
PacifiCorp
3.300% due 03/15/2051		16,000	18,409
4.125% due 01/15/2049		6,400	8,229
PECO Energy Co.
2.800% due 06/15/2050		6,500	6,923
4.150% due 10/01/2044		8,900	11,495
4.800% due 10/15/2043		1,185	1,584
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,409	3,052
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	20,718
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/2050		$9,095	10,163
Plains All American Pipeline LP
3.650% due 06/01/2022		6,271	6,459
4.500% due 12/15/2026		550	616
6.700% due 05/15/2036		2,533	2,952
PPL Electric Utilities Corp.
3.000% due 10/01/2049		18,200	19,856
5.200% due 07/15/2041		5,500	7,425
Progress Energy, Inc.
6.000% due 12/01/2039		700	993
7.750% due 03/01/2031		13,091	19,514
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	14,499
4.875% due 07/17/2049		11,200	12,777
Public Service Co. of Colorado
3.200% due 03/01/2050		10,500	12,175
3.950% due 03/15/2043		1,500	1,848
4.100% due 06/15/2048		4,000	5,202
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	5,716
Public Service Co. of Oklahoma 6.625% due 11/15/2037		1,135	1,672
Puget Energy, Inc. 4.100% due 06/15/2030		6,500	7,360
Puget Sound Energy, Inc.
4.223% due 06/15/2048		3,800	4,863
5.764% due 07/15/2040		8,200	11,532
Rio Oil Finance Trust 9.750% due 01/06/2027		16,757	19,438
San Diego Gas & Electric Co.
3.320% due 04/15/2050		10,305	11,750
3.750% due 06/01/2047		1,550	1,818
3.950% due 11/15/2041		1,968	2,268
4.100% due 06/15/2049		14,172	17,707

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.150% due 05/15/2048	12,140	15,294
4.500% due 08/15/2040	2,600	3,314
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	54,700	69,788
5.500% due 04/08/2044	37,700	50,306
Sempra Energy
3.250% due 06/15/2027	3,300	3,696
3.400% due 02/01/2028	1,000	1,141
4.000% due 02/01/2048	8,424	10,038
6.000% due 10/15/2039	15,145	21,740
Shell International Finance BV
3.250% due 04/06/2050	6,890	7,818
3.625% due 08/21/2042	3,900	4,558
4.000% due 05/10/2046	400	504
4.125% due 05/11/2035	17,800	22,277
4.550% due 08/12/2043	11,450	15,218
Southern California Edison Co.
3.700% due 08/01/2025	5,000	5,612
3.900% due 12/01/2041	42,994	46,358
3.900% due 03/15/2043	6,655	7,552
4.000% due 04/01/2047	95,850	112,590
4.050% due 03/15/2042	3,834	4,402
4.125% due 03/01/2048	16,291	19,470
4.500% due 09/01/2040	445	537
4.650% due 10/01/2043	34,205	42,449
5.750% due 04/01/2035	2,073	2,866
6.000% due 01/15/2034	900	1,254
6.050% due 03/15/2039	17,000	23,087
6.650% due 04/01/2029	6,995	8,813
Southern California Gas Co.
3.750% due 09/15/2042	4,900	5,846
3.950% due 02/15/2050	8,127	10,178
4.300% due 01/15/2049	4,942	6,491
5.125% due 11/15/2040	1,300	1,796
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	13,849
5.875% due 03/15/2041	7,500	10,941
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	977
3.850% due 02/01/2048	20,000	23,600
6.200% due 03/15/2040	14,340	21,049
Southwestern Public Service Co. 6.000% due 10/01/2036	2,000	2,736
Tampa Electric Co. 4.450% due 06/15/2049	18,500	24,256
Telefonica Europe BV 8.250% due 09/15/2030	17,650	26,975
Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	25,983
3.000% due 11/20/2060	5,100	5,135
3.850% due 11/01/2042	14,860	17,633
4.522% due 09/15/2048	37,092	48,373
4.672% due 03/15/2055	137,984	185,428
4.862% due 08/21/2046	11,470	15,502
5.012% due 04/15/2049	2,291	3,178
5.012% due 08/21/2054	29,600	41,458
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,000	1,006
3.800% due 09/15/2047	7,900	9,769
4.600% due 12/01/2048	855	1,201
6.000% due 05/15/2037	400	586
Vodafone Group PLC
4.375% due 02/19/2043	3,300	4,091
4.875% due 06/19/2049	33,355	44,595
5.125% due 06/19/2059	28,800	39,750
5.250% due 05/30/2048	24,100	33,531
6.150% due 02/27/2037	668	964
6.250% due 11/30/2032	2,650	3,635
7.000% due 04/04/2079 •(i)	5,700	7,098
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,684
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	20,250
5.700% due 12/01/2036	220	311
Wisconsin Public Service Corp. 3.300% due 09/01/2049	3,100	3,574
		4,401,179
Total Corporate Bonds & Notes (Cost $ 20,124,129)		23,604,455
MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	11,733

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	8,282
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	650	804
6.907% due 10/01/2050	28,895	53,421
7.043% due 04/01/2050	15,775	28,924
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,387
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,910
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,436
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	25,357
7.500% due 04/01/2034	4,840	8,074
7.550% due 04/01/2039	12,135	21,332
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	13,162
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	13,503
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	3,075
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	15,727
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	32,371
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	6,780
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,829
7.618% due 08/01/2040	5,200	8,840
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	746
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,289
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	147
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	3,058
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,433
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	773
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	15,143
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	16,370
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,979
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	40,791
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,764
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	676
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,817
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	6,213
4.858% due 05/15/2112	14,500	20,869
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	795	1,119
		409,134
FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	6,600	6,855
2.154% due 07/01/2030	41,800	44,020
		50,875
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,352	3,582
6.655% due 04/01/2057	43,289	67,004
		70,586
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,254
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	23,736

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	996	1,081
7.750% due 01/01/2042	4,859	6,223
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,965	2,133
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,833
		38,260
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,687
MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	4,043
MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	15,678
2.562% due 04/01/2050	7,000	7,450
		23,128
NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	24,531
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	7,488
NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	24,222
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	9,451
5.508% due 08/01/2037	800	1,101
5.572% due 11/01/2038	9,000	12,257
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,601
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	627
5.389% due 03/15/2040	200	279
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,449
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	12,110
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	718
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	279
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	112,153
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,143
		181,390
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,482
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	76,567
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,473
7.734% due 02/15/2033	7,325	10,920
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	98
		90,540
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,461
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	19,549
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	20,646

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	8,846
		49,041
VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,980
Total Municipal Bonds & Notes (Cost $703,025)		970,144
U.S. GOVERNMENT AGENCIES 8.7%
Freddie Mac
3.903% due 08/15/2032 ~	4	5
4.324% due 10/25/2052 ~	19,144	22,875
Ginnie Mae
4.500% due 09/15/2033	9	11
8.500% due 09/15/2030	4	4
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	14,072	15,288
4.000% due 10/01/2040 - 08/01/2049	2,451	2,626
4.000% due 09/01/2046	127	137
6.000% due 01/01/2023 - 06/01/2038	5	5
7.000% due 11/01/2026	6	6
8.500% due 08/01/2026	0	1
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	7,950	8,230
2.500% due 01/01/2051 - 03/01/2051	576,820	606,162
3.000% due 01/01/2051 - 02/01/2051	698,090	731,602
3.500% due 01/01/2051 - 02/01/2051	1,154,886	1,220,948
4.000% due 01/01/2051	2,250	2,403
4.000% due 02/01/2051	5,000	5,347
Total U.S. Government Agencies (Cost $2,605,705)		2,615,650
U.S. TREASURY OBLIGATIONS 18.9%
U.S. Treasury Bonds
1.250% due 05/15/2050 (i)	164,084	148,560
1.375% due 08/15/2050	184,123	172,097
1.625% due 11/15/2050 (i)	507,280	504,387
2.250% due 08/15/2049 (i)	153,372	175,204
2.375% due 11/15/2049 (i)(k)	352,670	413,547
2.500% due 02/15/2045 (i)(k)(m)	188,518	224,454
2.500% due 02/15/2046 (i)(k)	213,985	255,219
2.500% due 05/15/2046 (i)(k)(m)	342,000	407,888
2.750% due 11/15/2042 (i)	43,000	53,201
2.750% due 08/15/2047 (i)(k)(m)	216,500	270,963
2.750% due 11/15/2047 (i)(k)	100,512	125,919
2.875% due 05/15/2043 (i)(k)(m)	23,850	30,107
2.875% due 08/15/2045 (i)(k)(m)	105,207	133,642
2.875% due 05/15/2049 (i)	829,392	1,068,944
3.000% due 05/15/2045 (i)(k)(m)	231,583	299,990
3.000% due 08/15/2048 (i)(k)(m)	312,064	409,816
3.000% due 02/15/2049 (k)	121,228	159,633
3.125% due 02/15/2043 (i)(k)	196,900	257,885
3.125% due 05/15/2048 (i)(k)(m)	242,485	324,949
3.625% due 02/15/2044 (i)	61,900	87,523
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (k)	296	326
0.375% due 01/15/2027 (k)	485	541
0.500% due 01/15/2028 (k)	1,024	1,161
0.625% due 01/15/2026 (k)	16,382	18,291
1.000% due 02/15/2049	23,706	33,421
1.750% due 01/15/2028 (k)	15,412	18,911
2.375% due 01/15/2027 (k)	28,082	34,923
2.500% due 01/15/2029 (k)	25,589	33,628
3.875% due 04/15/2029 (k)	950	1,370
Total U.S. Treasury Obligations (Cost $4,636,930)		5,666,500
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	24,228
BCAP LLC Trust
0.650% due 05/26/2035 •	77	76
1.584% due 11/26/2046 •	69	70
Countrywide Home Loan Mortgage Pass-Through Trust 0.808% due 02/25/2035 •	13	13
HomeBanc Mortgage Trust 0.808% due 07/25/2035 •	5,364	5,413
Merrill Lynch Mortgage Investors Trust
0.934% due 01/25/2029 •	53	54
1.134% due 03/25/2028 •	13	13
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039	9,900	10,762

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		19,368	20,386
Structured Adjustable Rate Mortgage Loan Trust 2.651% due 09/25/2034 ~		377	382
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	9,306	12,776
Total Non-Agency Mortgage-Backed Securities (Cost $71,036)			74,173
ASSET-BACKED SECURITIES 0.5%
AASET U.S. Ltd. 3.844% due 01/16/2038		$10,275	9,763
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		11,128	8,798
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		144	143
Finance America Mortgage Loan Trust 1.018% due 11/25/2034 •		8,372	8,324
JPMorgan Mortgage Acquisition Corp. 0.868% due 12/25/2035 •		4,748	4,707
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,247	5,728
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		17,928	17,214
MAPS Ltd. 4.212% due 05/15/2043		8,267	7,919
METAL LLC 4.581% due 10/15/2042		13,073	10,482
Morgan Stanley ABS Capital, Inc. Trust 1.003% due 03/25/2034 •		7,133	7,050
RBSSP Resecuritization Trust 0.310% due 11/26/2036 •		865	857
RR 7 Ltd. 1.587% due 01/15/2033 •		15,500	15,542
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		11,256	10,948
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	12,222
Sprite Ltd. 4.250% due 12/15/2037		9,455	8,971
START Ireland 4.089% due 03/15/2044		5,030	4,919
Structured Asset Securities Corp. Mortgage Loan Trust 1.148% due 08/25/2037 •		255	258
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		3,373	3,400
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		25,000	25,323
Total Asset-Backed Securities (Cost $168,731)			162,568
SOVEREIGN ISSUES 3.6%
Brazil Government International Bond 5.000% due 01/27/2045		46,630	51,960
Colombia Government International Bond 6.125% due 01/18/2041		200	269
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		35,000	32,746
3.125% due 04/16/2030		13,700	15,498
3.875% due 04/16/2050		12,600	15,397
Indonesia Government International Bond 4.200% due 10/15/2050		15,200	18,206
Israel Government International Bond
3.800% due 05/13/2060		2,100	2,500
3.875% due 07/03/2050		18,000	21,682
4.125% due 01/17/2048		13,300	17,180
4.500% due 04/03/2120		4,600	6,102
Mexico Government International Bond
3.771% due 05/24/2061		59,442	62,058
5.750% due 10/12/2110		1,550	2,068
6.050% due 01/11/2040		1,238	1,663
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,300	8,424
5.400% due 08/12/2034		28,600	8,731
5.940% due 02/12/2029		183,200	63,159
6.150% due 08/12/2032		50,000	16,794
6.150% due 08/12/2032		66,800	22,437
6.350% due 08/12/2028		220,500	77,424
6.350% due 08/12/2028		1,800	632
6.900% due 08/12/2037		21,533	7,340
6.950% due 08/12/2031		115,700	41,559
8.200% due 08/12/2026		224,000	84,048
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$6,200	6,863
Qatar Government International Bond
3.875% due 04/23/2023		700	753

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.000% due 03/14/2029		14,500	17,219
4.400% due 04/16/2050		6,800	8,880
4.817% due 03/14/2049		4,000	5,469
5.103% due 04/23/2048		28,900	40,715
Russia Government International Bond
7.650% due 04/10/2030	RUB	9,423,900	143,874
8.500% due 09/17/2031		7,422,100	120,449
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,875
4.000% due 04/17/2025		500	559
4.500% due 10/26/2046		47,700	58,014
4.625% due 10/04/2047		14,800	18,352
5.000% due 04/17/2049		15,000	19,707
South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,770
5.750% due 09/30/2049		38,900	39,107
Uruguay Government International Bond 4.975% due 04/20/2055		5,100	7,095
Total Sovereign Issues (Cost $1,028,250)			1,082,578
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500% (e)		20,200	30,662
Total Convertible Preferred Securities (Cost $24,500)			30,662
PREFERRED SECURITIES 4.1%
BANKING & FINANCE 3.0%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)		130,000	14,284
American Express Co. 3.502% due 03/15/2021 ~(e)		17,900,000	17,468
Bank of America Corp.
4.300% due 01/28/2025 •(e)		3,500,000	3,613
5.125% due 06/20/2024 •(e)		17,198,000	18,197
5.875% due 03/15/2028 •(e)		133,854,000	151,578
Bank of New York Mellon Corp.
3.659% due 03/20/2021 ~(e)		5,700,000	5,706
4.700% due 09/20/2025 •(e)		10,300,000	11,385
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)		55,300,000	58,480
4.625% due 03/01/2022 •(e)		3,000,000	3,060
5.000% due 12/01/2027 •(e)		9,400,000	10,046
5.375% due 06/01/2025 •(e)		17,369,000	19,388
Citigroup, Inc.
4.000% due 12/10/2025 •(e)		7,000,000	7,201
5.950% due 05/15/2025 •(e)		5,300,000	5,804
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(e)		15,000,000	14,438
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(e)		8,956,000	17,923
HSBC Capital Funding LP 10.176% due 06/30/2030 •(e)		2,200,000	3,762
JPMorgan Chase & Co.
3.558% due 04/01/2021 ~(e)		19,175,000	18,862
3.684% (US0003M + 3.470%) due 04/30/2021 ~(e)		29,187,000	28,986
4.000% due 04/01/2025 •(e)(i)		25,000,000	25,422
4.600% due 02/01/2025 •(e)		44,100,000	45,588
5.000% due 08/01/2024 •(e)		35,100,000	36,956
6.000% due 08/01/2023 •(e)		8,410,000	8,918
6.100% due 10/01/2024 •(e)		86,600,000	95,011
6.125% due 04/30/2024 •(e)		29,650,000	32,328
6.750% due 02/01/2024 •(e)		26,742,000	30,032
MetLife Capital Trust 7.875% due 12/15/2067		23,640,000	33,392
MetLife, Inc. 3.792% due 02/01/2021 ~(e)		6,550,000	6,534
Nationwide Building Society 10.250% ~		9,750	2,362
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	7,114
State Street Corp.
5.625% due 12/15/2023 •(e)(i)		4,500,000	4,758
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)		52,750	1,494
Truist Financial Corp. 5.100% due 03/01/2030 •(e)		8,200,000	9,389

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

U.S. Bancorp 5.300% due 04/15/2027 •(e)	23,300,000	26,265
Wells Fargo & Co. 5.900% due 06/15/2024 •(e)	80,479,000	85,695
		861,439
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 03/15/2021 •(e)	43,582,000	40,466
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (e)	16,400,000	16,749
		57,215
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)	9,048,456	242,985
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(e)	13,900,000	14,567
Sempra Energy 4.875% due 10/15/2025 •(e)	21,200,000	22,711
		280,263
Total Preferred Securities (Cost $ 1,124,794)		1,198,917
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.1%		16,148
SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	$17,400	17,412
Total Short-Term Instruments (Cost $33,548)		33,560
Total Investments in Securities (Cost $30,815,302)		35,733,596
	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	21,792,272	214,894
Total Short-Term Instruments (Cost $214,882)		214,894
Total Investments in Affiliates (Cost $214,882)		214,894
Total Investments 119.7% (Cost $31,030,184)		$35,948,490
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $113,574)		8,821
Other Assets and Liabilities, net (19.7)%		(5,936,885)
Net Assets 100.0%		$30,020,426

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$243,816	$242,985	0.81%
AWAS Aviation Capital Ltd.	4.870	10/03/2021	10/02/2014	34,678	35,070	0.12
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	4,265	0.01
Morgan Stanley	7.500	04/02/2032	02/11/2020	46,071	46,431	0.16
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	30,565	0.10
$352,565	$359,316	1.20%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$16,148	U.S. Treasury Bills 0.000% due 12/30/2021	$(16,471)	$16,148	$16,148
Total Repurchase Agreements	$(16,471)	$16,148	$16,148
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/13/2020	02/12/2021	$(250,320)	$(250,381)
BRC	0.100	12/22/2020	TBD(2)	(5,575)	(5,575)
0.150	06/22/2020	TBD(2)	(6,540)	(6,545)
0.150	11/09/2020	TBD(2)	(11,680)	(11,683)
BSN	0.160	12/14/2020	01/13/2021	(279,769)	(279,795)
CFR	(0.150)	11/09/2020	04/21/2022	(7,237)	(7,235)
IND	0.150	12/16/2020	02/11/2021	(199,050)	(199,066)
JPS	0.000	10/20/2020	01/21/2021	(3,647)	(3,647)
0.025	10/20/2020	01/21/2021	(3,146)	(3,147)
0.030	10/20/2020	01/21/2021	(2,285)	(2,285)
0.060	12/14/2020	01/07/2021	(17,264)	(17,265)
0.060	12/16/2020	01/07/2021	(6,069)	(6,070)
0.060	12/17/2020	01/07/2021	(8,932)	(8,933)
0.080	12/07/2020	01/15/2021	(48,750)	(48,753)
0.080	12/14/2020	01/08/2021	(85,821)	(85,825)
0.080	12/15/2020	01/08/2021	(49,138)	(49,141)
0.080	12/16/2020	01/08/2021	(14,080)	(14,081)
0.090	12/10/2020	01/11/2021	(25,872)	(25,873)
0.090	12/16/2020	01/11/2021	(40,346)	(40,348)
0.090	12/17/2020	01/11/2021	(7,940)	(7,940)
0.090	12/18/2020	01/11/2021	(25,900)	(25,901)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.120	11/12/2020	01/11/2021	(44,625)	(44,633)
0.120	12/17/2020	01/08/2021	(72,286)	(72,290)
0.130	11/16/2020	01/11/2021	(30,605)	(30,610)
0.160	10/13/2020	10/07/2021	(58,313)	(58,334)
NOM	(0.750)	10/05/2020	TBD(2)	(2,322)	(2,317)
NXN	0.170	10/13/2020	01/13/2021	(2,324,363)	(2,325,274)
Total Reverse Repurchase Agreements	$(3,632,947)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
GSC	0.080%	12/14/2020	01/15/2021	$(518)	$(518)
UBS	1.660	07/15/2020	01/29/2021	(60,308)	(60,794)
Total Sale-Buyback Transactions	$(61,312)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2051	$100,100	$(103,481)	$(103,791)
Total Short Sales (0.3)%	$(103,481)	$(103,791)
(i)	Securities with an aggregate market value of $3,692,621 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(4,231,002) at a weighted average interest rate of 0.246%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(70) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$169.000	01/22/2021	421	$421	$(327)	$(132)
Put - CBOT U.S. Treasury Bond February 2021 Futures	170.000	01/22/2021	50	50	(33)	(24)
Put - CBOT U.S. Treasury Bond February 2021 Futures	171.000	01/22/2021	404	404	(422)	(290)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	50	50	(31)	(15)
Call - CBOT U.S. Treasury Bond February 2021 Futures	178.000	01/22/2021	421	421	(339)	(79)
Call - CBOT U.S. Treasury Bond February 2021 Futures	179.000	01/22/2021	404	404	(265)	(51)
Total Written Options	$(1,417)	$(591)
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	1,493	$(206,151)	$(256)	$0	$(163)
Total Futures Contracts	$(256)	$0	$(163)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.334%	$2,700	$29	$(24)	$5	$0	$0
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.319	2,600	22	(13)	9	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.108	7,600	173	(104)	69	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.150		3,900	83	(16)	67	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.172		7,600	149	10	159	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.187		2,000	34	15	49	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.209		17,050	243	234	477	0	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.723		17,000	(428)	481	53	4	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.801	EUR	5,600	54	17	71	0	(2)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.391		$7,800	95	(22)	73	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.320		4,200	(2)	46	44	0	(2)
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.513		500	87	(69)	18	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.947		6,410	983	(499)	484	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.078		5,300	1,179	(724)	455	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2023	0.572		13,200	(755)	928	173	4	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682		10,700	(75)	197	122	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.764		59,200	(730)	1,302	572	22	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.584		6,800	1,052	(149)	903	4	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.123		11,000	269	(194)	75	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.130		9,200	227	(145)	82	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.176		9,550	231	(111)	120	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.199		15,500	356	(103)	253	2	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.079		4,800	110	(87)	23	1	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.398		17,700	272	158	430	4	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	31,750	(5,557)	2,470	(3,087)	0	(18)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.209		$14,800	229	9	238	2	0
Telefonica Emisiones S.A.	1.000	Quarterly	12/20/2024	0.700	EUR	1,000	22	(7)	15	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.366		$5,700	121	(111)	10	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.411	EUR	9,600	91	157	248	0	(5)
							$(1,436)	$3,646	$2,210	$44	$(43)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-27 5-Year Index		1.000%	Quarterly	06/20/2022		$7,896	$(229)	$288	$59	$2	$0
CDX.EM-28 5-Year Index		1.000	Quarterly	12/20/2022		10,998	(401)	490	89	5	0
CDX.EM-29 5-Year Index		1.000	Quarterly	06/20/2023		49,914	(2,263)	2,643	380	16	0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		268,558	(12,479)	14,253	1,774	143	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		38,164	(1,814)	2,064	250	20	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		14,322	(603)	673	70	7	0
CDX.EM-33 5-Year Index		1.000	Quarterly	06/20/2025		20,520	(1,826)	1,808	(18)	12	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		20,800	(1,293)	802	(491)	14	0
CDX.IG-32 5-Year Index		1.000	Quarterly	06/20/2024		53,900	1,116	(219)	897	26	0
CDX.IG-33 5-Year Index		1.000	Quarterly	12/20/2024		1,183,400	11,102	8,915	20,017	713	0
CDX.IG-33 10-Year Index		1.000	Quarterly	12/20/2029		117,300	152	62	214	137	0
CDX.IG-34 5-Year Index		1.000	Quarterly	06/20/2025		702,400	(2,274)	14,034	11,760	470	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		6,474,300	147,082	14,065	161,147	4,386	0
CDX.IG-35 10-Year Index		1.000	Quarterly	12/20/2030		256,400	386	1,889	2,275	322	0
iTraxx Asia Ex-Japan 32 5-Year Index		1.000	Quarterly	12/20/2024		82,500	1,467	676	2,143	0	(9)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	1,022,400	26,560	6,463	33,023	137	0
							$164,683	$68,906	$233,589	$6,410	$(9)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	227,700	$147	$(239)	$(92)	$345	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		51,800	642	(3,168)	(2,526)	0	(154)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		231,200	(862)	(1,515)	(2,377)	0	(726)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		37,900	(2,792)	(87)	(2,879)	0	(417)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	3,200	0	58	58	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		56,900	0	1,138	1,138	31	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		54,800	0	1,123	1,123	30	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		135,500	112	2,402	2,514	74	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		75,400	63	3,943	4,006	190	0
Pay	3-Month CNY-CNREPOFIX	2.645	Quarterly	07/15/2025	CNY	350,300	0	56	56	19	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	07/16/2025		52,800	0	(2)	(2)	3	0
Pay	3-Month CNY-CNREPOFIX	2.640	Quarterly	07/16/2025		214,800	0	23	23	12	0
Pay	3-Month CNY-CNREPOFIX	2.611	Quarterly	08/04/2025		87,400	0	(13)	(13)	6	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	08/07/2025		77,850	0	(13)	(13)	6	0
Pay	3-Month CNY-CNREPOFIX	2.625	Quarterly	08/07/2025		77,850	0	(3)	(3)	6	0
Pay	3-Month CNY-CNREPOFIX	2.633	Quarterly	08/10/2025		97,500	0	(2)	(2)	4	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	08/21/2025		80,000	0	9	9	6	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		96,670	0	(40)	(40)	9	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		146,100	0	(42)	(42)	13	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		290,060	0	56	56	26	0
Pay(5)	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		137,900	0	111	111	4	0
Pay(5)	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026		6,100	0	5	5	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		49,400	0	47	47	1	0
Pay(5)	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		194,800	0	210	210	5	0
Pay(5)	3-Month CNY-CNREPOFIX	2.883	Quarterly	03/17/2026		100,000	0	147	147	3	0
Pay(5)	3-Month CNY-CNREPOFIX	2.884	Quarterly	03/17/2026		115,800	0	172	172	3	0
Pay(5)	3-Month CNY-CNREPOFIX	2.895	Quarterly	03/17/2026		175,000	0	273	273	5	0
Pay	3-Month USD-LIBOR	0.970	Semi-Annual	09/10/2050		$6,900	(50)	(711)	(761)	22	0
Pay	3-Month USD-LIBOR	1.214	Semi-Annual	10/13/2050		38,400	(367)	(1,501)	(1,868)	131	0
Pay	3-Month USD-LIBOR	1.185	Semi-Annual	10/23/2050		40,100	(305)	(1,957)	(2,262)	137	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	10/27/2050		44,500	(272)	(1,496)	(1,768)	155	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		44,000	(310)	(1,450)	(1,760)	154	0
Pay(5)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051		40,300	(695)	556	(139)	140	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	CLP	2,736,700	0	(108)	(108)	1	0
Receive	6-Month CLP-CHILIBOR	1.960	Semi-Annual	05/05/2026		13,000,000	0	(401)	(401)	7	0
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026		10,514,600	0	1,008	1,008	0	(1)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	16,500	395	(2,078)	(1,683)	21	0
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		16,300	(109)	0	(109)	0	(7)
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	1,522	497	14	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	947	1,188	18	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	439	(926)	2	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		23,360,600	(8,264)	(1,257)	(9,521)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		290,200	(3)	(63)	(66)	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	2,272	2,488	13	0
$(14,603)	$371	$(14,232)	$1,618	$(1,306)
Total Swap Agreements	$148,644	$72,923	$221,567	$8,072	$(1,358)
(k)

Securities with an aggregate market value of $615,720 and cash of $17,774 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	42,186	$406	$0	$(3)
01/2021	$1,167	EUR	956	1	0
02/2021	86	RUB	6,435	1	0
BPS	01/2021	PEN	30,289	$8,449	81	0
01/2021	$8,999	EUR	7,401	43	0
02/2021	RUB	4,519,335	$61,329	504	0
BRC	01/2021	$1,004	EUR	818	0	(4)
01/2021	564	HUF	170,272	10	0
CBK	01/2021	JPY	4,113	$39	0	0
01/2021	PEN	471,067	133,161	3,019	0
01/2021	RUB	588,669	7,650	0	(299)
01/2021	$1,956	EUR	1,621	25	0
01/2021	8,839	PEN	31,862	0	(38)
02/2021	PEN	71,190	$19,561	6	(116)
02/2021	RUB	2,108,465	28,177	85	(283)
03/2021	PEN	72,137	20,219	288	0
05/2021	119,226	33,106	178	0
06/2021	31,862	8,832	34	0
DUB	01/2021	119,151	33,091	175	0
GLM	01/2021	RUB	717,186	9,361	0	(324)
01/2021	$836	JPY	86,505	2	0
02/2021	JPY	86,505	$836	0	(2)
02/2021	RUB	1,132,233	14,850	0	(389)
HUS	01/2021	GBP	76,696	102,575	0	(2,311)
01/2021	JPY	7,598	73	0	(1)
01/2021	PEN	31,862	8,968	166	0
01/2021	$2,745	EUR	2,258	21	(7)
02/2021	RUB	2,243,123	$30,105	66	(143)
02/2021	$13,518	RUB	1,011,687	98	0
03/2021	PEN	156,418	$43,487	306	(32)
MYI	01/2021	$627	HUF	195,397	31	0
SCX	01/2021	EUR	98,066	$117,443	0	(2,359)
01/2021	HUF	818,554	2,678	0	(80)
01/2021	$591	HUF	178,952	12	0
02/2021	EUR	98,066	$120,069	186	0
SSB	01/2021	GBP	5,417	7,297	0	(111)
TOR	01/2021	JPY	32,609	313	0	(3)
UAG	02/2021	RUB	4,439,203	58,956	89	(870)
Total Forward Foreign Currency Contracts	$5,427	$(7,375)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	56,970	$6,489	$6,278

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	4,139
Total Purchased Options	$10,637	$10,417
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	60,000	$(102)	$(8)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	31,900	(58)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	36,800	(56)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	116,700	(103)	(80)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	173,700	(279)	(26)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	27,300	(40)	(36)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	89,700	(252)	(16)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	28,800	(38)	(3)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	65,700	(31)	(25)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	25,300	(33)	(22)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	65,700	(67)	(52)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	11,800	(13)	(10)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	51,800	(58)	(71)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	40,300	(75)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	51,800	(92)	(8)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	57,700	(109)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	49,900	(61)	(39)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	155,300	(122)	(89)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	53,100	(44)	(53)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	80,600	(107)	(107)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	155,300	(152)	(174)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	53,100	(63)	(51)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	54,400	(33)	(26)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	54,400	(80)	(92)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	111,700	(234)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	56,500	(74)	(44)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	52,000	(72)	(69)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	111,600	(54)	(54)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	111,600	(197)	(190)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	29,900	(48)	(44)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	28,700	(44)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	31,000	(38)	(11)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	11,800	(14)	(10)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	54,500	(87)	(7)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	60,000	(39)	(41)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	60,000	(71)	(33)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	31,000	(41)	(11)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	25,600	(62)	(6)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	57,000	(88)	(45)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	22,300	(16)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	57,700	(40)	(7)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	29,300	(34)	(5)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	12,600	(16)	(10)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	33,300	(26)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	51,900	(40)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	56,900	(40)	(39)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	56,900	(61)	(31)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	102,100	(67)	(59)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	56,400	(39)	(56)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	102,100	(112)	(114)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	56,400	(70)	(47)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	52,700	(95)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	63,600	(129)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	29,700	(57)	(2)
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	52,700	(28)	(25)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	52,700	(53)	(27)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	54,500	(74)	(43)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	51,000	(64)	(36)
$(4,292)	$(2,101)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	170,230	$(6,317)	$(6,237)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	01/14/2021	35,000	(278)	(49)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	35,000	(278)	(148)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298	01/11/2021	51,000	(433)	(100)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.598	01/11/2021	51,000	(434)	(30)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	62,400	(253)	(120)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	62,400	(253)	(115)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	112,670	(4,076)	(4,128)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	42,500	(489)	(18)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	42,500	(489)	(444)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	40,200	(249)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	40,200	(249)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	57,000	(425)	(8)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	20,100	(100)	(29)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	57,000	(425)	(237)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	20,100	(100)	(17)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	40,200	(374)	(14)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	40,200	(374)	(427)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	42,500	(478)	(27)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	42,500	(478)	(329)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/07/2021	44,500	(369)	(17)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2021	44,500	(369)	(13)
$(17,290)	$(12,508)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	14,750	$(50)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	29,750	(100)	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	21,700	(95)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	21,000	(81)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	28,200	(46)	(25)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	21,000	(49)	(94)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	13,400	(35)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	22,000	(131)	(109)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	27,400	(68)	(60)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	27,400	(66)	(62)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	10,000	(27)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	10,000	(11)	(14)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	6,500	(19)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	31,700	(99)	(126)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	12,800	(32)	(53)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	8,000	(25)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	8,000	(19)	(39)
$(953)	$(677)
Total Written Options	$(22,535)	$(15,286)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.903%	$44,400	$(859)	$1,067	$208	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	1,950	(23)	57	34	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	25,050	(478)	954	476	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	11,900	(192)	410	218	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223	8,600	(353)	203	0	(150)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	7,100	(432)	137	0	(295)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.344	8,800	98	135	233	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.335	3,000	46	34	80	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.522	18,900	(79)	443	364	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.377	7,700	(147)	38	0	(109)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	0.974	8,800	(319)	332	13	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.229	9,900	(463)	599	136	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.641	700	(7)	17	10	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	7,700	(410)	90	0	(320)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	11,600	169	143	312	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.294	5,100	75	70	145	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.344	1,400	13	24	37	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.468	9,100	(248)	371	123	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	400	(4)	10	6	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	1,100	4	12	16	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	3,800	(92)	110	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.244	800	(5)	17	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	25,600	(414)	883	469	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223	2,900	(116)	65	0	(51)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	1,800	(110)	35	0	(75)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	1,000	(83)	87	4	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	7,950	(63)	200	137	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	50,350	(824)	1,781	957	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	16,900	(141)	438	297	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	5,400	(519)	508	0	(11)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223	11,900	(486)	279	0	(207)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	9,000	(732)	359	0	(373)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	5,800	99	57	156	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	12,400	(498)	166	0	(332)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	54,550	(863)	1,900	1,037	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	7,500	(486)	175	0	(311)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	36,950	(732)	1,435	703	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	5,300	(86)	183	97	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.393	19,000	260	148	408	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.452	9,400	130	78	208	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.409	18,300	357	79	436	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	65,500	(460)	1,613	1,153	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	43,600	(600)	1,021	421	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	3,100	(256)	269	13	0
							$(10,329)	$17,032	$8,937	$(2,234)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$122,400	$(6,174)	$7,663	$1,489	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	76	23	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,339	436	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,098	(451)	614	163	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	366	(3)	5	2	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,936	346	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	328	100	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	238	41	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,398	(586)	794	208	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	204	64	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	70	61	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	134	42	0
$(11,426)	$14,401	$2,975	$0
Total Swap Agreements	$(21,755)	$31,433	$11,912	$(2,234)
(m)

Securities with an aggregate market value of $5,860 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$166,784	$127,605	$294,389
Corporate Bonds & Notes
Banking & Finance	0	7,011,639	30,565	7,042,204
Industrials	0	12,161,072	0	12,161,072
Utilities	0	4,401,179	0	4,401,179
Municipal Bonds & Notes
California	0	409,134	0	409,134
Florida	0	50,875	0	50,875
Georgia	0	70,586	0	70,586
Illinois	0	38,260	0	38,260
Indiana	0	2,687	0	2,687
Massachusetts	0	4,043	0	4,043
Michigan	0	23,128	0	23,128
New Jersey	0	24,531	0	24,531
New Mexico	0	7,488	0	7,488
New York	0	181,390	0	181,390
Ohio	0	90,540	0	90,540
Pennsylvania	0	16,461	0	16,461
Texas	0	49,041	0	49,041
Virginia	0	1,980	0	1,980
U.S. Government Agencies	0	2,615,650	0	2,615,650
U.S. Treasury Obligations	0	5,666,500	0	5,666,500
Non-Agency Mortgage-Backed Securities	0	74,173	0	74,173
Asset-Backed Securities	0	162,425	143	162,568
Sovereign Issues	0	1,082,578	0	1,082,578
Convertible Preferred Securities
Banking & Finance	30,662	0	0	30,662
Preferred Securities
Banking & Finance	8,608	852,831	0	861,439
Industrials	0	57,215	0	57,215
Utilities	0	37,278	242,985	280,263
Short-Term Instruments
Repurchase Agreements	0	16,148	0	16,148
Short-Term Notes	0	17,412	0	17,412

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2020 (Unaudited)

$39,270	$35,293,028	$401,298	$35,733,596
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$214,894	$0	$0	$214,894
Total Investments	$254,164	$35,293,028	$401,298	$35,948,490
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(103,791)	$0	$(103,791)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,072	0	8,072
Over the counter	0	27,756	0	27,756
$0	$35,828	$0	$35,828
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(163)	(1,949)	0	(2,112)
Over the counter	0	(24,860)	(35)	(24,895)
$(163)	$(26,809)	$(35)	$(27,007)
Total Financial Derivative Instruments	$(163)	$9,019	$(35)	$8,821
Totals	$254,001	$35,198,256	$401,263	$35,853,520

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$208,932	$0	$(80,584)	$195	$5	$4,965	$0	$(5,908)	$127,605	$3,848
Corporate Bonds & Notes
Banking & Finance	27,096	0	0	0	0	3,469	0	0	30,565	3,469
Asset-Backed Securities	0	0	0	0	0	0	143	0	143	0
Preferred Securities
Utilities	0	244,742	(926)	0	0	(831)	0	0	242,985	(831)
$236,028	$244,742	$(81,510)	$195	$5	$7,603	$143	$(5,908)	$401,298	$6,486
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(35)	$0	$0	$0	$0	$0	$(35)	$0
Totals	$236,028	$244,742	$(81,545)	$195	$5	$7,603	$143	$(5,908)	$401,263	$6,486
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$127,605	Proxy Pricing	Base Price	99.980 - 101.250	100.339
Corporate Bonds & Notes
Banking & Finance	30,565	Discounted Cash Flow	Discount Rate	4.780	—
Asset-Backed Securities	143	Proxy Pricing	Base Price	99.245	—
Preferred Securities
Utilities	242,985	Recent Transaction	Purchase Price	$27.048	—
Financial Derivative Instruments - Liabilities
Over the counter	(35)	Other Valuation Techniques(2)	—	—	—
Total	$401,263
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.1% ¤
CORPORATE BONDS & NOTES 22.2%
BANKING & FINANCE 18.0%
AIA Group Ltd. 0.759% (US0003M + 0.520%) due 09/20/2021 ~	$1,700	$1,700
American International Group, Inc. 4.875% due 06/01/2022	138	146
American Tower Corp. 3.000% due 06/15/2023	1,700	1,802
Aviation Capital Group LLC 0.884% (US0003M + 0.670%) due 07/30/2021 ~	2,000	1,981
Bank of America Corp.
1.015% (US0003M + 0.790%) due 03/05/2024 ~	5,000	5,039
1.215% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,010
3.093% due 10/01/2025 •	1,900	2,058
Banque Federative du Credit Mutuel S.A. 1.178% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,644
Barclays PLC
1.849% (US0003M + 1.625%) due 01/10/2023 ~	500	504
3.200% due 08/10/2021	900	915
3.250% due 01/12/2021	3,100	3,102
4.338% due 05/16/2024 •	400	433
BNP Paribas S.A. 4.705% due 01/10/2025 •	3,000	3,337
BOC Aviation Ltd. 1.376% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,781
BPCE S.A. 3.000% due 05/22/2022	2,000	2,070
Canadian Imperial Bank of Commerce 0.889% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	3,029
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,041
Citigroup, Inc.
1.175% (US0003M + 0.960%) due 04/25/2022 ~	800	807
2.572% due 06/03/2031 •(d)	2,500	2,665
3.700% due 01/12/2026	600	683
3.750% due 06/16/2024	450	498
Cooperatieve Rabobank UA 1.111% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,573
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	1,046
2.593% due 09/11/2025 •	300	316
3.574% due 01/09/2023	1,500	1,546
3.800% due 06/09/2023	1,400	1,509
4.550% due 04/17/2026	700	824
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	400	423
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~	500	499
4.250% due 10/14/2021	6,700	6,872
GE Capital Funding LLC 3.450% due 05/15/2025	600	663
Goldman Sachs Group, Inc.
1.824% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,276
3.691% due 06/05/2028 •	1,000	1,153
Guardian Life Global Funding 2.000% due 04/26/2021	700	704
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	1,051
3.600% due 05/25/2023	600	646
3.803% due 03/11/2025 •	4,900	5,353
3.950% due 05/18/2024 •	1,050	1,133
ING Groep NV
3.150% due 03/29/2022	2,550	2,638
4.100% due 10/02/2023	450	495
Jackson National Life Global Funding
0.701% (US0003M + 0.480%) due 06/11/2021 ~	300	301
2.250% due 04/29/2021	200	201
3.300% due 06/11/2021	2,100	2,128
JPMorgan Chase & Co. 3.797% due 07/23/2024 •	5,000	5,429
Lloyds Banking Group PLC
1.039% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,204

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.574% due 11/07/2028 •	3,400	3,840
4.450% due 05/08/2025	1,100	1,262
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024	5,000	5,364
3.455% due 03/02/2023	2,000	2,132
Mizuho Financial Group, Inc. 0.837% (US0003M + 0.630%) due 05/25/2024 ~	4,000	4,008
Morgan Stanley
0.785% (SOFRRATE + 0.700%) due 01/20/2023 ~	2,600	2,610
0.985% due 12/10/2026 •	1,700	1,713
3.737% due 04/24/2024 •	3,900	4,197
MUFG Union Bank N.A. 2.100% due 12/09/2022	2,000	2,065
National Securities Clearing Corp. 0.400% due 12/07/2023	2,300	2,306
Nationwide Building Society 4.363% due 08/01/2024 •	1,600	1,740
Natwest Group PLC
3.498% due 05/15/2023 •	1,000	1,038
3.875% due 09/12/2023	4,500	4,885
Nissan Motor Acceptance Corp.
0.869% (US0003M + 0.630%) due 09/21/2021 ~	2,400	2,394
1.114% (US0003M + 0.890%) due 01/13/2022 ~	2,000	1,996
3.150% due 03/15/2021	1,100	1,105
3.650% due 09/21/2021	700	712
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,502
Protective Life Global Funding 2.615% due 08/22/2022	2,000	2,074
Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,700	1,786
Santander UK Group Holdings PLC 3.125% due 01/08/2021	1,000	1,000
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	1,100	1,112
Societe Generale S.A. 1.560% due 04/08/2021 •	400	401
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	1,500	1,592
2.442% due 10/19/2021	900	915
2.696% due 07/16/2024	2,900	3,097
U.S. Bank N.A. 0.535% (US0003M + 0.320%) due 04/26/2021 ~	2,650	2,652
UBS Group AG 2.859% due 08/15/2023 •	1,500	1,556
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,192
4.125% due 08/15/2023	4,500	4,918
		157,392
INDUSTRIALS 3.9%
AbbVie, Inc. 2.300% due 11/21/2022	3,500	3,630
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,381	1,300
Apple, Inc. 1.700% due 09/11/2022	2,000	2,051
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,929
BMW U.S. Capital LLC 2.000% due 04/11/2021	1,000	1,003
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	923	931
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,550
Daimler Finance North America LLC 0.644% (US0003M + 0.430%) due 02/12/2021 ~	1,900	1,901
Dell International LLC 5.450% due 06/15/2023	200	221
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	257	263
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~	1,800	1,801
Entergy Louisiana LLC 0.620% due 11/17/2023	2,500	2,509
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,505
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,409	2,417
Ooredoo International Finance Ltd. 4.750% due 02/16/2021	1,300	1,307
Petronas Capital Ltd. 3.500% due 04/21/2030	850	979
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	581	588

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Sutter Health 2.294% due 08/15/2030	1,800	1,885
United Airlines Pass-Through Trust
4.550% due 08/25/2031	1,473	1,447
5.875% due 04/15/2029	1,700	1,841
Volkswagen Group of America Finance LLC 2.500% due 09/24/2021	770	782
Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~	1,022	1,022
		33,862
UTILITIES 0.3%
Pacific Gas & Electric Co.
3.850% due 11/15/2023	800	851
4.250% due 08/01/2023	1,200	1,289
Sinopec Group Overseas Development Ltd. 4.375% due 04/10/2024	500	549
		2,689
Total Corporate Bonds & Notes (Cost $188,088)		193,943
MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 1.0%
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	2,300	2,308
Port of Oakland, California Revenue Notes, Series 2020 0.821% due 05/01/2023	3,250	3,268
University of California Revenue Notes, Series 2013 2.300% due 05/15/2021	250	252
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,643
		8,471
DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009 4.793% due 12/01/2021	250	260
FLORIDA 0.3%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025 (a)	2,000	2,027
1.471% due 10/01/2026 (a)	700	709
		2,736
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	348
HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2020 0.802% due 10/01/2024	2,400	2,433
IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,258
MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40
NEW YORK 0.7%
New York State Dormitory Authority Revenue Notes, Series 2019 2.756% due 07/01/2021	1,580	1,599
New York State Urban Development Corp. Revenue Notes, Series 2017 2.100% due 03/15/2022	1,135	1,148
New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	1,013
1.346% due 03/15/2026	2,300	2,349
		6,109
OREGON 0.4%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,176

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	1,430	1,459
TEXAS 0.2%
Dallas Area Rapid Transit, Texas Revenue Notes, Series 2020
1.147% due 12/01/2026	1,350	1,363
1.347% due 12/01/2027	400	405
		1,768
WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.497% due 06/01/2024	2,200	2,210
Total Municipal Bonds & Notes (Cost $29,833)		30,268
U.S. GOVERNMENT AGENCIES 27.4%
Fannie Mae
0.388% due 06/25/2037 •	74	74
0.589% due 12/25/2046 •	1,068	1,069
0.598% due 07/25/2049 •	3,014	3,040
0.599% due 10/25/2046 •	1,241	1,243
0.649% due 01/25/2047 •	1,173	1,175
0.658% due 03/25/2041 •	1,326	1,339
0.750% due 10/08/2027 - 11/25/2050	11,868	11,896
2.161% due 07/01/2034 •	96	100
2.693% due 10/01/2037 •	107	113
3.980% due 07/01/2021	710	716
Freddie Mac
0.499% due 10/15/2037 •	1,241	1,243
0.649% due 07/15/2041 •	1,482	1,497
0.650% due 10/27/2025	9,200	9,204
0.800% due 10/28/2026	9,200	9,205
1.000% due 12/15/2040 - 05/25/2047	7,889	7,984
2.500% due 07/25/2034 - 09/25/2048	7,519	7,736
3.000% due 08/15/2046	1,250	1,325
3.228% due 06/01/2037 •	107	113
4.000% due 09/01/2048 - 10/01/2048	9,310	9,936
4.500% due 02/01/2049	6,833	7,405
Ginnie Mae
0.490% due 08/20/2065 •	2,406	2,405
0.600% due 02/20/2067 •	1,918	1,921
0.610% due 09/20/2065 •	1,376	1,379
0.660% due 10/20/2065 •	1,977	1,986
0.680% due 07/20/2063 •	706	708
0.710% due 06/20/2065 •	1,404	1,411
0.720% due 06/20/2065 •	889	894
0.740% due 03/20/2065 •	1,657	1,669
0.790% due 12/20/2064 - 11/20/2065 •	3,162	3,184
0.910% due 02/20/2066 •	82	83
1.020% due 04/20/2066 •	3,238	3,289
1.040% due 04/20/2066 •	4,340	4,417
1.140% due 01/20/2067 •	1,822	1,862
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	9,384	9,902
3.000% due 01/01/2035 - 03/01/2050	6,930	7,270
4.000% due 09/01/2048 - 10/01/2048	4,019	4,291
4.500% due 08/01/2048 - 01/01/2049	2,196	2,390
5.500% due 04/01/2034 - 04/01/2039	182	210
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2036	7,300	7,616
2.000% due 03/01/2051	8,300	8,592
2.500% due 03/01/2051	93,100	97,820
Total U.S. Government Agencies (Cost $237,651)		239,712
U.S. TREASURY OBLIGATIONS 21.5%
U.S. Treasury Notes
0.125% due 05/31/2022	33,100	33,110
0.125% due 06/30/2022	50,000	50,010
0.125% due 08/31/2022	49,200	49,207
0.125% due 10/31/2022	14,000	14,003
0.125% due 10/15/2023	31,500	31,478
0.625% due 11/30/2027	10,200	10,195
Total U.S. Treasury Obligations (Cost $187,868)		188,003
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
AREIT Trust 1.173% due 09/14/2036 •	3,000	2,961
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,460	3,766

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Bancorp Commercial Mortgage Trust
1.059% due 09/15/2035 •	101	101
1.159% due 03/15/2036 •	763	760
BANK
2.808% due 10/17/2052	2,500	2,776
3.279% due 11/15/2054	1,700	1,901
3.623% due 04/15/2052	3,000	3,452
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,648
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,710
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,537
3.297% due 10/12/2050	4,258	4,709
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,102
3.550% due 02/10/2049	1,200	1,285
4.181% due 05/10/2051	1,026	1,183
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	4,316	4,592
Exantas Capital Corp. Ltd. 1.153% due 04/15/2036 •	1,860	1,843
GS Mortgage Securities Trust 3.801% due 01/10/2047	1,089	1,134
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,212
JPMorgan Chase Commercial Mortgage Securities Trust 1.009% due 10/15/2032 •	853	827
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	635
2.860% due 11/15/2049	3,000	3,200
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,967
3.460% due 04/15/2052	3,200	3,622
3.903% due 02/15/2051	1,500	1,700
4.119% due 06/15/2051	2,000	2,297
VMC Finance LLC 1.073% due 10/15/2035 •	478	475
VNDO Mortgage Trust 2.996% due 11/15/2030	4,700	4,866
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,365
2.911% due 06/15/2049	1,000	1,064
3.390% due 11/15/2050	1,200	1,324
4.147% due 06/15/2051	600	692
Total Non-Agency Mortgage-Backed Securities (Cost $62,613)		66,706
ASSET-BACKED SECURITIES 7.4%
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •	2,500	2,500
Apres Static CLO Ltd. 1.290% due 10/15/2028 •	3,300	3,295
Arbor Realty Collateralized Loan Obligation Ltd. 1.149% due 12/15/2027 •	1,998	1,997
Atlas Senior Loan Fund Ltd. 1.648% due 07/20/2032 •	2,000	1,997
Avery Point CLO Ltd. 1.315% due 04/25/2026 •	103	103
California Street CLO Ltd. 1.267% due 10/15/2025 •	288	288
Carlyle Global Market Strategies CLO Ltd. 1.222% due 07/28/2028 •	900	898
CLNC FL1 Ltd. 1.402% due 08/20/2035 •	5,000	4,971
Columbia Cent CLO Ltd. 1.365% due 10/25/2028 •	2,000	1,998
Denali Capital CLO LLC 1.265% due 10/26/2027 •	849	848
DLL LLC 2.270% due 05/20/2022	678	680
ECMC Group Student Loan Trust
0.898% due 02/27/2068 •	1,621	1,603
0.948% due 09/25/2068 •	2,621	2,612
1.148% due 07/25/2069 •	3,717	3,729
1.174% due 01/27/2070 •	2,300	2,332
1.198% due 05/25/2067 •	926	931
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •	2,536	2,525
Gallatin CLO Ltd. 1.537% (US0003M + 1.050%) due 07/15/2027 ~	2,423	2,419
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •	2,000	2,000
Greystone Commercial Real Estate Notes Ltd. 1.339% due 09/15/2037 •	2,000	1,985

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •	1,178	1,174
Monroe Capital BSL CLO Ltd. 1.333% due 05/22/2027 •	442	442
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •	76	76
Navient Student Loan Trust 0.528% due 03/25/2067 •	1,591	1,588
Nelnet Student Loan Trust 0.748% due 03/25/2030 •	544	542
Oscar U.S. Funding LLC 2.490% due 08/10/2022	1,136	1,142
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •	15	15
Shackleton CLO Ltd. 1.348% due 10/20/2028 •	2,496	2,496
SLC Student Loan Trust
0.281% due 05/15/2029 •	842	829
0.317% due 09/15/2026 •	18	18
0.327% due 03/15/2027 •	149	148
1.082% due 11/25/2042 •	301	303
SLM Student Loan Trust
0.305% due 01/26/2026 •	775	775
0.325% due 01/27/2025 •	61	61
0.335% due 01/25/2027 •	249	248
0.355% due 10/25/2028 •	1,612	1,603
0.687% due 12/15/2027 •	557	557
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •	158	158
Telos CLO Ltd. 1.488% due 01/17/2027 •	212	212
TPG Real Estate Finance Ltd. 1.303% due 10/15/2034 •	3,500	3,498
Tralee CLO Ltd. 1.328% due 10/20/2028 •	850	850
Venture CLO Ltd.
1.256% due 04/20/2029 •(a)	1,400	1,400
1.366% due 10/22/2031 •	5,500	5,507
1.448% due 04/20/2029 •	1,400	1,399
Total Asset-Backed Securities (Cost $64,753)		64,752
SOVEREIGN ISSUES 1.2%
Korea Expressway Corp. 3.625% due 10/22/2021	1,500	1,538
Province of Ontario 3.050% due 01/29/2024	3,000	3,249
Province of Quebec
2.375% due 01/31/2022	1,300	1,330
2.625% due 02/13/2023	4,500	4,724
Total Sovereign Issues (Cost $10,261)		10,841
SHORT-TERM INSTRUMENTS 22.3%
REPURCHASE AGREEMENTS (e) 0.1%		574
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	1,800	1,801
U.S. TREASURY BILLS 17.4%
0.103% due 01/19/2021 - 04/29/2021 (b)(c)(g)	151,800	151,784
U.S. TREASURY CASH MANAGEMENT BILLS 4.6%
0.105% due 02/18/2021 - 05/04/2021 (a)(b)(c)	40,300	40,297
Total Short-Term Instruments (Cost $194,442)		194,456
Total Investments in Securities (Cost $975,509)		988,681
Total Investments 113.1% (Cost $975,509)		$988,681
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $(6))		(60)
Other Assets and Liabilities, net (13.1)%		(114,070)
Net Assets 100.0%		$874,551

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$2,665	0.30%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$574	U.S. Treasury Bills 0.000% due 12/30/2021	$(586)	$574	$574
Total Repurchase Agreements	$(586)	$574	$574
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	619	$136,784	$68	$15	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	380	$(52,470)	$8	$0	$(41)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	163	(25,487)	(18)	0	(36)
$(10)	$0	$(77)
Total Futures Contracts	$58	$15	$(77)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	0.764%	$2,600	$(45)	$70	$25	$1	$0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$1,600	$39	$1	$40	$1	$0
Total Swap Agreements	$(6)	$71	$65	$2	$0
(g)

Securities with an aggregate market value of $2,116 and cash of $1,584 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$157,392	$0	$157,392
Industrials	0	33,862	0	33,862
Utilities	0	2,689	0	2,689
Municipal Bonds & Notes
California	0	8,471	0	8,471
District of Columbia	0	260	0	260
Florida	0	2,736	0	2,736
Georgia	0	348	0	348
Hawaii	0	2,433	0	2,433
Idaho	0	1,258	0	1,258
Massachusetts	0	40	0	40
New York	0	6,109	0	6,109
Oregon	0	3,176	0	3,176
South Dakota	0	1,459	0	1,459
Texas	0	1,768	0	1,768
West Virginia	0	2,210	0	2,210
U.S. Government Agencies	0	239,712	0	239,712
U.S. Treasury Obligations	0	188,003	0	188,003
Non-Agency Mortgage-Backed Securities	0	66,706	0	66,706
Asset-Backed Securities	0	64,752	0	64,752
Sovereign Issues	0	10,841	0	10,841
Short-Term Instruments
Repurchase Agreements	0	574	0	574
Short-Term Notes	0	1,801	0	1,801
U.S. Treasury Bills	0	151,784	0	151,784
U.S. Treasury Cash Management Bills	0	40,297	0	40,297
Total Investments	$0	$988,681	$0	$988,681
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$15	$2	$0	$17
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(77)	$0	$0	$(77)
Total Financial Derivative Instruments	$(62)	$2	$0	$(60)
Totals	$(62)	$988,683	$0	$988,621

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.4% ¤
CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 20.1%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,679
3.375% due 04/07/2030	7,500	8,435
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024	800	881
American International Group, Inc.
3.750% due 07/10/2025	9,000	10,120
4.250% due 03/15/2029	4,000	4,802
American Tower Corp.
2.750% due 01/15/2027	6,200	6,729
3.000% due 06/15/2023	5,200	5,511
5.000% due 02/15/2024	300	340
Andrew W Mellon Foundation 0.947% due 08/01/2027	13,000	12,999
Aviation Capital Group LLC
0.884% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,557
4.125% due 08/01/2025	600	630
6.750% due 04/06/2021	300	304
Bank of America Corp.
1.319% due 06/19/2026 •	6,500	6,643
3.004% due 12/20/2023 •	620	653
3.093% due 10/01/2025 •	14,000	15,161
3.124% due 01/20/2023 •	1,100	1,132
3.194% due 07/23/2030 •	100	112
3.300% due 01/11/2023	2,750	2,916
3.419% due 12/20/2028 •	5,842	6,609
3.550% due 03/05/2024 •	500	534
3.593% due 07/21/2028 •	2,500	2,841
4.000% due 04/01/2024	1,028	1,142
4.100% due 07/24/2023	300	328
4.125% due 01/22/2024	7,500	8,331
Banque Federative du Credit Mutuel S.A.
1.178% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,051
2.125% due 11/21/2022	7,500	7,747
3.750% due 07/20/2023	1,100	1,189
Barclays Bank PLC 10.179% due 06/12/2021	3,880	4,036
Barclays PLC
2.852% due 05/07/2026 •	6,000	6,449
3.650% due 03/16/2025	8,000	8,825
3.684% due 01/10/2023	1,400	1,443
4.337% due 01/10/2028	10,800	12,409
4.375% due 01/12/2026	2,350	2,711
BNP Paribas S.A.
1.904% due 09/30/2028 •	6,000	6,134
3.052% due 01/13/2031 •	4,400	4,805
3.375% due 01/09/2025	550	603
3.500% due 11/16/2027	1,700	1,908
4.705% due 01/10/2025 •	6,500	7,229
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,698
1.376% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,966
BPCE S.A.
2.375% due 01/14/2025	6,900	7,295
3.000% due 05/22/2022	300	311
4.000% due 04/15/2024	1,000	1,108
4.500% due 03/15/2025	5,000	5,658
4.625% due 07/11/2024	350	392
5.700% due 10/22/2023	1,100	1,246
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	4,464
Brookfield Finance, Inc.
4.000% due 04/01/2024	800	879
4.350% due 04/15/2030	550	659
Canadian Imperial Bank of Commerce 0.889% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,544
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,074
Citigroup, Inc.
1.175% (US0003M + 0.960%) due 04/25/2022 ~	1,600	1,615

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

1.488% (US0003M + 1.250%) due 07/01/2026 ~	8,000	8,140
2.572% due 06/03/2031 •(d)	6,600	7,037
3.300% due 04/27/2025	6,000	6,657
3.400% due 05/01/2026	1,500	1,693
3.700% due 01/12/2026	3,100	3,527
3.750% due 06/16/2024	1,400	1,549
3.980% due 03/20/2030 •	2,000	2,353
Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	6,000	6,132
2.625% due 07/22/2024	1,000	1,070
3.875% due 09/26/2023	8,500	9,277
3.950% due 11/09/2022	750	797
4.625% due 12/01/2023	2,600	2,899
Credit Agricole S.A. 3.250% due 10/04/2024	8,600	9,338
Credit Suisse AG 3.625% due 09/09/2024	800	889
Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	9,257
3.800% due 06/09/2023	10,900	11,745
4.550% due 04/17/2026	4,500	5,297
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	2,000	2,113
Crown Castle International Corp. 3.800% due 02/15/2028	1,500	1,730
Danske Bank A/S
1.171% due 12/08/2023 •	8,700	8,743
3.001% due 09/20/2022 •	5,000	5,080
Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,867
3.961% due 11/26/2025 •	200	219
4.100% due 01/13/2026	100	112
4.250% due 10/14/2021	23,850	24,462
Discover Bank 4.200% due 08/08/2023	6,000	6,563
European Investment Bank 2.000% due 03/15/2021	3,200	3,212
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	5,000	5,568
General Motors Financial Co., Inc.
3.950% due 04/13/2024	2,000	2,179
5.250% due 03/01/2026	5,000	5,898
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	3,500	3,571
2.908% due 06/05/2023 •	6,900	7,144
3.691% due 06/05/2028 •	7,175	8,275
3.750% due 05/22/2025	375	421
3.850% due 07/08/2024	1,100	1,217
3.850% due 01/26/2027	900	1,027
4.000% due 03/03/2024	14,100	15,585
4.223% due 05/01/2029 •	4,000	4,746
HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	10,232
2.848% due 06/04/2031 •	1,550	1,667
3.033% due 11/22/2023 •	5,000	5,257
3.600% due 05/25/2023	10,700	11,512
3.803% due 03/11/2025 •	5,200	5,680
3.950% due 05/18/2024 •	6,600	7,121
4.292% due 09/12/2026 •	1,500	1,711
ING Bank NV 2.625% due 12/05/2022	6,450	6,736
ING Groep NV
1.401% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,022
4.100% due 10/02/2023	5,700	6,265
4.625% due 01/06/2026	6,900	8,125
Intercontinental Exchange, Inc.
0.867% (US0003M + 0.650%) due 06/15/2023 ~	10,300	10,332
3.750% due 12/01/2025	2,500	2,841
Jackson National Life Global Funding
2.250% due 04/29/2021	500	503
2.375% due 09/15/2022	3,900	4,034
2.650% due 06/21/2024	3,300	3,518
3.300% due 06/11/2021	2,400	2,432
3.300% due 02/01/2022	5,600	5,779
JPMorgan Chase & Co.
1.115% (US0003M + 0.900%) due 04/25/2023 ~	300	303
2.700% due 05/18/2023	2,850	2,997
3.300% due 04/01/2026	5,000	5,599
3.540% due 05/01/2028 •	1,000	1,144
3.625% due 05/13/2024	700	774
3.782% due 02/01/2028 •	2,400	2,760
3.797% due 07/23/2024 •	10,500	11,400
3.900% due 07/15/2025	4,800	5,456
4.023% due 12/05/2024 •	1,200	1,322
7.625% due 10/15/2026	3,000	4,109

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Kimco Realty Corp. 3.800% due 04/01/2027	2,000	2,265
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,876
Lazard Group LLC 3.750% due 02/13/2025	856	952
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	2,115
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	500	523
3.574% due 11/07/2028 •	7,800	8,810
4.450% due 05/08/2025	11,200	12,847
MassMutual Global Funding
2.500% due 10/17/2022	800	831
3.400% due 03/08/2026	400	450
MET Tower Global Funding 0.635% due 01/17/2023 •	8,000	8,038
Metropolitan Life Global Funding 3.375% due 01/11/2022	11,200	11,536
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	15,000	15,424
2.048% due 07/17/2030	6,000	6,279
2.527% due 09/13/2023	433	457
2.757% due 09/13/2026	2,450	2,699
2.801% due 07/18/2024	4,400	4,721
3.850% due 03/01/2026	300	345
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.652% due 09/19/2022	600	619
3.406% due 02/28/2022	900	926
Mizuho Financial Group, Inc.
0.836% (US0003M + 0.610%) due 09/08/2024 ~	5,000	5,001
1.164% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
1.979% due 09/08/2031 •	2,000	2,052
2.601% due 09/11/2022	300	311
2.839% due 07/16/2025 •	5,000	5,327
3.477% due 04/12/2026	7,000	7,849
Morgan Stanley
3.591% due 07/22/2028 •	3,000	3,427
3.700% due 10/23/2024	24,800	27,624
3.737% due 04/24/2024 •	850	915
3.750% due 02/25/2023	1,000	1,072
4.000% due 07/23/2025	2,900	3,321
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	6,377
National Securities Clearing Corp. 0.400% due 12/07/2023	9,600	9,623
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	6,307
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~	300	303
3.875% due 09/12/2023	8,700	9,444
4.269% due 03/22/2025 •	6,000	6,640
4.800% due 04/05/2026	9,000	10,640
New York Life Global Funding
0.489% (US0003M + 0.280%) due 01/21/2022 ~	4,800	4,812
0.950% due 06/24/2025	100	101
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	1,500	1,511
2.650% due 07/13/2022	2,700	2,765
3.150% due 03/15/2021	4,700	4,721
Nomura Holdings, Inc. 2.648% due 01/16/2025	5,300	5,662
NTT Finance Corp. 1.900% due 07/21/2021	500	504
Pacific Life Global Funding 1.200% due 06/24/2025	75	76
Protective Life Global Funding
1.082% due 06/09/2023	3,200	3,256
2.615% due 08/22/2022	5,800	6,013
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,261
4.500% due 07/17/2025	400	454
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •	5,000	5,080
3.373% due 01/05/2024 •	2,000	2,107
3.823% due 11/03/2028 •	4,000	4,513
4.796% due 11/15/2024 •	3,250	3,617
Santander UK PLC
2.875% due 06/18/2024	3,400	3,646
4.000% due 03/13/2024	1,100	1,218
5.000% due 11/07/2023	1,512	1,670
SBA Tower Trust 1.884% due 07/15/2050	8,000	8,259
Simon Property Group LP 3.375% due 10/01/2024	900	979

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	616
Societe Generale S.A.
1.560% due 04/08/2021 •	1,350	1,354
2.625% due 01/22/2025	3,200	3,390
4.000% due 01/12/2027	2,000	2,256
Standard Chartered PLC 1.319% due 10/14/2023 •	13,500	13,653
State Street Corp. 2.354% due 11/01/2025 •	1,600	1,708
Sumitomo Mitsui Financial Group, Inc.
1.078% (US0003M + 0.860%) due 07/19/2023 ~	400	404
2.348% due 01/15/2025	3,000	3,185
2.632% due 07/14/2026	3,300	3,589
2.696% due 07/16/2024	9,700	10,360
2.784% due 07/12/2022	2,100	2,178
3.040% due 07/16/2029	7,500	8,316
UBS Group AG
1.008% due 07/30/2024 •	3,400	3,435
2.859% due 08/15/2023 •	6,268	6,500
4.125% due 09/24/2025	2,550	2,922
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,100
4.125% due 01/15/2026	4,000	4,603
WEA Finance LLC 3.150% due 04/05/2022	1,000	1,017
Wells Fargo & Co.
2.188% due 04/30/2026 •	300	316
2.393% due 06/02/2028 •	2,800	2,982
3.000% due 02/19/2025	6,000	6,525
3.000% due 04/22/2026	2,300	2,533
3.000% due 10/23/2026	2,600	2,884
3.069% due 01/24/2023	5,500	5,658
3.300% due 09/09/2024	9,000	9,866
3.550% due 09/29/2025	4,200	4,719
3.584% due 05/22/2028 •	1,930	2,188
4.478% due 04/04/2031 •	10,000	12,229
Welltower, Inc. 4.250% due 04/01/2026	4,000	4,663
Weyerhaeuser Co. 4.000% due 04/15/2030	5,800	6,870
XLIT Ltd. 4.450% due 03/31/2025	500	571
		927,627
INDUSTRIALS 5.7%
AbbVie, Inc.
2.300% due 05/14/2021	300	302
2.600% due 11/21/2024	5,500	5,899
3.200% due 11/06/2022	1,400	1,466
3.200% due 05/14/2026	200	222
3.850% due 06/15/2024	150	165
Air Canada Pass-Through Trust 3.750% due 06/15/2029	431	428
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,842
3.600% due 11/28/2024	400	441
Altria Group, Inc. 3.490% due 02/14/2022	1,400	1,448
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,387	4,128
3.650% due 02/15/2029	2,238	2,264
4.000% due 01/15/2027	1,743	1,483
Amgen, Inc. 2.700% due 05/01/2022	100	103
Anheuser-Busch InBev Worldwide, Inc. 4.150% due 01/23/2025	5,000	5,695
Apple, Inc.
1.700% due 09/11/2022	8,000	8,205
2.400% due 05/03/2023	586	615
Baidu, Inc.
2.875% due 07/06/2022	1,300	1,340
3.500% due 11/28/2022	5,000	5,255
Banner Health 1.897% due 01/01/2031	4,600	4,690
BAT International Finance PLC
1.668% due 03/25/2026	1,400	1,434
3.950% due 06/15/2025	5,000	5,627
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,500	4,906
BMW Finance NV 2.400% due 08/14/2024	2,050	2,175
BMW U.S. Capital LLC
0.714% (US0003M + 0.500%) due 08/13/2021 ~	400	401
2.000% due 04/11/2021	3,500	3,511

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.400% due 08/13/2021	4,500	4,585
3.900% due 04/09/2025	3,000	3,379
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	13,692
Boston Scientific Corp. 3.375% due 05/15/2022	147	153
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,321
British Airways Pass-Through Trust 4.625% due 12/20/2025	187	187
Broadcom Corp. 2.650% due 01/15/2023	500	520
Broadcom, Inc.
3.459% due 09/15/2026	504	560
4.110% due 09/15/2028	5,261	6,028
4.700% due 04/15/2025	5,000	5,731
Campbell Soup Co. 3.650% due 03/15/2023	86	92
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,568
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,981
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	390	396
4.750% due 07/12/2022	313	313
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,932
CVS Health Corp.
3.625% due 04/01/2027	2,600	2,962
3.750% due 04/01/2030	5,700	6,638
4.300% due 03/25/2028	1,128	1,343
CVS Pass-Through Trust 7.507% due 01/10/2032	1,194	1,468
Daimler Finance North America LLC 1.121% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,015
Danone S.A. 2.077% due 11/02/2021	1,000	1,012
Dell International LLC
5.450% due 06/15/2023	2,100	2,323
6.020% due 06/15/2026	1,000	1,222
eBay, Inc. 3.450% due 08/01/2024	7,000	7,653
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,515
Emory University 2.143% due 09/01/2030	1,300	1,368
Enbridge, Inc.
0.720% (US0003M + 0.500%) due 02/18/2022 ~	6,000	6,004
2.900% due 07/15/2022	3,800	3,941
Entergy Louisiana LLC 0.620% due 11/17/2023	7,000	7,024
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~	2,600	2,608
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	2,006
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,002
Georgetown University 2.247% due 04/01/2030	4,500	4,452
Gilead Sciences, Inc. 2.500% due 09/01/2023	393	414
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,896
3.500% due 02/11/2023	3,800	3,980
Japan Tobacco, Inc. 2.000% due 04/13/2021	700	702
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,226	7,252
Kinder Morgan Energy Partners LP 5.800% due 03/01/2021	1,400	1,411
Oracle Corp.
2.650% due 07/15/2026	400	440
2.950% due 11/15/2024	2,000	2,177
Panasonic Corp. 2.536% due 07/19/2022	2,000	2,056
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	3,166
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	314
3.375% due 02/01/2022	5,000	5,133
Petronas Capital Ltd. 3.500% due 04/21/2030	5,500	6,333
Philip Morris International, Inc. 2.125% due 05/10/2023	700	727
Raytheon Technologies Corp. 3.200% due 03/15/2024	2,036	2,200

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	4,400	4,473
Reynolds American, Inc. 4.850% due 09/15/2023	2,800	3,124
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,000	2,198
5.625% due 03/01/2025	5,000	5,834
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	919	929
Sutter Health
2.294% due 08/15/2030	7,700	8,064
3.695% due 08/15/2028	4,300	4,880
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	400	422
Tyson Foods, Inc. 2.250% due 08/23/2021	1,275	1,287
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,010	1,026
4.550% due 08/25/2031	4,159	4,087
5.875% due 04/15/2029	8,700	9,424
Woodside Finance Ltd. 4.600% due 05/10/2021	1,000	1,004
Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~	2,267	2,267
		264,259
UTILITIES 1.8%
American Electric Power Co., Inc.
0.680% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,609
0.750% due 11/01/2023	4,700	4,712
AT&T, Inc.
2.550% due 12/01/2033	5,215	5,374
4.300% due 02/15/2030	5,699	6,813
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,420	3,946
CNOOC Finance Ltd. 3.000% due 05/09/2023	4,100	4,267
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	1,000	1,018
3.900% due 04/01/2024	200	205
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,882
Pacific Gas & Electric Co.
1.699% (US0003M + 1.480%) due 06/16/2022 ~	5,900	5,903
1.750% due 06/16/2022	5,300	5,315
3.300% due 03/15/2027	3,000	3,215
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,031
Public Service Co. of New Hampshire 3.500% due 11/01/2023	329	356
Sempra Energy 3.400% due 02/01/2028	2,000	2,282
Sinopec Group Overseas Development Ltd.
2.500% due 09/13/2022	7,100	7,281
4.125% due 09/12/2025	400	448
4.375% due 04/10/2024	5,000	5,490
Southern California Edison Co. 3.500% due 10/01/2023	2,130	2,287
Southern California Gas Co. 0.570% (US0003M + 0.350%) due 09/14/2023 ~	5,000	5,001
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024	400	439
Verizon Communications, Inc. 3.376% due 02/15/2025	5,225	5,804
		85,678
Total Corporate Bonds & Notes (Cost $1,219,338)		1,277,564
MUNICIPAL BONDS & NOTES 3.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,840
CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	9,173
California Earthquake Authority Revenue Notes, Series 2020
1.327% due 07/01/2022	1,800	1,806
1.477% due 07/01/2023	1,900	1,914
California State General Obligation Bonds, Series 2018 4.500% due 04/01/2033	3,000	3,628

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	1,006
1.490% due 11/01/2028	5,400	5,415
1.690% due 11/01/2029	4,400	4,416
1.740% due 11/01/2030	2,600	2,620
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,957
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	416
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,969
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010 5.035% due 05/15/2021	700	712
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	844
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	6,400	7,283
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	535
3.063% due 07/01/2025	5,200	5,738
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	1,200	1,220
		51,652
FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	328
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028 (a)	1,000	1,008
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,062
		2,398
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,118
HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,816
0.852% due 10/01/2025	3,850	3,897
		14,713
IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,202
2.447% due 09/01/2024	4,400	4,703
		6,905
KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	2,054
1.961% due 09/01/2029	600	618
		2,672
MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,176
2.596% due 12/01/2026	1,400	1,509
		2,685
NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	667
6.814% due 11/15/2040	500	670
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,664
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,117
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	1,600	1,710
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	7,822
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019 2.010% due 05/01/2025	3,000	3,162
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,038

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,150	2,371
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,876
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,591
1.777% due 03/15/2028	4,000	4,116
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,957
		50,761
PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014 2.609% due 12/01/2021	1,000	1,021
SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	2,380	2,429
TEXAS 0.2%
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,766
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,568
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	3,164
		8,498
UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,179
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	565	611
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	544
		3,334
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,309
2.020% due 06/01/2027	4,400	4,412
2.351% due 06/01/2028	3,000	3,025
		10,746
WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	408
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,545
2.299% due 05/01/2028	2,100	2,257
		6,210
Total Municipal Bonds & Notes (Cost $160,223)		166,982
U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.375% due 08/25/2025	17,100	17,100
0.388% due 06/25/2037 •	263	263
0.398% due 11/25/2045 •	685	686
0.448% due 12/25/2045 •	427	430
0.498% due 03/25/2035 - 03/25/2046 •	791	794
0.549% due 11/25/2046 •	778	778
0.550% due 03/25/2036 •	607	606
0.569% due 11/25/2046 - 12/25/2056 •	6,290	6,292
0.589% due 12/25/2046 •	4,674	4,679
0.599% due 07/25/2046 - 10/25/2046 •	6,416	6,422
0.649% due 01/25/2047 •	4,694	4,698
0.750% due 11/25/2050	19,605	19,525
0.878% due 06/25/2040 •	271	277
1.625% due 10/15/2024 - 01/07/2025	72,800	76,746
2.161% due 07/01/2034 •	275	285
2.654% due 05/25/2027	2,361	2,464
2.693% due 10/01/2037 •	322	340
3.980% due 07/01/2021	2,500	2,523
Federal Home Loan Bank 1.500% due 08/15/2024	13,700	14,354
Freddie Mac
0.250% due 09/08/2023	2,600	2,605
0.375% due 07/21/2025 - 09/23/2025	18,800	18,811

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.459% due 09/15/2035 •	14	14
0.499% due 10/15/2037 •	6,282	6,296
0.499% due 08/15/2040 - 10/15/2040 •	4,311	4,318
0.559% due 02/15/2041 •	307	311
0.589% due 07/15/2040 •	4,200	4,237
0.609% due 04/15/2041 •	93	92
0.629% due 11/15/2036 •	86	86
0.649% due 07/15/2041 - 03/15/2042 •	10,049	10,157
0.690% due 08/05/2025	70,000	70,034
0.700% due 08/18/2025	37,000	37,024
0.709% due 04/15/2041 •	778	788
0.800% due 10/28/2026	17,900	17,909
1.000% due 12/15/2040 - 05/25/2047	37,610	38,064
2.209% due 07/15/2035 •	4,200	4,248
2.491% due 12/25/2028	5,538	5,967
2.500% due 07/25/2034 - 09/25/2048	20,463	21,024
2.864% due 10/25/2026	3,020	3,244
3.000% due 10/01/2046 - 05/01/2048	33,311	35,008
3.026% due 04/25/2027	1,805	1,959
3.065% due 08/25/2022	3,471	3,571
3.500% due 06/01/2044 - 10/01/2048	2,469	2,639
4.000% due 09/01/2048 - 05/01/2049	29,122	31,053
4.500% due 10/01/2048 - 02/01/2049	12,193	13,214
Ginnie Mae
0.530% due 10/20/2066 •	15	15
0.590% due 08/20/2066 •	6	6
0.610% due 09/20/2065 •	5,503	5,515
0.680% due 07/20/2063 •	2,692	2,700
0.710% due 06/20/2065 •	5,755	5,786
0.740% due 03/20/2065 •	4,496	4,527
0.790% due 12/20/2064 - 06/20/2066 •	15,748	15,843
0.820% due 08/20/2061 •	2	2
0.870% due 09/20/2063 •	327	329
0.890% due 10/20/2063 - 09/20/2065 •	582	589
0.910% due 02/20/2066 •	257	258
0.940% due 05/20/2066 •	4,828	4,896
1.020% due 04/20/2066 •	8,433	8,565
1.040% due 04/20/2066 •	8,502	8,653
1.060% due 07/20/2065 •	348	354
1.090% due 12/20/2066 •	6,729	6,852
1.140% due 01/20/2067 •	6,849	7,000
1.290% due 03/20/2066 •	3,273	3,360
3.500% due 09/20/2045	3,465	3,737
Ginnie Mae, TBA
2.000% due 03/01/2051	54,900	57,225
2.500% due 02/01/2051	131,700	139,134
3.000% due 02/01/2051 - 03/01/2051	38,700	40,491
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	15,259
Uniform Mortgage-Backed Security
2.500% due 07/01/2050 - 10/01/2050	17,632	18,606
3.000% due 01/01/2035 - 03/01/2050	40,349	42,767
3.500% due 03/01/2024 - 07/01/2048	50,771	53,942
4.000% due 05/01/2047	2,324	2,499
4.000% due 09/01/2048 - 12/01/2048	44,641	47,670
4.500% due 08/01/2048	13,954	15,188
5.000% due 04/01/2023 - 11/01/2044	3,592	4,067
5.500% due 04/01/2023 - 05/01/2040	74	86
5.500% due 01/01/2026 - 02/01/2042	1,462	1,701
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2036	35,200	36,762
2.000% due 03/01/2051	243,200	251,759
2.500% due 02/01/2051 - 03/01/2051	792,200	832,688
4.500% due 01/01/2051	16,000	17,342
Total U.S. Government Agencies (Cost $2,122,915)		2,148,108
U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Notes
0.250% due 08/31/2025	34,500	34,384
0.250% due 10/31/2025	180,000	179,205
0.625% due 11/30/2027	33,100	33,085
0.625% due 05/15/2030	4,550	4,446
0.625% due 08/15/2030	6,700	6,529
1.375% due 01/31/2022	17,000	17,232
1.375% due 01/31/2025	7,100	7,420
1.500% due 01/15/2023	12,000	12,336
1.500% due 10/31/2024	1,500	1,572
1.500% due 11/30/2024	11,500	12,060
1.750% due 12/31/2024	47,000	49,791
1.750% due 12/31/2026	37,300	40,080
2.000% due 04/30/2024 (g)	9,690	10,271
2.125% due 03/31/2024 (g)	5,600	5,950
2.250% due 12/31/2023	2,840	3,017
2.250% due 04/30/2024 (g)	1,600	1,709
2.250% due 03/31/2026	18,400	20,180

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.500% due 02/28/2026	11,100	12,305
2.625% due 06/15/2021	7,000	7,079
Total U.S. Treasury Obligations (Cost $447,895)		458,651
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,335
AREIT Trust 1.173% due 09/14/2036 •	2,500	2,467
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,200	8,724
3.441% due 09/15/2048	5,882	6,401
Bancorp Commercial Mortgage Trust 1.159% due 03/15/2036 •	1,564	1,558
BANK
1.805% due 11/15/2053	6,000	6,223
2.808% due 10/17/2052	1,600	1,777
2.897% due 11/15/2062	3,728	4,162
2.933% due 09/15/2062	10,300	11,512
3.279% due 11/15/2054	5,300	5,928
3.432% due 05/15/2062	2,000	2,285
3.623% due 04/15/2052	2,500	2,877
Benchmark Mortgage Trust
2.888% due 08/15/2057	4,319	4,817
2.957% due 12/15/2062	6,100	6,786
3.780% due 02/15/2051 ~	1,100	1,236
4.232% due 01/15/2052	5,700	6,857
BXMT Ltd. 1.553% due 03/15/2037 •	8,000	8,039
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	9,220
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,288
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,684	3,774
3.268% due 09/15/2050	3,600	3,952
3.962% due 03/10/2051	4,800	5,486
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,885
3.091% due 10/10/2049	3,700	4,052
3.317% due 09/10/2050	3,100	3,421
3.432% due 08/10/2048	1,449	1,604
3.497% due 05/10/2048	1,500	1,669
3.510% due 09/10/2050	4,200	4,783
3.694% due 08/10/2047	2,200	2,411
3.796% due 08/10/2047	3,250	3,594
3.902% due 07/10/2050	2,200	2,466
4.228% due 05/10/2051	3,800	4,529
Credit Suisse Mortgage Capital Trust 1.509% due 10/15/2037 •	5,300	5,324
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	10,071
3.808% due 11/15/2048	5,600	6,331
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,603
Exantas Capital Corp. Ltd. 1.153% due 04/15/2036 •	4,960	4,915
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	5,116
GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	8,483
3.396% due 02/10/2048	2,600	2,848
3.801% due 01/10/2047	3,447	3,591
3.871% due 07/10/2046 ~	7,000	7,376
HPLY Trust 1.159% due 11/15/2036 •	4,474	4,413
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,534
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	3,201
3.562% due 12/15/2048	1,456	1,559
3.611% due 05/15/2048	2,000	2,235
3.639% due 11/15/2047	3,000	3,298
3.670% due 09/15/2047	2,463	2,657
3.801% due 08/15/2048	1,500	1,687
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,586
2.994% due 12/15/2049	300	323
3.242% due 10/15/2050	3,900	4,296
JPMorgan Chase Commercial Mortgage Securities Trust
1.009% due 10/15/2032 •	2,797	2,710
1.009% due 12/15/2036 •	6,000	5,927
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,179

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,483
3.067% due 11/15/2052	6,200	6,985
3.587% due 12/15/2050	700	806
3.809% due 12/15/2048	2,000	2,244
PFP Ltd.
1.123% due 04/14/2036 •	5,480	5,407
1.203% due 04/14/2037 •	3,250	3,220
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,829
2.987% due 12/15/2052	930	1,042
3.215% due 08/15/2050	4,550	5,000
3.366% due 10/15/2050	2,700	2,964
3.504% due 12/15/2050	8,400	9,324
3.903% due 02/15/2051	3,500	3,967
4.195% due 08/15/2051	1,200	1,390
VMC Finance LLC 1.073% due 10/15/2035 •	2,103	2,088
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,545
2.652% due 08/15/2049	1,600	1,735
2.788% due 07/15/2048	250	264
2.991% due 02/15/2048	210	220
3.306% due 05/15/2048	221	235
3.311% due 06/15/2052	4,750	5,416
3.395% due 10/15/2050	3,400	3,766
3.461% due 07/15/2058	858	907
3.540% due 05/15/2048	1,500	1,670
4.147% due 06/15/2051	1,400	1,614
Wells Fargo-RBS Commercial Mortgage Trust 3.631% due 11/15/2047	2,000	2,211
Total Non-Agency Mortgage-Backed Securities (Cost $298,476)		314,713
ASSET-BACKED SECURITIES 6.4%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •	5,200	5,197
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •	11,000	11,000
Apres Static CLO Ltd. 1.290% due 10/15/2028 •	16,200	16,178
Arbor Realty Collateralized Loan Obligation Ltd. 1.149% due 12/15/2027 •	6,794	6,789
Atlas Senior Loan Fund Ltd. 1.648% due 07/20/2032 •	6,500	6,491
Avery Point CLO Ltd. 1.315% due 04/25/2026 •	351	351
Benefit Street Partners CLO Ltd. 1.468% due 07/20/2029 •	1,498	1,499
BlueMountain CLO Ltd. 1.148% due 07/18/2027 •	3,063	3,053
California Street CLO Ltd. 1.267% due 10/15/2025 •	1,068	1,069
Carrington Mortgage Loan Trust 1.338% due 10/20/2029 •	4,200	4,189
CLNC FL1 Ltd. 1.402% due 08/20/2035 •	10,000	9,943
Columbia Cent CLO Ltd. 1.365% due 10/25/2028 •	6,000	5,994
Denali Capital CLO LLC 1.265% due 10/26/2027 •	3,225	3,224
ECMC Group Student Loan Trust
0.898% due 02/27/2068 •	4,669	4,617
0.948% due 09/25/2068 •	6,162	6,141
1.174% due 01/27/2070 •	11,700	11,863
1.198% due 05/25/2067 •	3,520	3,539
Elevation CLO Ltd. 1.208% due 04/18/2027 •	245	245
FirstKey Homes Trust 1.339% due 09/17/2025	10,500	10,650
Gallatin CLO Ltd. 1.537% (US0003M + 1.050%) due 07/15/2027 ~	3,262	3,257
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •	11,000	11,000
GPMT Ltd. 1.452% due 02/22/2036 •	6,500	6,477
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •	10,000	10,015
KKR CLO Ltd. 1.488% due 07/18/2030 •	1,900	1,903
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •	2,860	2,851
MF1 Ltd. 1.859% due 11/15/2035 •	7,800	7,822
MidOcean Credit CLO 1.468% due 01/20/2029 •	9,000	8,996

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •	278	279
Mountain View CLO Ltd. 1.320% due 10/16/2029 •	2,000	1,989
Navient Student Loan Trust
0.528% due 03/25/2067 •	4,241	4,234
0.948% due 07/26/2066 •	3,603	3,601
Nelnet Student Loan Trust 0.748% due 03/25/2030 •	2,022	2,012
OCP CLO Ltd. 1.338% due 07/20/2029 •	4,200	4,204
OZLM Ltd. 1.294% due 07/30/2027 •	2,601	2,598
Palmer Square Loan Funding Ltd.
1.121% due 11/15/2026 •	2,814	2,811
1.188% due 04/20/2027 •	3,336	3,332
1.918% due 07/20/2028 •	10,316	10,344
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,823
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •	51	51
Shackleton CLO Ltd.
1.138% due 10/20/2027 •	2,197	2,191
1.348% due 10/20/2028 •	7,388	7,388
SLC Student Loan Trust
0.281% due 05/15/2029 •	2,822	2,777
0.317% due 09/15/2026 •	80	80
0.327% due 03/15/2027 •	566	563
1.082% due 11/25/2042 •	922	926
SLM Student Loan Trust
0.325% due 01/25/2027 •	77	77
0.335% due 01/25/2027 •	913	908
0.355% due 10/25/2028 •	4,890	4,864
0.687% due 12/15/2027 •	1,858	1,858
0.765% due 01/25/2028 •	1,734	1,734
0.815% due 10/25/2029 •	3,376	3,371
Sound Point CLO Ltd. 1.359% due 01/23/2029 •	1,900	1,897
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •	584	584
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •	3,600	3,596
TCW CLO Ltd. 1.268% due 10/20/2031 •	4,700	4,704
Telos CLO Ltd. 1.488% due 01/17/2027 •	729	730
TICP CLO Ltd. 1.058% due 04/20/2028 •	3,080	3,063
TPG Real Estate Finance Ltd. 1.303% due 10/15/2034 •	10,700	10,693
Tralee CLO Ltd. 1.328% due 10/20/2028 •	3,400	3,400
Trestles CLO Ltd. 1.505% due 07/25/2029 •	6,550	6,558
Venture CLO Ltd.
1.117% due 07/15/2027 •	2,778	2,769
1.256% due 04/20/2029 •(a)	5,000	5,000
1.366% due 10/22/2031 •	1,850	1,852
1.448% due 04/20/2029 •	16,000	15,985
Voya CLO Ltd. 0.935% due 07/25/2026 •	801	802
Zais CLO Ltd. 1.387% due 04/15/2028 •	3,986	3,973
Total Asset-Backed Securities (Cost $293,613)		293,974
SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,718
Korea Expressway Corp. 3.625% due 10/22/2021	4,000	4,103
Province of Ontario
2.500% due 04/27/2026	5,000	5,493
3.050% due 01/29/2024	4,000	4,331
3.200% due 05/16/2024	3,000	3,284
Province of Quebec
2.375% due 01/31/2022	4,700	4,808
2.625% due 02/13/2023	10,500	11,023
Qatar Government International Bond
3.375% due 03/14/2024	1,600	1,735
3.875% due 04/23/2023	2,500	2,690

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

Saudi Government International Bond 2.375% due 10/26/2021	500	508
Total Sovereign Issues (Cost $42,311)		44,693
SHORT-TERM INSTRUMENTS 31.6%
REPURCHASE AGREEMENTS (e) 10.9%		505,561
SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	5,300	5,304
U.S. TREASURY BILLS 19.0%
0.095% due 01/14/2021 - 05/06/2021 (a)(b)(c)(g)	878,100	877,998
U.S. TREASURY CASH MANAGEMENT BILLS 1.5%
0.094% due 02/18/2021 - 05/25/2021 (a)(b)(c)	71,300	71,289
MUNICIPAL BONDS & NOTES 0.1%
California Earthquake Authority Revenue Notes, Series 2020 1.127% due 01/01/2021	2,200	2,200
Total Municipal Bonds & Notes (Cost $2,200)		2,200
Total Short-Term Instruments (Cost $1,462,296)		1,462,352
Total Investments in Securities (Cost $6,047,067)		6,167,037
Total Investments 133.4% (Cost $6,047,067)		$6,167,037
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $588)		18
Other Assets and Liabilities, net (33.4)%		(1,545,530)
Net Assets 100.0%		$4,621,525

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$7,037	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.100%	01/04/2021	01/19/2021	$150,000	U.S. Treasury Bonds 2.875% due 11/15/2046	$(152,906)	$150,000	$150,000
0.100	12/28/2020	01/04/2021	100,000	U.S. Treasury Bonds 2.875% - 4.625% due 02/15/2040 - 11/15/2046	(102,248)	100,000	100,002
FICC	0.000	12/31/2020	01/04/2021	361	U.S. Treasury Bills 0.000% due 12/30/2021	(368)	361	361
JPS	0.120	12/31/2020	01/04/2021	150,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(153,382)	150,000	150,002
0.110	01/04/2021	01/05/2021	50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(51,027)	50,000	50,000
MBC	0.110	12/31/2020	01/04/2021	55,200	U.S. Treasury Bills 0.000% due 01/07/2021 - 03/11/2021	(56,518)	55,200	55,201
Total Repurchase Agreements	$(516,449)	$505,561	$505,566
(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.677%	$3,900	$(147)	$204	$57	$0	$(2)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.883	900	8	(1)	7	0	0
$(139)	$203	$64	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$29,900	$727	$17	$744	$20	$0
Total Swap Agreements	$588	$220	$808	$20	$(2)
(g)

Securities with an aggregate market value of $4,409 and cash of $1,642 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2020 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$927,627	$0	$927,627
Industrials	0	264,259	0	264,259
Utilities	0	85,678	0	85,678
Municipal Bonds & Notes
Alabama	0	1,840	0	1,840
California	0	51,652	0	51,652
Florida	0	2,398	0	2,398
Georgia	0	1,118	0	1,118
Hawaii	0	14,713	0	14,713
Idaho	0	6,905	0	6,905
Kansas	0	2,672	0	2,672
Michigan	0	2,685	0	2,685
New York	0	50,761	0	50,761
Pennsylvania	0	1,021	0	1,021
South Dakota	0	2,429	0	2,429
Texas	0	8,498	0	8,498
Utah	0	3,334	0	3,334
West Virginia	0	10,746	0	10,746
Wisconsin	0	6,210	0	6,210
U.S. Government Agencies	0	2,148,108	0	2,148,108
U.S. Treasury Obligations	0	458,651	0	458,651
Non-Agency Mortgage-Backed Securities	0	314,713	0	314,713
Asset-Backed Securities	0	293,974	0	293,974
Sovereign Issues	0	44,693	0	44,693
Short-Term Instruments
Repurchase Agreements	0	505,561	0	505,561
Short-Term Notes	0	5,304	0	5,304
U.S. Treasury Bills	0	877,998	0	877,998
U.S. Treasury Cash Management Bills	0	71,289	0	71,289
Municipal Bonds & Notes	0	2,200	0	2,200
Total Investments	$0	$6,167,037	$0	$6,167,037
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$20	$0	$20
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)
Total Financial Derivative Instruments	$0	$18	$0	$18
Totals	$0	$6,167,055	$0	$6,167,055

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 257.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 06/07/2021 (e)	$38	$52
Ambac LSNI LLC 6.000% due 02/12/2023 •	138	138
		190
INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	1,032	1,199
Total Corporate Bonds & Notes (Cost $1,220)		1,389
MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,946
Total Municipal Bonds & Notes (Cost $5,001)		3,946
U.S. GOVERNMENT AGENCIES 225.2%
Fannie Mae
0.000% due 08/25/2022 (d)	1	1
0.191% due 07/25/2037 •	462	455
0.200% due 02/25/2043 •(a)	3,301	27
0.210% due 12/25/2036 •	1,293	1,281
0.258% due 07/25/2032 •	122	120
0.351% due 09/26/2033 •	17	17
0.410% due 06/25/2032 •	1	1
0.448% due 12/25/2028 •	1	1
0.510% due 02/25/2033 •	11	11
0.548% due 06/25/2029 •	56	56
0.558% due 04/18/2028 •	11	11
0.558% due 12/18/2032 •	10	10
0.598% due 06/25/2046 •	1,468	1,477
0.608% due 10/18/2030 •	13	14
0.648% due 06/25/2030 - 11/25/2059 •	20,878	21,068
0.658% due 09/18/2027 •	15	15
0.725% due 03/01/2035 •	50	50
0.798% due 09/25/2023 •	4	4
0.848% due 10/25/2037 •	2,779	2,844
1.048% due 04/25/2032 •	23	23
1.248% due 05/25/2023 •	3	3
1.448% due 11/25/2021 •	1	1
1.772% due 11/01/2035 •	4	4
1.773% due 10/01/2031 •	17	17
1.779% due 10/01/2023 •	4	4
1.880% due 09/01/2035 •	138	144
1.925% due 11/01/2035 •	273	274
1.944% due 08/01/2042 •	495	499
1.944% due 07/01/2044 - 10/01/2044 •	708	717
1.993% due 12/01/2035 •	25	25
1.993% due 10/25/2046 ~(a)	472	25
2.057% due 04/25/2046 ~(a)	990	53
2.144% due 10/01/2030 •	138	139
2.144% due 09/01/2040 •	54	55
2.147% due 07/25/2052 ~(a)	940	45
2.180% due 07/01/2035 •	7	7
2.200% due 11/01/2026 •	43	43
2.205% due 11/01/2031 •	11	11
2.217% due 09/01/2035 •	6	6
2.218% due 09/01/2035 •	185	189
2.277% due 03/01/2035 •	22	23
2.280% due 11/01/2035 •	5	5
2.306% due 01/25/2022 ~(a)	4,083	37
2.310% due 09/01/2034 •	74	78
2.316% due 04/25/2055 - 08/25/2055 ~(a)	2,408	139
2.317% due 08/25/2054 ~(a)	1,691	118

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.326% due 07/25/2044 ~(a)	1,287	70
2.330% due 07/01/2027 •	2	2
2.338% due 07/25/2044 - 01/25/2045 ~(a)	1,907	98
2.350% due 05/01/2026 •	1	1
2.358% due 01/25/2031 ~(a)	6,800	1,006
2.384% due 08/01/2035 •	35	36
2.385% due 07/01/2035 •	80	81
2.397% due 03/25/2045 ~(a)	787	42
2.439% due 09/01/2031 •	8	8
2.439% due 07/25/2045 ~(a)	4,000	265
2.476% due 08/01/2029 •	19	19
2.500% due 06/01/2026 •	4	4
2.521% due 11/01/2025 •	19	19
2.527% due 09/01/2030 - 07/01/2032 •	21	21
2.540% due 06/01/2023 •	6	6
2.564% due 07/01/2034 •	115	116
2.610% due 12/01/2029 •	2	2
2.637% due 03/01/2025 •	1	1
2.640% due 05/01/2029 •	9	9
2.643% due 05/01/2035 •	56	56
2.661% due 11/01/2035 •	115	116
2.667% due 06/01/2032 •	19	19
2.690% due 08/25/2044 ~(a)	774	45
2.742% due 05/25/2035 ~	89	91
2.850% due 06/01/2035 •	267	278
2.975% due 01/01/2026 •	55	55
2.988% due 02/01/2027 •	14	14
3.000% due 11/01/2042 - 05/01/2058	20,504	21,987
3.000% due 11/25/2043 - 12/25/2048 (a)	20,140	1,884
3.001% due 05/01/2036 •	4	4
3.020% due 09/01/2030 •	5	5
3.022% due 11/01/2025 •	3	3
3.065% due 12/01/2031 •	3	3
3.102% due 05/01/2036 •	43	45
3.107% due 05/01/2035 •	31	32
3.125% due 04/01/2033 •	73	74
3.220% due 02/01/2024 •	33	33
3.307% due 05/01/2036 •	162	168
3.336% due 02/01/2034 •	49	51
3.358% due 01/01/2049 •	7,965	8,250
3.363% due 01/01/2035 •	38	38
3.379% due 02/01/2032 •	44	44
3.382% due 06/01/2035 •	27	27
3.462% due 02/01/2026 •	8	8
3.463% due 08/01/2029 •	2	2
3.500% due 07/01/2026 - 08/01/2026 •	3	4
3.500% due 04/25/2046 (a)	1,570	68
3.500% due 06/01/2056 - 01/01/2059 (g)	43,811	48,456
3.532% due 03/01/2035 •	54	54
3.538% due 11/01/2048 •	3,733	3,931
3.543% due 10/25/2042 •	1,441	1,436
3.575% due 02/01/2026	9,000	9,707
3.598% due 12/01/2048 •	8,395	8,772
3.621% due 03/01/2024 •	2	2
3.635% due 04/01/2030 •	2	2
3.645% due 06/01/2029 •	13	13
3.645% due 05/01/2030 •	16	16
3.675% due 02/01/2035 •	20	20
3.680% due 04/01/2022	6	6
3.681% due 05/01/2036 •	3	3
3.709% due 11/01/2028 •	35	35
3.737% due 12/01/2035 •	11	11
3.750% due 05/01/2027 •	12	12
3.770% due 04/01/2032 •	3	3
3.778% due 06/01/2030 •	39	39
3.780% due 02/01/2031 •	15	15
3.790% due 01/01/2029	2,500	2,942
3.837% due 12/01/2027 •	9	9
3.912% due 02/01/2036 •	22	22
3.934% due 01/01/2030 •	67	67
3.945% due 02/01/2025 •	14	14
3.960% due 08/01/2029	4,134	4,885
3.961% due 11/01/2028 •	29	30
4.000% due 09/01/2043	330	362
4.000% due 10/01/2043	197	216
4.000% due 06/25/2044 (a)	231	19
4.032% due 05/01/2036 •	4	4
4.125% due 12/01/2023 •	4	4
4.128% due 08/01/2028 •	23	24
4.359% due 06/01/2029 •	1	1
4.485% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 05/01/2041	83	90
4.500% due 04/01/2059 (g)	19,217	21,995
4.517% due 02/01/2028 •	17	17
4.800% due 02/01/2030 •	60	61
5.000% due 04/25/2023 - 11/01/2039	266	286

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

5.024% due 09/01/2034 •	4	5
5.085% due 02/01/2031 •	35	36
5.094% due 01/01/2029 •	5	5
5.500% due 12/01/2035 - 11/01/2039	1,864	2,039
5.526% due 02/01/2031 •	23	25
5.707% due 12/01/2030 •	55	56
5.852% due 11/25/2049 •(a)	3,866	678
6.000% due 04/25/2031 - 07/01/2037	461	525
6.002% due 07/25/2042 - 08/25/2042 •(a)	15,213	2,182
6.300% due 06/25/2031 ~	150	150
6.300% due 10/17/2038	10	10
6.500% due 05/25/2021 - 10/25/2031	620	715
6.500% due 02/25/2024 - 06/25/2028	207	223
6.500% due 04/25/2038 (a)	193	43
6.589% due 10/25/2031 þ	1	1
6.850% due 12/18/2027	142	162
7.000% due 06/25/2022 - 12/20/2027	39	44
7.000% due 10/25/2022 - 09/01/2032	123	132
7.500% due 03/25/2023 - 07/25/2041	373	424
7.800% due 10/25/2022	4	4
7.800% due 06/25/2026 ~	2	2
8.010% due 06/25/2032 ~	1	1
8.972% due 10/25/2045 •	1,633	1,900
14.536% due 06/25/2042 •	379	675
Farmer Mac 8.113% due 04/25/2030 «~	76	76
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	60,109	54,291
0.268% due 07/25/2031 •	40	40
0.273% due 05/25/2031 •	107	106
0.288% due 09/25/2031 •	78	78
0.359% due 03/15/2031 •	34	34
0.409% due 07/15/2034 •	5	5
0.459% due 06/15/2048 •	2,803	2,810
0.459% due 12/15/2048	3,605	3,610
0.483% due 11/25/2021 •	735	734
0.499% due 10/15/2037 •	1,401	1,404
0.499% due 08/15/2040 - 10/15/2040 •	12,068	12,087
0.503% due 09/25/2021 •	153	153
0.509% due 12/15/2029 •	47	47
0.609% due 03/15/2024 - 08/15/2029 •	80	81
0.609% due 11/15/2030 - 12/15/2031 •	17	17
0.649% due 12/15/2046 •	981	988
0.659% due 02/15/2028 - 03/15/2032 •	12	11
0.698% due 01/25/2050 •	3,799	3,832
0.709% due 03/15/2032 - 03/15/2044 •	2,265	2,289
0.759% due 08/15/2035 •	453	460
0.957% due 11/25/2022 ~(a)	28,283	395
1.109% due 04/15/2031 •	469	478
1.159% due 06/15/2031 •	33	33
1.178% due 04/25/2021 ~(a)	66,172	77
1.359% due 07/15/2027 •	182	186
1.883% due 07/01/2030 •	74	73
2.085% due 04/01/2025 •	3	3
2.173% due 12/01/2035 •	309	321
2.197% due 10/15/2037 ~(a)	345	14
2.199% due 10/01/2035 •	67	70
2.231% due 10/01/2023 •	39	39
2.248% due 10/01/2027 •	4	4
2.250% due 10/01/2024 •	32	32
2.272% due 09/01/2026 •	4	4
2.348% due 12/01/2032 •	10	10
2.359% due 10/15/2037 ~(a)	109	4
2.365% due 10/01/2023 •	9	9
2.375% due 08/01/2029 •	4	4
2.383% due 11/01/2031 •	1	1
2.459% due 11/15/2038 ~(a)	919	48
2.460% due 12/01/2026 •	4	4
2.492% due 10/15/2041 ~(a)	542	27
2.500% due 12/15/2027 (a)	3,220	178
2.515% due 05/01/2032 •	6	6
2.564% due 06/01/2024 •	1	1
2.580% due 08/15/2041 ~(a)	282	14
2.609% due 04/01/2029 •	4	4
2.621% due 06/15/2038 ~(a)	624	41
2.630% due 11/01/2034 •	70	73
2.690% due 11/15/2036 ~(a)	822	49
2.710% due 08/01/2035 •	25	26
2.712% due 03/15/2037 ~(a)	317	19
2.739% due 05/15/2037 ~(a)	236	11
2.752% due 01/01/2028 •	14	14
2.771% due 07/01/2027 •	5	5
2.797% due 10/01/2024 •	8	8
2.819% due 02/15/2038 ~(a)	650	33
2.829% due 07/01/2035 •	160	169
2.846% due 08/15/2036 ~(a)	520	27

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.850% due 05/01/2032 •	1	1
2.865% due 02/01/2027 •	12	12
2.959% due 10/01/2036 •	53	56
3.000% due 08/15/2032 - 08/01/2046	9,260	9,858
3.000% due 02/15/2033 - 09/15/2048 (a)	6,791	496
3.021% due 10/01/2027 •	6	6
3.024% due 11/01/2027 •	45	45
3.064% due 07/01/2024 •	6	6
3.154% due 04/01/2031 •	1	1
3.158% due 11/01/2029 •	221	227
3.169% due 09/01/2028 •	5	5
3.176% due 09/01/2024 •	3	3
3.180% due 12/01/2029 •	21	22
3.208% due 08/01/2030 •	2	2
3.210% due 07/01/2030 •	3	3
3.241% due 05/01/2032 •	73	73
3.254% due 04/25/2023 ~	9,489	9,700
3.260% due 06/01/2028 •	11	11
3.311% due 07/01/2028 •	82	82
3.371% due 05/01/2032 •	111	111
3.441% due 02/01/2029 •	17	17
3.500% due 12/15/2022 - 09/01/2032	2,585	2,846
3.500% due 08/15/2026 - 08/15/2045 (a)	23,722	2,609
3.513% due 03/01/2033 •	61	64
3.648% due 02/01/2027 •	55	55
3.700% due 09/01/2027 •	13	13
3.749% due 03/01/2032 •	4	4
3.750% due 11/01/2027 - 03/01/2033 •	28	28
3.778% due 08/01/2027 •	3	3
3.824% due 02/01/2031 •	1	1
3.903% due 08/15/2032 ~	17	18
4.000% due 06/01/2029 - 12/01/2048	20,032	22,005
4.000% due 01/15/2046 (a)	8,300	997
4.151% due 03/01/2027 •	1	1
4.408% due 03/01/2029 •	11	11
4.500% due 03/01/2029 - 05/01/2029	2,769	3,028
4.500% due 06/01/2029 - 06/01/2048	8,498	9,506
5.000% due 05/01/2023 - 07/01/2041	11,361	12,988
5.500% due 12/01/2022 - 06/01/2041	23,579	27,508
5.500% due 02/01/2027 - 07/01/2029	276	311
6.000% due 10/01/2021 - 05/01/2040	3,737	4,440
6.000% due 07/01/2027 - 02/01/2034	529	597
6.250% due 12/15/2028	113	127
6.500% due 03/15/2021 - 08/01/2037	1,075	1,252
6.500% due 01/15/2024 - 10/25/2043	557	641
7.000% due 04/15/2023 - 12/01/2032	43	47
7.000% due 07/15/2023	26	27
7.000% due 10/25/2023 (a)	5	0
7.500% due 08/15/2029 (a)	2	0
7.500% due 01/15/2030	69	82
7.645% due 05/01/2025	345	393
8.000% due 06/01/2030 - 09/01/2030	1	2
8.500% due 08/01/2024 - 08/01/2027	29	32
9.186% due 12/15/2043 •	2,913	3,685
9.483% due 10/15/2040 •	18	24
11.854% due 05/15/2035 •	3,589	4,887
13.105% due 05/15/2041 •	4,005	5,889
15.381% due 01/15/2035 •	4,986	7,310
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	347	340
0.122% due 06/16/2043 ~(a)	11,266	28
0.988% due 03/16/2051 ~(a)	886	5
1.155% due 01/20/2059 •	533	540
1.177% due 10/20/2058 •	338	342
1.202% due 07/20/2070 - 08/20/2070 •	26,795	27,905
1.402% due 10/20/2070 ~	15,219	15,997
2.103% due 08/20/2045 ~(a)	546	21
2.104% due 09/20/2045 ~(a)	1,713	59
2.247% due 11/20/2045 ~(a)	1,370	64
2.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	219	221
2.250% due 08/20/2024 - 07/20/2035 •	4,393	4,587
2.282% due 12/20/2045 ~(a)	986	38
2.358% due 06/20/2043 ~(a)	1,093	51
2.376% due 06/20/2042 ~(a)	1,264	61
2.426% due 06/20/2042 ~(a)	1,164	56
2.500% due 03/20/2027 - 12/20/2050	15,217	16,098
2.500% due 07/20/2030 - 09/20/2030 •	47	48
2.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2026 ~	372	379
2.875% due 04/20/2027 - 04/20/2033 •	2,748	2,868
3.000% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2026 ~	251	253
3.000% due 01/20/2027 - 02/20/2032 •	395	407
3.000% due 05/20/2039 - 06/20/2046 (a)	1,759	67
3.000% due 12/15/2042 - 05/20/2050	12,603	13,222
3.000% due 07/20/2050 - 08/20/2050 (g)	127,901	134,314
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	5	5
3.125% due 12/20/2027 - 12/20/2032 •	776	810

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.500% due 01/20/2034 •	1,704	1,818
3.500% due 11/15/2041 - 02/15/2050	77,401	85,688
3.500% due 08/20/2042 - 09/20/2046 (a)	13,947	1,304
3.500% due 03/20/2047 (g)	15,045	16,665
4.000% due 09/15/2040 - 08/15/2048	27,240	30,199
4.500% due 06/15/2035 - 01/20/2049	39,356	43,227
4.500% due 08/20/2048 (g)	18,333	19,872
5.000% due 03/15/2033 - 12/20/2048	21,151	24,021
5.500% due 05/15/2031 - 03/20/2049	9,053	10,524
6.000% due 09/15/2036 - 12/15/2040	1,372	1,590
6.500% due 10/15/2023 - 07/15/2039	1,835	2,124
7.000% due 09/15/2025 - 09/20/2028	13	13
7.500% due 12/15/2022 - 11/15/2031	33	36
8.000% due 06/15/2024 - 09/15/2031	53	64
8.500% due 06/15/2027 - 01/20/2031	263	283
8.972% due 09/20/2045 •	1,736	2,197
9.000% due 06/15/2030 - 09/15/2030	23	24
Ginnie Mae, TBA
2.000% due 03/01/2051	79,600	82,970
2.500% due 02/01/2051 - 03/01/2051	108,050	113,963
3.000% due 01/01/2051	16,400	17,076
3.000% due 02/01/2051 - 03/01/2051	156,450	163,691
3.500% due 02/01/2051	4,082	4,325
4.000% due 01/01/2051 - 02/01/2051	73,050	77,864
4.500% due 01/01/2051	5,000	5,504
Small Business Administration
5.370% due 04/01/2028	1,282	1,405
5.490% due 05/01/2028	1,352	1,469
5.870% due 05/01/2026 - 07/01/2028	1,098	1,203
6.220% due 12/01/2028	184	206
Uniform Mortgage-Backed Security
2.000% due 11/01/2026 - 01/01/2051	3,309	3,474
2.500% due 01/01/2032 - 11/01/2050	27,617	29,259
3.000% due 05/01/2024 - 03/01/2050	80,702	85,916
3.000% due 04/01/2031	6,784	7,295
3.000% due 02/01/2050 - 06/01/2050 (g)	91,573	98,185
3.500% due 09/01/2025 - 04/01/2049	29,233	31,633
3.500% due 09/01/2047 - 05/01/2050 (g)	211,729	224,629
4.000% due 07/01/2025 - 12/01/2048	118,454	131,198
4.000% due 06/01/2026 - 05/01/2047	2,602	2,798
4.000% due 06/01/2049 (g)	36,360	39,529
4.500% due 06/01/2024 - 05/01/2049	27,770	30,989
4.500% due 06/01/2044	139	155
5.000% due 10/01/2021 - 03/01/2049	10,689	11,993
5.000% due 09/01/2025 - 02/01/2027	267	295
5.500% due 01/01/2021 - 02/01/2042	10,533	12,172
5.500% due 11/01/2039 (g)	2,399	2,821
6.000% due 05/01/2021 - 05/01/2041	14,190	16,487
6.000% due 05/01/2024 - 12/01/2036	1,694	1,998
6.500% due 04/01/2021 - 05/01/2040	6,970	8,100
6.500% due 10/01/2021 - 02/01/2036	151	173
8.000% due 07/01/2030 - 05/01/2032	10	12
8.000% due 10/01/2030	6	8
8.500% due 08/01/2037	7	7
9.000% due 11/01/2025	2	2
Uniform Mortgage-Backed Security, TBA
1.500% due 02/01/2036	23,500	24,146
2.000% due 01/01/2036 - 03/01/2036	199,500	208,480
2.000% due 01/01/2051 - 03/01/2051	298,800	309,333
2.500% due 02/01/2035 - 01/01/2036	146,290	152,583
2.500% due 01/01/2051 - 03/01/2051	211,100	221,803
3.000% due 01/01/2036 - 01/01/2051	271,025	284,218
3.500% due 01/01/2036	71,300	75,607
3.500% due 01/01/2051	1,000	1,057
4.000% due 01/01/2051	247,940	264,792
4.000% due 02/01/2051	11,000	11,764
4.500% due 01/01/2051	3,000	3,252
5.000% due 01/01/2051	25,800	28,555
6.000% due 01/01/2051	1,000	1,124
Vendee Mortgage Trust
6.163% due 01/15/2030 ~	151	179
6.500% due 03/15/2029	299	344
Total U.S. Government Agencies (Cost $3,590,452)		3,651,287
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%
Adjustable Rate Mortgage Trust 3.311% due 09/25/2035 ^~	370	351
AREIT Trust
1.133% due 11/14/2035 •	5,982	5,943
2.779% due 04/15/2037 •	6,600	6,688
Banc of America Funding Trust
0.732% due 05/20/2035 ^•	325	300
5.753% due 10/25/2036 ^þ	759	749
5.837% due 01/25/2037 ^þ	681	686

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Banc of America Mortgage Trust
2.884% due 07/25/2034 ~	2	2
3.610% due 06/20/2031 ~	74	75
3.614% due 07/20/2032 ~	4	4
3.629% due 02/25/2036 ^~	180	171
6.500% due 10/25/2031	10	10
Bear Stearns Adjustable Rate Mortgage Trust
2.766% due 08/25/2033 ~	111	111
2.781% due 11/25/2030 ~	2	2
2.875% due 08/25/2033 ~	158	159
3.186% due 02/25/2033 ~	2	2
3.314% due 01/25/2034 ~	2	2
Bear Stearns ALT-A Trust
3.108% due 11/25/2036 ^~	558	376
3.270% due 11/25/2036 ~	452	347
3.369% due 05/25/2035 ~	205	206
3.491% due 11/25/2036 ^~	213	149
Bear Stearns Mortgage Securities, Inc. 2.995% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 2.728% due 12/26/2046 ^~	921	821
BellaVista Mortgage Trust 0.652% due 05/20/2045 •	207	155
BX Commercial Mortgage Trust
0.909% due 11/15/2035 •	18,776	18,812
1.459% due 11/15/2035 •	20,300	20,300
Chase Mortgage Finance Trust
3.338% due 09/25/2036 ^~	30	27
6.000% due 07/25/2037	1,886	1,364
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.328% due 05/25/2036 •	108	100
0.398% due 08/25/2035 •	173	174
0.719% due 01/25/2035 ~	279	272
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	2	2
3.125% due 08/25/2035 ^~	158	141
3.228% due 09/25/2059 þ	2,104	2,123
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •	177	180
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	624	623
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	101	65
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•	21	25
0.352% due 07/20/2046 ^•	426	336
0.398% due 10/25/2046 ^•	516	382
0.408% due 07/25/2046 ^•	1,644	1,086
0.432% due 09/20/2046 •	6,022	4,081
0.472% due 12/20/2035 •	655	614
0.488% due 10/25/2046 ^•	1,696	1,256
0.498% due 06/25/2047 ^•	8	0
0.528% due 09/25/2046 ^•	3,529	3,255
0.548% due 05/25/2036 •	41	36
0.568% due 05/25/2035 •	678	636
0.588% due 05/25/2035 •	110	101
0.648% due 05/25/2035 •	183	157
0.648% due 09/25/2046 ^•	3,627	2,875
0.708% due 12/25/2035 •	208	203
6.250% due 11/25/2036 ^	846	760
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	657	582
0.688% due 02/25/2035 •	100	96
0.728% due 04/25/2035 •	369	338
0.728% due 04/25/2035 •	31	29
0.788% due 03/25/2035 •	47	42
0.808% due 02/25/2035 •	402	395
0.828% due 02/25/2035 •	10	9
0.828% due 03/25/2036 •	167	87
0.848% due 02/25/2036 ^•	87	26
2.165% due 09/25/2034 ^~	162	150
2.460% due 06/19/2031 ~	4	4
2.780% due 02/20/2036 ^~	195	172
2.997% due 09/25/2047 ^~	409	385
3.090% due 08/25/2034 ^~	109	107
3.105% due 11/25/2037 ~	496	483
3.625% due 07/19/2031 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp.
3.357% due 06/25/2033 ~	8	8
5.005% due 06/25/2032 ~	3	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	2,064	969
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	6,230	6,246
3.322% due 10/25/2058 ~	1,946	1,965
4.788% due 05/27/2053 ~	4,976	5,639

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.248% due 10/25/2036 ^•	10	8
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	3	3
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	5	6
GreenPoint Mortgage Funding Trust
0.348% due 12/25/2046 ^•	1,953	1,817
0.688% due 04/25/2036 ^•	138	248
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~	16	16
GSR Mortgage Loan Trust
0.668% due 08/25/2046 •	2,611	1,571
3.071% due 06/25/2034 ~	15	15
3.144% due 04/25/2036 ~	165	137
HarborView Mortgage Loan Trust
0.282% due 03/19/2037 •	314	298
0.532% due 07/21/2036 •	139	151
0.592% due 05/19/2046 ^•	608	194
2.101% due 11/19/2034 ~	48	49
2.965% due 07/19/2035 ^~	3	3
3.333% due 08/19/2034 ~	894	883
3.344% due 08/19/2036 ^~	128	130
HomeBanc Mortgage Trust
0.508% due 12/25/2036 •	95	93
1.008% due 08/25/2029 •	201	195
Impac Secured Assets Trust 0.298% due 11/25/2036 •	541	506
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	2	2
IndyMac Mortgage Loan Trust
0.448% due 06/25/2037 ^•	367	202
0.568% due 05/25/2046 •	820	781
0.628% due 04/25/2035 •	65	57
0.628% due 07/25/2035 •	597	570
0.748% due 11/25/2035 ^•	116	82
0.788% due 02/25/2035 •	142	136
2.675% due 01/25/2036 ^~	379	348
2.900% due 12/25/2034 ~	4	4
3.063% due 01/25/2036 ^~	1	1
3.149% due 08/25/2035 ^~	615	552
3.259% due 08/25/2036 ~	11,335	10,950
JPMorgan Mortgage Trust
1.048% due 12/25/2049 •	13,870	13,900
1.098% due 08/25/2049 •	8,251	8,266
3.357% due 10/25/2035 ~	704	662
Lehman XS Trust 0.468% due 11/25/2046 ^•	1,568	1,281
Luminent Mortgage Trust 0.508% due 12/25/2036 ^•	675	637
MASTR Adjustable Rate Mortgages Trust
0.628% due 05/25/2037 •	452	265
0.748% due 05/25/2047 ^•	1,965	3,259
0.828% due 05/25/2047 ^•	2,056	2,273
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	88	76
MASTR Seasoned Securitization Trust 2.726% due 10/25/2032 ~	168	170
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.859% due 11/15/2031 •	196	197
1.039% due 11/15/2031 •	24	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.599% due 12/15/2030 •	253	247
0.639% due 06/15/2030 •	207	206
Merrill Lynch Alternative Note Asset Trust 0.448% due 03/25/2037 •	1,045	418
Merrill Lynch Mortgage Investors Trust
0.952% due 10/25/2028 •	17	17
1.785% due 01/25/2029 ~	1,430	1,378
2.483% due 04/25/2035 ~	7	7
Morgan Stanley Mortgage Loan Trust
0.658% due 02/25/2047 •	977	473
2.807% due 07/25/2035 ^~	581	538
Mortgage Equity Conversion Asset Trust
0.560% due 02/25/2042 •	2,964	2,931
0.580% due 01/25/2042 •	20,600	20,279
0.590% due 05/25/2042 •	8,957	8,393
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	11,940	12,570
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	165	170
Prime Mortgage Trust 0.548% due 02/25/2034 •	17	17
Residential Accredit Loans, Inc. Trust
0.688% due 05/25/2046 ^•	541	466
3.298% due 08/25/2035 ^~	510	286

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 3.338% due 09/25/2035 ^~	803	610
Sequoia Mortgage Trust
0.792% due 04/19/2027 •	20	20
0.852% due 10/19/2026 •	12	12
0.912% due 10/20/2027 •	156	151
2.345% due 01/20/2047 ^~	478	367
Structured Adjustable Rate Mortgage Loan Trust
0.883% due 06/25/2034 •	357	337
1.757% due 10/25/2037 ^•	1,096	1,046
2.825% due 11/25/2035 ^~	424	392
2.837% due 07/25/2034 ~	21	22
2.978% due 01/25/2035 ~	290	292
3.195% due 08/25/2035 ~	10	9
3.203% due 07/25/2035 ^~	29	27
Structured Asset Mortgage Investments Trust
0.338% due 06/25/2036 •	139	137
0.408% due 03/25/2037 •	82	35
0.448% due 08/25/2036 ^•	3,121	2,742
0.568% due 05/25/2036 •	701	602
0.608% due 05/25/2045 •	840	825
0.652% due 07/19/2035 •	1,175	1,145
0.812% due 09/19/2032 •	585	576
0.812% due 10/19/2034 •	86	86
0.852% due 03/19/2034 •	344	343
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	51	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.475% due 06/25/2033 ~	4	4
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ	1,115	531
6.015% due 07/25/2037 þ	1,906	1,130
6.470% due 09/25/2036 ^þ	9,085	448
Thornburg Mortgage Securities Trust 2.702% due 06/25/2043 ~	308	305
WaMu Mortgage Pass-Through Certificates Trust
0.648% due 07/25/2044 •	93	93
0.668% due 11/25/2045 •	643	632
0.728% due 10/25/2045 •	61	60
0.788% due 01/25/2045 •	157	156
0.788% due 07/25/2045 •	28	27
0.808% due 01/25/2045 •	683	669
1.198% due 12/25/2045 •	795	596
1.449% due 11/25/2046 •	210	193
1.609% due 02/25/2046 •	749	741
1.753% due 01/25/2047 •	856	827
1.809% due 11/25/2042 •	31	30
2.009% due 06/25/2042 •	163	158
2.009% due 08/25/2042 •	309	298
2.722% due 12/25/2036 ^~	733	728
2.782% due 09/25/2033 ~	87	87
2.899% due 12/25/2035 ~	164	164
2.900% due 08/25/2033 ~	200	202
3.208% due 04/25/2037 ^~	710	653
3.768% due 03/25/2034 ~	5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
0.648% due 07/25/2046 ^•	14	19
3.402% due 11/25/2030 ~	115	116
6.268% due 07/25/2036 þ	2,509	935
Wells Fargo Commercial Mortgage Trust 1.740% due 10/15/2045 ~(a)	33,156	795
Wells Fargo Mortgage-Backed Securities Trust 3.083% due 07/25/2034 ~	12	12
Total Non-Agency Mortgage-Backed Securities (Cost $210,624)		214,844
ASSET-BACKED SECURITIES 18.4%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	754	609
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •	162	90
0.808% due 11/25/2035 •	893	897
0.848% due 08/25/2030 •	5	5
1.198% due 07/25/2034 •	366	366
AFC Home Equity Loan Trust 0.958% due 06/25/2029 •	167	137
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •	132	129
AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.778% due 09/25/2028 •	62	62
1.088% due 06/25/2029 •	181	172
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.883% due 10/25/2035 •	7,500	7,442
Asset-Backed Funding Certificates Trust
0.848% due 06/25/2034 •	153	149
1.168% due 03/25/2032 •	267	266

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust
0.228% due 05/25/2037 •	1	1
0.679% due 06/15/2031 •	183	175
1.093% due 09/25/2034 •	2,224	2,223
Atrium Corp. 1.046% due 04/22/2027 •	2,388	2,380
Bayview Financial Acquisition Trust 0.498% due 05/28/2037 •	1,136	991
Bear Stearns Asset-Backed Securities Trust
0.548% due 09/25/2046 •	789	768
1.123% due 02/25/2034 •	362	355
1.348% due 10/25/2032 •	76	76
1.648% due 11/25/2042 •	250	247
3.481% due 06/25/2043 ~	14	14
Benefit Street Partners CLO Ltd. 1.468% due 01/20/2029 •	14,500	14,518
Brookside Mill CLO Ltd. 1.038% due 01/17/2028 •	2,436	2,422
CDC Mortgage Capital Trust 1.198% due 01/25/2033 •	221	223
Centex Home Equity Loan Trust
0.448% due 01/25/2032 •	83	81
0.998% due 01/25/2032 •	243	246
Chase Funding Trust
0.748% due 07/25/2033 •	21	20
0.788% due 08/25/2032 •	382	369
0.808% due 11/25/2032 •	207	205
CIFC Funding Ltd. 1.075% due 10/25/2027 •	4,202	4,187
CIT Group Home Equity Loan Trust
0.688% due 06/25/2033 •	119	119
1.123% due 12/25/2031 •	224	222
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •	3,279	3,299
Citigroup Global Markets Mortgage Securities, Inc.
1.498% due 01/25/2032 •	326	329
6.930% due 08/25/2028	26	26
Citigroup Mortgage Loan Trust 0.208% due 07/25/2045 •	188	158
Citigroup Mortgage Loan Trust, Inc. 0.553% due 08/25/2036 •	2,533	2,517
Columbia Cent CLO Ltd. 1.365% due 10/25/2028 •	12,300	12,288
Conseco Finance Home Equity Loan Trust 1.659% due 05/15/2032 •	61	61
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •	1,280	1,172
0.348% due 09/25/2037 •	682	602
1.148% due 09/25/2032 •	1,307	1,268
Countrywide Asset-Backed Certificates Trust 1.048% due 10/25/2047 •	1,202	1,183
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 08/25/2032 •	135	130
1.008% due 05/25/2044 •	99	99
Credit-Based Asset Servicing & Securitization LLC 1.248% due 04/25/2032 •	28	28
Credit-Based Asset Servicing & Securitization Trust 0.218% due 01/25/2037 ^•	294	119
Delta Funding Home Equity Loan Trust 0.979% due 09/15/2029 •	11	11
Ellington Loan Acquisition Trust
1.198% due 05/25/2037 •	1,468	1,473
1.248% due 05/25/2037 •	622	623
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •	184	182
Encore Credit Receivables Trust 0.838% due 07/25/2035 •	2,947	2,870
EquiFirst Mortgage Loan Trust 0.628% due 01/25/2034 •	100	96
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	397	66
Fremont Home Loan Trust 0.388% due 08/25/2036 •	7,011	3,104
Gallatin CLO Ltd.
1.259% due 01/21/2028 •	8,235	8,202
1.537% (US0003M + 1.050%) due 07/15/2027 ~	5,802	5,792
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •	41	25
GMAC Mortgage Corp. Home Equity Loan Trust 0.655% due 01/25/2029 •	22	21
GSAMP Trust
0.288% due 12/25/2036 •	1,102	695
0.448% due 10/25/2036 ^•	7,738	345
0.548% due 02/25/2033 •	133	127
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •	845	724

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

IMC Home Equity Loan Trust
7.520% due 08/20/2028	11	12
Jamestown CLO Ltd. 0.927% due 07/15/2026 •	274	275
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •	7,317	7,286
JPMorgan Mortgage Acquisition Trust
0.228% due 08/25/2036 •	42	23
0.408% due 03/25/2037 •	278	275
LCM LP 1.258% due 10/20/2027 •	1,450	1,450
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	4,658	4,708
Long Beach Mortgage Loan Trust
0.708% due 10/25/2034 •	62	60
1.198% due 10/25/2034 •	440	433
1.573% due 03/25/2032 •	288	285
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •	8,076	8,050
Marathon CLO Ltd. 1.083% due 11/21/2027 •	1,635	1,624
MASTR Asset-Backed Securities Trust 0.898% due 12/25/2034 ^•	613	597
Merrill Lynch Mortgage Investors Trust
0.268% due 10/25/2037 ^•	1,449	625
0.308% due 09/25/2037 •	222	130
0.868% due 06/25/2035 •	244	239
MESA Trust 0.948% due 12/25/2031 •	203	202
Mid-State Trust
6.340% due 12/15/2036	335	355
7.791% due 03/15/2038	573	629
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •	255	123
5.750% due 04/25/2037 ^~	617	404
6.000% due 02/25/2037 ^~	1,096	861
Mountain View CLO Ltd.
1.044% due 10/13/2027 •	3,653	3,626
1.320% due 10/16/2029 •	6,200	6,166
Nassau Ltd. 1.387% due 10/15/2029 •	8,000	7,952
NovaStar Mortgage Funding Trust 0.278% due 03/25/2037 •	2,012	1,491
OCP CLO Ltd.
1.035% due 10/26/2027 •	4,020	4,015
1.068% due 04/17/2027 •	307	307
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •	642	452
0.928% due 02/25/2035 •	3,215	3,174
Option One Mortgage Loan Trust Asset-Backed Certificates 0.838% due 11/25/2035 •	400	391
OZLM Ltd.
1.264% due 04/30/2027 •	2,122	2,120
1.294% due 07/30/2027 •	6,503	6,494
Palmer Square Loan Funding Ltd.
1.121% due 11/15/2026 •	1,715	1,713
1.188% due 04/20/2027 •	3,736	3,731
Renaissance Home Equity Loan Trust
0.868% due 11/25/2034 •	164	154
0.908% due 12/25/2032 •	21	20
1.028% due 08/25/2033 •	213	206
1.348% due 08/25/2032 •	450	451
Residential Asset Mortgage Products Trust
0.748% due 03/25/2036 •	130	128
1.093% due 09/25/2035 •	1,829	1,774
Residential Asset Securities Corp. Trust 0.728% due 06/25/2033 •	61	56
Residential Mortgage Loan Trust 1.648% due 09/25/2029 •	45	45
SACO Trust 0.668% due 06/25/2036 ^•	65	63
Saxon Asset Securities Trust 0.828% due 12/26/2034 •	136	136
Securitized Asset-Backed Receivables LLC Trust 0.208% due 12/25/2036 ^•	2,295	742
SLM Student Loan Trust
1.417% due 12/15/2033 •	2,353	2,313
1.715% due 04/25/2023 •	10,816	10,819
SMB Private Education Loan Trust 0.989% due 09/15/2037 •	10,000	9,970
Sound Point CLO Ltd. 1.108% due 01/20/2028 •	1,557	1,556
Soundview Home Loan Trust 0.208% due 11/25/2036 •	69	28
Specialty Underwriting & Residential Finance Trust 1.348% due 10/25/2035 •	273	268

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	785	783
Structured Asset Investment Loan Trust
0.808% due 04/25/2035 •	319	319
1.078% due 06/25/2035 •	11,234	10,938
1.123% due 09/25/2034 •	469	466
1.423% due 12/25/2034 •	976	966
1.573% due 04/25/2034 •	42	42
Structured Asset Securities Corp. Trust 0.838% due 09/25/2035 •	842	828
Symphony CLO Ltd. 1.117% due 04/15/2028 •	1,993	1,985
TICP CLO Ltd. 1.058% due 04/20/2028 •	8,638	8,622
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	14,234	15,046
Tralee CLO Ltd.
1.328% due 10/20/2028 •	7,800	7,800
1.538% due 07/20/2029 •	12,405	12,297
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	467	439
UPS Capital Business Credit 2.345% due 04/15/2026 •	75	2
Utah State Board of Regents 0.900% due 01/25/2057 •	9,782	9,794
Venture CLO Ltd.
1.057% due 04/15/2027 •	4,310	4,300
1.117% due 04/15/2027 •	9,222	9,176
1.117% due 07/15/2027 •	3,728	3,716
1.254% due 08/28/2029 •	9,000	8,974
1.366% due 10/22/2031 •	7,000	7,009
Voya CLO Ltd. 0.935% due 07/25/2026 •	1,335	1,336
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.093% due 04/25/2034 •	410	405
Wind River CLO Ltd. 1.107% due 10/15/2027 •	631	629
Zais CLO Ltd. 1.387% due 04/15/2028 •	6,182	6,162
Total Asset-Backed Securities (Cost $308,664)		298,842
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.3%		5,017
U.S. TREASURY BILLS 0.1%
0.100% due 01/07/2021 - 01/26/2021 (c)(d)(j)	2,022	2,022
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.081% due 03/16/2021 (c)(d)	1,870	1,870
Total Short-Term Instruments (Cost $8,909)		8,909
Total Investments in Securities (Cost $4,124,870)		4,179,217
	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	2,217,807	21,870
Total Short-Term Instruments (Cost $21,869)		21,870
Total Investments in Affiliates (Cost $21,869)		21,870
Total Investments 259.1% (Cost $4,146,739)		$4,201,087
Financial Derivative Instruments (h)(i) 0.2%(Cost or Premiums, net $(1,180))		2,462
Other Assets and Liabilities, net (159.3)%		(2,582,204)
Net Assets 100.0%		$1,621,345

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$5,017	U.S. Treasury Bills 0.000% due 12/30/2021		$(5,117)	$5,017	$5,017
Total Repurchase Agreements							$(5,117)	$5,017	$5,017
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BSN				0.190%	12/14/2020	01/14/2021	$(170,227)		$(170,246)
IND				0.190	12/14/2020	01/14/2021	(21,360)		(21,362)
JPS				0.190	12/14/2020	01/14/2021	(396,539)		(396,583)
Total Reverse Repurchase Agreements									$(588,191)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.3)%
Uniform Mortgage-Backed Security, TBA					2.500%	02/01/2051	$57,600	$(60,425)	$(60,608)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2051	37,195	(38,898)	(39,002)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2051	5,000	(5,275)	(5,285)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2051	96,000	(101,544)	(101,611)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2036	3,000	(3,182)	(3,184)
Uniform Mortgage-Backed Security, TBA					5.500	01/01/2051	34,800	(38,924)	(38,882)
Total Short Sales (15.3)%								$(248,248)	$(248,572)
(g)					Securities with an aggregate market value of $606,467 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(221,716) at a weighted average interest rate of 0.381%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	1,749	$(220,661)	$(539)	$0	$(82)
U.S. Treasury 10-Year Note March Futures	03/2021	1,612	(222,582)	(25)	0	(176)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	209	(44,635)	867	0	(157)
Total Futures Contracts	$303	$0	$(415)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	0.500%	Semi-Annual	06/16/2026	$80,600	$127	$(104)	$23	$0	$(52)
Pay(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,700	(264)	20	(244)	13	0
Pay(1)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	51,500	(1,376)	119	(1,257)	62	0
Total Swap Agreements	$(1,513)	$35	$(1,478)	$75	$(52)
Cash of $12,938 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470%	11/01/2021	91,600	$64	$58
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.068	02/08/2021	12,500	44	45
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	33,700	205	256
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	32,700	258	19
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.585	08/06/2021	12,500	53	66
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.461	08/31/2021	97,900	67	38
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	91,600	64	58
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	97,000	75	54
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.381	02/10/2021	14,500	24	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	55,200	342	33
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.413	08/20/2021	20,800	12	9
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.420	08/23/2021	105,000	74	42
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.446	08/31/2021	104,500	73	42
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	12,000	78	7
$1,433	$735
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051	$74.500	02/04/2021	40,000	$2	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	57.500	01/07/2021	120,000	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	57.500	02/04/2021	17,000	1	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2051	60.000	01/07/2021	187,000	7	0
JPM	Put - OTC Fannie Mae 1.500% due 01/01/2051	69.000	01/07/2021	199,000	8	0
Put - OTC Ginnie Mae, TBA 3.000% due 02/01/2051	73.000	02/04/2021	157,000	6	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	72.000	01/07/2021	20,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	71.000	02/04/2021	350,000	14	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051	72.000	02/04/2021	138,000	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051	75.000	02/04/2021	170,000	7	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2051	76.000	02/04/2021	25,800	1	0
SAL	Call - OTC Fannie Mae 1.500% due 01/01/2051	135.000	01/07/2021	140,000	5	0
Put - OTC Ginnie Mae, TBA 2.000% due 01/01/2051	65.000	01/14/2021	128,000	5	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	65.000	01/14/2021	219,000	8	0
Put - OTC Ginnie Mae, TBA 3.000% due 01/01/2051	65.000	01/14/2021	83,000	3	0
Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2051	65.000	01/14/2021	103,000	4	0
Put - OTC Ginnie Mae, TBA 4.000% due 01/01/2051	65.000	01/14/2021	151,000	6	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2036	65.000	01/12/2021	241,000	9	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	65.000	01/07/2021	281,000	11	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2036	65.000	01/12/2021	114,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2051	65.000	01/07/2021	270,000	10	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2036	65.000	01/12/2021	171,000	7	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2051	65.000	01/07/2021	95,000	4	0
$133	$0
Total Purchased Options	$1,566	$735
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	26,000	$(88)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	39,500	(133)	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	36,600	(160)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	34,000	(131)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	42,500	(70)	(38)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	38,000	(227)	(189)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	42,500	(106)	(94)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	42,500	(103)	(96)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	48,500	(152)	(192)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	11,000	(34)	(29)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	11,000	(26)	(53)
Total Written Options	$(1,230)	$(696)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$32	$0	$0	$0	$0
UAG	Merrill Lynch Mortgage Trust 5.603% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,560	0	3,559	3,559	0
$0	$3,559	$3,559	$0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480%	Maturity	02/05/2021	$100,000	$0	$(85)	$0	$(85)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.473	Maturity	02/08/2021	35,000	0	(28)	0	(28)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2021	70,000	0	(32)	0	(32)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.485	Maturity	02/18/2021	210,000	0	(217)	0	(217)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	02/19/2021	35,000	0	(30)	0	(30)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.460	Maturity	03/04/2021	40,000	0	(35)	0	(35)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.483	Maturity	03/16/2021	195,000	0	(231)	0	(231)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.468	Maturity	03/18/2021	95,000	0	(100)	0	(100)
$0	$(758)	$0	$(758)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	498,726	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2038	$3,242	$0	$14	$14	$0
Total Swap Agreements	$(3)	$2,818	$3,573	$(758)
(j)

Securities with an aggregate market value of $1,650 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$190	$0	$190
Industrials	0	1,199	0	1,199
Municipal Bonds & Notes
Texas	0	3,946	0	3,946
U.S. Government Agencies	0	3,651,211	76	3,651,287
Non-Agency Mortgage-Backed Securities	0	214,844	0	214,844
Asset-Backed Securities	0	298,842	0	298,842
Short-Term Instruments

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Repurchase Agreements	0	5,017	0	5,017
U.S. Treasury Bills	0	2,022	0	2,022
U.S. Treasury Cash Management Bills	0	1,870	0	1,870
	$0	$4,179,141	$76	$4,179,217
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,870	$0	$0	$21,870
Total Investments	$21,870	$4,179,141	$76	$4,201,087
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(248,572)	$0	$(248,572)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	75	0	75
Over the counter	0	749	3,559	4,308
	$0	$824	$3,559	$4,383
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(415)	(52)	0	(467)
Over the counter	0	(1,454)	0	(1,454)
	$(415)	$(1,506)	$0	$(1,921)
Total Financial Derivative Instruments	$(415)	$(682)	$3,559	$2,462
Totals	$21,455	$3,929,887	$3,635	$3,954,977

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7% ¤
CORPORATE BONDS & NOTES 1.6%
INDUSTRIALS 1.6%
Northwell Healthcare, Inc. 4.260% due 11/01/2047	$2,000	$2,404
Total Corporate Bonds & Notes (Cost $2,039)		2,404
MUNICIPAL BONDS & NOTES 91.7%
ARIZONA 1.0%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,250	1,566
CALIFORNIA 6.1%
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,500	2,417
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,584
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,380	1,469
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,297
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,258
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	140	170
		9,195
COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2038	1,000	1,191
CONNECTICUT 5.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2033	1,000	1,335
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	3,125
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,317
		7,777
FLORIDA 7.0%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,254
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,739
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,921
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	1,147
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,220
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,236
		10,517
HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,813
ILLINOIS 10.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,329
5.250% due 01/01/2028	2,000	2,214
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	1,200	1,235

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2020 (Unaudited)

Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,074
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,234
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010 6.000% due 06/01/2028	6,205	6,352
		16,438
LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,794
MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,279
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,212
		2,491
MICHIGAN 4.8%
Michigan Finance Authority Revenue Bonds, Series 2013 4.000% due 12/01/2038	2,000	2,375
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,530
Michigan Trunk Line State Revenue Bonds, Series 2020 5.000% due 11/15/2031	1,000	1,385
		7,290
MINNESOTA 2.1%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	3,076
NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,184
NEW HAMPSHIRE 1.0%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,554
NEW JERSEY 2.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,183
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	1,000	1,142
4.000% due 06/15/2050	1,000	1,111
		3,436
NEW YORK 11.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011 5.250% due 05/01/2025	1,000	1,016
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,228
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,253
5.000% due 08/01/2042	6,100	7,612
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	2,000	2,086
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	824
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,286
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	2,343
		17,648
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	370
PENNSYLVANIA 10.9%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 5.000% due 11/01/2047	2,000	2,145
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	2,147
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,849

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2020 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,427
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	692
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,212
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,998
		16,470
TENNESSEE 3.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,521
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,480
		5,001
TEXAS 15.1%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,831
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,838
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,783
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	3,064
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,547
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,166
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	3,611
Texas Water Development Board Revenue Bonds, Series 2020 4.000% due 04/15/2051	2,500	3,037
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,893
		22,770
WASHINGTON 2.5%
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,763
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,714
Total Municipal Bonds & Notes (Cost $125,299)		138,058
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		579
Total Short-Term Instruments (Cost $579)		579
Total Investments in Securities (Cost $127,917)		141,041
	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	753,971	7,435
Total Short-Term Instruments (Cost $7,428)		7,435
Total Investments in Affiliates (Cost $7,428)		7,435
Total Investments 98.6% (Cost $135,345)		$148,476
Other Assets and Liabilities, net 1.4%		2,184
Net Assets 100.0%		$150,660

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(a)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$579	U.S. Treasury Bills 0.000% due 12/30/2021		$(591)	$579	$579
Total Repurchase Agreements							$(591)	$579	$579
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials				$0	$2,404	$0	$2,404
Municipal Bonds & Notes
	Arizona				0	1,566	0	1,566
	California				0	9,195	0	9,195
	Colorado				0	1,191	0	1,191
	Connecticut				0	7,777	0	7,777
	Florida				0	10,517	0	10,517
	Hawaii				0	1,813	0	1,813
	Illinois				0	16,438	0	16,438
	Louisiana				0	1,794	0	1,794
	Massachusetts				0	2,491	0	2,491
	Michigan				0	7,290	0	7,290
	Minnesota				0	3,076	0	3,076
	Nevada				0	2,184	0	2,184
	New Hampshire				0	1,554	0	1,554
	New Jersey				0	3,436	0	3,436
	New York				0	17,648	0	17,648
	Ohio				0	370	0	370
	Pennsylvania				0	16,470	0	16,470
	Tennessee				0	5,001	0	5,001
	Texas				0	22,770	0	22,770
	Washington				0	3,763	0	3,763
	Wisconsin				0	1,714	0	1,714
Short-Term Instruments
	Repurchase Agreements				0	579	0	579
					$0	$141,041	$0	$141,041
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$7,435	$0	$0	$7,435
Total Investments					$7,435	$141,041	$0	$148,476

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.8% ¤
U.S. TREASURY OBLIGATIONS 171.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$7,603	$7,899
0.125% due 01/15/2030	911	1,017
0.250% due 01/15/2025	33	36
0.250% due 02/15/2050	284	338
0.375% due 07/15/2025	652	717
0.375% due 01/15/2027 (c)	10,779	12,032
0.500% due 04/15/2024 (c)	10,324	11,068
0.625% due 07/15/2021	1,733	1,755
0.625% due 04/15/2023	9,225	9,714
0.625% due 01/15/2024	971	1,042
0.625% due 02/15/2043	340	424
0.750% due 07/15/2028	1,763	2,052
0.750% due 02/15/2042	2,996	3,817
0.750% due 02/15/2045	221	286
1.000% due 02/15/2046	297	405
1.000% due 02/15/2048	2,217	3,090
1.375% due 02/15/2044	447	644
1.750% due 01/15/2028 (c)	18,232	22,371
2.125% due 02/15/2041	5,945	9,331
3.625% due 04/15/2028 (c)	11,140	15,322
3.875% due 04/15/2029	2,862	4,126
Total U.S. Treasury Obligations (Cost $97,987)		107,486
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •	138	138
Merrill Lynch Mortgage Investors Trust 0.568% due 07/25/2030 •	633	614
Total Non-Agency Mortgage-Backed Securities (Cost $733)		752
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		373
Total Short-Term Instruments (Cost $373)		373
Total Investments in Securities (Cost $99,093)		108,611
	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	56,012	552
Total Short-Term Instruments (Cost $552)		552
Total Investments in Affiliates (Cost $552)		552
Total Investments 173.7% (Cost $99,645)		$109,163
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $(223))		(1)
Other Assets and Liabilities, net (73.7)%		(46,334)
Net Assets 100.0%		$62,828

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$373	U.S. Treasury Bills 0.000% due 12/30/2021	$(381)	$373	$373
Total Repurchase Agreements	$(381)	$373	$373
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.180%	10/09/2020	01/11/2021	$(9,342)	$(9,346)
0.180	11/10/2020	01/11/2021	(37,716)	(37,727)
Total Reverse Repurchase Agreements	$(47,073)
(c)	Securities with an aggregate market value of $47,974 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(66,690) at a weighted average interest rate of 0.497%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	2,403	$23	$0	$0
BPS	01/2021	$122	JPY	12,552	0	0
02/2021	JPY	12,552	$122	0	0
HUS	01/2021	1,105	11	0	0
MYI	01/2021	4,300	41	0	0
TOR	01/2021	4,744	45	0	(1)
Total Forward Foreign Currency Contracts	$0	$(1)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
Total Written Options	$(223)	$0
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$107,486	$0	$107,486
Non-Agency Mortgage-Backed Securities	0	752	0	752
Short-Term Instruments
Repurchase Agreements	0	373	0	373
	$0	$108,611	$0	$108,611
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$552	$0	$0	$552
Total Investments	$552	$108,611	$0	$109,163
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)
Total Financial Derivative Instruments	$0	$(1)	$0	$(1)
Totals	$552	$108,610	$0	$109,162

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.7% ¤
CORPORATE BONDS & NOTES 49.0%
BANKING & FINANCE 31.8%
ABN AMRO Bank NV 3.400% due 08/27/2021		$11,600	$11,834
AerCap Ireland Capital DAC
3.500% due 05/26/2022		1,235	1,278
4.450% due 12/16/2021		4,900	5,047
4.500% due 05/15/2021		51,984	52,639
5.000% due 10/01/2021		2,960	3,048
Air Lease Corp.
2.250% due 01/15/2023		2,700	2,774
2.500% due 03/01/2021		8,778	8,805
2.750% due 01/15/2023		2,500	2,585
3.375% due 06/01/2021		3,225	3,260
3.500% due 01/15/2022		10,896	11,215
Aircastle Ltd. 5.125% due 03/15/2021		1,000	1,008
American Express Co. 2.750% due 05/20/2022		19,600	20,224
American Honda Finance Corp.
0.575% (US0003M + 0.350%) due 11/05/2021 ~		22,955	23,014
0.646% (US0003M + 0.420%) due 09/08/2023 ~		3,300	3,319
0.791% (US0003M + 0.540%) due 06/27/2022 ~		1,700	1,710
0.840% (US0003M + 0.610%) due 09/09/2021 ~		17,491	17,557
American Tower Corp. 2.250% due 01/15/2022		2,895	2,951
Asian Development Bank 0.227% (US0003M + 0.010%) due 12/15/2021 ~		25,840	25,841
Aviation Capital Group LLC
2.875% due 01/20/2022		500	506
2.875% due 01/20/2022		3,500	3,544
Bank of America Corp.
0.816% due 10/24/2024 •		8,500	8,573
0.995% (US0003M + 0.770%) due 02/05/2026 ~		2,632	2,649
1.015% (US0003M + 0.790%) due 03/05/2024 ~		30,000	30,234
1.215% (US0003M + 1.000%) due 04/24/2023 ~		3,662	3,700
2.604% due 03/15/2023 •(d)	CAD	1,500	1,207
3.228% due 06/22/2022 (d)		10,000	8,172
3.301% due 04/24/2024 •(d)		13,200	10,961
4.100% due 07/24/2023		$3,100	3,394
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		10,356	10,498
3.200% due 08/10/2021		1,649	1,676
BNG Bank NV 1.875% due 01/14/2021	EUR	100,000	122,179
BNZ International Funding Ltd. 1.200% (US0003M + 0.980%) due 09/14/2021 ~		$4,635	4,664
BOC Aviation Ltd. 2.750% due 09/18/2022		13,600	13,894
Boston Properties LP 4.125% due 05/15/2021		4,000	4,017
BPCE S.A. 1.652% due 10/06/2026 •		1,300	1,332
British Transco International Finance BV 0.000% due 11/04/2021 (c)		4,300	4,278
Caterpillar Financial Services Corp. 0.815% (US0003M + 0.590%) due 06/06/2022 ~		7,000	7,042
Citibank N.A. 2.844% due 05/20/2022 •		500	505
Citigroup, Inc.
0.956% (SOFRRATE + 0.870%) due 11/04/2022 ~		6,700	6,736
1.248% (US0003M + 1.023%) due 06/01/2024 ~		47,900	48,457
1.322% (US0003M + 1.100%) due 05/17/2024 ~		2,200	2,231
1.655% (US0003M + 1.430%) due 09/01/2023 ~		300	305
3.390% due 11/18/2021	CAD	38,571	31,077
Citizens Bank N.A. 2.550% due 05/13/2021		$4,337	4,364
CK Hutchison International Ltd. 3.250% due 04/11/2024		4,300	4,607
CNH Industrial Capital LLC 4.875% due 04/01/2021		2,647	2,673

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

Cooperatieve Rabobank UA
0.701% (US0003M + 0.480%) due 01/10/2023 ~		8,900	8,944
1.054% (US0003M + 0.830%) due 01/10/2022 ~		10,000	10,079
2.750% due 01/10/2022		1,300	1,333
Credit Suisse AG 1.000% due 05/05/2023		500	508
Credit Suisse Group AG 1.460% (US0003M + 1.240%) due 06/12/2024 ~		19,000	19,277
Credit Suisse Group Funding Guernsey Ltd.
2.508% (US0003M + 2.290%) due 04/16/2021 ~		15,200	15,298
3.450% due 04/16/2021		500	505
3.800% due 09/15/2022		8,750	9,245
Danske Bank A/S
1.280% (US0003M + 1.060%) due 09/12/2023 ~		4,000	4,013
1.621% due 09/11/2026 •		7,500	7,542
2.000% due 09/08/2021		5,020	5,077
2.700% due 03/02/2022		3,615	3,707
2.800% due 03/10/2021		62,807	63,080
3.001% due 09/20/2022 •		1,600	1,626
DNB Bank ASA
0.848% (US0003M + 0.620%) due 12/02/2022 ~		27,300	27,543
1.298% (US0003M + 1.070%) due 06/02/2021 ~		3,500	3,514
European Investment Bank 3.625% due 01/15/2021	EUR	100,000	122,249
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$410	408
3.813% due 10/12/2021		2,000	2,026
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		3,510	3,512
1.332% (US0003M + 1.100%) due 11/06/2021 ~		43,700	43,853
1.550% (US0003M + 1.310%) due 06/30/2022 ~		1,000	1,007
1.779% (US0003M + 1.550%) due 01/14/2022 ~		881	888
3.200% due 07/06/2021		12,500	12,636
3.450% due 04/10/2022		2,315	2,381
3.550% due 04/09/2021		1,021	1,029
4.200% due 03/01/2021		20,000	20,049
4.375% due 09/25/2021		5,000	5,136
Goldman Sachs Group, Inc.
1.215% (US0003M + 1.000%) due 07/24/2023 ~		17,000	17,156
1.325% (US0003M + 1.110%) due 04/26/2022 ~		16,626	16,673
2.433% due 04/26/2023 •(d)	CAD	37,000	29,759
2.905% due 07/24/2023 •		$21,100	21,922
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		54,025	54,036
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		11,925	12,009
1.451% (US0003M + 1.230%) due 03/11/2025 ~		10,000	10,132
1.600% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,085
3.600% due 05/25/2023		6,700	7,209
Hyundai Capital Services, Inc. 2.875% due 03/16/2021		3,800	3,816
ING Groep NV 1.238% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,132
International Lease Finance Corp.
5.875% due 08/15/2022		1,500	1,621
8.625% due 01/15/2022		1,100	1,184
Jackson National Life Global Funding
0.686% (SOFRRATE + 0.600%) due 01/06/2023 ~		14,000	14,062
0.701% (US0003M + 0.480%) due 06/11/2021 ~		3,400	3,407
2.100% due 10/25/2021		3,500	3,551
JPMorgan Chase & Co. 1.445% (US0003M + 1.230%) due 10/24/2023 ~		70,000	71,281
KEB Hana Bank 0.938% (US0003M + 0.700%) due 10/02/2022 ~		16,400	16,490
Lloyds Bank PLC
0.703% (US0003M + 0.490%) due 05/07/2021 ~		4,008	4,014
2.250% due 08/14/2022		1,900	1,959
Lloyds Banking Group PLC
1.039% (US0003M + 0.800%) due 06/21/2021 ~		7,800	7,826
2.858% due 03/17/2023 •		22,000	22,617
2.907% due 11/07/2023 •		19,700	20,589
3.000% due 01/11/2022		1,300	1,334
Metropolitan Life Global Funding 3.375% due 01/11/2022		1,300	1,339
Mitsubishi UFJ Financial Group, Inc.
0.865% (US0003M + 0.650%) due 07/26/2021 ~		29,500	29,593
0.925% (US0003M + 0.700%) due 03/07/2022 ~		29,450	29,621
0.968% (US0003M + 0.740%) due 03/02/2023 ~		56,900	57,292
1.005% (US0003M + 0.790%) due 07/25/2022 ~		18,224	18,378
1.075% (US0003M + 0.860%) due 07/26/2023 ~		18,500	18,710
2.623% due 07/18/2022		10,600	10,964
2.665% due 07/25/2022		6,600	6,833
3.455% due 03/02/2023		37,900	40,408
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		9,648	9,760
2.652% due 09/19/2022		38,100	39,291

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.559% due 02/28/2024		5,000	5,373
Mizuho Financial Group, Inc.
0.836% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,803
0.837% (US0003M + 0.630%) due 05/25/2024 ~		79,999	80,166
1.015% (US0003M + 0.790%) due 03/05/2023 ~		5,700	5,745
1.070% (US0003M + 0.840%) due 07/16/2023 ~		40,960	41,191
1.070% (US0003M + 0.850%) due 09/13/2023 ~		13,200	13,277
1.211% (US0003M + 0.990%) due 07/10/2024 ~		43,800	44,282
Morgan Stanley
0.785% (SOFRRATE + 0.700%) due 01/20/2023 ~		15,700	15,763
1.146% (US0003M + 0.930%) due 07/22/2022 ~		15,979	16,048
1.615% (US0003M + 1.400%) due 10/24/2023 ~		39,200	39,955
Nationwide Building Society 1.700% due 02/13/2023		45,800	47,073
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		79,003	79,896
1.801% (US0003M + 1.550%) due 06/25/2024 ~		180	183
NatWest Markets PLC 1.651% (US0003M + 1.400%) due 09/29/2022 ~		11,800	11,948
New York Life Global Funding 0.489% (US0003M + 0.280%) due 01/21/2022 ~		33,700	33,783
Nissan Motor Acceptance Corp.
0.874% (US0003M + 0.650%) due 07/13/2022 ~		15,926	15,811
0.941% due 09/28/2022 •		67,025	66,462
1.114% (US0003M + 0.890%) due 01/13/2022 ~		14,494	14,466
3.875% due 09/21/2023		4,000	4,271
Nomura Holdings, Inc. 2.648% due 01/16/2025		9,000	9,617
Nordea Bank Abp
1.000% due 06/09/2023		21,288	21,634
1.223% (US0003M + 0.990%) due 05/27/2021 ~		16,000	16,061
NRW Bank 0.334% (US0003M + 0.120%) due 02/01/2022 ~		50,800	50,853
ORIX Corp.
2.650% due 04/13/2021		26,630	26,786
2.900% due 07/18/2022		37,548	38,938
3.200% due 01/19/2022		6,000	6,167
PNC Bank N.A.
0.666% (US0003M + 0.450%) due 07/22/2022 ~		3,100	3,107
1.743% due 02/24/2023 •		3,200	3,251
Protective Life Global Funding
1.082% due 06/09/2023		14,700	14,960
2.615% due 08/22/2022		13,900	14,412
Santander Holdings USA, Inc. 4.450% due 12/03/2021		13,200	13,632
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		4,000	4,213
Santander UK PLC
0.845% (US0003M + 0.620%) due 06/01/2021 ~		31,488	31,561
1.625% due 02/12/2023		12,000	12,312
3.400% due 06/01/2021		3,200	3,241
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		2,000	2,021
Standard Chartered PLC
1.430% (US0003M + 1.200%) due 09/10/2022 ~		75,900	76,225
2.744% due 09/10/2022 •		9,000	9,129
Sumitomo Mitsui Financial Group, Inc.
0.958% (US0003M + 0.740%) due 10/18/2022 ~		24,800	25,035
1.004% (US0003M + 0.780%) due 07/12/2022 ~		22,400	22,579
1.194% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,387
Suncorp-Metway Ltd. 2.800% due 05/04/2022		4,800	4,968
Synchrony Financial 2.850% due 07/25/2022		4,085	4,220
Toronto-Dominion Bank
0.499% (US0003M + 0.270%) due 03/17/2021 ~		17,000	17,010
3.226% due 07/24/2024	CAD	200	171
Toyota Motor Credit Corp.
0.622% due 05/17/2022 •		$7,500	7,525
0.706% (US0003M + 0.480%) due 09/08/2022 ~		5,800	5,836
0.914% due 01/11/2022 •		29,000	29,182
2.860% due 01/28/2021	AUD	6,000	4,630
UBS Group AG
1.171% due 08/15/2023 •		$3,600	3,636
1.171% (US0003M + 0.950%) due 08/15/2023 ~		43,200	43,629
1.433% due 05/23/2023 •		1,043	1,055
2.004% due 04/14/2021 •		26,200	26,323
3.000% due 04/15/2021		2,300	2,318
3.491% due 05/23/2023		1,200	1,249
Wells Fargo & Co.
1.325% (US0003M + 1.110%) due 01/24/2023 ~		3,000	3,026
2.094% due 04/25/2022 (d)	CAD	39,019	31,258
2.164% due 02/11/2026 •		$12,800	13,468
2.222% due 03/15/2021 (d)	CAD	4,606	3,630
2.509% due 10/27/2023 (d)		4,000	3,283

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

Wells Fargo Bank N.A.
0.726% (US0003M + 0.510%) due 10/22/2021 ~		$800	802
0.890% (US0003M + 0.660%) due 09/09/2022 ~		1,950	1,958
			2,724,896
INDUSTRIALS 13.8%
AbbVie, Inc.
2.300% due 05/14/2021		2,700	2,715
2.300% due 11/21/2022		2,800	2,903
5.000% due 12/15/2021		8,170	8,436
AutoNation, Inc. 3.350% due 01/15/2021		300	300
BAT Capital Corp.
1.101% (US0003M + 0.880%) due 08/15/2022 ~		20,000	20,146
3.222% due 08/15/2024		3,003	3,253
Bayer U.S. Finance LLC 1.227% (US0003M + 1.010%) due 12/15/2023 ~		36,000	36,390
BMW Finance NV 1.004% (US0003M + 0.790%) due 08/12/2022 ~		30,000	30,255
BMW U.S. Capital LLC
0.631% (US0003M + 0.410%) due 04/12/2021 ~		14,610	14,620
0.759% (US0003M + 0.530%) due 04/14/2022 ~		18,800	18,860
0.874% (US0003M + 0.640%) due 04/06/2022 ~		12,705	12,762
3.800% due 04/06/2023		8,000	8,595
Boeing Co.
2.300% due 08/01/2021		27,795	28,053
8.750% due 08/15/2021		5,075	5,328
BP Capital Markets America, Inc. 0.889% (US0003M + 0.650%) due 09/19/2022 ~		42,303	42,392
Bristol-Myers Squibb Co. 0.601% (US0003M + 0.380%) due 05/16/2022 ~		128,600	129,069
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,500	1,563
Carrier Global Corp. 1.923% due 02/15/2023		5,400	5,566
Central Japan Railway Co. 2.200% due 10/02/2024		5,167	5,426
Central Nippon Expressway Co. Ltd.
1.042% due 03/03/2022 •		10,500	10,556
1.070% (US0003M + 0.850%) due 09/14/2021 ~		9,000	9,034
1.191% (US0003M + 0.970%) due 02/16/2021 ~		3,000	3,003
1.279% (US0003M + 1.070%) due 04/23/2021 ~		14,740	14,781
2.091% due 09/14/2021		34,967	35,354
2.362% due 05/28/2021		19,800	19,968
2.567% due 11/02/2021		10,800	10,979
2.849% due 03/03/2022		26,500	27,190
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		49,138	50,412
4.464% due 07/23/2022		21,393	22,560
4.908% due 07/23/2025		1,400	1,627
Cigna Corp. 1.127% (US0003M + 0.890%) due 07/15/2023 ~		10,000	10,118
D.R. Horton, Inc. 4.375% due 09/15/2022		8,560	9,033
Daimler Canada Finance, Inc. 3.050% due 05/16/2022	CAD	8,000	6,490
Daimler Finance North America LLC
0.770% (US0003M + 0.550%) due 05/04/2021 ~		$47,299	47,368
0.895% (US0003M + 0.670%) due 11/05/2021 ~		9,700	9,743
1.060% (US0003M + 0.840%) due 05/04/2023 ~		62,400	62,778
1.093% (US0003M + 0.880%) due 02/22/2022 ~		9,449	9,519
1.121% (US0003M + 0.900%) due 02/15/2022 ~		21,500	21,665
3.350% due 05/04/2021		7,300	7,370
Delta Air Lines, Inc. 3.625% due 03/15/2022		5,150	5,300
Eastern Energy Gas Holdings LLC 0.817% (US0003M + 0.600%) due 06/15/2021 ~		23,300	23,354
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		25,000	25,017
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		2,000	2,005
General Mills, Inc. 0.770% (US0003M + 0.540%) due 04/16/2021 ~		2,545	2,549
General Motors Co. 1.130% (US0003M + 0.900%) due 09/10/2021 ~		5,065	5,071
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	2,017
Hanshin Expressway Co. Ltd. 0.020% due 12/20/2021	JPY	300,000	2,905
Hyundai Capital America
1.150% due 11/10/2022		$2,500	2,503
1.170% due 07/08/2021 •		3,316	3,321
1.170% (US0003M + 0.940%) due 07/08/2021 ~		6,000	6,009
2.375% due 02/10/2023		11,000	11,349
3.250% due 09/20/2022		273	284

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.450% due 03/12/2021		1,845	1,854
3.750% due 07/08/2021		5,300	5,379
3.950% due 02/01/2022		4,000	4,134
Imperial Brands Finance PLC
3.500% due 07/26/2026		9,100	10,087
3.750% due 07/21/2022		12,500	13,039
John Deere Financial, Inc. 2.990% due 01/14/2022 (d)	CAD	8,600	6,933
Kansai International Airport Land Co. Ltd. 1.112% due 12/20/2021	JPY	100,000	978
Kinder Morgan, Inc. 1.517% (US0003M + 1.280%) due 01/15/2023 ~		$17,502	17,681
Kraft Heinz Foods Co. 1.026% (US0003M + 0.820%) due 08/10/2022 ~		45,266	45,173
Microchip Technology, Inc. 3.922% due 06/01/2021		4,800	4,869
Mitsubishi Corp. 2.625% due 07/14/2022		6,500	6,703
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	8,370
NXP BV 3.875% due 09/01/2022		500	527
Panasonic Corp. 2.536% due 07/19/2022		7,500	7,712
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		16,700	18,207
PepsiCo, Inc. 2.150% due 05/06/2024 (d)	CAD	1,900	1,561
Phillips 66 0.833% (US0003M + 0.600%) due 02/26/2021 ~		$1,100	1,100
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		17,300	17,794
Rogers Communications, Inc. 5.340% due 03/22/2021	CAD	35,632	28,265
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		$1,763	1,782
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,300	2,446
Telefonica Emisiones S.A. 5.462% due 02/16/2021		14,245	14,325
TransCanada PipeLines Ltd. 9.875% due 01/01/2021		1,800	1,800
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (d)	CAD	6,500	5,452
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		$15,790	15,943
VMware, Inc. 2.950% due 08/21/2022		3,600	3,736
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~		1,500	1,508
1.154% (US0003M + 0.940%) due 11/12/2021 ~		46,927	47,272
2.900% due 05/13/2022		10,815	11,160
VW Credit Canada, Inc.
2.650% due 06/27/2022 (d)	CAD	8,926	7,214
3.700% due 11/14/2022 (d)		12,000	9,943
Woodside Finance Ltd. 4.600% due 05/10/2021		$900	904
Woolworths Group Ltd. 4.550% due 04/12/2021		1,000	1,011
			1,182,726
UTILITIES 3.4%
AT&T, Inc.
1.111% (US0003M + 0.890%) due 02/15/2023 ~		16,500	16,700
4.000% due 11/25/2025 (d)	CAD	10,000	8,860
BP Capital Markets PLC 3.062% due 03/17/2022		$8,700	8,988
CenterPoint Energy, Inc. 3.600% due 11/01/2021		200	205
Consolidated Edison Co. of New York, Inc. 0.651% (US0003M + 0.400%) due 06/25/2021 ~		11,000	11,020
Duke Energy Corp. 0.871% (US0003M + 0.650%) due 03/11/2022 ~		41,400	41,630
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021		600	626
Enel Finance International NV 2.875% due 05/25/2022		8,400	8,670
Evergy, Inc. 4.850% due 06/01/2021		2,000	2,014
FirstEnergy Corp. 2.850% due 07/15/2022		5,700	5,796
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		10,000	10,285
KT Corp. 0.380% due 07/06/2021	JPY	800,000	7,749

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

National Rural Utilities Cooperative Finance Corp. 0.615% (US0003M + 0.375%) due 06/30/2021 ~	$16,000	16,027
NextEra Energy Capital Holdings, Inc.
0.774% (US0003M + 0.550%) due 08/28/2021 ~	6,200	6,202
0.927% (US0003M + 0.720%) due 02/25/2022 ~	16,800	16,924
2.403% due 09/01/2021	4,700	4,765
2.900% due 04/01/2022	3,700	3,819
Pacific Gas & Electric Co.
1.699% (US0003M + 1.480%) due 06/16/2022 ~	27,400	27,414
1.750% due 06/16/2022	47,500	47,638
3.250% due 06/15/2023	1,400	1,462
3.400% due 08/15/2024	1,200	1,279
3.750% due 02/15/2024	5,300	5,658
3.850% due 11/15/2023	5,300	5,639
4.250% due 08/01/2023	800	860
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~	10,352	10,359
Verizon Communications, Inc. 1.321% (US0003M + 1.100%) due 05/15/2025 ~	16,100	16,542
		287,131
Total Corporate Bonds & Notes (Cost $4,157,733)		4,194,753
MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.345% (US0003M + 0.130%) due 10/25/2036 ~	1,177	1,161
Total Municipal Bonds & Notes (Cost $1,158)		1,161
U.S. GOVERNMENT AGENCIES 21.3%
Fannie Mae
0.448% due 01/25/2048 •	2,999	2,999
0.449% due 03/25/2048 - 06/25/2048 •	21,653	21,676
0.469% due 08/25/2044 - 01/25/2045 •	11,882	11,792
0.499% due 08/25/2044	13,623	13,563
0.499% due 10/25/2044 - 05/25/2058 •	145,424	145,508
0.500% due 12/25/2048 •	17,714	17,580
0.548% due 09/25/2043 - 07/25/2050 •	20,715	20,865
0.549% due 07/25/2044 - 09/25/2049 •	29,136	29,127
0.569% due 11/25/2046 •	3,526	3,526
0.589% due 12/25/2046 •	2,938	2,941
0.598% due 07/25/2049 - 08/25/2049 •	58,539	59,012
0.599% due 07/25/2046 •	33,067	33,113
0.648% due 12/25/2049 - 01/25/2050 ~	33,105	33,388
0.648% due 08/25/2059 •	29,816	30,076
0.770% due 07/15/2025	26,000	26,006
0.875% due 12/18/2026	104,200	104,447
1.250% due 05/25/2043	13,184	13,229
Freddie Mac
0.469% due 05/15/2038 •	4,928	4,948
0.479% due 05/15/2041 •	5,014	5,022
0.483% due 11/25/2021 •	7,484	7,476
0.489% due 06/15/2040 •	4,707	4,709
0.493% due 06/25/2025 •	7,068	7,125
0.499% due 12/15/2036 - 09/15/2044 •	385,966	386,012
0.499% due 10/15/2040 •	8,589	8,602
0.503% due 09/25/2021 •	1,419	1,420
0.548% due 07/25/2050 •	10,017	10,086
0.549% due 01/15/2037 - 01/15/2040 •	118,044	119,032
0.559% due 06/15/2035 - 12/15/2046 •	25,115	25,268
0.589% due 06/15/2036 •	1,303	1,313
0.589% due 11/15/2042 •	2,449	2,468
0.590% due 10/08/2025	61,000	61,130
0.599% due 12/15/2037 - 05/15/2038 •	6,317	6,297
0.600% due 10/15/2025 - 10/27/2025	149,300	149,553
0.609% due 11/15/2044 - 08/15/2049 •	15,165	15,219
0.650% due 10/22/2025	29,700	29,711
0.690% due 08/05/2025 (g)(i)	25,000	25,012
0.709% due 06/15/2041 •	5,658	5,733
0.750% due 08/04/2025	22,000	22,011
0.800% due 10/27/2026	71,200	71,234
1.500% due 12/15/2042	5,771	5,836
2.500% due 07/25/2034 - 10/25/2048	20,774	21,011
2.852% due 10/15/2037	68,628	69,139
Ginnie Mae
0.340% due 06/20/2066 •	71	71
0.452% due 03/20/2037 •	1,529	1,530
0.462% due 04/20/2037 •	1,739	1,741
0.555% due 02/20/2043 - 02/20/2046 •	58,407	58,207
0.602% due 04/20/2049 •	11,483	11,522
0.610% due 06/20/2067 •	485	486
0.640% due 04/20/2061 •	1,178	1,181
0.770% due 03/20/2065 •	8,522	8,584

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.852% due 04/20/2070 •		21,893	22,299
0.862% due 07/20/2049		2,971	3,000
0.890% due 08/20/2067 •		2,232	2,261
0.940% due 05/20/2066 •		5,200	5,273
0.972% due 08/20/2062 ~		3,538	3,542
1.080% due 11/20/2067 •		1,353	1,379
1.249% due 09/20/2067 •		14,955	15,284
1.438% due 07/20/2067 •		7,836	8,011
1.586% due 06/20/2067 •		4,996	5,090
1.904% due 04/20/2067 •		5,004	5,104
2.500% due 01/20/2049 - 10/20/2049		36,520	37,209
Total U.S. Government Agencies (Cost $1,821,389)			1,825,989
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
280 Park Avenue Mortgage Trust 1.039% due 09/15/2034 •		15,000	15,033
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		26,167	26,195
AREIT Trust 2.779% due 04/15/2037 •		20,900	21,180
Ashford Hospitality Trust 1.059% due 04/15/2035 •		6,063	5,997
Atrium Hotel Portfolio Trust 1.109% due 06/15/2035 •		5,000	4,909
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	39,591	54,056
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •		$14,264	14,256
Brass PLC 0.921% due 11/16/2066 •		8,723	8,761
BXMT Ltd. 1.553% due 03/15/2037 •		25,000	25,122
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		17,501	17,927
Commercial Mortgage Trust
3.373% due 10/10/2048		1,880	1,996
3.391% due 05/15/2045		1,711	1,746
Credit Suisse Mortgage Capital Trust 2.691% due 03/25/2060 ~		26,185	26,252
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		4,132	4,348
DBCG Mortgage Trust 0.859% due 06/15/2034 •		9,000	9,009
Eurosail PLC 0.000% due 03/13/2045 •	EUR	3,373	4,092
Exantas Capital Corp. Ltd. 1.153% due 04/15/2036 •		$11,835	11,729
Fannie Mae 3.500% due 06/25/2048		14,246	14,976
Gosforth Funding PLC
0.657% due 08/25/2060 •		13,472	13,491
0.709% due 12/19/2059 •		551	552
GPMT Ltd. 1.052% due 11/21/2035 •		657	654
GS Mortgage Securities Corp. Trust
0.859% due 07/15/2032 •		5,000	5,003
3.419% due 10/10/2032		24,000	24,557
GS Mortgage Securities Trust 3.707% due 08/10/2044		35,176	35,338
Harben Finance PLC 0.851% due 08/20/2056 •	GBP	3,129	4,278
Hawksmoor Mortgage Funding PLC 1.104% due 05/25/2053 •		11,666	15,971
Hawksmoor Mortgages 1.104% due 05/25/2053 •		55,934	76,573
Holmes Master Issuer PLC 0.657% due 10/15/2054 •		$9,538	9,541
JPMorgan Chase Commercial Mortgage Securities Trust
1.159% due 06/15/2032 •		13,598	13,434
3.093% due 07/05/2032		5,503	5,663
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	10,000	13,549
Lehman XS Trust 0.688% due 12/25/2035 •		$533	515
MF1 Ltd. 1.278% due 12/25/2034 •		25,000	24,862
MFA Trust 1.381% due 04/25/2065 ~		24,808	24,851
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		6,740	7,151
PFP Ltd. 1.203% due 04/14/2037 •		17,900	17,735
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	1,986	2,731

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

Ripon Mortgages PLC 0.851% due 08/20/2056 •		4,493	6,137
Rosslyn Portfolio Trust 1.939% due 06/15/2033 •		$12,371	12,420
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		5,142	5,184
Stratton Mortgage Funding PLC 0.841% due 03/12/2044 •	GBP	4,692	6,412
Towd Point Mortgage Funding PLC
0.955% due 05/20/2045 •		22,093	30,184
1.073% due 10/20/2051 •		800	1,097
Tower Bridge Funding PLC 0.934% due 03/20/2056 •		708	969
Twin Bridges PLC 0.991% due 12/12/2052 •		1,110	1,518
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		$19,896	20,290
Wells Fargo Commercial Mortgage Trust 1.004% due 12/13/2031 •		5,000	4,899
Wells Fargo-RBS Commercial Mortgage Trust
0.713% due 08/15/2047 •		12,399	12,295
2.695% due 03/15/2045		99	101
Total Non-Agency Mortgage-Backed Securities (Cost $653,173)			665,539
ASSET-BACKED SECURITIES 14.2%
Arbor Realty Collateralized Loan Obligation Ltd. 1.149% due 12/15/2027 •		6,044	6,040
Atrium Corp. 1.046% due 04/22/2027 •		9,266	9,235
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	11,791	14,408
Babson Euro CLO BV 0.309% due 10/25/2029 •		5,278	6,398
Barings Euro CLO BV 0.680% due 07/27/2030 •		10,627	12,961
Benefit Street Partners CLO Ltd. 0.998% due 07/18/2027 •		$816	814
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	6,094	7,436
BMW Canada Auto Trust
1.956% due 09/20/2022	CAD	15,959	12,617
2.153% due 10/20/2021		903	710
Brookside Mill CLO Ltd. 1.038% due 01/17/2028 •		$4,620	4,593
Canadian Pacer Auto Receivables Trust 0.352% due 11/21/2022 •		14,028	14,021
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,700	4,515
Carrington Mortgage Loan Trust
1.338% due 10/20/2029 •		$15,500	15,459
1.448% due 10/17/2029 •		5,000	4,998
Chesapeake Funding LLC
0.529% due 08/15/2030 •		7,189	7,190
1.910% due 08/15/2029		2,010	2,013
1.950% due 09/15/2031		11,150	11,334
CIFC Funding Ltd. 1.075% due 10/25/2027 •		15,145	15,091
CNH Equipment Trust 2.520% due 08/15/2024		15,500	15,812
Commonbond Student Loan Trust 2.550% due 05/25/2041		534	549
CoreVest American Finance Trust 2.968% due 10/15/2049		2,782	2,832
Denali Capital CLO LLC 1.265% due 10/26/2027 •		5,093	5,090
DLL LLC 2.270% due 05/20/2022		2,424	2,430
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		14,304	14,268
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		16,147	15,968
Enterprise Fleet Financing LLC 1.780% due 12/22/2025		28,567	29,038
Evergreen Credit Card Trust
0.529% due 10/16/2023 •		39,500	39,577
0.639% due 01/15/2023 •		30,000	30,005
First Franklin Mortgage Loan Trust 0.883% due 09/25/2035 •		700	709
Flagship CLO Ltd. 1.080% due 01/16/2026 •		1,423	1,418
Ford Auto Securitization Trust
0.516% due 08/15/2022	CAD	31,035	24,387
0.887% due 08/15/2024		27,100	21,296
2.319% due 04/15/2022		49	38

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

Ford Credit Floorplan Master Owner Trust 2.230% due 09/15/2024		$33,900	34,988
Gallatin CLO Ltd.
1.259% due 01/21/2028 •		14,198	14,142
1.537% (US0003M + 1.050%) due 07/15/2027 ~		27,959	27,914
GLS Auto Receivables Issuer Trust 0.690% due 10/16/2023		9,475	9,488
GM Financial Consumer Automobile Receivables Trust 0.383% due 08/16/2022 •		2,592	2,592
GMF Canada Leasing Trust
0.561% due 07/20/2022	CAD	10,992	8,636
3.262% due 07/20/2023 (d)		2,967	2,336
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	3,122
0.690% due 10/15/2025		3,000	3,021
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		5,296	5,277
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	7,973	9,720
Hertz Fleet Lease Funding LP
0.619% due 01/10/2033 •		$4,379	4,391
0.649% due 05/10/2032 •		2,180	2,180
HPEFS Equipment Trust 2.210% due 09/20/2029		2,700	2,733
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		1,254	1,257
Jubilee CLO BV 0.257% due 12/15/2029 •	EUR	8,400	10,210
LCM LP 1.258% due 10/20/2027 •		$6,350	6,349
Marathon CLO Ltd. 1.083% due 11/21/2027 •		8,027	7,971
Master Credit Card Trust 0.642% due 07/21/2024 •		10,000	10,029
MF1 Ltd. 1.859% due 11/15/2035 •		26,300	26,375
MidOcean Credit CLO 1.468% due 01/20/2029 •		10,000	9,996
Monarch Grove CLO 1.095% due 01/25/2028 •		21,664	21,512
Mountain View CLO Ltd. 1.044% due 10/13/2027 •		3,256	3,232
Navient Private Education Loan Trust
0.000% due 04/15/2069 •		8,000	8,011
1.409% due 02/15/2029 •		2,671	2,687
Navient Private Education Refi Loan Trust
0.509% due 11/15/2068 •		2,838	2,836
1.310% due 01/15/2069		33,200	33,566
1.690% due 05/15/2069		10,422	10,647
Navient Student Loan Trust
0.418% due 02/27/2068 •		1,765	1,767
0.498% due 03/25/2067 •		12,940	12,883
0.528% due 03/25/2067 •		9,013	8,997
0.898% due 03/25/2066 •		1,517	1,521
Nelnet Student Loan Trust
0.848% due 09/27/2038 •		17,790	17,669
0.998% due 02/25/2066 •		10,586	10,537
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		6,183	6,160
Nissan Master Owner Trust Receivables 0.589% due 11/15/2023 •		15,000	15,042
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	3,700	4,513
OCP CLO Ltd.
1.035% due 10/26/2027 •		$12,269	12,254
1.037% due 07/15/2027 •		2,734	2,727
1.068% due 04/17/2027 •		2,126	2,127
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		6,089	6,078
Palmer Square Loan Funding Ltd.
0.837% due 04/15/2026 •		3,557	3,549
0.887% due 07/15/2026 •		5,461	5,449
Santander Retail Auto Lease Trust 1.890% due 09/20/2022		6,922	6,975
Silver Arrow Canada LP 2.361% due 01/15/2023	CAD	26,400	20,808
SLC Student Loan Trust
0.317% due 09/15/2026 •		$316	316
0.327% due 03/15/2027 •		3,008	2,992
0.337% due 06/15/2029 •		1,722	1,713
SLM Student Loan Trust
0.305% due 01/26/2026 •		6,801	6,798
0.325% due 01/25/2027 •		425	425
0.335% due 01/25/2027 •		2,849	2,833
0.598% due 06/25/2043 •		20,990	20,771
0.765% due 01/25/2028 •		2,000	2,001

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

0.767% due 12/15/2025 •		2,051	2,051
0.798% due 12/27/2038 •		11,481	11,432
0.798% due 06/25/2055 •		12,183	12,063
0.815% due 10/25/2029 •		32,820	32,710
0.865% due 01/25/2022 •		1,231	1,191
SMB Private Education Loan Trust
1.268% due 07/15/2053 •		2,553	2,579
1.290% due 07/15/2053		20,881	20,980
1.309% due 05/15/2026 •		2,588	2,594
2.340% due 09/15/2034		5,446	5,598
2.430% due 02/17/2032		6,226	6,405
2.700% due 05/15/2031		6,153	6,365
2.750% due 07/15/2027		283	287
SoFi Professional Loan Program LLC
0.848% due 03/26/2040 •		357	357
1.348% due 06/25/2033 •		443	446
2.130% due 11/16/2048		3,490	3,513
2.360% due 12/27/2032		684	693
2.780% due 08/17/2048		1,972	1,977
3.180% due 06/15/2048		602	603
SoFi Professional Loan Program Trust 3.080% due 01/25/2048		5	5
Sound Point CLO Ltd. 1.289% due 10/20/2028 •(a)		20,700	20,700
Structured Asset Securities Corp. Mortgage Loan Trust 0.718% due 05/25/2035 •		4,417	4,405
Symphony CLO Ltd. 1.117% due 04/15/2028 •		6,643	6,617
Telos CLO Ltd. 1.168% due 04/17/2028 •		11,612	11,574
Towd Point Mortgage Trust
0.748% due 02/25/2057 •		2,638	2,631
1.636% due 04/25/2060 ~		79,184	80,679
2.710% due 01/25/2060 ~		28,066	29,081
2.900% due 10/25/2059 ~		10,271	10,857
Toyota Auto Receivables Owner Trust 0.289% due 02/15/2022 •		1,725	1,725
Tralee CLO Ltd. 1.248% due 10/20/2027 •		15,480	15,445
Trillium Credit Card Trust
0.518% due 12/26/2024 •		17,000	17,049
0.628% due 01/26/2024 •		22,400	22,405
Venture CLO Ltd.
1.087% due 01/15/2028 •		11,429	11,390
1.117% due 04/15/2027 •		8,023	7,983
Voya CLO Ltd. 0.935% due 07/25/2026 •		2,137	2,138
Voya Euro CLO DAC 0.750% due 10/15/2030 •	EUR	1,450	1,766
WhiteHorse Ltd.
1.148% due 04/17/2027 •		$1,536	1,536
1.378% due 07/17/2026 •		1,251	1,252
Wind River CLO Ltd. 1.107% due 10/15/2027 •		4,472	4,463
World Omni Select Auto Trust 0.470% due 06/17/2024		5,300	5,309
Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •		11,880	11,825
Zais CLO Ltd. 1.387% due 04/15/2028 •		20,579	20,514
Total Asset-Backed Securities (Cost $1,211,432)			1,218,566
SOVEREIGN ISSUES 3.4%
Chiba Prefecture 1.100% due 09/24/2021	JPY	200,000	1,952
City of Hiroshima Japan 0.001% due 10/25/2021		500,000	4,840
Emirate of Abu Dhabi Government International Bond 0.750% due 09/02/2023		$3,100	3,110
Export Development Canada 1.960% due 01/29/2025		127,000	127,153
Export-Import Bank of India
1.213% (US0003M + 1.000%) due 08/21/2022 ~		16,705	16,691
3.125% due 07/20/2021		8,448	8,553
Export-Import Bank of Korea 0.776% (US0003M + 0.525%) due 06/25/2022 ~		2,400	2,411
Fukushima Prefecture 1.020% due 11/25/2021	JPY	100,000	977
Gunma Prefecture 1.030% due 11/25/2021		100,000	977
Hokkaido Prefecture 1.070% due 10/28/2021		100,000	977
Hungary Government International Bond 6.375% due 03/29/2021		$1,902	1,930

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

Japan Finance Organization for Municipalities
1.149% due 07/28/2021	JPY	2,000,000	19,484
2.000% due 04/21/2022		$5,796	5,922
2.625% due 04/20/2022		3,200	3,292
Japan Student Services Organization 0.001% due 09/17/2021	JPY	1,200,000	11,611
Kanagawa Prefecture 1.020% due 06/18/2021		100,000	973
Korea Development Bank
0.500% due 10/27/2023		$1,700	1,706
0.570% (US0003M + 0.350%) due 02/18/2023 ~		3,600	3,601
0.713% (US0003M + 0.475%) due 10/01/2022 ~		750	752
1.014% (US0003M + 0.800%) due 10/30/2022 ~		5,100	5,151
Korea National Oil Corp. 2.125% due 04/14/2021		3,350	3,366
Major Joint Local Government Bond
1.030% due 09/24/2021	JPY	500,000	4,878
1.030% due 11/25/2021		1,100,000	10,749
1.070% due 12/24/2021		450,000	4,403
Okinawa Development Finance Corp. 1.208% due 06/18/2021		200,000	1,947
Osaka Prefecture
0.001% due 12/27/2021		200,000	1,936
1.040% due 11/29/2021		220,000	2,150
1.320% due 03/30/2021		100,000	971
Province of Alberta 3.350% due 11/01/2023		$7,700	8,351
Qatar Government International Bond
2.375% due 06/02/2021		15,880	16,014
4.500% due 01/20/2022		6,900	7,201
Saitama Prefecture 1.060% due 11/29/2021	JPY	100,000	978
Tokyo Metropolitan Government 0.990% due 09/17/2021		200,000	1,950
Total Sovereign Issues (Cost $285,675)			286,957
SHORT-TERM INSTRUMENTS 9.0%
CERTIFICATES OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp. 0.604% (US0003M + 0.380%) due 10/12/2021 ~		$15,800	15,835
COMMERCIAL PAPER 0.6%
General Motors Financial Co., Inc. 1.150% due 01/11/2021		2,000	2,000
Royal Bank of Canada
0.235% due 01/11/2021	CAD	50,000	39,257
0.239% due 02/26/2021		10,000	7,850
			49,107
REPURCHASE AGREEMENTS (e) 6.7%			573,793
SHORT-TERM NOTES 0.4%
Southern California Edison Co. 0.501% (US0003M + 0.270%) due 12/03/2021 ~		$36,100	36,120
CANADA TREASURY BILLS 1.1%
0.084% due 01/07/2021 - 02/04/2021 (b)(c)	CAD	115,400	90,610
U.S. TREASURY BILLS 0.0%
0.088% due 01/07/2021 - 02/04/2021 (b)(c)(i)		$1,397	1,397
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.079% due 03/16/2021 (b)(c)(i)		1,741	1,741
Total Short-Term Instruments (Cost $767,818)			768,603
Total Investments in Securities (Cost $8,898,378)			8,961,568
Total Investments 104.7% (Cost $8,898,378)			$8,961,568
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $(8,166))			(17,768)
Other Assets and Liabilities, net (4.5)%			(388,465)
Net Assets 100.0%			$8,555,335

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							When-issued security.
(b)							Coupon represents a weighted average yield to maturity.
(c)							Zero coupon security.
(d)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				4.000	11/25/2025	10/02/2020	8,365	8,860	0.10%
Bank of America Corp.				2.604	03/15/2023	10/15/2020	1,158	1,207	0.01
Bank of America Corp.				3.228	06/22/2022	10/14/2020 - 11/02/2020	7,861	8,172	0.10
Bank of America Corp.				3.301	04/24/2024	10/16/2020 - 11/24/2020	10,556	10,961	0.13
GMF Canada Leasing Trust				3.262	07/20/2023	09/30/2020	2,240	2,336	0.03
Goldman Sachs Group, Inc.				2.433	04/26/2023	10/20/2020 - 10/26/2020	28,714	29,759	0.35
John Deere Financial, Inc.				2.990	01/14/2022	09/25/2020 - 12/01/2020	6,634	6,933	0.08
PepsiCo, Inc.				2.150	05/06/2024	10/21/2020	1,513	1,561	0.02
TWDC Enterprises 18 Corp.				2.758	10/07/2024	09/28/2020 - 11/30/2020	5,276	5,452	0.06
VW Credit Canada, Inc.				2.650	06/27/2022	10/05/2020	6,899	7,214	0.08
VW Credit Canada, Inc.				3.700	11/14/2022	12/14/2020	9,912	9,943	0.12
Wells Fargo & Co.				2.094	04/25/2022	12/08/2020 - 12/16/2020	31,119	31,258	0.37
Wells Fargo & Co.				2.222	03/15/2021	10/08/2020	3,494	3,630	0.04
Wells Fargo & Co.				2.509	10/27/2023	10/15/2020	3,132	3,283	0.04
							$126,873	$130,569	1.53%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.070%	12/31/2020	01/04/2021	$7,100	U.S. Treasury Notes 0.625% due 12/31/2027		$(7,241)	$7,100	$7,100
	0.100	01/04/2021	01/05/2021	103,000	U.S. Treasury Bonds 1.125% due 08/15/2040		(105,031)	103,000	103,000
	0.100	01/04/2021	01/19/2021	150,000	U.S. Treasury Bonds 2.875% due 11/15/2046		(152,906)	150,000	150,000
	0.110	12/31/2020	01/04/2021	237,900	U.S. Treasury Bonds 3.000% due 05/15/2045		(243,229)	237,900	237,903
FICC	0.000	12/31/2020	01/04/2021	743	U.S. Treasury Bills 0.000% due 12/30/2021		(758)	743	743
MBC	0.110	12/31/2020	01/04/2021	72,800	U.S. Treasury Notes 1.875% due 05/31/2022		(75,135)	72,800	72,801
SSB	0.000	12/31/2020	01/04/2021	2,250	U.S. Treasury Notes 2.000% due 08/31/2021(2)		(2,295)	2,250	2,250
Total Repurchase Agreements							$(586,595)	$573,793	$573,797
(1)							Includes accrued interest.
(2)							Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(665,855) at a weighted average interest rate of 0.704%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures				03/2021	2,210	$305,153	$(55)	$242	$0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	5,941	$(749,541)	$(1,830)	$0	$(278)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	912	(142,600)	243	0	(200)
$(1,587)	$0	$(478)
Total Futures Contracts	$(1,642)	$242	$(478)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%	Quarterly	06/20/2025	$167,400	$(2,250)	$(553)	$(2,803)	$0	$(112)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	281,000	(6,030)	(964)	(6,994)	0	(190)
$(8,280)	$(1,517)	$(9,797)	$0	$(302)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$833,000	$0	$(439)	$(439)	$14	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	637,200	0	(339)	(339)	11	0
$0	$(778)	$(778)	$25	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$198,100	$114	$(8,981)	$(8,867)	$0	$(49)
Total Swap Agreements	$(8,166)	$(11,276)	$(19,442)	$25	$(351)
(g)

Securities with an aggregate market value of $1,673 and cash of $21,130 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	EUR	1,446	$1,767	$0	$0
02/2021	GBP	145,213	191,530	0	(7,009)
BPS	01/2021	EUR	103,690	127,175	530	0
02/2021	AUD	6,100	4,420	0	(282)
02/2021	CAD	23,154	18,166	0	(18)
03/2021	JPY	100,000	965	0	(5)
06/2021	300,000	2,871	0	(40)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2020 (Unaudited)

	07/2021		800,000		7,570	0	(194)
	09/2021		900,000		8,611	0	(132)
	10/2021		600,000		5,784	0	(48)
	11/2021		320,000		3,084	0	(28)
	12/2021		950,000		9,114	0	(130)
CBK	01/2021	EUR	101,936		125,042	541	0
	02/2021	JPY	1,200,300		11,456	0	(173)
	02/2021		$3,244	CAD	4,171	32	0
	07/2021	JPY	2,000,000		$19,392	0	(22)
	09/2021		1,200,000		11,530	0	(126)
	11/2021		1,300,000		12,504	0	(138)
	12/2021		100,000		962	0	(11)
HUS	02/2021	CAD	28,219		21,639	0	(522)
	02/2021		$8,192	CAD	10,704	214	0
	02/2021		3,700	GBP	2,773	91	0
	02/2021		11,433	JPY	1,200,000	192	0
MYI	01/2021	CAD	50,000		$38,940	0	(324)
	02/2021		332,284		253,617	28	(7,364)
	02/2021	EUR	60,669		71,914	0	(2,244)
	02/2021	GBP	3,557		4,788	0	(75)
	02/2021		$3,919	CAD	5,014	19	0
	02/2021		1,224	EUR	1,028	32	0
RBC	02/2021		1,700	CAD	2,218	42	0
RYL	02/2021		4,515		5,880	103	0
SCX	01/2021	CAD	69,400		$54,376	0	(120)
	02/2021		22,885		17,899	0	(73)
	02/2021	JPY	16,500		159	0	(1)
SSB	01/2021	CAD	46,000		36,068	0	(53)
	02/2021		$4,449	CAD	5,794	102	0
Total Forward Foreign Currency Contracts						$1,926	$(19,132)
(i)

Securities with an aggregate market value of $18,452 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$2,724,896	$0	$2,724,896
Industrials				0	1,182,726	0	1,182,726
Utilities				0	287,131	0	287,131
Municipal Bonds & Notes
Pennsylvania				0	1,161	0	1,161
U.S. Government Agencies				0	1,825,989	0	1,825,989
Non-Agency Mortgage-Backed Securities				0	651,990	13,549	665,539
Asset-Backed Securities				0	1,218,566	0	1,218,566
Sovereign Issues				0	286,957	0	286,957
Short-Term Instruments
Certificates of Deposit				0	15,835	0	15,835
Commercial Paper				0	49,107	0	49,107
Repurchase Agreements				0	573,793	0	573,793
Short-Term Notes				0	36,120	0	36,120
Canada Treasury Bills				0	90,610	0	90,610
U.S. Treasury Bills				0	1,397	0	1,397
U.S. Treasury Cash Management Bills				0	1,741	0	1,741
Total Investments				$0	$8,948,019	$13,549	$8,961,568
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				242	25	0	267
Over the counter				0	1,926	0	1,926
				$242	$1,951	$0	$2,193
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(478)	(351)	0	(829)
Over the counter				0	(19,132)	0	(19,132)
				$(478)	$(19,483)	$0	$(19,961)
Total Financial Derivative Instruments				$(236)	$(17,532)	$0	$(17,768)
Totals				$(236)	$8,930,487	$13,549	$8,943,800

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.3% ¤
CORPORATE BONDS & NOTES 22.5%
BANKING & FINANCE 17.3%
ABN AMRO Bank NV
0.803% (US0003M + 0.570%) due 08/27/2021 ~	$22,100	$22,186
2.650% due 01/19/2021	1,630	1,632
African Development Bank 0.227% (US0003M + 0.010%) due 12/15/2021 ~	58,000	57,994
AIG Global Funding 3.350% due 06/25/2021	2,000	2,029
American Express Co.
0.825% (US0003M + 0.600%) due 11/05/2021 ~	4,100	4,117
3.700% due 11/05/2021	4,100	4,205
American Honda Finance Corp.
0.571% (US0003M + 0.350%) due 06/11/2021 ~	37,400	37,450
0.791% (US0003M + 0.540%) due 06/27/2022 ~	400	402
American International Group, Inc. 3.300% due 03/01/2021	8,557	8,575
Asian Development Bank
0.227% (US0003M + 0.010%) due 12/15/2021 ~	55,780	55,781
0.269% (US0003M + 0.050%) due 03/16/2021 ~	6,000	6,001
0.409% (US0003M + 0.190%) due 06/16/2021 ~	24,481	24,501
Bank of America Corp.
0.901% (US0003M + 0.650%) due 06/25/2022 ~	200	201
1.389% (US0003M + 1.180%) due 10/21/2022 ~	3,000	3,025
3.499% due 05/17/2022 •	2,000	2,024
5.700% due 01/24/2022	1,800	1,903
Bank of Montreal 0.684% (US0003M + 0.460%) due 04/13/2021 ~	500	501
Banque Federative du Credit Mutuel S.A. 2.500% due 04/13/2021	4,000	4,025
Barclays Bank PLC 1.700% due 05/12/2022	300	305
Barclays PLC
3.200% due 08/10/2021	7,700	7,828
3.250% due 01/12/2021	23,500	23,513
BBVA USA 0.951% (US0003M + 0.730%) due 06/11/2021 ~	6,000	6,014
BNZ International Funding Ltd. 2.100% due 09/14/2021	1,300	1,318
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	10,550	10,698
Caterpillar Financial Services Corp.
0.414% (US0003M + 0.200%) due 11/12/2021 ~	11,900	11,918
0.526% (US0003M + 0.300%) due 03/08/2021 ~	9,600	9,605
0.612% (US0003M + 0.390%) due 05/17/2021 ~	21,800	21,830
Citibank N.A.
0.824% (US0003M + 0.600%) due 05/20/2022 ~	3,600	3,607
2.844% due 05/20/2022 •	10,500	10,600
Citigroup, Inc.
1.175% (US0003M + 0.960%) due 04/25/2022 ~	33,300	33,603
1.296% (US0003M + 1.070%) due 12/08/2021 ~	18,400	18,540
1.404% (US0003M + 1.190%) due 08/02/2021 ~	2,500	2,516
2.700% due 03/30/2021	16,600	16,696
Cooperatieve Rabobank UA
2.500% due 01/19/2021	1,400	1,401
3.125% due 04/26/2021	2,800	2,825
Credit Suisse AG
0.536% (SOFRRATE + 0.450%) due 02/04/2022 ~	28,200	28,254
3.000% due 10/29/2021	5,500	5,621
Credit Suisse Group Funding Guernsey Ltd.
2.508% (US0003M + 2.290%) due 04/16/2021 ~	85,800	86,350
3.450% due 04/16/2021	12,200	12,312
Danske Bank A/S
2.000% due 09/08/2021	12,500	12,643
2.800% due 03/10/2021	5,400	5,423
Dexia Credit Local S.A. 2.500% due 01/25/2021	55,200	55,270
European Investment Bank 0.377% (SOFRRATE + 0.290%) due 06/10/2022 ~	14,800	14,827
FMS Wertmanagement 0.625% due 04/08/2022	13,000	13,074

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

General Motors Financial Co., Inc.
3.200% due 07/06/2021	2,200	2,224
4.200% due 11/06/2021	1,200	1,237
Goldman Sachs Group, Inc.
0.994% (US0003M + 0.780%) due 10/31/2022 ~	18,000	18,075
1.575% (US0003M + 1.360%) due 04/23/2021 ~	9,200	9,226
1.977% (US0003M + 1.770%) due 02/25/2021 ~	25,700	25,763
5.750% due 01/24/2022	4,100	4,334
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~	3,500	3,501
HSBC Bank PLC 4.750% due 01/19/2021	1,200	1,202
HSBC Holdings PLC 1.867% (US0003M + 1.660%) due 05/25/2021 ~	738	743
HSH Portfoliomanagement AoeR 0.561% (US0003M + 0.330%) due 11/19/2021 ~	12,000	12,031
IBM Credit LLC 0.385% (US0003M + 0.160%) due 02/05/2021 ~	2,000	2,000
ING Bank NV 1.101% (US0003M + 0.880%) due 08/15/2021 ~	800	804
International Bank for Reconstruction & Development
0.229% (US0003M + 0.000%) due 12/17/2021 ~	10,675	10,673
0.251% (US0003M) due 06/25/2021 ~	32,200	32,196
0.288% (US0003M + 0.050%) due 07/02/2021 ~	11,400	11,402
International Finance Corp. 0.397% (US0003M + 0.180%) due 12/15/2021 ~	53,000	53,092
Jackson National Life Global Funding 2.100% due 10/25/2021	300	304
John Deere Capital Corp. 0.710% (US0003M + 0.490%) due 06/13/2022 ~	8,600	8,657
Kreditanstalt fuer Wiederaufbau
2.625% due 01/25/2022	8,300	8,517
3.125% due 12/15/2021	73,080	75,114
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.371% (US0003M + 0.120%) due 09/27/2021 ~	27,500	27,522
1.375% due 07/21/2021	7,500	7,548
2.375% due 04/16/2021	76,000	76,478
Landwirtschaftliche Rentenbank 0.581% (US0003M + 0.350%) due 02/19/2021 ~	4,000	4,002
Lloyds Bank PLC 0.703% (US0003M + 0.490%) due 05/07/2021 ~	5,000	5,008
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~	34,700	34,816
Macquarie Bank Ltd. 0.682% (US0003M + 0.450%) due 08/06/2021 ~	1,000	1,002
Metropolitan Life Global Funding 0.590% (SOFRRATE + 0.500%) due 05/28/2021 ~	29,100	29,150
Mitsubishi UFJ Financial Group, Inc.
0.865% (US0003M + 0.650%) due 07/26/2021 ~	19,300	19,361
1.005% (US0003M + 0.790%) due 07/25/2022 ~	30,000	30,254
1.125% (US0003M + 0.920%) due 02/22/2022 ~	14,100	14,219
1.280% (US0003M + 1.060%) due 09/13/2021 ~	17,823	17,944
2.190% due 09/13/2021	994	1,007
2.623% due 07/18/2022	4,100	4,241
2.665% due 07/25/2022	1,500	1,553
2.950% due 03/01/2021	756	759
2.998% due 02/22/2022	2,000	2,060
3.218% due 03/07/2022	4,000	4,137
3.535% due 07/26/2021	700	713
Mizuho Financial Group, Inc.
1.101% (US0003M + 0.880%) due 09/11/2022 ~	35,000	35,399
1.164% (US0003M + 0.940%) due 02/28/2022 ~	5,025	5,070
1.360% (US0003M + 1.140%) due 09/13/2021 ~	21,477	21,637
1.704% (US0003M + 1.480%) due 04/12/2021 ~	37,700	37,844
2.273% due 09/13/2021	700	709
2.632% due 04/12/2021	10,200	10,265
Morgan Stanley
1.146% (US0003M + 0.930%) due 07/22/2022 ~	25,000	25,109
1.398% (US0003M + 1.180%) due 01/20/2022 ~	72,300	72,337
2.750% due 05/19/2022	200	207
5.500% due 07/28/2021	12,000	12,354
New York Life Global Funding
0.502% (US0003M + 0.280%) due 01/28/2021 ~	11,500	11,502
0.552% (US0003M + 0.320%) due 08/06/2021 ~	7,300	7,312
0.664% (US0003M + 0.440%) due 07/12/2022 ~	3,000	3,019
Nordea Bank Abp
1.223% (US0003M + 0.990%) due 05/27/2021 ~	5,300	5,320
2.250% due 05/27/2021	5,300	5,341
Nordic Investment Bank 0.184% (US0003M + -0.030%) due 05/12/2021 ~	1,000	1,000
NRW Bank
0.253% (US0003M + 0.040%) due 02/08/2021 ~	14,000	14,002
0.285% (US0003M + 0.060%) due 03/05/2021 ~	14,000	14,002
0.334% (US0003M + 0.120%) due 02/01/2022 ~	29,000	29,030
NTT Finance Corp. 1.900% due 07/21/2021	10,500	10,579

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

PNC Bank N.A. 2.232% due 07/22/2022 •	500	505
Protective Life Global Funding 0.771% (US0003M + 0.520%) due 06/28/2021 ~	1,650	1,654
Santander Holdings USA, Inc. 4.450% due 12/03/2021	11,840	12,228
Santander UK Group Holdings PLC
2.875% due 08/05/2021	27,100	27,490
3.125% due 01/08/2021	8,200	8,202
Santander UK PLC
0.845% (US0003M + 0.620%) due 06/01/2021 ~	500	501
0.881% (US0003M + 0.660%) due 11/15/2021 ~	13,065	13,130
2.500% due 01/05/2021	2,600	2,600
3.400% due 06/01/2021	50,400	51,039
3.750% due 11/15/2021	3,000	3,088
Skandinaviska Enskilda Banken AB
0.652% (US0003M + 0.430%) due 05/17/2021 ~	4,700	4,708
1.875% due 09/13/2021	1,750	1,770
3.250% due 05/17/2021	7,300	7,382
Sumitomo Mitsui Financial Group, Inc.
1.004% (US0003M + 0.780%) due 07/12/2022 ~	20,000	20,160
1.194% (US0003M + 0.970%) due 01/11/2022 ~	2,800	2,821
1.339% (US0003M + 1.110%) due 07/14/2021 ~	4,400	4,425
1.358% (US0003M + 1.140%) due 10/19/2021 ~	1,500	1,513
1.910% (US0003M + 1.680%) due 03/09/2021 ~	40,006	40,119
2.058% due 07/14/2021	2,000	2,018
2.442% due 10/19/2021	200	203
2.784% due 07/12/2022	13,000	13,482
2.934% due 03/09/2021	3,200	3,215
Svensk Exportkredit AB
0.340% (US0003M + 0.120%) due 12/13/2021 ~	16,000	16,016
1.625% due 01/14/2022	27,010	27,416
1.750% due 03/10/2021	11,775	11,809
2.375% due 04/09/2021	4,600	4,627
Svenska Handelsbanken AB 0.675% (US0003M + 0.470%) due 05/24/2021 ~	5,000	5,009
Synchrony Bank 3.650% due 05/24/2021	30,800	31,106
Toronto-Dominion Bank 0.499% (US0003M + 0.270%) due 03/17/2021 ~	15,500	15,509
Toyota Motor Credit Corp.
0.320% (SOFRRATE + 0.230%) due 12/13/2021 ~	41,200	41,226
0.390% (SOFRRATE + 0.300%) due 06/13/2022 ~	23,600	23,612
0.622% due 05/17/2022 •	4,400	4,415
0.770% (US0003M + 0.540%) due 01/08/2021 ~	5,000	5,000
U.S. Bank N.A. 0.389% (US0003M + 0.180%) due 01/21/2022 ~	17,400	17,418
UBS Group AG
2.004% due 04/14/2021 •	24,400	24,514
3.000% due 04/15/2021	22,900	23,077
USAA Capital Corp. 2.625% due 06/01/2021	5,000	5,048
Wells Fargo & Co.
1.144% (US0003M + 0.930%) due 02/11/2022 ~	61,517	61,570
1.571% (US0003M + 1.340%) due 03/04/2021 ~	4,400	4,410
2.500% due 03/04/2021	7,700	7,726
2.625% due 07/22/2022	4,100	4,245
Wells Fargo Bank N.A. 0.853% (US0003M + 0.620%) due 05/27/2022 ~	4,700	4,710
		2,098,766
INDUSTRIALS 4.1%
AbbVie, Inc. 2.150% due 11/19/2021	23,000	23,374
Altria Group, Inc. 3.490% due 02/14/2022	300	310
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	18,600	18,638
2.750% due 07/15/2021	1,950	1,975
3.000% due 10/08/2021	18,204	18,517
3.500% due 06/25/2021	5,000	5,061
Becton Dickinson and Co. 3.125% due 11/08/2021	350	358
BMW U.S. Capital LLC
0.714% (US0003M + 0.500%) due 08/13/2021 ~	15,000	15,037
3.400% due 08/13/2021	2,000	2,038
Boston Scientific Corp. 3.375% due 05/15/2022	100	104
Bristol-Myers Squibb Co. 2.600% due 05/16/2022	2,000	2,064
Campbell Soup Co. 3.300% due 03/15/2021	1,750	1,760
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	4,000	4,044
2.241% due 02/16/2021	3,000	3,007

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

Chevron Corp. 1.171% (US0003M + 0.950%) due 05/16/2021 ~	9,000	9,030
Cigna Corp. 0.879% (US0003M + 0.650%) due 09/17/2021 ~	16,900	16,903
CVS Health Corp.
0.950% (US0003M + 0.720%) due 03/09/2021 ~	21,400	21,425
2.125% due 06/01/2021	300	302
Daimler Finance North America LLC
0.644% (US0003M + 0.430%) due 02/12/2021 ~	35,700	35,712
0.663% (US0003M + 0.450%) due 02/22/2021 ~	9,100	9,104
0.770% (US0003M + 0.550%) due 05/04/2021 ~	40,005	40,063
0.895% (US0003M + 0.670%) due 11/05/2021 ~	2,200	2,210
1.093% (US0003M + 0.880%) due 02/22/2022 ~	500	504
1.121% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,015
2.000% due 07/06/2021	5,826	5,873
2.200% due 10/30/2021	2,150	2,180
2.550% due 08/15/2022	400	414
2.875% due 03/10/2021	4,925	4,948
3.000% due 02/22/2021	4,897	4,913
3.350% due 05/04/2021	1,200	1,212
3.400% due 02/22/2022	10,400	10,745
3.750% due 11/05/2021	1,400	1,439
3.875% due 09/15/2021	672	688
Danone S.A. 2.077% due 11/02/2021	4,000	4,050
Eastern Energy Gas Holdings LLC 0.817% (US0003M + 0.600%) due 06/15/2021 ~	12,400	12,429
ERAC USA Finance LLC 4.500% due 08/16/2021	3,000	3,077
GlaxoSmithKline Capital PLC 0.571% (US0003M + 0.350%) due 05/14/2021 ~	7,100	7,109
Hyundai Capital America 1.170% due 07/08/2021 •	700	701
International Business Machines Corp. 0.621% (US0003M + 0.400%) due 05/13/2021 ~	16,800	16,825
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021	1,700	1,743
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021	3,250	3,321
Marriott International, Inc. 0.876% (US0003M + 0.650%) due 03/08/2021 ~	2,300	2,301
McDonald's Corp. 0.652% (US0003M + 0.430%) due 10/28/2021 ~	1,100	1,103
Microsoft Corp. 1.550% due 08/08/2021	4,575	4,607
Molson Coors Brewing Co. 2.100% due 07/15/2021	1,800	1,815
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	8,150	8,188
3.650% due 07/29/2021	2,700	2,742
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	1,333	1,351
Siemens Financieringsmaatschappij NV 1.700% due 09/15/2021	7,044	7,113
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021	26,000	26,755
Telefonica Emisiones S.A. 5.462% due 02/16/2021	1,100	1,106
Tyson Foods, Inc. 2.250% due 08/23/2021	5,000	5,048
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021	12,200	12,318
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~	10,500	10,577
4.000% due 11/12/2021	64,288	66,270
Walt Disney Co. 0.615% (US0003M + 0.390%) due 09/01/2022 ~	10,000	10,051
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,916	3,000
3.375% due 11/30/2021	8,600	8,770
		488,337
UTILITIES 1.1%
BP Capital Markets PLC 1.089% (US0003M + 0.870%) due 09/16/2021 ~	200	201
Duke Energy Corp. 0.721% (US0003M + 0.500%) due 05/14/2021 ~	30,690	30,737
NextEra Energy Capital Holdings, Inc.
0.927% (US0003M + 0.720%) due 02/25/2022 ~	29,300	29,516
1.950% due 09/01/2022	600	617
2.403% due 09/01/2021	4,000	4,055
San Diego Gas & Electric Co. 3.000% due 08/15/2021	1,300	1,322
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~	18,600	18,612

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

Verizon Communications, Inc. 1.219% (US0003M + 1.000%) due 03/16/2022 ~	48,300	48,833
		133,893
Total Corporate Bonds & Notes (Cost $2,718,404)		2,720,996
U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.190% due 09/07/2021 •	10,000	10,006
0.230% due 09/10/2021 •	15,000	15,013
0.260% due 03/09/2022 - 03/11/2022 •	45,000	45,081
0.320% due 05/06/2022 •	35,000	35,095
0.400% due 01/24/2022 •	90,000	90,279
Federal Farm Credit Bank 0.159% due 01/12/2021 •	75,000	75,000
Total U.S. Government Agencies (Cost $270,010)		270,474
SOVEREIGN ISSUES 3.5%
Agence Francaise de Developpement EPIC
0.345% (US0003M + 0.120%) due 06/07/2021 ~	4,000	4,002
2.750% due 03/22/2021	5,000	5,030
BNG Bank NV
1.625% due 04/19/2021	15,000	15,062
2.625% due 01/15/2021	10,000	10,007
3.125% due 11/08/2021	3,000	3,077
Caisse d'Amortissement de la Dette Sociale 2.375% due 01/29/2021	600	601
Japan Bank for International Cooperation 1.500% due 07/21/2021	4,300	4,330
Japan Finance Organization for Municipalities 2.000% due 04/21/2022	5,000	5,108
Kommunalbanken A/S
0.277% (US0003M + 0.040%) due 04/15/2021 ~	10,000	10,001
0.285% (US0003M + 0.080%) due 02/24/2022 ~	34,100	34,132
0.356% (US0003M + 0.130%) due 09/08/2021 ~	1,500	1,501
2.250% due 01/25/2022	7,200	7,357
2.875% due 06/14/2021	21,000	21,248
Kommunekredit 2.500% due 04/14/2022	7,000	7,203
Kommuninvest Sverige AB
0.125% due 07/20/2022	54,200	54,157
2.875% due 03/01/2021	25,000	25,106
Kuntarahoitus Oyj 0.272% (US0003M + 0.050%) due 02/17/2021 ~	36,502	36,506
Nederlandse Waterschapsbank NV
0.287% (US0003M + 0.070%) due 12/15/2021 ~	45,000	45,026
1.500% due 08/27/2021	53,000	53,442
2.125% due 11/15/2021	2,200	2,236
Province of Alberta 2.200% due 07/26/2022	25,000	25,766
State of North Rhine-Westphalia
0.343% (US0003M + 0.110%) due 08/27/2021 ~	5,000	5,003
0.402% (US0003M + 0.180%) due 10/28/2021 ~	48,200	48,255
Total Sovereign Issues (Cost $424,011)		424,156
SHORT-TERM INSTRUMENTS 97.1%
CERTIFICATES OF DEPOSIT 0.2%
Credit Suisse AG 0.420% (SOFRRATE + 0.330%) due 01/15/2021 ~	2,000	2,000
Goldman Sachs Bank USA 0.517% due 02/26/2021 •	25,000	25,015
		27,015
COMMERCIAL PAPER 0.2%
General Motors Financial Co., Inc. 0.790% due 01/11/2021	21,000	20,997
REPURCHASE AGREEMENTS (d) 84.9%		10,286,775
SHORT-TERM NOTES 0.5%
AbbVie, Inc. 0.563% (US0003M + 0.350%) due 05/21/2021 ~	38,200	38,238

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

Broadcom, Inc. 3.125% due 04/15/2021	16,920	17,018
		55,256
U.S. TREASURY BILLS 10.2%
0.123% due 01/19/2021 - 04/29/2021 (b)(c)	1,235,400	1,235,291
U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.118% due 02/18/2021 - 03/23/2021 (a)(b)(c)(e)	138,100	138,087
Total Short-Term Instruments (Cost $11,763,075)		11,763,421
Total Investments in Securities (Cost $15,175,500)		15,179,047
Total Investments 125.3% (Cost $15,175,500)		$15,179,047
Other Assets and Liabilities, net (25.3)%		(3,065,486)
Net Assets 100.0%		$12,113,561

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.100%	01/04/2021	01/05/2021	$150,000	U.S. Treasury Bonds 3.000% due 02/15/2047	$(153,001)	$150,000	$150,000
BOS	0.040	12/31/2020	01/04/2021	20,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(20,407)	20,000	20,000
	0.100	12/28/2020	01/04/2021	100,000	U.S. Treasury Bonds 2.875% due 11/15/2046	(102,236)	100,000	100,002
	0.100	12/31/2020	01/04/2021	300,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(306,873)	300,000	300,003
	0.100	01/04/2021	01/05/2021	106,600	U.S. Treasury Bonds 1.125% due 08/15/2040	(108,702)	106,600	106,600
BSN	0.060	12/31/2020	01/04/2021	107,500	U.S. Treasury Notes 1.875% due 07/31/2026	(109,758)	107,500	107,501
DEU	0.110	12/07/2020	01/04/2021	90,000	U.S. Treasury Inflation Protected Securities 0.375% - 0.750% due 07/15/2027 - 02/15/2042	(93,737)	90,000	90,008
	0.110	12/08/2020	01/04/2021	125,000	U.S. Treasury Inflation Protected Securities 0.250% - 0.500% due 04/15/2024 - 01/15/2025	(128,484)	125,000	125,010
	0.110	12/31/2020	01/04/2021	11,700	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(12,037)	11,700	11,700
FICC	0.000	12/31/2020	01/04/2021	8,475	U.S. Treasury Bills 0.000% due 12/30/2021	(8,645)	8,475	8,475
IND	0.090	12/31/2020	01/04/2021	116,000	U.S. Treasury Bonds 2.000% due 02/15/2050	(118,584)	116,000	116,001
JPS	0.100	12/08/2020	01/06/2021	150,000	U.S. Treasury Notes 0.125% - 2.500% due 04/30/2022 - 05/15/2024	(154,216)	150,000	150,011
	0.110	12/07/2020	01/04/2021	370,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026 - 01/15/2030	(382,381)	370,000	370,032
	0.110	12/31/2020	01/04/2021	300,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(306,888)	300,000	300,004
	0.120	12/31/2020	01/04/2021	138,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(141,418)	138,300	138,302
MBC	0.110	12/31/2020	01/07/2021	150,000	U.S. Treasury Bonds 2.250% due 08/15/2049	(154,849)	150,000	150,002
	0.120	12/30/2020	01/06/2021	100,000	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(103,105)	100,000	100,002
	0.130	12/08/2020	01/08/2021	430,000	U.S. Treasury Bills 0.000% due 01/28/2021	(442,885)	430,000	430,042
	0.130	12/09/2020	01/08/2021	250,000	U.S. Treasury Floating Rate Note 0.150% - 0.209% due 04/30/2022 - 07/31/2022	(258,080)	250,000	250,024
MSR	0.100	01/04/2021	01/05/2021	3,000,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021 - 01/15/2022	(3,058,882)	3,000,000	3,000,000
	0.120	12/31/2020	01/04/2021	3,000,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021 - 01/15/2022	(3,058,882)	3,000,000	3,000,040
NXN	0.080	12/31/2020	01/04/2021	500,000	U.S. Treasury Notes 0.500% - 0.625% due 10/31/2027 - 12/31/2027	(510,482)	500,000	500,004
RDR	0.070	12/31/2020	01/04/2021	300,000	U.S. Treasury Notes 0.250% - 2.625% due 05/15/2022 - 05/15/2029	(306,546)	300,000	300,002
SAL	0.070	12/31/2020	01/04/2021	19,000	U.S. Treasury Notes 0.125% due 12/31/2022	(19,387)	19,000	19,000
	0.080	12/31/2020	01/04/2021	136,800	U.S. Treasury Bonds 2.500% due 02/15/2045	(140,589)	136,800	136,801
	0.110	12/07/2020	01/04/2021	110,000	U.S. Treasury Notes 1.625% due 11/15/2022	(112,348)	110,000	110,009
SGY	0.090	12/31/2020	01/04/2021	197,400	U.S. Treasury Floating Rate Note 0.209% due 04/30/2022	(201,482)	197,400	197,402
Total Repurchase Agreements						$(10,514,884)	$10,286,775	$10,286,977
(e)	Securities with an aggregate market value of $3,891 and cash of $10,798 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,098,766	$0	$2,098,766
Industrials	0	488,337	0	488,337
Utilities	0	133,893	0	133,893
U.S. Government Agencies	0	270,474	0	270,474
Sovereign Issues	0	424,156	0	424,156
Short-Term Instruments
Certificates of Deposit	0	27,015	0	27,015
Commercial Paper	0	20,997	0	20,997
Repurchase Agreements	0	10,286,775	0	10,286,775
Short-Term Notes	0	55,256	0	55,256
U.S. Treasury Bills	0	1,235,291	0	1,235,291
U.S. Treasury Cash Management Bills	0	138,087	0	138,087
Total Investments	$0	$15,179,047	$0	$15,179,047

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.3% ¤
CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 15.3%
ABN AMRO Bank NV
0.628% (US0003M + 0.410%) due 01/19/2021 ~		$10,200	$10,202
0.803% (US0003M + 0.570%) due 08/27/2021 ~		25,400	25,499
2.650% due 01/19/2021		3,101	3,104
3.400% due 08/27/2021		4,000	4,081
African Development Bank 0.227% (US0003M + 0.010%) due 12/15/2021 ~		143,000	142,984
AIG Global Funding 3.350% due 06/25/2021		19,450	19,736
Allstate Corp. 0.681% (US0003M + 0.430%) due 03/29/2021 ~		3,217	3,220
American Express Co.
0.825% (US0003M + 0.600%) due 11/05/2021 ~		10,600	10,644
0.844% (US0003M + 0.620%) due 05/20/2022 ~		4,262	4,290
3.700% due 11/05/2021		10,600	10,872
American Honda Finance Corp.
0.571% (US0003M + 0.350%) due 06/11/2021 ~		49,200	49,265
0.700% (US0003M + 0.470%) due 01/08/2021 ~		39,500	39,502
3.150% due 01/08/2021		8,500	8,503
American International Group, Inc. 3.300% due 03/01/2021		900	902
Asian Development Bank
0.227% (US0003M + 0.010%) due 12/15/2021 ~		108,000	108,003
0.269% (US0003M + 0.050%) due 03/16/2021 ~		28,000	28,003
0.409% (US0003M + 0.190%) due 06/16/2021 ~		69,500	69,558
Bank of America Corp.
1.389% (US0003M + 1.180%) due 10/21/2022 ~		3,435	3,463
3.499% due 05/17/2022 •		2,300	2,327
5.700% due 01/24/2022		2,000	2,114
5.875% due 01/05/2021		7,200	7,200
Banque Federative du Credit Mutuel S.A. 2.500% due 04/13/2021		8,000	8,050
Barclays PLC
3.200% due 08/10/2021		24,385	24,791
3.250% due 01/12/2021		37,730	37,751
BBVA USA 0.951% (US0003M + 0.730%) due 06/11/2021 ~		11,000	11,025
BNG Bank NV 1.875% due 01/14/2021	EUR	100,000	122,179
BNZ International Funding Ltd. 2.100% due 09/14/2021		$2,500	2,535
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021		28,050	28,443
Caterpillar Financial Services Corp.
0.414% (US0003M + 0.200%) due 11/12/2021 ~		28,800	28,844
0.526% (US0003M + 0.300%) due 03/08/2021 ~		24,400	24,412
0.612% (US0003M + 0.390%) due 05/17/2021 ~		28,800	28,839
Citibank N.A.
0.779% (US0003M + 0.570%) due 07/23/2021 ~		12,467	12,504
0.824% (US0003M + 0.600%) due 05/20/2022 ~		21,350	21,391
Citigroup, Inc.
1.296% (US0003M + 1.070%) due 12/08/2021 ~		10,635	10,716
1.404% (US0003M + 1.190%) due 08/02/2021 ~		27,600	27,781
1.620% (US0003M + 1.380%) due 03/30/2021 ~		55,800	55,978
2.350% due 08/02/2021		5,500	5,565
2.700% due 03/30/2021		300	302
4.500% due 01/14/2022		10,140	10,574
CNH Industrial Capital LLC 3.875% due 10/15/2021		700	717
Cooperatieve Rabobank UA
2.500% due 01/19/2021		6,300	6,305
3.125% due 04/26/2021		400	404
Credit Suisse AG
0.536% (SOFRRATE + 0.450%) due 02/04/2022 ~		48,200	48,293
2.100% due 11/12/2021		9,000	9,140
3.000% due 10/29/2021		2,800	2,862
Credit Suisse Group Funding Guernsey Ltd.
2.508% (US0003M + 2.290%) due 04/16/2021 ~		129,064	129,892
3.450% due 04/16/2021		22,300	22,505

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

Danske Bank A/S
2.000% due 09/08/2021		13,218	13,369
2.800% due 03/10/2021		28,576	28,700
Dexia Credit Local S.A. 2.500% due 01/25/2021		87,473	87,584
European Investment Bank
0.377% (SOFRRATE + 0.290%) due 06/10/2022 ~		42,000	42,072
0.404% (SOFRRATE + 0.320%) due 10/08/2021 ~		8,594	8,604
3.625% due 01/15/2021	EUR	132,000	161,369
General Motors Financial Co., Inc.
3.200% due 07/06/2021		$6,600	6,672
3.550% due 04/09/2021		1,537	1,549
4.200% due 03/01/2021		62,421	62,575
Goldman Sachs Group, Inc.
0.994% (US0003M + 0.780%) due 10/31/2022 ~		25,000	25,104
1.575% (US0003M + 1.360%) due 04/23/2021 ~		23,352	23,419
1.977% (US0003M + 1.770%) due 02/25/2021 ~		36,590	36,679
3.550% due 02/12/2021 (e)	CAD	8,513	6,706
5.250% due 07/27/2021		$6,450	6,632
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		12,300	12,303
HSBC Bank PLC 4.750% due 01/19/2021		4,400	4,407
HSH Portfoliomanagement AoeR 0.561% (US0003M + 0.330%) due 11/19/2021 ~		2,400	2,406
IBM Credit LLC 0.385% (US0003M + 0.160%) due 02/05/2021 ~		5,160	5,161
ING Bank NV 1.101% (US0003M + 0.880%) due 08/15/2021 ~		1,800	1,809
International Bank for Reconstruction & Development
0.251% (US0003M) due 06/25/2021 ~		26,200	26,196
0.288% (US0003M + 0.050%) due 07/02/2021 ~		22,600	22,604
2.200% due 01/18/2022	CAD	22,500	18,042
Jackson National Life Global Funding
2.100% due 10/25/2021		$2,300	2,334
3.300% due 06/11/2021		1,200	1,216
John Deere Capital Corp. 0.710% (US0003M + 0.490%) due 06/13/2022 ~		10,200	10,268
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.371% (US0003M + 0.120%) due 09/27/2021 ~		72,060	72,118
1.375% due 07/21/2021		6,885	6,929
2.375% due 04/16/2021		7,000	7,044
Lloyds Bank PLC
0.703% (US0003M + 0.490%) due 05/07/2021 ~		2,400	2,404
3.300% due 05/07/2021		500	505
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		73,443	73,689
Metropolitan Life Global Funding
0.590% (SOFRRATE + 0.500%) due 05/28/2021 ~		43,542	43,616
3.450% due 10/09/2021		7,000	7,168
Mitsubishi UFJ Financial Group, Inc.
0.865% (US0003M + 0.650%) due 07/26/2021 ~		18,400	18,458
1.005% (US0003M + 0.790%) due 07/25/2022 ~		48,500	48,910
1.125% (US0003M + 0.920%) due 02/22/2022 ~		12,400	12,505
1.280% (US0003M + 1.060%) due 09/13/2021 ~		47,097	47,415
2.190% due 09/13/2021		5,410	5,481
2.623% due 07/18/2022		1,000	1,034
2.665% due 07/25/2022		3,900	4,037
2.950% due 03/01/2021		3,437	3,451
2.998% due 02/22/2022		2,500	2,575
3.218% due 03/07/2022		6,000	6,205
3.535% due 07/26/2021		2,600	2,648
Mizuho Financial Group, Inc.
1.101% (US0003M + 0.880%) due 09/11/2022 ~		37,593	38,022
1.164% (US0003M + 0.940%) due 02/28/2022 ~		77,214	77,902
1.360% (US0003M + 1.140%) due 09/13/2021 ~		63,536	64,009
1.704% (US0003M + 1.480%) due 04/12/2021 ~		16,900	16,965
Morgan Stanley
1.146% (US0003M + 0.930%) due 07/22/2022 ~		78,600	78,942
1.398% (US0003M + 1.180%) due 01/20/2022 ~		113,784	113,842
2.625% due 11/17/2021		3,100	3,162
2.750% due 05/19/2022		300	310
5.500% due 07/28/2021		1,000	1,029
5.750% due 01/25/2021		200	201
MUFG Bank Ltd. 2.850% due 09/08/2021		4,700	4,781
New York Life Global Funding
0.502% (US0003M + 0.280%) due 01/28/2021 ~		13,500	13,502
0.664% (US0003M + 0.440%) due 07/12/2022 ~		20,000	20,127
Nordea Bank Abp
1.223% (US0003M + 0.990%) due 05/27/2021 ~		13,200	13,250
2.250% due 05/27/2021		15,500	15,621
Nordic Investment Bank 0.184% (US0003M + -0.030%) due 05/12/2021 ~		6,300	6,300
NRW Bank
0.253% (US0003M + 0.040%) due 02/08/2021 ~		39,000	39,006

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

0.285% (US0003M + 0.060%) due 03/05/2021 ~	75,000	75,011
0.334% (US0003M + 0.120%) due 02/01/2022 ~	1,600	1,602
NTT Finance Corp. 1.900% due 07/21/2021	15,965	16,084
PNC Bank N.A. 2.232% due 07/22/2022 •	1,000	1,011
Protective Life Global Funding 0.771% (US0003M + 0.520%) due 06/28/2021 ~	3,200	3,208
Santander Holdings USA, Inc. 4.450% due 12/03/2021	10,236	10,571
Santander UK Group Holdings PLC
2.875% due 08/05/2021	128,627	130,478
3.125% due 01/08/2021	11,745	11,748
Santander UK PLC
0.845% (US0003M + 0.620%) due 06/01/2021 ~	15,100	15,135
3.400% due 06/01/2021	12,500	12,658
3.750% due 11/15/2021	12,700	13,073
Skandinaviska Enskilda Banken AB
0.652% (US0003M + 0.430%) due 05/17/2021 ~	15,900	15,925
3.250% due 05/17/2021	14,500	14,663
Sumitomo Mitsui Financial Group, Inc.
1.004% (US0003M + 0.780%) due 07/12/2022 ~	21,000	21,168
1.339% (US0003M + 1.110%) due 07/14/2021 ~	36,062	36,263
1.358% (US0003M + 1.140%) due 10/19/2021 ~	11,600	11,697
1.910% (US0003M + 1.680%) due 03/09/2021 ~	29,200	29,283
2.058% due 07/14/2021	5,100	5,147
2.442% due 10/19/2021	7,900	8,031
2.784% due 07/12/2022	20,300	21,052
Svensk Exportkredit AB
0.340% (US0003M + 0.120%) due 12/13/2021 ~	44,000	44,044
1.625% due 01/14/2022	27,000	27,406
2.375% due 04/09/2021	2,700	2,716
Svenska Handelsbanken AB
1.390% (US0003M + 1.150%) due 03/30/2021 ~	16,600	16,643
2.450% due 03/30/2021	8,000	8,043
Synchrony Bank 3.650% due 05/24/2021	14,250	14,392
Toronto-Dominion Bank
0.499% (US0003M + 0.270%) due 03/17/2021 ~	20,500	20,512
2.125% due 04/07/2021	1,100	1,105
3.350% due 10/22/2021	6,000	6,147
Toyota Motor Credit Corp.
0.320% (SOFRRATE + 0.230%) due 12/13/2021 ~	64,000	64,040
0.346% (US0003M + 0.125%) due 08/13/2021 ~	4,443	4,445
0.390% (SOFRRATE + 0.300%) due 06/13/2022 ~	35,000	35,018
0.770% (US0003M + 0.540%) due 01/08/2021 ~	14,300	14,301
3.050% due 01/08/2021	500	500
U.S. Bank N.A. 0.389% (US0003M + 0.180%) due 01/21/2022 ~	41,200	41,243
UBS Group AG
2.004% due 04/14/2021 •	55,350	55,609
3.000% due 04/15/2021	22,500	22,674
USAA Capital Corp. 2.625% due 06/01/2021	4,400	4,442
Wells Fargo & Co.
1.144% (US0003M + 0.930%) due 02/11/2022 ~	99,639	99,725
1.240% (US0003M + 1.025%) due 07/26/2021 ~	450	452
1.571% (US0003M + 1.340%) due 03/04/2021 ~	10,306	10,329
2.100% due 07/26/2021	3,000	3,030
2.500% due 03/04/2021	20,500	20,570
Wells Fargo Bank N.A.
0.726% (US0003M + 0.510%) due 10/22/2021 ~	52,762	52,924
0.853% (US0003M + 0.620%) due 05/27/2022 ~	7,400	7,416
2.897% due 05/27/2022 •	9,150	9,243
3.625% due 10/22/2021	6,650	6,809
		3,773,799
INDUSTRIALS 3.6%
AbbVie, Inc.
2.150% due 11/19/2021	25,000	25,406
2.300% due 05/14/2021	2,330	2,343
Altria Group, Inc. 3.490% due 02/14/2022	600	621
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	18,060	18,098
2.750% due 07/15/2021	16,569	16,777
3.500% due 06/25/2021	41,250	41,753
3.500% due 06/25/2021	400	405
BMW U.S. Capital LLC
0.714% (US0003M + 0.500%) due 08/13/2021 ~	9,954	9,978
1.850% due 09/15/2021	425	429
3.100% due 04/12/2021	7,948	8,005
3.400% due 08/13/2021	7,900	8,049
Boston Scientific Corp. 3.375% due 05/15/2022	100	104

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

Bristol-Myers Squibb Co. 0.601% (US0003M + 0.380%) due 05/16/2022 ~		200	201
Campbell Soup Co.
0.847% (US0003M + 0.630%) due 03/15/2021 ~		4,412	4,416
3.300% due 03/15/2021		3,500	3,521
Central Nippon Expressway Co. Ltd.
0.030% due 09/17/2021	JPY	1,000,000	9,682
0.309% due 12/20/2021		300,000	2,913
1.057% due 12/20/2021		600,000	5,867
2.241% due 02/16/2021		$10,300	10,323
Chevron Corp. 1.171% (US0003M + 0.950%) due 05/16/2021 ~		15,400	15,451
Cigna Corp. 0.879% (US0003M + 0.650%) due 09/17/2021 ~		27,692	27,696
CVS Health Corp.
0.950% (US0003M + 0.720%) due 03/09/2021 ~		43,600	43,652
2.125% due 06/01/2021		800	805
3.350% due 03/09/2021		778	782
Daimler Finance North America LLC
0.644% (US0003M + 0.430%) due 02/12/2021 ~		51,375	51,393
0.663% (US0003M + 0.450%) due 02/22/2021 ~		19,260	19,270
0.770% (US0003M + 0.550%) due 05/04/2021 ~		69,988	70,090
1.121% (US0003M + 0.900%) due 02/15/2022 ~		400	403
2.000% due 07/06/2021		3,000	3,024
2.200% due 10/30/2021		5,500	5,578
2.300% due 02/12/2021		6,500	6,513
2.875% due 03/10/2021		1,575	1,582
3.000% due 02/22/2021		5,000	5,017
3.350% due 05/04/2021		1,300	1,313
3.400% due 02/22/2022		33,440	34,548
3.750% due 11/05/2021		3,015	3,099
3.875% due 09/15/2021		150	154
Danone S.A. 2.077% due 11/02/2021		10,720	10,854
East Nippon Expressway Co. Ltd.
0.030% due 06/18/2021	JPY	3,800,000	36,794
0.030% due 12/20/2021		200,000	1,936
Eastern Energy Gas Holdings LLC 0.817% (US0003M + 0.600%) due 06/15/2021 ~		$21,200	21,249
ERAC USA Finance LLC 4.500% due 08/16/2021		4,600	4,718
Fiserv, Inc. 4.750% due 06/15/2021		1,250	1,276
GlaxoSmithKline Capital PLC 0.571% (US0003M + 0.350%) due 05/14/2021 ~		14,100	14,117
International Business Machines Corp. 0.621% (US0003M + 0.400%) due 05/13/2021 ~		46,500	46,569
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021		3,500	3,588
Keurig Dr Pepper, Inc. 3.200% due 11/15/2021		1,894	1,927
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		4,463	4,560
Marriott International, Inc. 0.876% (US0003M + 0.650%) due 03/08/2021 ~		4,600	4,602
McDonald's Corp. 0.652% (US0003M + 0.430%) due 10/28/2021 ~		3,000	3,008
Metropolitan Expressway Co. Ltd. 0.070% due 12/20/2021	JPY	100,000	969
Molson Coors Brewing Co. 2.100% due 07/15/2021		$3,100	3,126
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,000	1,012
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		8,000	8,037
3.650% due 07/29/2021		10,210	10,370
Rogers Communications, Inc. 5.340% due 03/22/2021	CAD	17,552	13,923
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		$1,922	1,947
Starbucks Corp. 1.300% due 05/07/2022		300	304
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		43,070	44,321
Telefonica Emisiones S.A. 5.462% due 02/16/2021		5,436	5,467
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		6,900	6,952
Tyson Foods, Inc. 2.250% due 08/23/2021		2,770	2,797
United Parcel Service, Inc. 0.388% (US0003M + 0.150%) due 04/01/2021 ~		300	300
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		5,187	5,237
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~		12,225	12,315

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

4.000% due 11/12/2021		115,307	118,862
Walt Disney Co. 0.615% (US0003M + 0.390%) due 09/01/2022 ~		16,400	16,484
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		2,500	2,572
3.375% due 11/30/2021		13,200	13,461
			882,915
UTILITIES 0.8%
BP Capital Markets PLC 1.089% (US0003M + 0.870%) due 09/16/2021 ~		500	503
Duke Energy Corp. 0.721% (US0003M + 0.500%) due 05/14/2021 ~		4,000	4,006
NextEra Energy Capital Holdings, Inc.
0.927% (US0003M + 0.720%) due 02/25/2022 ~		56,650	57,067
2.403% due 09/01/2021		1,500	1,521
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		40,200	40,227
Verizon Communications, Inc. 1.219% (US0003M + 1.000%) due 03/16/2022 ~		84,560	85,492
			188,816
Total Corporate Bonds & Notes (Cost $4,841,023)			4,845,530
U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.260% due 03/11/2022 •		20,000	20,036
0.320% due 05/06/2022 •		85,000	85,230
0.400% due 01/24/2022 •		224,000	224,694
Total U.S. Government Agencies (Cost $329,034)			329,960
U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Notes
1.500% due 09/15/2022		1,000,000	1,023,496
1.750% due 06/15/2022 (g)		500,000	511,797
Total U.S. Treasury Obligations (Cost $1,534,361)			1,535,293
SOVEREIGN ISSUES 2.3%
Agence Francaise de Developpement EPIC
0.345% (US0003M + 0.120%) due 06/07/2021 ~		50,000	50,027
2.750% due 03/22/2021		4,800	4,828
Aichi Prefecture 1.006% due 11/30/2021	JPY	1,000,000	9,771
BNG Bank NV 2.625% due 01/15/2021		$5,000	5,003
Caisse d'Amortissement de la Dette Sociale 2.375% due 01/29/2021		3,800	3,806
CDP Financial, Inc. 2.125% due 06/11/2021		6,000	6,049
City of Hamamatsu 1.045% due 11/25/2021	JPY	338,200	3,305
City of Shizuoka Japan 1.045% due 11/25/2021		100,000	977
Development Bank of Japan, Inc.
0.001% due 12/20/2021		200,000	1,936
2.125% due 09/01/2022		$30,000	30,856
Japan Bank for International Cooperation 1.500% due 07/21/2021		5,000	5,034
Japan Expressway Holding and Debt Repayment Agency 1.080% due 12/20/2021	JPY	100,000	978
Japan Finance Corp. 0.001% due 11/08/2021		2,100,000	20,321
Japan Finance Organization for Municipalities
1.025% due 10/28/2021		200,000	1,952
1.034% due 08/27/2021		300,000	2,923
1.178% due 06/28/2021		100,000	973
2.625% due 04/20/2022		$3,600	3,704
Japan Housing Finance Agency 1.122% due 12/20/2021	JPY	400,000	3,911
Japan Railway Construction Transport and Technology Agency 1.050% due 12/20/2021		300,000	2,934
Kommunalbanken A/S
0.277% (US0003M + 0.040%) due 04/15/2021 ~		$32,000	32,004
0.285% (US0003M + 0.080%) due 02/24/2022 ~		68,200	68,265
0.356% (US0003M + 0.130%) due 09/08/2021 ~		7,708	7,715
3.125% due 10/18/2021		7,430	7,600
Korea Development Bank 2.500% due 01/13/2021		200	200
Kuntarahoitus Oyj 0.272% (US0003M + 0.050%) due 02/17/2021 ~		34,000	34,004
Nederlandse Waterschapsbank NV 0.287% (US0003M + 0.070%) due 12/15/2021 ~		111,050	111,113

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

Province of Alberta 2.200% due 07/26/2022		59,800	61,633
Qatar Government International Bond 2.375% due 06/02/2021		800	807
Shizuoka Prefecture 1.045% due 11/25/2021	JPY	200,000	1,955
State of North Rhine-Westphalia
0.263% (US0003M + 0.050%) due 01/29/2021 ~		$45,000	45,004
0.343% (US0003M + 0.110%) due 08/27/2021 ~		1,300	1,301
0.402% (US0003M + 0.180%) due 10/28/2021 ~		26,800	26,831
Tokyo Metropolitan Government 1.020% due 09/17/2021	JPY	500,000	4,876
Total Sovereign Issues (Cost $561,454)			562,596
SHORT-TERM INSTRUMENTS 74.7%
CERTIFICATES OF DEPOSIT 0.2%
Goldman Sachs Bank USA 0.517% due 02/26/2021 •		$50,000	50,029
COMMERCIAL PAPER 0.6%
Royal Bank of Canada
0.235% due 01/11/2021	CAD	40,000	31,406
0.239% due 02/26/2021		56,000	43,959
Toronto-Dominion Bank 0.235% due 01/13/2021		75,000	58,886
			134,251
REPURCHASE AGREEMENTS (f) 35.9%			8,818,113
SHORT-TERM NOTES 0.7%
AbbVie, Inc. 0.563% (US0003M + 0.350%) due 05/21/2021 ~		$72,400	72,472
Bonos de la Tesoreria de la Republica en pesos 0.234% due 01/15/2021 (c)(d)	CLP	66,670,000	93,831
Federal Home Loan Bank 0.250% due 04/20/2021		$5,000	5,003
Gilead Sciences, Inc. 0.379% (US0003M + 0.150%) due 09/17/2021 ~		5,174	5,177
			176,483
BELGIUM TREASURY BILLS 1.0%
(0.825)% due 01/14/2021 (b)(c)	EUR	200,000	244,299
CANADA TREASURY BILLS 0.1%
0.107% due 02/04/2021 (c)(d)	CAD	35,700	28,031
FRANCE TREASURY BILLS 0.5%
(0.837)% due 01/13/2021 - 01/20/2021 (b)(c)	EUR	100,000	122,149
GERMANY TREASURY BILLS 0.5%
(0.831)% due 01/20/2021 (c)(d)		100,000	122,157
JAPAN TREASURY BILLS 16.0%
(0.090)% due 01/18/2021 - 03/22/2021 (b)(c)	JPY	406,300,000	3,934,603
U.S. TREASURY BILLS 17.1%
0.115% due 01/07/2021 - 06/10/2021 (a)(b)(c)(i)		$4,210,154	4,209,748
U.S. TREASURY CASH MANAGEMENT BILLS 2.1%
0.086% due 03/16/2021 - 04/13/2021 (b)(c)(i)		519,087	519,003
Total Short-Term Instruments (Cost $18,294,548)			18,358,866
Total Investments in Securities (Cost $25,560,420)			25,632,245
Total Investments 104.3% (Cost $25,560,420)			$25,632,245
Financial Derivative Instruments (h) (0.2)%(Cost or Premiums, net $0)			(39,264)
Other Assets and Liabilities, net (4.1)%			(1,022,140)
Net Assets 100.0%			$24,570,841

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	3.550%	02/12/2021	11/16/2020	$6,522	$6,706	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.100%	01/04/2021	01/05/2021	$150,000	U.S. Treasury Bonds 4.375% due 05/15/2040	$(152,978)	$150,000	$150,000
U.S. Treasury Notes 2.125% due 05/31/2026	(102,028)
0.120	12/31/2020	01/04/2021	253,000	U.S. Treasury Bonds 2.250% - 3.000% due 02/15/2047 - 08/15/2049	(259,437)	253,000	253,003
U.S. Treasury Notes 1.375% due 08/31/2026	(104,102)
BOS	0.040	12/31/2020	01/04/2021	50,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(51,016)	50,000	50,000
0.100	12/28/2020	01/04/2021	100,000	U.S. Treasury Bonds 2.875% due 11/15/2046	(102,236)	100,000	100,002
0.100	12/31/2020	01/04/2021	93,700	U.S. Treasury Bonds 1.375% due 11/15/2040	(95,847)	93,700	93,701
0.100	01/04/2021	01/05/2021	211,500	U.S. Treasury Bonds 5.000% due 05/15/2037	(215,898)	211,500	211,500
0.110	12/31/2020	01/04/2021	41,000	U.S. Treasury Bonds 1.125% due 08/15/2040	(41,919)	41,000	41,001
BPS	0.090	12/31/2020	01/04/2021	61,700	Ginnie Mae 3.500% due 06/20/2049	(63,952)	61,700	61,701
0.100	01/04/2021	01/05/2021	4,100	U.S. Treasury Bonds 3.125% due 08/15/2044	(4,194)	4,100	4,100
BSN	0.060	12/31/2020	01/04/2021	107,500	U.S. Treasury Notes 0.250% due 05/31/2025	(109,712)	107,500	107,501
DEU	0.100	01/04/2021	01/05/2021	88,500	U.S. Treasury Bonds 2.500% - 2.750% due 05/15/2046 - 08/15/2047	(90,565)	88,500	88,500
0.110	12/07/2020	01/04/2021	160,000	U.S. Treasury Inflation Protected Securities 0.375% - 0.500% due 04/15/2024 - 07/15/2027	(164,992)	160,000	160,014
0.110	12/08/2020	01/04/2021	125,000	U.S. Treasury Inflation Protected Securities 0.125% - 1.125% due 01/15/2021 - 04/15/2025	(128,164)	125,000	125,010
0.110	12/31/2020	01/04/2021	10,000	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(10,288)	10,000	10,000
FICC	0.000	12/31/2020	01/04/2021	10,339	U.S. Treasury Bills 0.000% due 12/30/2021	(10,546)	10,339	10,339
GSC	0.070	12/31/2020	01/04/2021	44,200	Fannie Mae 4.000% due 07/01/2048	(45,578)	44,200	44,200
IND	0.090	12/31/2020	01/04/2021	116,000	U.S. Treasury Bonds 2.000% due 02/15/2050	(118,584)	116,000	116,001
JPS	0.100	12/08/2020	01/06/2021	200,000	U.S. Treasury Notes 0.125% - 2.500% due 04/30/2022 - 05/15/2024	(207,828)	200,000	200,015
0.110	12/07/2020	01/04/2021	630,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.500% due 07/15/2026 - 01/15/2028	(651,917)	630,000	630,054
0.110	12/31/2020	01/04/2021	50,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(51,149)	50,000	50,001
0.120	12/31/2020	01/04/2021	279,500	U.S. Treasury Bonds 3.000% due 11/15/2044	(285,803)	279,500	279,504
0.180	12/31/2020	01/04/2021	25,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(24,654)	25,000	25,001
MBC	0.110	12/31/2020	01/04/2021	1,035,500	U.S. Treasury Bills 0.000% due 01/07/2021	(74,975)	1,035,500	1,035,513
U.S. Treasury Notes 0.625% - 2.250% due 05/31/2022 - 05/15/2030	(993,230)
0.110	12/31/2020	01/07/2021	200,000	U.S. Treasury Bonds 1.625% due 11/15/2050	(34,077)	200,000	200,002
U.S. Treasury Notes 1.625% - 2.625% due 07/15/2021 - 02/15/2027	(172,420)
0.120	12/30/2020	01/06/2021	200,000	U.S. Treasury Inflation Protected Securities 1.125% - 3.875% due 01/15/2021 - 04/15/2029	(206,234)	200,000	200,003
0.130	12/08/2020	01/08/2021	570,000	U.S. Treasury Bonds 2.250% - 4.375% due 11/15/2039 - 11/15/2049	(82,242)	570,000	570,056
U.S. Treasury Notes 0.250% - 2.875% due 08/15/2021 - 07/31/2025	(507,232)
0.130	12/09/2020	01/08/2021	250,000	U.S. Treasury Bonds 4.375% due 05/15/2040	(76,079)	250,000	250,023
U.S. Treasury Floating Rate Note 0.209% due 04/30/2022	(42,201)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

U.S. Treasury Notes 0.125% - 2.000% due 04/30/2022 - 10/31/2022	(139,568)
MSR	0.100	12/31/2020	01/04/2021	850,000	U.S. Treasury Notes 0.125% - 2.250% due 12/15/2023 - 01/31/2025	(866,662)	850,000	850,009
0.100	01/04/2021	01/05/2021	500,000	U.S. Treasury Bills 0.000% due 06/17/2021	(119,960)	500,000	500,000
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(87,495)
U.S. Treasury Notes 2.125% - 2.875% due 11/30/2023 - 08/31/2025	(302,772)
0.120	12/31/2020	01/04/2021	500,000	U.S. Treasury Bills 0.000% due 06/17/2021	(119,960)	500,000	500,007
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(87,495)
U.S. Treasury Notes 2.125% - 2.875% due 11/30/2023 - 08/31/2025	(302,868)
NXN	0.080	12/31/2020	01/04/2021	400,000	U.S. Treasury Notes 0.500% due 10/31/2027	(407,824)	400,000	400,004
RBC	0.010	12/31/2020	01/06/2021	CAD	500,000	Province of Quebec 3.500% due 12/01/2048	(411,019)	392,603	392,603
RDR	0.070	12/31/2020	01/04/2021	$250,600	U.S. Treasury Notes 0.500% - 2.875% due 10/31/2021 - 10/31/2027	(255,938)	250,600	250,602
SAL	0.080	12/31/2020	01/04/2021	139,400	U.S. Treasury Bonds 2.500% due 02/15/2045	(143,261)	139,400	139,401
0.110	12/07/2020	01/04/2021	190,000	U.S. Treasury Notes 1.625% due 11/15/2022	(194,055)	190,000	190,016
SGY	0.090	12/31/2020	01/04/2021	197,400	U.S. Treasury Floating Rate Note 0.209% due 04/30/2022	(102,067)	197,400	197,402
U.S. Treasury Notes 2.000% due 02/15/2023	(99,364)
SSB	0.000	12/31/2020	01/04/2021	14,271	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(14,556)	14,271	14,271
TDM	0.090	12/31/2020	01/04/2021	115,300	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2046	(5,326)	115,300	115,301
U.S. Treasury Notes 2.000% due 11/30/2022	(112,617)
Total Repurchase Agreements	$(9,054,884)	$8,818,113	$8,818,362
(g)	Securities with an aggregate market value of $21,551 and cash of $7,772 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	67,077,283	$648,233	$0	$(1,384)
02/2021	CAD	8,659	6,607	0	(193)
02/2021	$1,356	GBP	1,027	48	0
BPS	01/2021	EUR	136,871	$167,871	700	0
06/2021	JPY	1,500,000	14,421	0	(132)
08/2021	300,000	2,886	0	(27)
09/2021	1,500,000	14,298	0	(272)
11/2021	2,100,000	20,226	0	(190)
12/2021	2,200,000	21,175	0	(229)
BRC	02/2021	60,513,742	579,048	0	(7,139)
03/2021	42,418,390	408,628	0	(2,469)
BSH	01/2021	CLP	66,666,532	81,522	0	(12,295)
CBK	01/2021	EUR	101,936	125,042	541	0
02/2021	CAD	23,149	18,110	0	(69)
02/2021	EUR	744	883	0	(26)
GLM	01/2021	$4,866	JPY	503,616	11	0
02/2021	JPY	106,003,616	$1,023,899	0	(3,020)
06/2021	2,400,000	23,117	0	(169)
11/2021	1,000,000	9,548	0	(178)
HUS	01/2021	CAD	75,000	58,912	19	0
01/2021	JPY	67,652,770	647,935	0	(7,255)
02/2021	CAD	58,147	44,726	0	(939)
03/2021	JPY	51,411,610	495,121	0	(3,133)
MYI	02/2021	$10,598	CAD	13,825	259	0
11/2021	JPY	638,200	$6,140	0	(66)
RBC	01/2021	EUR	400,338	485,565	0	(3,415)
02/2021	CAD	8,500	6,663	0	(13)
02/2021	$1,595	CAD	2,080	39	0
SCX	01/2021	CAD	40,000	$31,332	0	(78)
02/2021	$1,003	AUD	1,331	22	0
SSB	01/2021	CAD	535,700	$420,205	0	(437)
01/2021	JPY	12,060,000	116,400	0	(397)
02/2021	CAD	1,500	1,142	0	(36)
TOR	01/2021	JPY	183,563	1,760	0	(18)
UAG	03/2021	CAD	17,552	13,182	0	(603)
10/2021	JPY	200,000	1,906	0	(38)
Total Forward Foreign Currency Contracts	$1,639	$(44,220)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.140%	Maturity	01/04/2021	$1,000,000	$0	$(901)	$0	$(901)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.120%	Maturity	01/07/2021	500,000	0	4,218	4,218	0
Total Swap Agreements								$0	$3,317	$4,218	$(901)
(i)

Securities with an aggregate market value of $45,496 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,773,799	$0		$3,773,799
Industrials						0	882,915	0		882,915
Utilities						0	188,816	0		188,816
U.S. Government Agencies						0	329,960	0		329,960
U.S. Treasury Obligations						0	1,535,293	0		1,535,293
Sovereign Issues						0	562,596	0		562,596
Short-Term Instruments
Certificates of Deposit						0	50,029	0		50,029
Commercial Paper						0	134,251	0		134,251
Repurchase Agreements						0	8,818,113	0		8,818,113
Short-Term Notes						0	176,483	0		176,483
Belgium Treasury Bills						0	244,299	0		244,299
Canada Treasury Bills						0	28,031	0		28,031
France Treasury Bills						0	122,149	0		122,149
Germany Treasury Bills						0	122,157	0		122,157
Japan Treasury Bills						0	3,934,603	0		3,934,603
U.S. Treasury Bills						0	4,209,748	0		4,209,748
U.S. Treasury Cash Management Bills						0	519,003	0		519,003
Total Investments						$0	$25,632,245	$0		$25,632,245
Financial Derivative Instruments - Assets
Over the counter						$0	$5,857	$0		$5,857
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(45,121)	$0		$(45,121)
Total Financial Derivative Instruments						$0	$(39,264)	$0		$(39,264)
Totals						$0	$25,592,981	$0		$25,592,981

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$24
INDUSTRIALS 0.1%
UAL Pass-Through Trust 6.636% due 01/02/2024	533	538
Total Corporate Bonds & Notes (Cost $1,577)		562
U.S. GOVERNMENT AGENCIES 46.9%
Fannie Mae
0.210% due 12/25/2036 •	63	63
0.268% due 03/25/2034 •	33	33
0.348% due 05/25/2035 •	8	8
0.448% due 01/25/2034 •	13	13
0.498% due 05/25/2042 •	16	16
0.500% due 09/25/2042 •	152	153
0.548% due 06/25/2029 - 06/25/2032 •	17	17
0.548% due 03/25/2033 - 12/25/2033 •	17	17
0.550% due 03/25/2022 •	1	1
0.558% due 05/18/2032 •	31	31
0.586% due 09/17/2027 •	20	20
0.588% due 05/25/2036 •	7	7
0.598% due 10/25/2030 •	17	18
0.608% due 10/18/2030 •	25	25
0.648% due 08/25/2031 - 01/25/2033 •	42	42
0.658% due 11/18/2030 •	24	24
0.698% due 12/25/2030 •	17	18
0.750% due 12/25/2023 •	52	52
0.798% due 10/25/2022 - 11/25/2031 •	32	32
0.848% due 04/25/2032 •	25	25
0.850% due 09/25/2022 •	1	1
0.898% due 05/25/2022 •	8	8
1.148% due 12/25/2023 - 04/25/2032 •	75	76
1.298% due 04/25/2023 - 10/25/2023 •	19	20
1.348% due 05/25/2022 - 01/25/2024 •	27	28
1.401% due 03/25/2027 ~	11	11
1.563% due 05/01/2034 •	7	7
1.566% due 03/25/2027 ~	19	19
1.611% due 10/01/2034 •	42	43
1.625% due 11/01/2036 •	143	144
1.661% due 08/01/2028 •	100	100
1.685% due 05/01/2035 •	34	35
1.703% due 04/25/2023 •	2	2
1.715% due 05/01/2034 •	81	82
1.750% due 10/01/2024 •	1	1
1.773% due 07/01/2027 - 11/01/2040 •	20	20
1.790% due 05/01/2032 •	22	22
1.802% due 12/01/2034 •	8	8
1.875% due 09/01/2033 •	74	75
1.891% due 06/01/2035 •	39	39
1.900% due 06/01/2033 - 09/01/2033 •	150	151
1.903% due 07/01/2022 - 08/01/2032 •	3	3
1.944% due 07/01/2042 - 07/01/2044 •	312	316
1.945% due 02/01/2037 •	23	24
1.950% due 01/01/2033 •	3	3
1.955% due 01/01/2035 •	38	39
1.965% due 10/01/2032 •	36	36
1.994% due 11/01/2032 - 09/01/2041 •	22	22
2.011% due 02/01/2035 •	22	23
2.048% due 04/01/2028 •	25	25
2.049% due 11/01/2034 •	44	44
2.083% due 12/01/2036 •	62	65
2.094% due 01/01/2035 •	13	14
2.114% due 01/01/2035 •	2	2
2.125% due 10/01/2034 •	11	11
2.130% due 07/01/2034 •	79	82
2.144% due 09/01/2040 •	3	3
2.152% due 07/01/2035 •	10	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.155% due 08/01/2033 •	1	1
2.160% due 02/01/2035 •	15	15
2.163% due 04/01/2033 - 11/01/2033 •	84	84
2.174% due 07/01/2034 •	82	85
2.175% due 11/01/2034 •	17	18
2.188% due 07/01/2033 •	189	188
2.195% due 11/01/2033 •	107	107
2.199% due 11/01/2034 •	8	8
2.200% due 11/01/2047 •	116	116
2.202% due 07/01/2035 •	8	9
2.203% due 09/01/2033 •	2	2
2.218% due 10/01/2032 •	14	14
2.254% due 11/01/2033 •	113	119
2.255% due 10/01/2033 •	26	26
2.272% due 08/01/2035 •	72	73
2.278% due 09/01/2033 - 09/01/2034 •	43	43
2.280% due 07/01/2035 •	138	139
2.285% due 07/01/2034 •	26	26
2.286% due 07/01/2033 •	35	35
2.290% due 12/01/2032 •	16	16
2.293% due 12/01/2033 •	13	13
2.311% due 11/01/2033 •	93	93
2.330% due 10/01/2033 •	106	108
2.337% due 11/01/2031 •	18	18
2.365% due 12/01/2035 •	197	198
2.366% due 12/01/2036 •	5	5
2.379% due 12/01/2035 •	10	11
2.393% due 11/01/2033 - 03/01/2034 •	251	252
2.400% due 05/01/2030 - 11/01/2032 •	24	24
2.418% due 07/01/2035 •	1	1
2.435% due 07/01/2037 •	39	39
2.455% due 09/01/2033 •	7	7
2.470% due 07/01/2035 •	7	7
2.483% due 11/01/2026 •	37	37
2.485% due 09/01/2036 •	1	1
2.493% due 09/01/2029 •	38	38
2.500% due 01/01/2033 - 10/01/2035 •	15	15
2.504% due 11/01/2035 •	19	20
2.518% due 09/01/2035 •	67	67
2.520% due 07/01/2033 •	34	34
2.578% due 12/01/2032 •	83	84
2.580% due 08/01/2033 •	9	9
2.598% due 07/01/2035 •	16	17
2.600% due 11/01/2035 •	9	9
2.619% due 01/01/2035 •	18	19
2.625% due 06/01/2034 •	4	4
2.633% due 12/01/2030 •	2	2
2.633% due 06/01/2035 •	10	11
2.634% due 07/01/2037 •	46	48
2.639% due 08/01/2035 •	21	22
2.641% due 06/01/2030 •	1	1
2.661% due 11/01/2035 •	23	23
2.690% due 08/01/2037 •	325	326
2.700% due 06/01/2030 •	2	2
2.720% due 06/01/2034 •	96	97
2.725% due 09/01/2035 •	33	33
2.737% due 11/01/2034 •	2	2
2.797% due 02/01/2034 •	111	112
2.830% due 06/01/2036 •	7	7
2.832% due 12/01/2034 •	32	33
2.838% due 07/01/2033 •	3	3
2.860% due 04/01/2040 •	153	160
2.865% due 05/01/2033 •	6	6
2.876% due 02/01/2034 •	27	29
2.880% due 11/01/2034 •	7	7
2.975% due 01/01/2036 •	1	2
2.984% due 01/01/2033 •	4	4
3.001% due 05/01/2036 •	35	37
3.020% due 08/01/2033 •	94	94
3.026% due 04/01/2037 •	1	1
3.042% due 10/01/2035 •	46	46
3.050% due 09/01/2035 •	61	65
3.109% due 04/01/2034 •	16	16
3.151% due 02/01/2036 •	35	35
3.222% due 05/01/2036 •	44	46
3.307% due 05/01/2036 •	62	65
3.316% due 02/01/2035 •	5	5
3.329% due 03/01/2033 •	16	16
3.341% due 06/01/2037 •	13	13
3.359% due 04/01/2033 •	1	1
3.376% due 10/01/2033 •	13	13
3.379% due 02/01/2032 •	7	7
3.381% due 01/01/2036 •	143	151
3.385% due 02/01/2035 •	11	11
3.400% due 11/01/2022 •	1	1
3.402% due 05/01/2033 •	26	26

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

3.416% due 04/01/2035 •	5	5
3.429% due 03/01/2035 •	59	59
3.445% due 04/01/2034 •	20	20
3.464% due 02/01/2035 •	16	17
3.495% due 02/01/2035 •	82	82
3.503% due 04/01/2033 •	8	8
3.511% due 07/01/2029 •	8	8
3.557% due 01/01/2037 •	2	2
3.569% due 04/01/2035 •	90	91
3.575% due 04/01/2035 •	13	14
3.600% due 01/01/2033 •	8	8
3.610% due 03/01/2033 •	70	70
3.621% due 01/01/2034 •	1	2
3.625% due 05/01/2032 - 01/01/2033 •	62	62
3.630% due 02/01/2034 •	23	23
3.655% due 03/01/2034 •	12	12
3.672% due 05/01/2037 •	184	184
3.673% due 12/01/2035 •	1	1
3.675% due 03/01/2035 •	1	1
3.689% due 09/01/2037 •	163	166
3.690% due 07/01/2026 •	88	88
3.695% due 08/25/2042 ~	18	18
3.696% due 03/01/2033 •	3	3
3.719% due 02/01/2034 •	39	40
3.730% due 12/01/2035 •	177	176
3.737% due 12/01/2035 •	11	11
3.750% due 12/01/2033 - 01/01/2035 •	110	110
3.774% due 05/01/2036 •	14	14
3.822% due 04/01/2035 •	7	7
3.830% due 01/01/2036 •	4	4
3.855% due 12/01/2025	112	126
3.870% due 03/01/2035 •	54	54
3.900% due 01/01/2033 •	3	3
4.032% due 05/01/2036 •	24	25
4.060% due 03/01/2030	438	519
4.105% due 04/01/2033 •	101	100
4.417% due 03/01/2030 •	99	100
4.766% due 08/01/2026	424	488
5.180% due 12/25/2042 ~	92	102
6.000% due 02/25/2044 - 08/25/2044	29	34
6.142% due 09/01/2024 •	158	159
6.250% due 05/25/2042	20	23
6.500% due 07/25/2021 - 01/25/2044	303	356
7.000% due 02/25/2023 - 02/25/2044	25	27
7.500% due 05/25/2042	20	25
8.000% due 08/25/2022 - 10/01/2026	29	29
Freddie Mac
0.248% due 06/25/2029 •	59	59
0.278% due 08/25/2031 •	316	301
0.288% due 09/25/2031 •	177	176
0.459% due 03/15/2036 •	2	2
0.509% due 02/15/2029 - 03/15/2029 •	30	29
0.548% due 05/25/2043 •	844	841
0.559% due 07/15/2026 - 01/15/2033 •	80	80
0.609% due 03/15/2024 - 08/15/2029 •	59	59
0.659% due 05/15/2023 - 10/15/2026 •	49	50
0.659% due 01/15/2032 •	6	6
0.709% due 08/15/2029 - 03/15/2032 •	72	72
0.741% due 03/15/2023 •	12	12
0.759% due 08/15/2022 - 12/15/2031 •	60	60
1.780% due 09/01/2037 •	226	227
1.809% due 10/25/2044 •	397	405
1.903% due 01/01/2030 •	20	20
1.944% due 02/25/2045 •	166	168
2.009% due 07/25/2044 •	1,921	1,940
2.144% due 11/01/2024 •	11	11
2.209% due 07/15/2035 •	1,900	1,922
2.230% due 11/01/2036 •	259	259
2.248% due 10/01/2027 •	5	5
2.290% due 07/01/2036 •	73	73
2.315% due 12/01/2035 •	12	12
2.350% due 08/01/2033 - 11/01/2033 •	29	30
2.360% due 02/01/2036 •	9	9
2.365% due 09/01/2035 •	6	6
2.374% due 12/01/2024 •	27	27
2.375% due 11/01/2033 - 10/01/2034 •	72	73
2.405% due 11/01/2036 •	3	4
2.415% due 11/01/2034 - 08/01/2035 •	237	237
2.429% due 08/01/2035 •	37	38
2.465% due 09/01/2035 •	2	2
2.490% due 09/01/2034 - 09/01/2036 •	327	327
2.493% due 09/01/2035 - 11/01/2036 •	46	46
2.500% due 11/01/2029 •	18	18
2.575% due 07/01/2033 •	6	6
2.625% due 09/01/2035 •	15	16
2.682% due 07/01/2037 •	80	79

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

2.695% due 07/01/2033 •	1	1
2.710% due 08/01/2035 •	9	9
2.744% due 07/01/2035 •	13	13
2.754% due 08/01/2023 •	2	2
2.779% due 01/01/2030 •	75	75
2.800% due 06/01/2035 •	4	4
2.820% due 01/01/2036 •	3	4
2.835% due 08/01/2037 •	75	76
2.960% due 07/01/2035 •	1	1
2.979% due 09/01/2034 •	8	8
3.000% due 02/01/2048	6,246	6,546
3.080% due 12/01/2034 •	2	2
3.217% due 05/01/2035 •	118	120
3.261% due 04/01/2036 •	100	100
3.304% due 03/01/2035 •	16	17
3.311% due 09/01/2030 •	116	117
3.416% due 01/01/2036 •	16	17
3.428% due 04/01/2030 •	173	174
3.490% due 04/01/2034 •	3	3
3.538% due 05/01/2033 •	1	1
3.547% due 01/01/2035 •	3	3
3.625% due 02/01/2037 •	5	5
3.705% due 12/01/2036 •	21	21
3.706% due 12/01/2032 •	6	6
3.725% due 04/01/2034 •	46	46
3.747% due 02/01/2035 •	57	57
3.749% due 03/01/2032 •	40	40
3.750% due 04/01/2032 - 03/01/2036 •	287	288
3.755% due 03/01/2036 •	91	96
3.780% due 03/01/2036 •	128	128
3.856% due 01/01/2034 •	79	79
3.870% due 02/01/2036 •	11	11
3.910% due 02/01/2036 •	1	1
3.925% due 01/01/2037 •	4	4
4.087% due 03/01/2035 •	45	46
4.500% due 04/15/2032	197	221
5.065% due 01/01/2027 •	17	17
5.500% due 10/15/2032	7	8
6.000% due 01/15/2029 - 05/01/2035	23	27
6.250% due 12/15/2023	2	2
7.000% due 10/15/2022 - 07/15/2027	24	27
8.500% due 11/15/2021	1	1
Ginnie Mae
1.249% due 09/20/2067 •	9,657	9,869
2.250% (H15T1Y + 1.500%) due 07/20/2026 ~	5	5
2.250% due 09/20/2029 - 09/20/2045 •	744	771
2.875% due 04/20/2033 •	29	30
3.000% (H15T1Y + 1.500%) due 02/20/2025 ~	4	4
3.000% due 01/20/2027 - 01/20/2030 •	105	109
3.125% due 10/20/2029 - 12/20/2045 •	504	523
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	259	272
3.500% due 11/01/2044 - 02/01/2050	5,889	6,304
4.000% due 06/01/2048 - 07/01/2050	29,482	31,461
4.000% due 09/01/2048 (c)	8,013	8,540
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2036	3,000	3,129
2.500% due 03/01/2051	42,500	44,655
3.000% due 01/01/2036 - 02/01/2051	27,600	28,948
3.500% due 02/01/2051	41,500	43,926
4.000% due 02/01/2051	6,800	7,272
4.500% due 01/01/2051	17,000	18,425
Total U.S. Government Agencies (Cost $228,199)		229,913
U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
3.125% due 02/15/2043 (c)(e)	4,730	6,195
Total U.S. Treasury Obligations (Cost $5,485)		6,195
NON-AGENCY MORTGAGE-BACKED SECURITIES 29.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	2,794	2,797
Adjustable Rate Mortgage Trust
0.648% due 10/25/2035 •	2	2
2.572% due 03/25/2035 ~	25	26
3.045% due 11/25/2035 ^~	127	110
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,320
AREIT Trust 2.779% due 04/15/2037 •	2,600	2,635
Ashford Hospitality Trust
1.609% due 06/15/2035 •	400	380
2.009% due 06/15/2035 •	300	281
2.909% due 06/15/2035 •	400	365

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

BAMLL Commercial Mortgage Securities Trust
1.359% due 03/15/2034 •	100	99
1.759% due 03/15/2034 •	3,170	3,051
Banc of America Alternative Loan Trust 6.000% due 04/25/2036	3	3
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	1,300	1,445
Banc of America Funding Trust
2.529% due 11/20/2035 ^~	220	213
3.046% due 03/20/2035 ~	1	1
3.373% due 06/25/2034 ~	70	72
3.506% due 05/25/2035 ~	8,608	8,847
Banc of America Mortgage Trust
2.604% due 10/25/2035 ^~	50	48
2.613% due 11/25/2033 ~	33	32
2.973% due 01/25/2034 ~	30	30
3.031% due 09/25/2033 ~	61	60
3.350% due 01/25/2035 ~	6	7
3.382% due 06/25/2034 ~	20	19
3.613% due 02/25/2034 ~	233	235
4.339% due 05/25/2033 ~	88	89
Bancorp Commercial Mortgage Trust
1.359% due 08/15/2032 •	279	279
1.759% due 08/15/2032 •	1,000	1,007
BBCMS Mortgage Trust 4.314% due 12/15/2051	800	962
BCAP LLC Trust 6.500% due 02/26/2036 ~	1,220	1,171
BDS Ltd. 1.459% due 09/15/2035 •	1,500	1,507
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	85	87
2.599% due 10/25/2033 ~	9	9
2.801% due 01/25/2034 ~	221	226
2.959% due 01/25/2035 ~	31	32
3.007% due 02/25/2033 ~	4	4
3.113% due 02/25/2034 ~	49	49
3.186% due 02/25/2033 ~	2	2
3.317% due 02/25/2034 ~	413	403
3.395% due 07/25/2034 ~	22	22
3.637% due 04/25/2033 ~	35	37
3.944% due 01/25/2035 ~	32	31
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	283	269
0.488% due 08/25/2036 ^•	6	5
3.108% due 11/25/2036 ^~	313	210
BXMT Ltd. 1.553% due 03/15/2037 •	1,000	1,005
CD Mortgage Trust 3.431% due 08/15/2050	400	455
Chase Mortgage Finance Trust
3.054% due 12/25/2035 ^~	42	41
3.069% due 12/25/2035 ^~	33	32
3.195% due 02/25/2037 ~	398	393
3.195% due 02/25/2037 ~	13	13
CIM Trust 3.015% due 06/25/2057 ~	935	938
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	1,014
Citigroup Mortgage Loan Trust
0.948% due 08/25/2035 ^•	224	206
2.520% due 11/25/2035 •	87	84
2.570% due 05/25/2035 •	35	35
3.547% due 03/25/2034 ~	37	36
Citigroup Mortgage Loan Trust, Inc.
1.349% due 08/25/2034 ~	2	2
2.220% due 09/25/2035 •	76	77
COLT Mortgage Loan Trust 1.255% due 09/25/2065 ~	844	847
Commercial Mortgage Trust
3.590% due 11/10/2047	1,200	1,311
4.228% due 05/10/2051	1,200	1,430
Countrywide Alternative Loan Trust
0.348% due 06/25/2037 •	1,068	984
2.050% due 08/25/2035 ~	1,538	1,485
2.848% due 06/25/2037 ~	235	30
2.875% due 10/25/2035 ^~	24	21
Countrywide Home Loan Mortgage Pass-Through Trust
0.498% due 08/25/2035 ^•	82	26
2.109% due 02/20/2036 ^•	30	29
2.679% due 08/25/2034 ^~	260	250
2.716% due 12/25/2033 ~	48	47
2.749% due 11/25/2034 ~	16	16
2.749% due 11/25/2034 ~	1,176	1,173
3.404% due 06/20/2035 ~	81	84
5.500% due 11/25/2035 ^	105	84

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
3.027% due 11/25/2032 ~	7	7
5.005% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.006% due 07/25/2033 ~	284	283
2.785% due 07/25/2033 ~	105	106
3.004% due 01/25/2034 ~	183	190
3.164% due 10/25/2033 ~	97	101
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	1,168	1,171
3.023% due 08/25/2060	980	985
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	227
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	329	335
Exantas Capital Corp. 2.653% due 04/17/2037 •	932	934
Exantas Capital Corp. Ltd. 1.153% due 04/15/2036 •	1,353	1,340
First Horizon Alternative Mortgage Securities Trust
2.248% due 07/25/2035 ~	110	87
2.574% due 08/25/2034 ~	132	133
First Horizon Mortgage Pass-Through Trust
0.418% due 02/25/2035 •	43	41
0.564% due 02/25/2035 •	250	245
FWD Securitization Trust 2.240% due 01/25/2050 ~	557	572
GMAC Mortgage Corp. Loan Trust 3.069% due 11/19/2035 ~	70	64
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,030
3.924% due 10/10/2032	1,700	1,696
GSR Mortgage Loan Trust
0.498% due 01/25/2034 •	83	81
2.822% due 06/25/2034 ~	30	29
2.930% due 03/25/2033 •	9	9
3.071% due 06/25/2034 ~	8	8
3.163% due 08/25/2034 ~	62	61
3.201% due 09/25/2035 ~	3,424	3,535
3.402% due 09/25/2034 ~	2,032	2,074
3.463% due 05/25/2035 ~	67	65
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
0.532% due 02/19/2046 •	632	617
0.592% due 05/19/2035 •	32	30
Impac CMB Trust 0.788% due 08/25/2035 •	969	966
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
0.338% due 09/25/2046 •	343	315
0.928% due 05/25/2034 •	41	39
InTown Hotel Portfolio Trust
0.859% due 01/15/2033 •	600	596
1.209% due 01/15/2033 •	300	295
1.409% due 01/15/2033 •	400	391
2.209% due 01/15/2033 •	1,000	974
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	13
JPMorgan Chase Commercial Mortgage Securities Trust 1.009% due 12/15/2036 •	500	494
JPMorgan Mortgage Trust
2.230% due 11/25/2033 ~	8	8
2.530% due 11/25/2033 ~	13	14
2.588% due 07/25/2035 ~	11	11
2.896% due 11/25/2035 ^~	117	111
2.987% due 09/25/2034 ~	1	1
3.059% due 07/25/2035 ~	203	208
3.267% due 04/25/2035 ~	124	127
3.357% due 10/25/2035 ~	176	166
3.468% due 07/25/2035 ~	210	211
Legacy Mortgage Asset Trust 2.734% due 01/25/2060 þ	1,763	1,767
MASTR Adjustable Rate Mortgages Trust
2.353% due 02/25/2034 ~	174	164
2.437% due 12/25/2033 ~	62	60
2.537% due 01/25/2034 ~	12	13
2.700% due 08/25/2034 ~	304	323
2.875% due 09/25/2033 ~	115	119
2.881% due 01/25/2036 ~	53	53
3.176% due 11/21/2034 ~	48	48
3.202% due 08/25/2034 ~	465	458
3.481% due 07/25/2034 ~	791	743
Merrill Lynch Mortgage Investors Trust
0.768% due 08/25/2028 •	40	39
0.808% due 06/25/2028 •	115	115

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

1.134% due 03/25/2028 •	99	96
2.483% due 04/25/2035 ~	267	262
2.660% due 09/25/2033 ~	5	5
3.250% due 02/25/2034 ~	19	18
3.640% due 02/25/2035 ~	74	77
MFA Trust
1.014% due 01/26/2065 ~	2,689	2,697
1.324% due 01/26/2065 ~	960	962
1.479% due 03/25/2065 ~	881	888
1.632% due 01/26/2065 ~	960	962
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	1,263	1,313
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	786
Morgan Stanley Capital Trust
2.041% due 07/15/2053	8,200	8,569
2.428% due 04/05/2042 ~	1,800	1,909
6.014% due 06/11/2042 ~	2,200	2,257
Morgan Stanley Mortgage Loan Trust 0.468% due 01/25/2035 •	948	931
Motel 6 Trust 2.309% due 08/15/2034 •	160	159
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,776	5,028
2.750% due 11/25/2059 ~	6,014	6,330
3.500% due 10/25/2059 ~	161	173
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.633% due 10/25/2035 ~	23	23
Pepper Residential Securities Trust
1.058% due 11/18/2060 •	531	530
1.102% due 06/20/2060 •	943	941
PFP Ltd. 1.203% due 04/14/2037 •	400	396
Prime Mortgage Trust
0.548% due 02/25/2034 •	21	20
6.000% due 02/25/2034	9	9
RBSSP Resecuritization Trust 0.718% due 08/26/2045 •	83	82
Ready Capital Mortgage Financing LLC 2.298% due 02/25/2035 •	1,000	1,008
Ready Captial Mortgage Financing LLC 1.148% due 03/25/2034 •	4,716	4,674
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031	134	132
Residential Funding Mortgage Securities, Inc. Trust
4.567% due 02/25/2036 ^~	100	89
6.500% due 03/25/2032	8	8
RESIMAC Bastille Trust 1.083% due 09/05/2057 •	291	291
RESIMAC Premier 1.203% due 02/07/2052 •	944	945
Sequoia Mortgage Trust
0.758% due 05/20/2034 •	457	454
0.815% due 03/20/2035 •	159	151
0.912% due 04/20/2033 •	20	20
0.952% due 10/20/2027 •	68	68
1.827% due 07/20/2034 ~	21	20
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	1,000	1,001
1.439% due 11/25/2055 ~	500	501
1.486% due 04/25/2065 ~	887	894
1.593% due 11/25/2055 ~	500	501
Structured Adjustable Rate Mortgage Loan Trust
0.388% due 03/25/2035 •	92	85
0.448% due 09/25/2034 •	119	111
2.651% due 09/25/2034 ~	76	78
Structured Asset Mortgage Investments Trust
0.832% due 11/19/2033 •	25	24
0.832% due 05/19/2035 •	140	139
0.852% due 02/19/2035 •	2,071	2,106
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.181% due 07/25/2032 ~	1	1
2.379% due 03/25/2033 ~	193	201
2.475% due 06/25/2033 ~	468	458
2.852% due 11/25/2033 ~	25	25
2.889% due 09/25/2033 ~	15	15
UBS Commercial Mortgage Trust 4.241% due 06/15/2051 ~	200	236
WaMu Mortgage Pass-Through Certificates Trust
0.668% due 11/25/2045 •	3,686	3,624
0.688% due 12/25/2045 •	1,945	1,918
0.728% due 07/25/2045 •	4,853	4,715
0.728% due 10/25/2045 •	1,966	1,932
0.728% due 12/25/2045 •	1,524	1,521
0.948% due 01/25/2045 •	782	780
1.609% due 08/25/2046 •	43	41

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

1.809% due 11/25/2042 •	95	91
2.003% due 08/25/2046 •	1,484	1,420
2.003% due 09/25/2046 •	3,992	3,976
2.009% due 08/25/2042 •	8	8
2.572% due 10/25/2033 ~	126	127
2.900% due 08/25/2033 ~	355	344
2.917% due 10/25/2035 ^~	200	89
3.053% due 09/25/2035 ~	264	268
Washington Mutual Mortgage Pass-Through Certificates Trust
2.327% due 02/25/2033 ~	9	9
3.195% due 06/25/2033 ~	14	15
3.402% due 11/25/2030 ~	106	106
7.000% due 03/25/2034	38	40
Wells Fargo Commercial Mortgage Trust
1.004% due 12/13/2031 •	2,815	2,758
1.254% due 12/13/2031 •	2,335	2,189
1.299% due 01/15/2035 •	400	393
1.999% due 12/13/2031 •	160	137
2.725% due 02/15/2053	600	661
3.311% due 06/15/2052	1,000	1,140
3.809% due 12/15/2048	300	342
4.023% due 03/15/2052	300	356
Wells Fargo Mortgage-Backed Securities Trust 3.006% due 08/25/2035 ~	8	8
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	1,116
Total Non-Agency Mortgage-Backed Securities (Cost $143,346)		146,327
ASSET-BACKED SECURITIES 50.7%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •	2,000	1,999
AccessLex Institute 0.507% due 05/25/2036 •	908	886
Accredited Mortgage Loan Trust
0.908% due 01/25/2034 •	86	81
1.018% due 01/25/2035 •	618	600
ACE Securities Corp. Home Equity Loan Trust 2.773% due 06/25/2033 ^•	101	102
American Credit Acceptance Receivables Trust 0.620% due 10/13/2023	3,013	3,017
AMMC CLO Ltd. 1.475% due 07/24/2029 •	989	989
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •	2,700	2,700
Apres Static CLO Ltd. 1.290% due 10/15/2028 •	1,900	1,897
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.198% due 12/25/2033 •	2,883	2,842
Asset-Backed Funding Certificates Trust 0.768% due 04/25/2034 •	59	59
B2R Mortgage Trust 2.567% due 06/15/2049	1,332	1,332
Bain Capital Credit CLO Ltd. 1.465% due 07/25/2030 •	1,000	1,000
Bear Stearns Asset-Backed Securities Trust
1.148% due 11/25/2042 •	158	154
2.814% due 10/25/2036 ~	1,125	947
Canyon Capital CLO Ltd. 1.487% due 04/15/2029 •	1,000	1,001
Carrington Mortgage Loan Trust
1.238% due 04/17/2031 •	6,200	6,169
1.338% due 10/20/2029 •	1,600	1,596
1.448% due 10/17/2029 •	1,000	1,000
1.458% due 10/17/2029 •	2,050	2,049
Chesapeake Funding LLC 2.940% due 04/15/2031	2,189	2,225
College Avenue Student Loans LLC
1.348% due 12/26/2047 •	821	824
3.280% due 12/28/2048	2,060	2,160
4.130% due 12/26/2047	1,130	1,200
Commonbond Student Loan Trust 1.980% due 08/25/2050	1,326	1,360
Countrywide Asset-Backed Certificates Trust, Inc. 0.688% due 12/25/2034 •	1,873	1,808
Credit Acceptance Auto Loan Trust 3.210% due 08/17/2026	137	137
Credit Suisse First Boston Mortgage Securities Corp. 1.798% due 05/25/2043 •	519	519
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	493	511
Crown City CLO 1.601% due 01/20/2032 •	1,000	1,000
Drive Auto Receivables Trust
0.830% due 05/15/2024	1,200	1,206
0.850% due 07/17/2023	853	855

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

DT Auto Owner Trust 1.140% due 01/16/2024	262	263
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •	817	819
Enterprise Fleet Financing LLC 3.140% due 02/20/2024	973	980
EquiFirst Mortgage Loan Trust 1.278% due 09/25/2033 •	77	75
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	473	474
Fremont Home Loan Trust 1.168% due 06/25/2035 •	109	109
Galaxy CLO Ltd. 1.437% due 10/15/2030 •	2,000	2,000
GLS Auto Receivables Issuer Trust
0.690% due 10/16/2023	834	835
1.580% due 08/15/2024	717	724
2.170% due 02/15/2024	2,122	2,145
2.470% due 11/15/2023	2,709	2,742
3.060% due 04/17/2023	3,887	3,912
3.370% due 01/17/2023	195	196
GLS Auto Receivables Trust 4.170% due 04/15/2024	2,320	2,397
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	1,400	1,442
2.900% due 04/15/2026	3,500	3,778
GSAMP Trust 1.423% due 01/25/2045 •	340	341
Gulf Stream Meridian Ltd. 2.437% due 10/15/2029 •	1,200	1,207
Home Equity Asset Trust 0.748% due 11/25/2032 •	8	7
Home Equity Mortgage Loan Asset-Backed Trust 0.928% due 10/25/2035 •	1,600	1,531
HSI Asset Securitization Corp. Trust 0.198% due 10/25/2036 •	6	3
Hyundai Auto Lease Securitization Trust 2.080% due 12/15/2021	59	60
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	630	647
KKR CLO Ltd. 1.488% due 07/18/2030 •	1,000	1,002
LCM LP 1.258% due 10/20/2027 •	1,000	1,000
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	529	535
Long Beach Mortgage Loan Trust
0.708% due 10/25/2034 •	736	709
0.848% due 03/25/2032 •	16	16
1.003% due 07/25/2034 •	255	252
Merrill Lynch Mortgage Investors Trust 1.168% due 07/25/2035 •	283	282
MidOcean Credit CLO 1.468% due 01/20/2029 •	1,600	1,599
Morgan Stanley ABS Capital, Inc. Trust 0.793% due 09/25/2035 •	5,847	5,836
Morgan Stanley Dean Witter Capital, Inc. Trust 1.498% due 02/25/2033 •	99	99
Mountain View CLO Ltd. 1.320% due 10/16/2029 •	1,400	1,392
Nassau Ltd. 1.387% due 10/15/2029 •	1,900	1,888
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Refi Loan Trust
1.059% due 11/15/2068 •	200	201
1.170% due 09/16/2069	2,080	2,096
1.690% due 05/15/2069	4,935	5,034
3.010% due 12/15/2059	2,000	2,094
3.130% due 02/15/2068	900	928
3.190% due 02/18/2042	389	396
3.520% due 06/16/2042	154	158
Navient Student Loan Trust
0.948% due 07/26/2066 •	3,285	3,283
4.000% due 12/15/2059	5,685	5,890
NovaStar Mortgage Funding Trust 0.888% due 02/25/2034 •	2,526	2,477
Option One Mortgage Loan Trust Asset-Backed Certificates 0.788% due 07/25/2033 •	139	132
Oscar U.S. Funding LLC 2.490% due 08/10/2022	260	261
OZLM Funding Ltd. 1.446% due 07/22/2029 •	989	988
OZLM Ltd. 1.707% due 04/15/2032 •	5,000	5,004

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

Palmer Square Loan Funding Ltd.
1.024% due 02/20/2028 •	704	701
1.918% due 07/20/2028 •	2,374	2,380
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.183% due 02/25/2035 •	119	119
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 ~	994	999
Renaissance Home Equity Loan Trust
0.848% due 08/25/2032 •	10	9
1.248% due 09/25/2037 •	3,619	1,825
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	827	519
Residential Asset Securities Corp. Trust 0.408% due 07/25/2036 •	8,250	8,196
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	482	487
1.740% due 07/20/2023	4,460	4,560
1.890% due 09/20/2022	189	190
SLC Student Loan Trust 0.327% due 03/15/2027 •	81	81
SLM Private Credit Student Loan Trust 0.487% due 12/15/2039 •	316	303
SMB Private Education Loan Trust
0.448% due 09/15/2054 •	1,813	1,812
0.998% due 09/15/2054 •	3,800	3,779
1.290% due 07/15/2053	2,553	2,565
1.600% due 09/15/2054	1,500	1,519
2.230% due 09/15/2037	600	624
2.490% due 06/15/2027	447	452
2.840% due 06/15/2037	700	740
2.880% due 09/15/2034	247	258
SoFi Professional Loan Program LLC
1.348% due 06/25/2033 •	727	731
2.340% due 04/25/2033	1,564	1,595
2.490% due 01/25/2036	1,027	1,040
2.510% due 08/25/2033	36	36
2.630% due 07/25/2040	2,872	2,926
2.650% due 09/25/2040	2,093	2,158
2.740% due 05/25/2040	2,147	2,187
2.780% due 08/17/2048	805	807
Sound Point CLO Ltd. 1.359% due 01/23/2029 •	1,000	999
Soundview Home Loan Trust 1.448% due 11/25/2033 •	48	48
Springleaf Funding Trust 2.680% due 07/15/2030	3,194	3,201
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •	2,800	2,790
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	1,499	1,511
1.148% due 10/25/2059 •	143	143
1.636% due 04/25/2060 ~	8,014	8,166
2.710% due 01/25/2060 ~	7,849	8,133
2.750% due 06/25/2057 ~	984	1,021
2.900% due 10/25/2059 ~	9,817	10,377
3.000% due 11/25/2059 ~	610	618
3.750% due 03/25/2058 ~	2,324	2,500
4.170% due 11/25/2058 ~	800	817
Tricon American Homes Trust
2.716% due 09/17/2034	1,477	1,498
2.916% due 09/17/2034	1,100	1,114
3.215% due 09/17/2034	100	101
TruPS Financials Note Securitization Ltd. 1.809% due 09/20/2039 •	3,113	2,988
Upstart Securitization Trust 2.322% due 04/22/2030	249	251
Venture CLO Ltd. 1.288% due 07/19/2028 •	378	378
Westlake Automobile Receivables Trust
0.560% due 05/15/2024	40,000	40,095
0.930% due 02/15/2024	3,652	3,665

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

WhiteHorse Ltd. 1.148% due 04/17/2027 •	123	123
Total Asset-Backed Securities (Cost $248,242)		248,599
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		1,111
Total Short-Term Instruments (Cost $1,111)		1,111
Total Investments in Securities (Cost $627,960)		632,707
	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	1,312,970	12,947
Total Short-Term Instruments (Cost $12,946)		12,947
Total Investments in Affiliates (Cost $12,946)		12,947
Total Investments 131.6% (Cost $640,906)		$645,654
Financial Derivative Instruments (d)(f) 0.1%(Cost or Premiums, net $(663))		665
Other Assets and Liabilities, net (31.7)%		(155,862)
Net Assets 100.0%		$490,457

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,111	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,133)	$1,111	$1,111
Total Repurchase Agreements	$(1,133)	$1,111	$1,111
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.160%	12/15/2020	01/15/2021	$(2,366)	$(2,366)
0.180	12/15/2020	01/14/2021	(8,286)	(8,287)
Total Reverse Repurchase Agreements	$(10,653)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2051	$17,000	$(17,574)	$(17,627)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2051	1,800	(1,888)	(1,894)
Total Short Sales (4.0)%	$(19,462)	$(19,521)
(c)	Securities with an aggregate market value of $10,889 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(667) at a weighted average interest rate of 0.175%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$170.000	01/22/2021	98	$98	$(65)	$(48)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	98	98	(61)	(29)
Total Written Options	$(126)	$(77)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note March Futures				03/2021	253	$34,934	$(6)		$28	$0
Total Futures Contracts							$(6)		$28	$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2021	$10,900	$272	$(330)	$(58)	$0	$(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	600	2	(10)	(8)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	4,500	52	(107)	(55)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(2,584)	(3,483)	0	(16)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	9,100	413	(1,067)	(654)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,300	617	(1,651)	(1,034)	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(371)	(170)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	(192)	(195)	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	44	(125)	(81)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	(474)	(549)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	(349)	(416)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(193)	(195)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	(1,761)	(835)	0	(32)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(15)	(16)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	(17)	(18)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(61)	(65)	0	(3)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	(17)	(18)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	(1,128)	(1,160)	0	(31)
Total Swap Agreements						$1,442	$(10,452)	$(9,010)	$0	$(129)
(e)	Securities with an aggregate market value of $3,845 and cash of $681 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty		Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK		Call - OTC 30-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	0.012%	01/14/2021	4,900	$(39)	$(7)
		Put - OTC 30-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	0.015	01/14/2021	4,900	(39)	(20)
									$(78)	$(27)
OPTIONS ON SECURITIES
Counterparty		Description			Strike Price	Expiration Date	Notional Amount(1)		Premiums (Received)	Market Value
FAR		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051			$101.672	01/07/2021	1,500		$(5)	$0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021	500		(2)	(1)
JPM		Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051			103.773	02/11/2021	1,500		(2)	(1)
		Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			103.578	03/11/2021	12,000		(28)	(54)
		Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «			104.125	04/14/2021	300		(1)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			99.688	02/04/2021	1,500		(9)	(7)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.266	02/04/2021	1,500		(4)	(3)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.125	03/04/2021	500		(2)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021	100		0	0
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021	100		0	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	4,000	(11)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	2,000	(6)	(8)
$(70)	$(92)
Total Written Options	$(148)	$(119)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,969	$(204)	$264	$60	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,832	(657)	872	215	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	3	2	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,931	(66)	87	21	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	1,117	470	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	457	2	1	3	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	221	38	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,011	(39)	50	11	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	64	40	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	17	28	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	92	73	0
Total Swap Agreements	$(1,831)	$2,793	$962	$0
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24	$0	$24
Industrials	0	538	0	538
U.S. Government Agencies	0	229,913	0	229,913
U.S. Treasury Obligations	0	6,195	0	6,195
Non-Agency Mortgage-Backed Securities	0	146,327	0	146,327
Asset-Backed Securities	0	248,599	0	248,599
Short-Term Instruments
Repurchase Agreements	0	1,111	0	1,111
$0	$632,707	$0	$632,707
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,947	$0	$0	$12,947
Total Investments	$12,947	$632,707	$0	$645,654
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,521)	$0	$(19,521)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	0	0	28
Over the counter	0	962	0	962
$28	$962	$0	$990
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(206)	0	(206)
Over the counter	0	(118)	(1)	(119)
$0	$(324)	$(1)	$(325)
Total Financial Derivative Instruments	$28	$638	$(1)	$665

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2020 (Unaudited)

Totals	$12,975	$613,824	$(1)	$626,798

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
MUNICIPAL BONDS & NOTES 0.0%
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	$960	$974
Total Municipal Bonds & Notes (Cost $960)		974
U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
0.210% due 12/25/2036 •	184	183
0.255% due 03/25/2036 •	78	78
0.258% due 07/25/2032 •	229	224
0.268% due 03/25/2034 •	133	132
0.390% due 06/25/2033 •	98	97
0.427% due 03/25/2032 •	249	249
0.446% due 11/25/2032 •	1	1
0.498% due 05/25/2042 •	122	122
1.048% due 04/25/2032 •	68	69
1.944% due 06/01/2043 - 10/01/2044 •	1,858	1,877
2.245% due 10/01/2032 •	6	6
2.270% due 09/01/2028 •	4	4
2.277% due 03/01/2035 •	196	202
2.387% due 09/01/2031 •	6	5
2.403% due 12/01/2029 •	4	4
2.440% due 12/01/2022 •	1	1
2.473% due 08/01/2028 •	7	7
2.504% due 11/01/2035 •	91	94
2.595% due 02/01/2026 •	1	1
2.661% due 11/01/2035 •	97	98
2.723% due 10/01/2025 •	12	12
2.895% due 05/01/2025 •	2	2
3.020% due 12/01/2032 •	3	3
3.205% due 01/01/2036 •	379	396
3.553% due 12/01/2029 •	1	1
3.737% due 12/01/2035 •	25	25
3.810% due 08/01/2036 •	16	16
3.895% due 12/01/2029 •	6	6
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	19,142
0.268% due 07/25/2031 •	328	322
0.659% due 06/15/2030 - 12/15/2032 •	39	39
0.709% due 06/15/2031 •	17	17
0.859% due 02/15/2027 •	2	3
1.809% due 10/25/2044 •	1,141	1,164
1.944% due 02/25/2045 •	358	361
2.009% due 07/25/2044 •	706	712
2.058% due 02/01/2024 •	4	4
2.708% due 05/01/2032 •	5	5
2.838% due 06/01/2035 •	929	976
3.383% due 01/01/2032 •	5	5
3.593% due 07/01/2029 •	4	4
3.801% due 02/01/2035 •	158	158
3.850% due 02/01/2032 •	1	1
4.500% due 06/15/2035 - 09/15/2035	903	973
4.668% due 02/01/2025 •	3	3
5.000% due 01/15/2034	2,333	2,660
5.500% due 11/01/2038 - 10/01/2039	69	79
6.500% due 10/25/2043	468	556
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	130	134
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	71	73
2.875% due 04/20/2027 - 04/20/2032 •	59	61
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	15	15
3.000% due 03/20/2025 - 02/20/2030 •	260	263
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	14	14
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	37,942
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	18,000	16,015
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	37	37
4.500% due 03/01/2023	37	38

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

4.760% due 09/01/2025	1,836	1,932
4.770% due 04/01/2024	331	345
4.930% due 01/01/2024	186	194
5.240% due 08/01/2023	140	146
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,573	1,722
4.500% due 04/01/2028 - 11/01/2029	222	244
Total U.S. Government Agencies (Cost $75,763)		90,274
U.S. TREASURY OBLIGATIONS 109.5%
U.S. Treasury Bonds
1.375% due 08/15/2050 (d)	365,100	341,254
1.625% due 11/15/2050 (d)	229,500	228,191
2.750% due 11/15/2042	110,900	137,209
2.875% due 05/15/2043	140,960	177,940
3.000% due 05/15/2042	201,200	258,424
3.000% due 11/15/2044 (d)	237,300	306,636
3.125% due 02/15/2043	41,250	54,026
3.125% due 08/15/2044	45,000	59,258
3.625% due 08/15/2043	53,000	74,743
3.625% due 02/15/2044	55,000	77,767
3.750% due 11/15/2043	54,720	78,647
4.375% due 02/15/2038	84,630	125,695
4.375% due 05/15/2040	1,490	2,259
4.500% due 05/15/2038	31,463	47,471
8.000% due 11/15/2021 (f)	44,700	47,742
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	77,663
1.875% due 08/31/2024	8,680	9,204
2.000% due 08/31/2021 (f)	7,000	7,088
2.000% due 07/31/2022	333,000	342,834
2.125% due 03/31/2024	4,700	4,994
2.125% due 07/31/2024	21,600	23,077
2.125% due 09/30/2024	27,200	29,118
2.125% due 11/30/2024 (f)	4,000	4,292
2.250% due 10/31/2024	49,610	53,414
2.250% due 11/15/2024	38,950	41,966
2.250% due 11/15/2025	47,400	51,764
2.375% due 02/29/2024	4,870	5,206
2.375% due 08/15/2024	4,300	4,635
2.500% due 01/31/2024	12,050	12,911
2.875% due 11/30/2023	5,010	5,405
2.875% due 05/15/2028	9,680	11,212
Total U.S. Treasury Obligations (Cost $2,510,381)		2,702,045
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.801% due 01/25/2034 ~	142	146
2.900% due 11/25/2034 ~	422	404
3.186% due 02/25/2033 ~	9	8
3.296% due 04/25/2033 ~	30	30
3.637% due 04/25/2033 ~	33	34
4.261% due 04/25/2033 ~	3	3
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	1,010	958
3.108% due 11/25/2036 ^~	15,380	10,349
3.270% due 11/25/2036 ~	8,170	6,275
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.398% due 08/25/2035 •	219	221
Citigroup Mortgage Loan Trust 2.570% due 05/25/2035 •	175	176
Countrywide Alternative Loan Trust
0.308% due 02/25/2047 •	357	327
0.328% due 05/25/2047 •	2,275	2,130
0.332% due 02/20/2047 ^•	3,690	2,843
0.548% due 05/25/2036 •	41	36
0.568% due 05/25/2035 •	493	462
0.572% due 03/20/2046 •	2,759	2,322
0.708% due 12/25/2035 •	208	203
1.609% due 02/25/2036 •	230	215
5.500% due 03/25/2036 ^	1,061	706
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	745	660
0.728% due 04/25/2035 •	96	91
0.808% due 02/25/2035 •	462	454
0.828% due 02/25/2035 •	264	246
2.627% due 04/25/2035 ~	292	254
3.065% due 09/20/2036 ^~	2,964	2,801
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 0.412% due 08/19/2045 •	278	267

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

GreenPoint Mortgage Funding Trust 0.588% due 06/25/2045 •	382	346
GSR Mortgage Loan Trust 3.144% due 04/25/2036 ~	2,274	1,883
HarborView Mortgage Loan Trust
0.282% due 03/19/2037 •	988	940
0.592% due 05/19/2035 •	914	865
Impac CMB Trust 1.148% due 07/25/2033 •	24	23
IndyMac Mortgage Loan Trust 0.788% due 02/25/2035 •	1,419	1,355
JPMorgan Mortgage Trust
3.458% due 02/25/2036 ^~	455	401
3.468% due 07/25/2035 ~	334	335
MASTR Adjustable Rate Mortgages Trust 3.089% due 05/25/2034 ~	103	108
Merrill Lynch Mortgage Investors Trust 1.757% due 12/25/2032 ~	30	29
Residential Accredit Loans, Inc. Trust
0.448% due 08/25/2035 •	728	617
1.969% due 09/25/2045 •	303	291
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	280	313
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	14	15
Sequoia Mortgage Trust
0.852% due 10/19/2026 •	218	214
0.852% due 07/20/2033 •	544	531
0.857% due 07/20/2033 •	382	358
Structured Adjustable Rate Mortgage Loan Trust 2.009% due 01/25/2035 ^•	245	230
Structured Asset Mortgage Investments Trust
0.588% due 05/25/2036 •	9,608	9,089
0.732% due 07/19/2034 •	67	67
0.852% due 03/19/2034 •	144	143
WaMu Mortgage Pass-Through Certificates Trust
0.668% due 11/25/2045 •	767	755
0.688% due 12/25/2045 •	327	326
1.339% due 01/25/2047 •	615	607
1.554% due 12/25/2046 •	1,354	1,273
1.589% due 06/25/2046 •	1,907	1,867
1.609% due 02/25/2046 •	1,306	1,293
1.809% due 11/25/2042 •	211	204
2.003% due 07/25/2046 •	4,005	3,805
2.003% due 08/25/2046 •	9,490	9,081
2.003% due 09/25/2046 •	1,463	1,457
2.003% due 10/25/2046 •	623	596
2.023% due 05/25/2046 •	392	372
2.023% due 12/25/2046 •	836	795
3.768% due 03/25/2034 ~	54	56
Washington Mutual Mortgage Pass-Through Certificates Trust
2.319% due 05/25/2033 ~	37	36
Total Non-Agency Mortgage-Backed Securities (Cost $84,663)		73,298
ASSET-BACKED SECURITIES 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.228% due 05/25/2037 •	23	19
0.679% due 06/15/2031 •	268	255
0.699% due 11/15/2031 •	11	11
Bear Stearns Asset-Backed Securities Trust
0.258% due 04/25/2031 •	412	833
0.808% due 10/25/2032 •	16	16
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •	38	38
Citigroup Global Markets Mortgage Securities, Inc. 1.498% due 01/25/2032 •	125	126
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •	55	54
Credit-Based Asset Servicing & Securitization Trust 0.218% due 01/25/2037 ^•	984	398
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •	48	30
GSAMP Trust
0.218% due 12/25/2036 •	473	288
0.328% due 11/25/2035 •	142	25
Home Equity Asset Trust 1.068% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 0.198% due 10/25/2036 •	111	60
JPMorgan Mortgage Acquisition Trust 0.228% due 08/25/2036 •	31	17
LA Arena Funding LLC 7.656% due 12/15/2026	6	6

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

Lehman ABS Mortgage Loan Trust 0.238% due 06/25/2037 •	488	374
Long Beach Mortgage Loan Trust 0.708% due 10/25/2034 •	1,548	1,491
MASTR Asset-Backed Securities Trust 0.248% due 11/25/2036 •	89	42
Merrill Lynch Mortgage Investors Trust 0.268% due 02/25/2037 •	299	122
Morgan Stanley ABS Capital, Inc. Trust 0.208% due 05/25/2037 •	205	179
Morgan Stanley IXIS Real Estate Capital Trust 0.198% due 11/25/2036 •	35	16
New Century Home Equity Loan Trust 0.328% due 05/25/2036 •	429	407
Renaissance Home Equity Loan Trust 0.848% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•	1,595	516
0.228% due 11/25/2036 ^•	507	204
Soundview Home Loan Trust
0.208% due 11/25/2036 •	520	213
0.228% due 06/25/2037 •	258	205
Total Asset-Backed Securities (Cost $8,718)		5,948
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		3,998
Total Short-Term Instruments (Cost $3,998)		3,998
Total Investments in Securities (Cost $2,684,483)		2,876,537
	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	881,954	8,697
Total Short-Term Instruments (Cost $8,695)		8,697
Total Investments in Affiliates (Cost $8,695)		8,697
Total Investments 116.9% (Cost $2,693,178)		$2,885,234
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $19,995)		(730)
Other Assets and Liabilities, net (16.9)%		(417,159)
Net Assets 100.0%		$2,467,345

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$3,998	U.S. Treasury Bills 0.000% due 12/30/2021	$(4,078)	$3,998	$3,998
Total Repurchase Agreements	$(4,078)	$3,998	$3,998
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.090%	12/23/2020	01/06/2021	$(163,376)	$(163,381)
0.160	12/01/2020	01/12/2021	(4,462)	(4,463)
0.160	12/10/2020	01/07/2021	(12,875)	(12,876)
0.170	12/10/2020	01/19/2021	(9,270)	(9,271)
DEU	0.170	12/10/2020	01/04/2021	(13,133)	(13,134)
JPS	0.060	12/08/2020	01/07/2021	(153,660)	(153,667)
0.080	12/09/2020	01/08/2021	(72,489)	(72,494)
0.161	12/10/2020	01/19/2021	(15,064)	(15,065)
Total Reverse Repurchase Agreements	$(444,351)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2051	$17,000	$(18,158)	$(18,181)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2051	3,000	(3,251)	(3,251)
Total Short Sales (0.9)%	$(21,409)	$(21,432)
(d)	Securities with an aggregate market value of $446,212 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(265,476) at a weighted average interest rate of 0.128%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	235	$29,649	$56	$11	$0
U.S. Treasury 10-Year Note March Futures	03/2021	16,434	2,269,176	688	1,798	0
$744	$1,809	$0

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures				03/2021	2,151	$(372,526)		$4,301	$0	$(739)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2021	1,500	(320,344)		6,220	0	(1,125)
							$10,521	$0		$(1,864)
Total Futures Contracts							$11,265	$1,809		$(1,864)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$349,800	$19,857	$(60,128)	$(40,271)	$0	$(467)
Receive(1)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	136	274	0	(18)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(11,564)	(11,564)	0	(190)
Total Swap Agreements						$19,995	$(71,556)	$(51,561)	$0	$(675)
(f)

Securities with an aggregate market value of $29,782 and cash of $2,255 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa						$0	$974	$0	$974
U.S. Government Agencies						0	90,274	0	90,274
U.S. Treasury Obligations						0	2,702,045	0	2,702,045
Non-Agency Mortgage-Backed Securities						0	73,298	0	73,298
Asset-Backed Securities						0	5,948	0	5,948
Short-Term Instruments
Repurchase Agreements						0	3,998	0	3,998
						$0	$2,876,537	$0	$2,876,537
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$8,697	$0	$0	$8,697
Total Investments						$8,697	$2,876,537	$0	$2,885,234
Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(21,432)	$0	$(21,432)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$1,809	$0	$0	$1,809
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$(1,864)	$(675)	$0	$(2,539)
Total Financial Derivative Instruments						$(55)	$(675)	$0	$(730)
Totals						$8,642	$2,854,430	$0	$2,863,072

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

		Date of	Subscription	Subsidiary % of Consolidated Portfolio
Portfolio Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/29/2020	06/29/2020	10.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	20.8%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	16.5%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio's net asset value ("NAV"). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolios generally do not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the

Notes to Financial Statements (Cont.)

value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Notes to Financial Statements (Cont.)

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2020, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2020 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$338,784	$1,868,002	$(1,985,400)	$730	$1,513	$223,629	$1,903	$0
PIMCO All Asset: Multi-RAE PLUS Fund	0	845,295	(203,600)	(13)	28	641,710	295	0
PIMCO All Asset: Multi-Real Fund	0	183,211	(114,200)	0	5	69,016	11	0
PIMCO All Asset: Multi-Short PLUS Fund	0	76,027	(23,000)	(2)	(1)	53,024	27	0
PIMCO EM Bond and Short-Term Investments Portfolio	118,691	397,041	(417,000)	(151)	602	99,183	241	0
PIMCO High Yield and Short-Term Investments Portfolio	60,560	206,577	(238,100)	(221)	375	29,191	77	0
PIMCO Investment Grade Credit Bond Portfolio	162,082	2,302,113	(1,970,200)	(538)	1,144	494,601	1,033	0
PIMCO Long Duration Credit Bond Portfolio	69,062	6,566,880	(6,422,300)	1,360	(108)	214,894	409	0
PIMCO Mortgage and Short-Term Investments Portfolio	161,180	1,138,141	(1,277,801)	560	(210)	21,870	141	0

Notes to Financial Statements (Cont.)

PIMCO Municipal Portfolio	1,582	48,823	(43,000)	12	18	7,435	23	0
PIMCO Real Return Portfolio	27,194	133,008	(159,700)	49	1	552	9	0
PIMCO Short-Term Portfolio	91,810	240,278	(319,501)	82	278	12,947	178	0
PIMCO U.S. Government and Short-Term Investments Portfolio	5,957	773,924	(771,200)	18	(2)	8,697	33	0
PIMCO International Portfolio	184,082	495,596	(599,100)	477	(72)	80,983	396	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2020 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2020	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2020	Dividend Income	Shares Held at 12/31/2020
Xfit Brands, Inc	$10	$0	$0	$0	$0	$10	$0	2,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JLN	JP Morgan Chase Bank N.A. London	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	TDL	Toronto Dominion Bank London
DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	NOK	Norwegian Krone
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HKD	Hong Kong Dollar	RUB	Russian Ruble
CHF	Swiss Franc	HUF	Hungarian Forint	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index
BADLARPP	Argentina Badlar Floating Rate Notes	ERADXULT	eRAFI International Large Strategy Index	PRIME	Daily US Prime Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	ERAUSLT	eRAFI U.S. Large Strategy Index	SOFRRATE	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSST	eRAFI U.S. Small Strategy Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	MSCI EAFE Index
CNREPOFIX	China Fixing Repo Rates 7-Day	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0001M	ICE 1-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MTGEFNCL	FNMA 30-Year Coupon Index	USSW10	10 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce
AID	Agency International Development	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap